                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07797
                                   ---------------------------------------------

                         SunAmerica Focused Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                              Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period: October 31, 2006
                         -------------------------


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Item 1. Reports to Stockholders

SUNAMERICA

FOCUSED PORTFOLIOS

2006 ANNUAL REPORT

-    FOCUSED ASSET ALLOCATION STRATEGIES

-    FOCUSED PORTFOLIOS

[GRAPHIC]

[AIG SunAmerica Mutual Funds LOGO]

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2006

AIG SUNAMERICA

Focused Portfolios

                                   [GRAPHIC]

                                 ANNUAL REPORT

     -    FOCUSED ASSET ALLOCATION STRATEGIES

     -    FOCUSED PORTFOLIOS

                                                                    [AIG LOGO]
                                                                    SunAmerica
                                                                    Mutual Funds

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OCTOBER 31, 2006                                                   ANNUAL REPORT

SUNAMERICA FOCUSED PORTFOLIOS

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES
   FOCUSED EQUITY STRATEGY PORTFOLIO (FESAX)
   FOCUSED MULTI-ASSET STRATEGY PORTFOLIO (FASAX)
   FOCUSED BALANCED STRATEGY PORTFOLIO (FBAAX)
   FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO (FFEAX)
   FOCUSED FIXED INCOME STRATEGY PORTFOLIO (N/A)
SUNAMERICA FOCUSED LARGE-CAP GROWTH PORTFOLIO (SSFAX)
SUNAMERICA FOCUSED MULTI-CAP GROWTH PORTFOLIO* (SSAAX)
SUNAMERICA FOCUSED MID-CAP GROWTH PORTFOLIO (FMGWX)
SUNAMERICA FOCUSED SMALL-CAP GROWTH PORTFOLIO (NSKAX)
SUNAMERICA FOCUSED LARGE-CAP VALUE PORTFOLIO (SSLAX)
SUNAMERICA FOCUSED MULTI-CAP VALUE PORTFOLIO* (SFVAX)
SUNAMERICA FOCUSED MID-CAP VALUE PORTFOLIO (FMVPX)
SUNAMERICA FOCUSED SMALL-CAP VALUE PORTFOLIO (SSSAX)
SUNAMERICA FOCUSED GROWTH AND INCOME PORTFOLIO (FOGAX)
SUNAMERICA FOCUSED INTERNATIONAL EQUITY PORTFOLIO (SFINX)
SUNAMERICA FOCUSED TECHNOLOGY PORTFOLIO (STNAX)
SUNAMERICA FOCUSED DIVIDEND STRATEGY PORTFOLIO (FDSAX)

* As of November 21, 2006, the names of the Focused Multi-Cap Growth Portfolio and Focused Multi-Cap Value Portfolio were changed to the Focused Growth Portfolio and Focused Value Portfolio, respectively.

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TABLE OF CONTENTS

A MESSAGE FROM THE PRESIDENT                                                   3
EXPENSE EXAMPLE                                                                5
STATEMENT OF ASSETS AND LIABILITIES                                           12
STATEMENT OF OPERATIONS                                                       20
STATEMENT OF CHANGES IN NET ASSETS                                            25
FINANCIAL HIGHLIGHTS                                                          31
PORTFOLIO OF INVESTMENTS                                                      46
NOTES TO FINANCIAL STATEMENTS                                                 84
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                      116
APPROVAL OF ADVISORY AGREEMENTS                                              117
DIRECTOR AND OFFICER INFORMATION                                             124
SHAREHOLDER TAX INFORMATION                                                  127
COMPARISONS: PORTFOLIOS VS. INDEXES                                          129

                                                                    [AIG LOGO]
                                                                    SUNAMERICA
                                                                    Mutual Funds

A MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDERS:

     We are pleased to present this annual update for the SunAmerica Focused Portfolios for the period ended October 31, 2006.

     SunAmerica Focused Portfolios' managers were able to add value for our investors during a 12-month period when equity indices experienced great volatility but overall moved higher across the board, with all styles and capitalization ranges posting gains. Indeed, on an absolute basis, all of the Portfolios produced positive returns. Seven SunAmerica Focused Portfolios and two Focused Asset Allocation Strategies outperformed their respective benchmark index and/or Lipper peer group for the 12-month period ended October 31, 2006.

     Plus, AIG SunAmerica continued to enhance its array of focused investment options to help you and your adviser fulfill your asset allocation objectives. Most importantly, we enthusiastically welcomed several new portfolio managers and are extremely proud that many world-class managers lend their stock-picking talents and market insights to our SunAmerica Focused Portfolios.

     SunAmerica Focused Large-Cap Growth Portfolio was the first multi-managed focused mutual fund on Wall Street. Today, our family of Focused Portfolios includes 12 mutual funds. Each of these Portfolios seeks either growth of capital over the long term or total return (including capital appreciation and current income). After all, maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. In a fiscal year such as the one ended October 31, 2006, such a perspective is especially important. By staying invested in assets allocated based on your individual goals, you may lessen the effects of short-term dips, such as that experienced this past spring and early summer, still gain ground on an absolute basis, and keep time on your side.

     Remember, the SunAmerica Focused Portfolios generally feature three world class managers, each of whom selects their top stocks for the Portfolio.1 We believe this focused strategy, which is used by many institutional investors, offers efficient asset allocation opportunities2 and avoids portfolio dilution and overdiversification. According to Modern Portfolio Theory, investors do not receive any additional diversification benefits in any single asset class with portfolios holding more than 20 to 30 stocks.1, 3 Whether you invest in the Focused Portfolios separately or you invest in a predetermined mix of them through our Focused Asset Allocation Strategies, we believe the multi-managed, style-specific portfolios we offer provide essential building blocks for a well-constructed equity portfolio.

     On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Focused Portfolios for the period ended October 31, 2006. You will also find a comprehensive view of the Portfolios' performance and our management strategies along with a discussion from one manager of each of the Portfolios.

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     We thank you for being a part of the SunAmerica Focused Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,


/s/ Peter A. Harbeck
-------------------------------------
Peter A. Harbeck
PRESIDENT & CEO
AIG SunAmerica Asset Management Corp.

(1) Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon he overall portfolio, which increases risk. Due to potential overlap in each manager's selections, some portfolios may hold less than 30 stocks. The managers in the Focused Small-Cap Growth and Focused Small-Cap Value portfolios each select 20 stocks due to liquidity issues, so each of these portfolios may hold as many as 60 stocks. The Focused Dividend Strategy Portfolio employs a "buy and hold" strategy with up to 30 high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by AIG SunAmerica Asset Management Corp.

(2) Asset allocation does not guarantee profit, nor does it protect against loss.

(3) Source: PORTFOLIO SELECTION, 2nd edition, 1991. As cited in A RANDOM WALK DOWN WALL STREET, Malkiel, Burton. Norton and Company, 1999.

----------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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EXPENSE EXAMPLE -- OCTOBER 31, 2006 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Focused International Equity Portfolio only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at May 1, 2006 and held until October 31, 2006.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the period ended October 31, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the period ended October 31, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the period ended October 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the period ended October 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the period ended October 31, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the period ended October 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the period ended October 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only); small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's Prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

                                                   ACTUAL                               HYPOTHETICAL
                                   -------------------------------------   --------------------------------------
                                                                                          ENDING
                                                                                          ACCOUNT
                                                  ENDING       EXPENSES                    VALUE        EXPENSES
                                                 ACCOUNT         PAID                     USING A         PAID
                                   BEGINNING   VALUE USING   DURING THE    BEGINNING   HYPOTHETICAL    DURING THE     EXPENSE
                                    ACCOUNT       ACTUAL        PERIOD      ACCOUNT     5% ASSUMED       PERIOD        RATIO
                                    VALUE AT    RETURN AT       ENDED       VALUE AT     RETURN AT       ENDED         AS OF
                                     MAY 1,    OCTOBER 31,   OCTOBER 31,     MAY 1,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
PORTFOLIO                             2006         2006         2006 *        2006         2006          2006 *        2006 *
---------                          ---------   -----------   -----------   ---------   ------------   -----------   -----------
Focused Equity Strategy #+
   Class A                         $1,000.00    $1,005.14       $ 0.86     $1,000.00     $1,024.35       $ 0.87        0.17%
   Class B                         $1,000.00    $1,001.56       $ 4.19     $1,000.00     $1,021.02       $ 4.23        0.83%
   Class C                         $1,000.00    $1,001.56       $ 4.04     $1,000.00     $1,021.17       $ 4.08        0.80%
   Class I                         $1,000.00    $1,004.63       $ 0.76     $1,000.00     $1,024.45       $ 0.77        0.15%
Focused Multi-Asset Strategy +
   Class A #                       $1,000.00    $1,016.85       $ 0.86     $1,000.00     $1,024.35       $ 0.87        0.17%
   Class B #                       $1,000.00    $1,013.25       $ 4.11     $1,000.00     $1,021.12       $ 4.13        0.81%
   Class C                         $1,000.00    $1,013.25       $ 4.11     $1,000.00     $1,021.12       $ 4.13        0.81%
Focused Balanced Strategy +
   Class A                         $1,000.00    $1,016.25       $ 0.81     $1,000.00     $1,024.40       $ 0.82        0.16%
   Class B                         $1,000.00    $1,012.89       $ 4.11     $1,000.00     $1,021.12       $ 4.13        0.81%
   Class C                         $1,000.00    $1,012.86       $ 4.11     $1,000.00     $1,021.12       $ 4.13        0.81%
   Class I #                       $1,000.00    $1,016.32       $ 0.76     $1,000.00     $1,024.45       $ 0.77        0.15%
Focused Fixed Income &
   Equity Strategy #+
   Class A                         $1,000.00    $1,028.86       $ 1.28     $1,000.00     $1,023.95       $ 1.28        0.25%
   Class B                         $1,000.00    $1,026.22       $ 4.60     $1,000.00     $1,020.67       $ 4.58        0.90%
   Class C                         $1,000.00    $1,026.22       $ 4.60     $1,000.00     $1,020.67       $ 4.58        0.90%
Focused Fixed Income Strategy #+
   Class A                         $1,000.00    $1,044.04       $ 1.29     $1,000.00     $1,023.95       $ 1.28        0.25%
   Class B                         $1,000.00    $1,040.74       $ 4.63     $1,000.00     $1,020.67       $ 4.58        0.90%
   Class C                         $1,000.00    $1,039.94       $ 4.63     $1,000.00     $1,020.67       $ 4.58        0.90%
Focused Large-Cap Growth @
   Class A                         $1,000.00    $  944.53       $ 7.40     $1,000.00     $1,017.59       $ 7.68        1.51%
   Class B                         $1,000.00    $  941.54       $10.57     $1,000.00     $1,014.32       $10.97        2.16%
   Class C                         $1,000.00    $  941.57       $10.57     $1,000.00     $1,014.32       $10.97        2.16%
   Class Z                         $1,000.00    $  947.80       $ 4.57     $1,000.00     $1,020.52       $ 4.74        0.93%
Focused Multi-Cap Growth #@
   Class A                         $1,000.00    $  982.12       $ 8.59     $1,000.00     $1,016.53       $ 8.74        1.72%
   Class B                         $1,000.00    $  979.06       $11.82     $1,000.00     $1,013.26       $12.03        2.37%
   Class C                         $1,000.00    $  978.62       $11.82     $1,000.00     $1,013.26       $12.03        2.37%
Focused Mid-Cap Growth #@
   Class A                         $1,000.00    $  978.87       $ 8.58     $1,000.00     $1,016.53       $ 8.74        1.72%
   Class B                         $1,000.00    $  974.71       $11.80     $1,000.00     $1,013.26       $12.03        2.37%
   Class C                         $1,000.00    $  975.39       $11.80     $1,000.00     $1,013.26       $12.03        2.37%
   Class I                         $1,000.00    $  978.88       $ 8.08     $1,000.00     $1,017.04       $ 8.24        1.62%

                                                   ACTUAL                               HYPOTHETICAL
                                   -------------------------------------   --------------------------------------
                                                                                          ENDING
                                                                                          ACCOUNT
                                                  ENDING       EXPENSES                    VALUE        EXPENSES
                                                 ACCOUNT         PAID                     USING A         PAID
                                   BEGINNING   VALUE USING   DURING THE    BEGINNING   HYPOTHETICAL    DURING THE     EXPENSE
                                    ACCOUNT       ACTUAL        PERIOD      ACCOUNT     5% ASSUMED       PERIOD        RATIO
                                    VALUE AT    RETURN AT       ENDED       VALUE AT     RETURN AT       ENDED         AS OF
                                     MAY 1,    OCTOBER 31,   OCTOBER 31,     MAY 1,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
PORTFOLIO                             2006         2006         2006 *        2006         2006          2006 *        2006 *
---------                          ---------   -----------   -----------   ---------   ------------   -----------   -----------
Focused Small-Cap Growth #@
   Class A                         $1,000.00    $  924.94       $ 8.20     $1,000.00     $1,016.69       $ 8.59        1.69%
   Class B                         $1,000.00    $  921.50       $11.48     $1,000.00     $1,013.26       $12.03        2.37%
   Class C                         $1,000.00    $  922.26       $11.48     $1,000.00     $1,013.26       $12.03        2.37%
   Class I                         $1,000.00    $  925.96       $ 7.86     $1,000.00     $1,017.04       $ 8.24        1.62%
Focused Large-Cap Value @
   Class A                         $1,000.00    $1,060.52       $ 8.52     $1,000.00     $1,016.94       $ 8.34        1.64%
   Class B #                       $1,000.00    $1,056.66       $12.29     $1,000.00     $1,013.26       $12.03        2.37%
   Class C #                       $1,000.00    $1,056.56       $11.97     $1,000.00     $1,013.56       $11.72        2.31%
Focused Multi-Cap Value #@
   Class A                         $1,000.00    $1,082.31       $ 8.82     $1,000.00     $1,016.74       $ 8.54        1.68%
   Class B                         $1,000.00    $1,078.92       $12.42     $1,000.00     $1,013.26       $12.03        2.37%
   Class C                         $1,000.00    $1,079.00       $12.26     $1,000.00     $1,013.41       $11.88        2.34%
Focused Mid-Cap Value #@
   Class A                         $1,000.00    $1,019.42       $ 8.50     $1,000.00     $1,016.79       $ 8.49        1.67%
   Class B                         $1,000.00    $1,015.99       $11.94     $1,000.00     $1,013.36       $11.93        2.35%
   Class C                         $1,000.00    $1,015.98       $11.94     $1,000.00     $1,013.36       $11.93        2.35%
   Class I                         $1,000.00    $1,019.40       $ 7.99     $1,000.00     $1,017.29       $ 7.98        1.57%
Focused Small-Cap Value @
   Class A                         $1,000.00    $1,026.93       $ 8.38     $1,000.00     $1,016.94       $ 8.34        1.64%
   Class B #                       $1,000.00    $1,022.97       $11.83     $1,000.00     $1,013.51       $11.77        2.32%
   Class C #                       $1,000.00    $1,023.48       $11.83     $1,000.00     $1,013.51       $11.77        2.32%
Focused Growth and Income #@
   Class A                         $1,000.00    $1,057.77       $ 8.87     $1,000.00     $1,016.59       $ 8.69        1.71%
   Class B                         $1,000.00    $1,054.50       $12.27     $1,000.00     $1,013.26       $12.03        2.37%
   Class C                         $1,000.00    $1,053.96       $12.27     $1,000.00     $1,013.26       $12.03        2.37%
Focused International Equity #@
   Class A                         $1,000.00    $1,034.53       $10.00     $1,000.00     $1,015.38       $ 9.91        1.95%
   Class B                         $1,000.00    $1,030.39       $13.31     $1,000.00     $1,012.10       $13.19        2.60%
   Class C                         $1,000.00    $1,030.94       $13.31     $1,000.00     $1,012.10       $13.19        2.60%
Focused Technology #@
   Class A                         $1,000.00    $  916.42       $ 9.52     $1,000.00     $1,015.27       $10.01        1.97%
   Class B                         $1,000.00    $  914.76       $12.64     $1,000.00     $1,012.00       $13.29        2.62%
   Class C                         $1,000.00    $  913.37       $12.64     $1,000.00     $1,012.00       $13.29        2.62%

                                             ACTUAL                                     HYPOTHETICAL
                           ------------------------------------------   --------------------------------------------
                                           ENDING                                    ENDING ACCOUNT
                           BEGINNING       ACCOUNT      EXPENSES PAID   BEGINNING     VALUE USING A    EXPENSES PAID
                            ACCOUNT      VALUE USING      DURING THE     ACCOUNT      HYPOTHETICAL       DURING THE      EXPENSE
                            VALUE AT    ACTUAL RETURN    PERIOD ENDED    VALUE AT      5% ASSUMED       PERIOD ENDED   RATIO AS OF
                             MAY 1,    AT OCTOBER 31,    OCTOBER 31,      MAY 1,        RETURN AT       OCTOBER 31,    OCTOBER 31,
PORTFOLIO                     2006          2006            2006 *         2006     OCTOBER 31, 2006       2006 *         2006 *
---------                  ---------   --------------   -------------   ---------   ----------------   -------------   -----------
Focused Dividend
   Strategy Portfolio #@
Class A                    $1,000.00       $980.07          $4.74       $1,000.00       $1,020.42          $4.84          0.95%
Class B                    $1,000.00       $976.54          $7.97       $1,000.00       $1,017.14          $8.13          1.60%
Class C                    $1,000.00       $977.21          $7.97       $1,000.00       $1,017.14          $8.13          1.60%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days.These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only), small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus and/or your qualified retirement plan document for more information.

# During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended October 31, 2006" and the "Expense Ratios"would have been lower.

+ Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios"would have been higher and the "Actual/Hypothetical Ending Account Value"would have been lower.

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

                                      ACTUAL                                     HYPOTHETICAL
                    ------------------------------------------   --------------------------------------------
                                    ENDING                                    ENDING ACCOUNT
                    BEGINNING       ACCOUNT      EXPENSES PAID   BEGINNING     VALUE USING A    EXPENSES PAID
                     ACCOUNT      VALUE USING      DURING THE     ACCOUNT      HYPOTHETICAL       DURING THE      EXPENSE
                     VALUE AT    ACTUAL RETURN    PERIOD ENDED    VALUE AT      5% ASSUMED       PERIOD ENDED   RATIO AS OF
                      MAY 1,    AT OCTOBER 31,    OCTOBER 31,      MAY 1,        RETURN AT       OCTOBER 31,    OCTOBER 31,
PORTFOLIO              2006          2006            2006 *         2006     OCTOBER 31, 2006       2006 *         2006 *
---------           ---------   --------------   -------------   ---------   ----------------   -------------   -----------
Focused Large-Cap
   Growth
   Class A          $1,000.00       $944.53          $ 7.11      $1,000.00       $1,017.90          $ 7.38         1.45%
   Class B          $1,000.00       $941.54          $10.28      $1,000.00       $1,014.62          $10.66         2.10%
   Class C          $1,000.00       $941.57          $10.28      $1,000.00       $1,014.62          $10.66         2.10%
   Class Z          $1,000.00       $947.80          $ 4.27      $1,000.00       $1,020.82          $ 4.43         0.87%
Focused Multi-Cap
   Growth #
   Class A          $1,000.00       $982.12          $ 8.49      $1,000.00       $1,016.64          $ 8.64         1.70%
   Class B          $1,000.00       $979.06          $11.72      $1,000.00       $1,013.36          $11.93         2.35%
   Class C          $1,000.00       $978.62          $11.72      $1,000.00       $1,013.36          $11.93         2.35%

                                            ACTUAL                                     HYPOTHETICAL
                          ------------------------------------------   --------------------------------------------
                                          ENDING                                    ENDING ACCOUNT
                          BEGINNING       ACCOUNT      EXPENSES PAID   BEGINNING     VALUE USING A    EXPENSES PAID
                           ACCOUNT      VALUE USING      DURING THE     ACCOUNT      HYPOTHETICAL       DURING THE      EXPENSE
                           VALUE AT    ACTUAL RETURN    PERIOD ENDED    VALUE AT      5% ASSUMED       PERIOD ENDED   RATIO AS OF
                            MAY 1,    AT OCTOBER 31,    OCTOBER 31,      MAY 1,        RETURN AT       OCTOBER 31,    OCTOBER 31,
PORTFOLIO                    2006          2006            2006 *         2006     OCTOBER 31, 2006       2006 *         2006 *
---------                 ---------   --------------   -------------   ---------   ----------------   -------------   -----------
Focused Mid-Cap
   Growth #
   Class A                $1,000.00      $  978.87         $ 8.43      $1,000.00       $1,016.69          $ 8.59         1.69%
   Class B                $1,000.00      $  974.71         $11.65      $1,000.00       $1,013.41          $11.88         2.34%
   Class C                $1,000.00      $  975.39         $11.65      $1,000.00       $1,013.41          $11.88         2.34%
   Class I                $1,000.00      $  978.88         $ 7.93      $1,000.00       $1,017.19          $ 8.08         1.59%
Focused Small-Cap
   Growth #
   Class A                $1,000.00      $  924.94         $ 8.20      $1,000.00       $1,016.69          $ 8.59         1.69%
   Class B                $1,000.00      $  921.50         $11.48      $1,000.00       $1,013.26          $12.03         2.37%
   Class C                $1,000.00      $  922.26         $11.48      $1,000.00       $1,013.26          $12.03         2.37%
   Class I                $1,000.00      $  925.96         $ 7.86      $1,000.00       $1,017.04          $ 8.24         1.62%
Focused Large-Cap Value
   Class A                $1,000.00      $1,060.52         $ 8.52      $1,000.00       $1,016.94          $ 8.34         1.64%
   Class B #              $1,000.00      $1,056.66         $12.29      $1,000.00       $1,013.26          $12.03         2.37%
   Class C #              $1,000.00      $1,056.56         $11.97      $1,000.00       $1,013.56          $11.72         2.31%
Focused Multi-Cap
   Value #
   Class A                $1,000.00      $1,082.31         $ 8.82      $1,000.00       $1,016.74          $ 8.54         1.68%
   Class B                $1,000.00      $1,078.92         $12.42      $1,000.00       $1,013.26          $12.03         2.37%
   Class C                $1,000.00      $1,079.00         $12.26      $1,000.00       $1,013.41          $11.88         2.34%
Focused Mid-Cap
   Value #
   Class A                $1,000.00      $1,019.42         $ 8.35      $1,000.00       $1,016.94          $ 8.34         1.64%
   Class B                $1,000.00      $1,015.99         $11.79      $1,000.00       $1,013.51          $11.77         2.32%
   Class C                $1,000.00      $1,015.98         $11.79      $1,000.00       $1,013.51          $11.77         2.32%
   Class I                $1,000.00      $1,019.40         $ 7.84      $1,000.00       $1,017.44          $ 7.83         1.54%
Focused Small-Cap Value
   Class A                $1,000.00      $1,026.93         $ 8.17      $1,000.00       $1,017.14          $ 8.13         1.60%
   Class B #              $1,000.00      $1,022.97         $11.73      $1,000.00       $1,013.61          $11.67         2.30%
   Class C #              $1,000.00      $1,023.48         $11.63      $1,000.00       $1,013.71          $11.57         2.28%
Focused Growth and
   Income #
   Class A                $1,000.00      $1,057.77         $ 8.87      $1,000.00       $1,016.59          $ 8.69         1.71%
   Class B                $1,000.00      $1,054.50         $12.27      $1,000.00       $1,013.26          $12.03         2.37%
   Class C                $1,000.00      $1,053.96         $12.27      $1,000.00       $1,013.26          $12.03         2.37%
Focused International
   Equity #
   Class A                $1,000.00      $1,034.53         $ 9.95      $1,000.00       $1,015.43          $ 9.86         1.94%
   Class B                $1,000.00      $1,030.39         $13.25      $1,000.00       $1,012.15          $13.14         2.59%
   Class C                $1,000.00      $1,030.94         $13.26      $1,000.00       $1,012.15          $13.14         2.59%

                                            ACTUAL                                     HYPOTHETICAL
                          ------------------------------------------   --------------------------------------------
                                          ENDING                                    ENDING ACCOUNT
                          BEGINNING       ACCOUNT      EXPENSES PAID   BEGINNING     VALUE USING A    EXPENSES PAID
                           ACCOUNT      VALUE USING      DURING THE     ACCOUNT      HYPOTHETICAL       DURING THE      EXPENSE
                           VALUE AT    ACTUAL RETURN    PERIOD ENDED    VALUE AT      5% ASSUMED       PERIOD ENDED   RATIO AS OF
                            MAY 1,    AT OCTOBER 31,    OCTOBER 31,      MAY 1,        RETURN AT       OCTOBER 31,    OCTOBER 31,
PORTFOLIO                    2006          2006            2006 *         2006     OCTOBER 31, 2006       2006 *         2006 *
---------                 ---------   --------------   -------------   ---------   ----------------   -------------   -----------
Focused Technology #
   Class A                $1,000.00       $916.42          $ 9.27      $1,000.00       $1,015.53          $ 9.75         1.92%
   Class B                $1,000.00       $914.76          $12.40      $1,000.00       $1,012.25          $13.03         2.57%
   Class C                $1,000.00       $913.37          $12.39      $1,000.00       $1,012.25          $13.03         2.57%
Focused Dividend
   Strategy Portfolio #
   Class A                $1,000.00       $980.07          $ 4.64      $1,000.00       $1,020.52          $4.74          0.93%
   Class B                $1,000.00       $976.54          $ 7.87      $1,000.00       $1,017.24          $8.03          1.58%
   Class C                $1,000.00       $977.21          $ 7.87      $1,000.00       $1,017.24          $8.03          1.58%

                      (This page intentionally left blank.)

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2006

                                                                                             FOCUSED       FOCUSED
                                                FOCUSED        FOCUSED        FOCUSED     FIXED INCOME      FIXED
                                                EQUITY       MULTI-ASSET     BALANCED      AND EQUITY      INCOME
                                               STRATEGY       STRATEGY       STRATEGY       STRATEGY       STRATEGY
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                             -----------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
   (unaffiliated)*                           $         --   $         --   $         --    $        --   $        --
Long-term investment securities, at value
   (affiliated)*                              651,893,584    852,639,080    466,420,686     64,938,651    23,435,588
Short-term investment securities, at value
   (unaffiliated)*                                     --             --             --             --            --
Repurchase agreements (cost equals
   market value)                                       --             --             --             --            --
                                             ------------   ------------   ------------    -----------   -----------
Total investments                             651,893,584    852,639,080    466,420,686     64,938,651    23,435,588
                                             ------------   ------------   ------------    -----------   -----------
Cash                                                   --             --             --             --            --
Foreign cash*                                          --             --             --             --            --
Due from broker                                        --             --             --             --            --
Receivable for--
   Fund shares sold                               917,954      1,617,809        661,988        104,588        47,770
   Dividends and interest                              --             --             --             --            --
   Investments sold                                    --             --             --             --            --
Prepaid expenses and other assets                   2,423          2,922          1,857            274           108
Due from investment advisor for expense
   reimbursements/fee waivers                       2,262             --          2,162          3,330         7,422
Variation margin on futures contracts                  --             --             --             --            --
Due from custodian                                     --             --             --             --            --
                                             ------------   ------------   ------------    -----------   -----------
Total assets                                  652,816,223    854,259,811    467,086,693     65,046,843    23,490,888
                                             ------------   ------------   ------------    -----------   -----------
LIABILITIES:
Payable for--
   Fund shares redeemed                         2,138,594      1,330,985      1,420,114        210,615        16,245
   Investments purchased                               --             --             --             --            --
   Investment advisory and management fees         55,002         71,599         39,364          5,490         1,953
   Distribution and service maintenance
      fees                                        246,497        315,822        174,090         22,867         8,586
   Transfer agent fees and expenses                51,077         59,612         36,038          6,762         5,046
   Directors' fees and expenses                    21,716         23,706         19,231          3,284         1,364
   Other accrued expenses                         113,353        114,376         80,292         44,369        36,942
   Line of credit                                      --             --             --             --            --
Dividends payable                                      --             --             --             --        62,152
Variation margin on futures contracts                  --             --             --             --            --
Due to investment advisor for expense
   recoupment                                          --             --             --             --            --
                                             ------------   ------------   ------------    -----------   -----------
Total liabilities                               2,626,239      1,916,100      1,769,129        293,387       132,288
                                             ------------   ------------   ------------    -----------   -----------
Net Assets                                   $650,189,984   $852,343,711   $465,317,564    $64,753,456   $23,358,600
                                             ============   ============   ============    ===========   ===========
*Cost
Long-term investment securities
   (unaffiliated)                            $         --   $         --   $         --    $        --   $        --
                                             ============   ============   ============    ===========   ===========
Long-term investment securities
   (affiliated)                              $576,951,388   $732,510,295   $427,316,923    $61,882,611   $22,776,019
                                             ============   ============   ============    ===========   ===========
Short-term investment securities
   (unaffiliated)                            $         --   $         --   $         --    $        --   $        --
                                             ============   ============   ============    ===========   ===========
Foreign cash                                 $         --   $         --   $         --    $        --   $        --
                                             ============   ============   ============    ===========   ===========

See Notes to Financial Statements

                                              FOCUSED        FOCUSED        FOCUSED          FOCUSED          FOCUSED
                                              EQUITY       MULTI-ASSET     BALANCED     FIXED INCOME AND   FIXED INCOME
                                             STRATEGY       STRATEGY       STRATEGY      EQUITY STRATEGY     STRATEGY
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                           ----------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
   (3 billion shares authorized)           $      3,358   $      4,444   $      2,783      $       458     $       180
Paid-in capital                             541,913,597    685,685,779    409,446,693       60,229,464      22,975,293
                                           ------------   ------------   ------------      -----------     -----------
                                            541,916,955    685,690,223    409,449,476       60,229,922      22,975,473
Accumulated undistributed net
   investment income (loss)                     (17,359)     1,546,949        366,426          132,639         (27,801)
Accumulated undistributed net realized
   gain (loss) on investments, futures
   contracts, options contracts, foreign
   exchange transactions and capital
   gain distributions received from
   underlying  funds                         33,348,192     44,977,754     16,397,899        1,334,855        (248,641)
Unrealized appreciation (depreciation)
   on investments                            74,942,196    120,128,785     39,103,763        3,056,040         659,569
Unrealized appreciation (depreciation)
   on futures contracts and options
   contracts                                         --             --             --               --              --
Unrealized foreign exchange gain (loss)
   on other assets and liabilities                   --             --             --               --              --
                                           ------------   ------------   ------------      -----------     -----------
Net Assets                                 $650,189,984   $852,343,711   $465,317,564      $64,753,456     $23,358,600
                                           ============   ============   ============      ===========     ===========
CLASS A:
Net assets                                 $199,097,665   $274,699,004   $143,156,856      $23,336,689     $ 7,649,709
Shares outstanding                           10,183,949     14,226,852      8,557,295        1,647,665         589,523
Net asset value and redemption price per
   share (excluding any applicable
   contingent deferred sales charge)       $      19.55   $      19.31   $      16.73      $     14.16     $     12.98
Maximum sales charge (5.75% of offering
   price)                                          1.19           1.18           1.02             0.86            0.79
                                           ------------   ------------   ------------      -----------     -----------
Maximum offering price to public           $      20.74   $      20.49   $      17.75      $     15.02     $     13.77
                                           ============   ============   ============      ===========     ===========
CLASS B:
Net assets                                 $127,528,200   $163,009,647   $110,559,466      $14,266,871     $ 5,902,934
Shares outstanding                            6,617,045      8,526,754      6,620,484        1,008,797         455,287
Net asset value, offering and redemption
   price per share (excluding any
   applicable contingent deferred sales
   charge)                                 $      19.27   $      19.12   $      16.70      $     14.14     $     12.97
                                           ============   ============   ============      ===========     ===========
CLASS C:
Net assets                                 $320,130,267   $414,635,060   $205,829,712      $27,149,896     $ 9,805,957
Shares outstanding                           16,605,109     21,682,626     12,305,407        1,919,926         756,492
Net asset value, offering and redemption
   price per share (excluding any
   applicable contingent deferred sales
   charge)                                 $      19.28   $      19.12   $      16.73      $     14.14     $     12.96
                                           ============   ============   ============      ===========     ===========
CLASS I:
Net assets                                 $  3,433,852   $         --   $  5,771,530      $        --     $        --
Shares outstanding                              175,708             --        345,223               --              --
Net asset value, offering and redemption
   price per share                         $      19.54   $         --   $      16.72      $        --     $        --
                                           ============   ============   ============      ===========     ===========
CLASS Z:
Net assets                                 $         --   $         --   $         --      $        --     $        --
Shares outstanding                                   --             --             --               --              --
Net asset value, offering and redemption
   price per share                         $         --   $         --   $         --      $        --     $        --
                                           ============   ============   ============      ===========     ===========

See Notes to Financial Statements

                                               FOCUSED         FOCUSED       FOCUSED        FOCUSED        FOCUSED
                                              LARGE-CAP       MULTI-CAP       MID-CAP      SMALL-CAP      LARGE-CAP
                                               GROWTH          GROWTH         GROWTH        GROWTH          VALUE
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           ------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
   value  (unaffiliated)*                  $1,259,412,482   $395,413,943   $73,584,340   $324,829,292   $572,709,529
Long-term investment securities, at
   value  (affiliated)*                                --             --            --             --             --
Short-term investment securities, at
   value (unaffiliated)*                       17,084,282      1,100,000     4,965,000             --      2,190,000
Repurchase agreements (cost equals
   market value)                                  515,000     10,854,000            --     25,643,000      7,387,000
                                           --------------   ------------   -----------   ------------   ------------
Total investments                           1,277,011,764    407,367,943    78,549,340    350,472,292    582,286,529
                                           --------------   ------------   -----------   ------------   ------------
Cash                                               22,939         79,533        52,178          1,333            784
Foreign cash*                                          --             --            --             --             --
Due from broker                                        --             --            --             --         63,000
Receivable for--
   Fund shares sold                             8,782,229        361,234        67,974        669,154        289,262
   Dividends and interest                         202,236         20,884         4,596          2,137      1,084,436
   Investments sold                            45,523,011             --       386,169      1,391,651      7,791,068
Prepaid expenses and other assets                 645,888         14,099           210          3,448          3,075
Due from investment advisor for expense
   reimbursements/fee waivers                          --             --         9,542            790             --
Variation margin on futures contracts                  --             --            --             --             --
Due from custodian                              2,847,606             --            --             --             --
                                           --------------   ------------   -----------   ------------   ------------
Total assets                                1,335,035,673    407,843,693    79,070,009    352,540,805    591,518,154
                                           --------------   ------------   -----------   ------------   ------------
LIABILITIES:
Payable for--
   Fund shares redeemed                         4,386,986        617,532        77,072        693,547        685,677
   Investments purchased                       38,223,953             --       482,420      2,088,257      1,915,653
   Investment advisory and  management
      fees                                        927,937        341,136        67,211        295,265        496,192
   Distribution and service maintenance
      fees                                        643,643        189,070        25,871        164,199        230,253
   Transfer agent fees and expenses               417,354        155,120        17,530         90,207        128,898
   Directors' fees and expenses                   184,642         56,918           946         15,401         29,554
   Other accrued expenses                         324,519        138,345        71,409        109,718        124,837
   Line of credit                               2,461,606             --            --             --        673,147
Dividends payable                                      --             --            --             --             --
Variation margin on futures contracts                  --             --            --             --             --
Due to investment advisor for expense
   recoupment                                          --         14,811            --             --          1,109
                                           --------------   ------------   -----------   ------------   ------------
Total liabilities                              47,570,640      1,512,932       742,459      3,456,594      4,285,320
                                           --------------   ------------   -----------   ------------   ------------
Net Assets                                 $1,287,465,033   $406,330,761   $78,327,550   $349,084,211   $587,232,834
                                           ==============   ============   ===========   ============   ============
*Cost
Long-term investment securities
   (unaffiliated)                          $1,049,062,688   $330,622,509   $67,127,069   $269,076,288   $493,780,519
                                           ==============   ============   ===========   ============   ============
Long-term investment securities
   (affiliated)                            $           --   $         --   $        --   $         --   $         --
                                           ==============   ============   ===========   ============   ============
Short-term investment securities
   (unaffiliated)                          $   17,084,282   $  1,100,000   $ 4,965,000   $         --   $  2,190,000
                                           ==============   ============   ===========   ============   ============
Foreign cash                               $           --   $         --   $        --   $         --   $         --
                                           ==============   ============   ===========   ============   ============

See Notes to Financial Statements

                                                           FOCUSED         FOCUSED       FOCUSED        FOCUSED        FOCUSED
                                                          LARGE-CAP       MULTI-CAP      MID-CAP       SMALL-CAP      LARGE-CAP
                                                           GROWTH          GROWTH         GROWTH        GROWTH          VALUE
                                                          PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                       -------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
   (3 billion shares authorized)
                                                       $        7,347   $      1,722   $       546   $      1,906   $      3,219
Paid-in capital                                         1,501,814,149    356,790,379    69,176,239    245,899,723    440,658,798
                                                       --------------   ------------   -----------   ------------   ------------
                                                        1,501,821,496    356,792,101    69,176,785    245,901,629    440,662,017
Accumulated undistributed net investment income
   (loss)                                                    (172,461)       (53,621)         (413)       (13,105)     1,965,859
Accumulated undistributed net realized gain (loss)
   on investments, futures contracts, options
   contracts, foreign exchange transactions and
   capital gain distributions received from
   underlying funds                                      (424,533,796)   (15,199,153)    2,693,907     47,442,683     65,618,722
Unrealized appreciation (depreciation) on
   investments                                            210,349,794     64,791,434     6,457,271     55,753,004     78,929,010
Unrealized appreciation (depreciation) on futures
   contracts and options contracts                                 --             --            --             --         57,226
Unrealized foreign exchange gain (loss)
   on other assets and liabilities                                 --             --            --             --             --
                                                       --------------   ------------   -----------   ------------   ------------
Net Assets                                             $1,287,465,033   $406,330,761   $78,327,550   $349,084,211   $587,232,834
                                                       ==============   ============   ===========   ============   ============
CLASS A:
Net assets                                             $  698,801,488   $279,580,002   $74,121,599   $232,719,622   $484,952,396
Shares outstanding                                         39,081,617     11,568,614     5,161,705     12,421,872     26,359,214
Net asset value and redemption price per share
   (excluding any applicable contingent deferred
   sales charge)                                       $        17.88   $      24.17   $     14.36   $      18.73   $      18.40
Maximum sales charge (5.75% of offering price)                   1.09           1.47          0.88           1.14           1.12
                                                       --------------   ------------   -----------   ------------   ------------
Maximum offering price to public                       $        18.97   $      25.64   $     15.24   $      19.87   $      19.52
                                                       ==============   ============   ===========   ============   ============
CLASS B:
Net assets                                             $  218,894,042   $ 68,419,161   $   762,839   $ 36,587,412   $ 31,105,633
Shares outstanding                                         12,946,208      3,049,561        53,501      2,091,476      1,774,806
Net asset value, offering and redemption price per
   share (excluding any applicable contingent
   deferred sales charge)                              $        16.91   $      22.44   $     14.26   $      17.49   $      17.53
                                                       ==============   ============   ===========   ============   ============
CLASS C:
Net assets                                             $  289,503,374   $ 58,331,598   $ 3,414,258   $ 72,803,376   $ 71,174,805
Shares outstanding                                         17,110,318      2,600,438       239,291      4,175,521      4,053,301
Net asset value, offering and redemption price per
   share (excluding any applicable contingent
   deferred sales charge)                              $        16.92   $      22.43   $     14.27   $      17.44   $      17.56
                                                       ==============   ============   ===========   ============   ============
CLASS I:
Net assets                                             $           --   $         --   $    28,854   $  6,973,801   $         --
Shares outstanding                                                 --             --         2,007        366,925             --
Net asset value, offering and redemption price per
   share                                               $           --   $         --   $     14.37   $      19.01   $         --
                                                       ==============   ============   ===========   ============   ============
CLASS Z:
Net assets                                             $   80,266,129   $         --   $        --   $         --   $         --
Shares outstanding                                          4,334,740             --            --             --             --
Net asset value, offering and redemption price per
   share                                               $        18.52   $         --   $        --   $         --   $         --
                                                       ==============   ============   ===========   ============   ============

See Notes to Financial Statements

                                                      FOCUSED       FOCUSED        FOCUSED        FOCUSED        FOCUSED
                                                     MULTI-CAP      MID-CAP       SMALL-CAP     GROWTH AND    INTERNATIONAL
                                                       VALUE         VALUE          VALUE         INCOME          EQUITY
                                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                   ------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value
   (unaffiliated)*                                 $606,559,061   $76,544,607   $353,159,138   $327,031,790    $326,685,970
Long-term investment securities, at value
   (affiliated)*                                             --            --             --             --              --
Short-term investment securities, at value
   (unaffiliated)*                                           --     4,730,000             --             --         701,000
Repurchase agreements (cost equals market value)     24,494,000            --     23,042,000     22,947,000      15,631,000
                                                   ------------   -----------   ------------   ------------    ------------
Total investments                                   631,053,061    81,274,607    376,201,138    349,978,790     343,017,970
                                                   ------------   -----------   ------------   ------------    ------------
Cash                                                      1,048         1,678          2,571          1,618           1,216
Foreign cash*                                           261,322        51,103             --             75         472,677
Due from broker                                              --            --        121,500             --              --
Receivable for--
   Fund shares sold                                     778,337        89,968        160,793      1,312,730         243,456
   Dividends and interest                               733,061        13,561        242,230        107,133         404,601
   Investments sold                                   1,116,366            --     10,643,422      2,573,356              --
Prepaid expenses and other assets                         5,015           243         12,709          2,548           2,100
Due from investment advisor for expense
   reimbursements/fee waivers                                --         9,878             --             --          18,064
Variation margin on futures contracts                        --            --             --             --              --
                                                   ------------   -----------   ------------   ------------    ------------
Total assets                                        633,948,210    81,441,038    387,384,363    353,976,250     344,160,084
                                                   ------------   -----------   ------------   ------------    ------------
LIABILITIES:
Payable for--
   Fund shares redeemed                               2,417,364        88,538      1,226,846        432,416         533,531
   Investments purchased                              2,764,227            --      4,861,683             --          80,946
   Investment advisory and management fees              535,492        68,057        322,756        294,084         357,545
   Distribution and service maintenance fees            386,969        26,247        194,696        193,264         133,332
   Transfer agent fees and expenses                     152,863        17,820        106,587        106,385          73,590
   Directors' fees and expenses                          57,492         1,184         29,932         33,648          10,929
   Other accrued expenses                               180,223        74,671         89,272        115,141         134,207
   Line of credit                                            --            --             --             --              --
Dividends payable                                            --            --             --             --              --
Variation margin on futures contracts                        --            --         11,700             --              --
Due to investment advisor for expense recoupment          5,558            --          1,036         11,834              --
                                                   ------------   -----------   ------------   ------------    ------------
Total liabilities                                     6,500,188       276,517      6,844,508      1,186,772       1,324,080
                                                   ------------   -----------   ------------   ------------    ------------
Net Assets                                         $627,448,022   $81,164,521   $380,539,855   $352,789,478    $342,836,004
                                                   ============   ===========   ============   ============    ============
*Cost
Long-term investment securities (unaffiliated)     $469,394,549   $68,787,363   $327,642,313   $262,272,945    $276,218,766
                                                   ============   ===========   ============   ============    ============
Long-term investment securities (affiliated)       $         --   $        --   $         --   $         --    $         --
                                                   ============   ===========   ============   ============    ============
Short-term investment securities (unaffiliated)    $         --   $ 4,730,000   $         --   $         --    $    701,000
                                                   ============   ===========   ============   ============    ============
Foreign cash                                       $    260,996   $    50,329   $         --   $         71    $    467,689
                                                   ============   ===========   ============   ============    ============

See Notes to Financial Statements

                                                            FOCUSED        FOCUSED        FOCUSED        FOCUSED        FOCUSED
                                                           MULTI-CAP       MID-CAP       SMALL-CAP     GROWTH AND    INTERNATIONAL
                                                             VALUE          VALUE          VALUE         INCOME         EQUITY
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                         -------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares
   authorized)                                           $      2,702   $        552   $      1,982   $      1,866    $      1,597
Paid-in capital                                           440,867,564     70,225,811    329,600,980    274,491,814     245,911,640
                                                         ------------   ------------   ------------   ------------    ------------
                                                          440,870,266     70,226,363    329,602,962    274,493,680     245,913,237
Accumulated undistributed net investment income (loss)        650,105        253,627        (26,692)       (31,240)        550,350
Accumulated undistributed net realized gain (loss) on
   investments, futures contracts, options contracts,
   foreign exchange transactions and capital gain
   distributions received from underlying funds            48,762,218      2,926,396     25,269,491     13,568,189      45,894,433
Unrealized appreciation (depreciation) on investments     137,164,512      7,757,244     25,516,825     64,758,845      50,467,204
Unrealized appreciation (depreciation) on futures
   contracts and options contracts                                 --             --        177,269             --              --
Unrealized foreign exchange gain (loss) on other
   assets and liabilities                                         921            891             --              4          10,780
                                                         ------------   ------------   ------------   ------------    ------------
Net Assets                                               $627,448,022   $ 81,164,521   $380,539,855   $352,789,478    $342,836,004
                                                         ============   ============   ============   ============    ============
CLASS A:
Net assets                                               $264,367,959   $ 76,586,799   $232,912,618   $185,912,557    $281,354,455
Shares outstanding                                         11,107,543      5,210,461     11,747,596      9,580,576      13,046,020
Net asset value and redemption price per share
   (excluding any applicable contingent deferred
   sales charge)                                         $      23.80   $      14.70   $      19.83   $      19.41    $      21.57
Maximum sales charge (5.75% of offering price)                   1.45           0.90           1.21           1.18            1.32
                                                         ------------   ------------   ------------   ------------    ------------
Maximum offering price to public                         $      25.25   $      15.60   $      21.04   $      20.59    $      22.89
                                                         ============   ============   ============   ============    ============
CLASS B:
Net assets                                               $168,082,843   $  1,153,763   $ 49,714,116   $ 63,469,869    $ 18,982,519
Shares outstanding                                          7,362,290         78,960      2,722,362      3,453,042         902,933
Net asset value, offering and redemption price per
   share (excluding any applicable contingent deferred
   sales charge)                                         $      22.83   $      14.61   $      18.26   $      18.38    $      21.02
                                                         ============   ============   ============   ============    ============
CLASS C:
Net assets                                               $194,997,220   $  3,394,204   $ 97,913,121   $103,407,052    $ 42,499,030
Shares outstanding                                          8,548,118        232,160      5,347,137      5,630,818       2,024,553
Net asset value, offering and redemption price per
   share (excluding any applicable contingent deferred
   sales charge)                                         $      22.81   $      14.62   $      18.31   $      18.36    $      20.99
                                                         ============   ============   ============   ============    ============
CLASS I:
Net assets                                               $         --   $     29,755   $         --   $         --    $         --
Shares outstanding                                                 --          2,022             --             --              --
Net asset value, offering and redemption price
   per share                                             $         --   $      14.71   $         --   $         --    $         --
                                                         ============   ============   ============   ============    ============
CLASS Z:
Net assets                                               $         --   $         --   $         --   $         --    $         --
Shares outstanding                                                 --             --             --             --              --
Net asset value, offering and redemption price
   per share                                             $         --   $         --   $         --   $         --    $         --
                                                         ============   ============   ============   ============    ============

See Notes to Financial Statements

                                                                              FOCUSED
                                                               FOCUSED       DIVIDEND
                                                              TECHNOLOGY     STRATEGY
                                                              PORTFOLIO      PORTFOLIO
                                                             --------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*    $82,171,202   $191,199,362
Long-term investment securities, at value (affiliated)*               --             --
Short-term investment securities, at value (unaffiliated)*            --             --
Repurchase agreements (cost equals market value)               1,938,000        479,000
                                                             -----------   ------------
Total investments                                             84,109,202    191,678,362
                                                             -----------   ------------
Cash                                                              33,006            275
Foreign cash*                                                         --             --
Due from broker                                                       --             --
Receivable for--
   Fund shares sold                                               49,504         32,680
   Dividends and interest                                          3,461        363,923
   Investments sold                                                   --             --
Prepaid expenses and other assets                                 11,045          1,323
Due from investment advisor for expense reimbursements/fee
   waivers                                                        19,788         15,493
Variation margin on futures contracts                                 --             --
                                                             -----------   ------------
Total assets                                                  84,226,006    192,092,056
                                                             -----------   ------------
LIABILITIES:
Payable for--
   Fund shares redeemed                                          203,087        174,041
   Investments purchased                                              --             --
   Investment advisory and management fees                        89,806         56,327
   Distribution and service maintenance fees                      50,452        127,480
   Transfer agent fees and expenses                               40,886         50,565
   Directors' fees and expenses                                   10,741         17,940
   Other accrued expenses                                         96,007         81,644
   Line of credit                                                     --             --
Dividends payable                                                     --             --
Variation margin on futures contracts                                 --             --
Due to investment advisor for expense recoupment                      --             --
                                                             -----------   ------------
Total liabilities                                                490,979        507,997
                                                             -----------   ------------
Net Assets                                                   $83,735,027   $191,584,059
                                                             ===========   ============
*Cost
Long-term investment securities (unaffiliated)               $71,588,513   $179,137,476
                                                             ===========   ============
Long-term investment securities (affiliated)                 $        --   $         --
                                                             ===========   ============
Short-term investment securities (unaffiliated)              $        --   $         --
                                                             ===========   ============
Foreign cash                                                 $        --   $         --
                                                             ===========   ============

See Notes to Financial Statements

                                                                                                FOCUSED
                                                                                FOCUSED        DIVIDEND
                                                                               TECHNOLOGY      STRATEGY
                                                                               PORTFOLIO       PORTFOLIO
                                                                             ----------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)                 $       1,370   $      1,342
Paid-in capital                                                                247,794,519    160,982,911
                                                                             -------------   ------------
                                                                               247,795,889    160,984,253
Accumulated undistributed net investment income (loss)                              (9,768)       237,935
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital
   gain distributions received from underlying funds                          (174,633,783)    18,299,985
Unrealized appreciation (depreciation) on investments                           10,582,689     12,061,886
Unrealized appreciation (depreciation) on futures contracts and options
   contracts                                                                          --             --
Unrealized foreign exchange gain (loss) on other assets and liabilities               --             --
                                                                             -------------   ------------
Net Assets                                                                   $  83,735,027   $191,584,059
                                                                             =============   ============
CLASS A:
Net assets                                                                   $  38,399,629   $ 61,359,535
Shares outstanding                                                               6,147,256      4,291,479
Net asset value and redemption price per share
   (excluding any applicable contingent deferred sales charge)               $        6.25   $      14.30
Maximum sales charge (5.75% of offering price)                                        0.38           0.87
                                                                             -------------   ------------
Maximum offering price to public                                             $        6.63   $      15.17
                                                                             =============   ============
CLASS B:
Net assets                                                                   $  21,267,212   $ 42,569,461
Shares outstanding                                                               3,541,571      2,985,148
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge)               $        6.01   $      14.26
                                                                             =============   ============
CLASS C:
Net assets                                                                   $  24,068,186   $ 87,655,063
Shares outstanding                                                               4,006,639      6,148,124
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge)               $        6.01   $      14.26
                                                                             =============   ============
CLASS I:
Net assets                                                                   $          --   $         --
Shares outstanding                                                                      --             --
Net asset value, offering and redemption price per share                     $          --   $         --
                                                                             =============   ============
CLASS Z:
Net assets                                                                   $          --   $         --
Shares outstanding                                                                      --             --
Net asset value, offering and redemption price per share                     $          --   $         --
                                                                             =============   ============

See Notes to Financial Statements

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2006

                                                                                                  FOCUSED
                                                     FOCUSED        FOCUSED        FOCUSED     FIXED INCOME
                                                      EQUITY      MULTI-ASSET     BALANCED      AND EQUITY
                                                     STRATEGY      STRATEGY       STRATEGY       STRATEGY
                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  ------------   ------------   ------------   ------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                       $        --    $        --    $        --     $       --
   Dividends (affiliated)                           1,805,641      8,313,332      8,431,183      2,202,652
   Interest (unaffiliated)                                 --             --             --             --
                                                  -----------    -----------    -----------     ----------
      Total investment income*                      1,805,641      8,313,332      8,431,183      2,202,652
                                                  -----------    -----------    -----------     ----------
Expenses:
   Investment advisory and management fees            651,267        803,540        481,715         67,451
   Distribution and service maintenance fees
      Class A                                              --             --             --             --
      Class B                                         810,878        994,600        743,894        100,383
      Class C                                       2,079,724      2,569,718      1,393,059        179,532
   Service fees Class I                                    --             --             --             --
   Transfer agent fees and expenses
      Class A                                          44,422         60,375         30,894          5,490
      Class B                                          41,031         38,005         31,773          4,501
      Class C                                          44,409         59,342         26,546          4,876
      Class I                                             716             --            760             --
      Class Z                                              --             --             --             --
   Registration fees
      Class A                                          24,938         26,408         12,399          8,859
      Class B                                          13,207         15,411         12,595          9,325
      Class C                                          25,470         28,474         19,037          9,058
      Class I                                          13,106             --         13,527         13,570
      Class Z                                              --             --             --             --
   Custodian and accounting fees                       17,991         18,012         18,039         17,986
   Reports to shareholders                            113,602        134,744         71,333          9,490
   Audit and tax fees                                  35,380         33,238         35,339         33,626
   Legal fees                                           9,716         11,621          8,260          4,503
   Directors' fees and expenses                        43,884         52,712         33,661          5,005
   Interest expense                                        --             --             --             --
   Other expenses                                      13,428         22,000         19,281         12,667
                                                  -----------    -----------    -----------     ----------
      Total expenses before fee waivers,
         expense reimbursements, expense
         recoupments, custody credits, and fees
         paid indirectly                            3,983,169      4,868,200      2,952,112        486,322
      Net fees waived and expenses
         reimbursed/recouped by investment
         adviser (Note 3)                              (7,037)         1,771        (13,268)       (37,838)
      Custody credits earned on cash balances            (164)          (149)          (120)           (35)
      Fees paid indirectly (Note 7)                        --             --             --             --
                                                  -----------    -----------    -----------     ----------
      Net expenses                                  3,975,968      4,869,822      2,938,724        448,449
                                                  -----------    -----------    -----------     ----------
   Net investment income (loss)                    (2,170,327)     3,443,510      5,492,459      1,754,203
                                                  -----------    -----------    -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
   (unaffiliated)                                          --             --             --             --
Net realized gain (loss) on investments
   (affiliated)                                    16,535,820     17,910,026      8,279,340      1,293,270
Net realized gain (loss) from capital gain
   distributions received from underlying funds
   (affiliated)                                    31,003,194     34,997,106     13,458,956        741,578
Net realized gain (loss) on futures contracts
   and options contracts                                   --             --             --             --
Net realized foreign exchange gain (loss) on
   other assets and liabilities                            --             --             --             --
                                                  -----------    -----------    -----------     ----------
Net realized gain (loss) on investments and
   foreign currencies                              47,539,014     52,907,132     21,738,296      2,034,848
                                                  -----------    -----------    -----------     ----------
Change in unrealized appreciation
   (depreciation) on investments (unaffiliated)            --             --             --             --
Change in unrealized appreciation
   (depreciation) on investments (affiliated)      19,285,328     35,471,638     13,178,078        981,483
Change in unrealized appreciation
   (depreciation) on futures contracts and
   options contracts                                       --             --             --             --
Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities                  --             --             --             --
                                                  -----------    -----------    -----------     ----------
Net unrealized gain (loss) on investments and
   foreign currencies                              19,285,328     35,471,638     13,178,078        981,483
                                                  -----------    -----------    -----------     ----------
Net realized and unrealized gain (loss) on
   investments and foreign currencies              66,824,342     88,378,770     34,916,374      3,016,331
                                                  -----------    -----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:                               $64,654,015    $91,822,280    $40,408,833     $4,770,534
                                                  ===========    ===========    ===========     ==========
*Net of foreign withholding taxes on interest
   and dividends of                               $        --    $        --    $        --     $       --
                                                  ===========    ===========    ===========     ==========

See Notes to Financial Statements

                                                     FOCUSED        FOCUSED        FOCUSED       FOCUSED
                                                  FIXED INCOME     LARGE-CAP      MULTI-CAP      MID-CAP
                                                    STRATEGY        GROWTH         GROWTH         GROWTH
                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                  ------------   ------------   ------------   -----------
INVESTMENT INCOME:
   Dividends (unaffiliated)                        $       --    $  9,180,942   $  2,013,357   $   686,853
   Dividends (affiliated)                           1,103,977              --             --            --
   Interest (unaffiliated)                                 --       2,388,798      1,419,334        89,933
                                                   ----------    ------------   ------------   -----------
      Total investment income*                      1,103,977      11,569,740      3,432,691       776,786
                                                   ----------    ------------   ------------   -----------
Expenses:
   Investment advisory and management fees             25,137      12,608,719      4,261,695       652,665
   Distribution and service maintenance fees
      Class A                                              --       2,604,452        996,508       237,098
      Class B                                          41,146       2,932,789        799,155         5,015
      Class C                                          69,822       3,634,888        615,375        26,496
   Service fees Class I                                    --              --             --            69
   Transfer agent fees and expenses
      Class A                                              --       1,808,830        738,086       151,075
      Class B                                           1,301         798,042        225,567         2,655
      Class C                                           2,910         917,665        158,566         7,886
      Class I                                              --              --             --         1,475
      Class Z                                              --              96             --            --
   Registration fees
      Class A                                          10,483          37,731         20,428        21,271
      Class B                                          11,790          21,780         12,807        12,769
      Class C                                          10,815          23,678         16,127        12,914
      Class I                                              --              --             --        12,654
      Class Z                                              --          13,618             --            --
   Custodian and accounting fees                       17,927         358,769        139,143        71,319
   Reports to shareholders                              4,247         483,268        138,965         8,286
   Audit and tax fees                                  33,570          30,042         30,042        29,394
   Legal fees                                           4,187          20,294          9,383         2,365
   Directors' fees and expenses                         2,122         108,799         29,744         3,867
   Interest expense                                        --          16,008            820         1,078
   Other expenses                                      10,444          72,904         24,842        11,139
                                                   ----------    ------------   ------------   -----------
      Total expenses before fee waivers,
         expense reimbursements, expense
         recoupments, custody credits, and fees
         paid indirectly                              245,901      26,492,372      8,217,253     1,271,490
      Net fees waived and expenses
         reimbursed/recouped by investment
         adviser (Note 3)                             (72,044)             --         49,734       (29,999)
      Custody credits earned on cash balances             (45)           (988)       (17,456)       (1,197)
      Fees paid indirectly (Note 7)                        --        (585,374)       (63,322)      (10,603)
                                                   ----------    ------------   ------------   -----------
      Net expenses                                    173,812      25,906,010      8,186,209     1,229,691
                                                   ----------    ------------   ------------   -----------
Net investment income (loss)                          930,165     (14,336,270)    (4,753,518)     (452,905)
                                                   ----------    ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
   (unaffiliated)                                          --      31,274,097     50,850,198     3,448,210
Net realized gain (loss) on investments
   (affiliated)                                       181,124              --             --            --
Net realized gain (loss) from capital gain
   distributions received from underlying funds
   (affiliated)                                        45,925              --             --            --
Net realized gain (loss) on futures contracts
   and options contracts                                   --              --             --            --
Net realized foreign exchange gain (loss) on
   other assets and liabilities                            --              --             --            --
                                                   ----------    ------------   ------------   -----------
Net realized gain (loss) on investments and
   foreign currencies                                 227,049      31,274,097     50,850,198     3,448,210
                                                   ----------    ------------   ------------   -----------
Change in unrealized appreciation
   (depreciation) on investments (unaffiliated)            --     (16,178,394)   (10,220,411)    6,704,297
Change in unrealized appreciation
   (depreciation) on investments (affiliated)         570,231              --             --            --
Change in unrealized appreciation
   (depreciation) on futures contracts and
   options contracts                                       --              --             --            --
Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities                  --              --             --            --
                                                   ----------    ------------   ------------   -----------
Net unrealized gain (loss) on investments and
   foreign currencies                                 570,231     (16,178,394)   (10,220,411)    6,704,297
                                                   ----------    ------------   ------------   -----------
Net realized and unrealized gain (loss) on
   investments and foreign currencies                 797,280      15,095,703     40,629,787    10,152,507
                                                   ----------    ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:                                $1,727,445    $    759,433   $ 35,876,269   $ 9,699,602
                                                   ==========    ============   ============   ===========
*Net of foreign withholding taxes on interest
   and dividends of                                $       --    $         --   $     24,604   $        --
                                                   ==========    ============   ============   ===========

See Notes to Financial Statements

                                                    FOCUSED       FOCUSED        FOCUSED       FOCUSED
                                                   SMALL-CAP     LARGE-CAP      MULTI-CAP      MID-CAP
                                                     GROWTH        VALUE          VALUE         VALUE
                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                  -----------   -----------   ------------   -----------
INVESTMENT INCOME:
   Dividends (unaffiliated)                       $   570,111   $12,093,883   $ 12,793,108   $ 1,635,253
   Dividends (affiliated)                                  --            --             --            --
   Interest (unaffiliated)                            358,135       779,419        598,736       189,039
                                                  -----------   -----------   ------------   -----------
      Total investment income*                        928,246    12,873,302     13,391,844     1,824,292
                                                  -----------   -----------   ------------   -----------
Expenses:
   Investment advisory and management fees          3,419,618     5,894,821      6,016,558       644,361
   Distribution and service maintenance fees
      Class A                                         749,006     1,693,569        851,078       235,524
      Class B                                         399,589       338,312      1,669,424         7,265
      Class C                                         801,910       717,741      1,915,483        20,279
   Service fees Class I                                19,526            --             --            69
   Transfer agent fees and expenses
      Class A                                         492,843     1,083,784        578,421       149,593
      Class B                                         110,489        88,457        412,557         3,205
      Class C                                         191,977       170,556        459,080         6,356
      Class I                                          17,510            --             --         1,485
      Class Z                                              --            --             --            --
   Registration fees
      Class A                                          25,946        21,392         14,486        23,812
      Class B                                          13,892        10,819         12,617        12,775
      Class C                                          19,021        11,730         13,298        12,954
      Class I                                           9,921            --             --        12,654
      Class Z                                              --            --             --            --
   Custodian and accounting fees                      124,918       166,775        248,960        73,844
   Reports to shareholders                             72,380        49,281        177,096         9,373
   Audit and tax fees                                  30,042        37,426         29,669        30,231
   Legal fees                                           9,030        12,842         10,641         5,788
   Directors' fees and expenses                        23,728        40,053         40,946         4,042
   Interest expense                                     2,584        22,099          1,725         1,655
   Other expenses                                      27,025        32,559         36,153        11,189
                                                  -----------   -----------   ------------   -----------
      Total expenses before fee waivers,
         expense reimbursements, expense
         recoupments, custody credits, and fees
         paid indirectly                            6,560,955    10,392,216     12,488,192     1,266,454
      Net fees waived and expenses
         reimbursed/recouped by investment
         adviser (Note 3)                              46,633        11,713        135,967       (41,594)
      Custody credits earned on cash balances          (2,409)       (4,566)        (6,467)       (1,703)
      Fees paid indirectly (Note 7)                   (13,948)       (3,506)       (20,654)      (30,000)
                                                  -----------   -----------   ------------   -----------
      Net expenses                                  6,591,231    10,395,857     12,597,038     1,193,157
                                                  -----------   -----------   ------------   -----------
Net investment income (loss)                       (5,662,985)    2,477,445        794,806       631,135
                                                  -----------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
   (unaffiliated)                                  53,326,834    66,670,984     50,498,185     2,926,409
Net realized gain (loss) on investments
   (affiliated)                                            --            --             --            --
Net realized gain (loss) from capital gain
   distributions received from underlying funds
   (affiliated)                                            --            --             --            --
Net realized gain (loss) on futures contracts
   and options contracts                                   --       777,533             --            --
Net realized foreign exchange gain (loss) on
   other assets and liabilities                            --            --        (96,645)          264
                                                  -----------   -----------   ------------   -----------
Net realized gain (loss) on investments and
   foreign currencies                              53,326,834    67,448,517     50,401,540     2,926,673
                                                  -----------   -----------   ------------   -----------
Change in unrealized appreciation
   (depreciation) on investments (unaffiliated)    (3,149,086)    9,249,426     70,805,139     8,149,035
Change in unrealized appreciation
   (depreciation) on investments (affiliated)              --            --             --            --
Change in unrealized appreciation
   (depreciation) on futures contracts and
   options contracts                                       --        86,007             --            --
Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities                  --            --          9,403           891
                                                  -----------   -----------   ------------   -----------
Net unrealized gain (loss) on investments and
   foreign currencies                              (3,149,086)    9,335,433     70,814,542     8,149,926
                                                  -----------   -----------   ------------   -----------
Net realized and unrealized gain (loss) on
   investments and foreign currencies              50,177,748    76,783,950    121,216,082    11,076,599
                                                  -----------   -----------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:                               $44,514,763   $79,261,395   $122,010,888   $11,707,734
                                                  ===========   ===========   ============   ===========
*Net of foreign withholding taxes on interest
   and dividends of                               $        --   $        --   $    226,368   $    11,661
                                                  ===========   ===========   ============   ===========

See Notes to Financial Statements

                                                                                  FOCUSED       FOCUSED        FOCUSED
                                                                                 SMALL-CAP       GROWTH     INTERNATIONAL
                                                                                   VALUE       AND INCOME       EQUITY
                                                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                                -----------   -----------   -------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                                     $ 5,437,061   $ 4,600,386    $ 8,019,956
   Dividends (affiliated)                                                                --            --             --
   Interest (unaffiliated)                                                        1,195,530     2,060,815        339,071
                                                                                -----------   -----------    -----------
      Total investment income*                                                    6,632,591     6,661,201      8,359,027
                                                                                -----------   -----------    -----------
Expenses:
   Investment advisory and management fees                                        4,132,564     3,379,507      3,988,062
   Distribution and service maintenance fees
      Class A                                                                       867,961       595,865        919,604
      Class B                                                                       572,391       667,900        164,712
      Class C                                                                     1,080,283     1,009,135        398,297
      Service fees Class I                                                               --            --             --
   Transfer agent fees and expenses
      Class A                                                                       582,967       408,689        588,355
      Class B                                                                       149,429       178,286         43,829
      Class C                                                                       260,518       245,971         96,312
      Class I                                                                            --            --             --
      Class Z                                                                            --            --             --
   Registration fees
      Class A                                                                        22,056        16,913         18,317
      Class B                                                                        12,074        12,104         10,317
      Class C                                                                        17,212        12,516         12,102
      Class I                                                                            --            --             --
      Class Z                                                                            --            --             --
   Custodian and accounting fees                                                    155,104       128,484        293,517
   Reports to shareholders                                                          102,272        91,585         30,387
   Audit and tax fees                                                                39,763        32,792         56,352
   Legal fees                                                                        10,189         9,823         10,631
   Directors' fees and expenses                                                      31,261        23,829         20,213
   Interest expense                                                                   3,396         2,680          6,799
   Other expenses                                                                    32,318        26,352         21,516
                                                                                -----------   -----------    -----------
      Total expenses before fee waivers, expense reimbursements, expense
         recoupments, custody credits, and fees paid indirectly                   8,071,758     6,842,431      6,679,322
      Net fees waived and expenses reimbursed/recouped by investment
         adviser (Note 3)                                                            18,153        58,347        (91,301)
      Custody credits earned on cash balances                                       (15,912)         (344)          (705)
      Fees paid indirectly (Note 7)                                                (149,783)      (30,709)       (28,161)
                                                                                -----------   -----------    -----------
      Net expenses                                                                7,924,216     6,869,725      6,559,155
                                                                                -----------   -----------    -----------
Net investment income (loss)                                                     (1,291,625)     (208,524)     1,799,872
                                                                                -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                           26,742,487    24,480,938     46,411,953
Net realized gain (loss) on investments (affiliated)                                     --            --             --
Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated)                                                         --            --             --
Net realized gain (loss) on futures contracts and options contracts                 184,884            --             --
Net realized foreign exchange gain (loss) on other assets and liabilities             2,572        33,884        424,506
                                                                                -----------   -----------    -----------
Net realized gain (loss) on investments and foreign currencies                   26,929,943    24,514,822     46,836,459
                                                                                -----------   -----------    -----------
Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)                                                                28,874,113    30,165,228     19,517,077
Change in unrealized appreciation (depreciation) on investments (affiliated)             --            --             --
Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts                                                                177,269            --             --
Change in unrealized foreign exchange gain (loss) on other assets and
   liabilities                                                                           --             4       (440,065)
                                                                                -----------   -----------    -----------
Net unrealized gain (loss) on investments and foreign currencies                 29,051,382    30,165,232     19,077,012
                                                                                -----------   -----------    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies    55,981,325    54,680,054     65,913,471
                                                                                -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:                $54,689,700   $54,471,530    $67,713,343
                                                                                ===========   ===========    ===========
*Net of foreign withholding taxes on interest and dividends of                  $     5,990   $     1,950    $   552,571
                                                                                ===========   ===========    ===========

See Notes to Financial Statements

                                                                                                FOCUSED
                                                                                  FOCUSED       DIVIDEND
                                                                                 TECHNOLOGY     STRATEGY
                                                                                 PORTFOLIO     PORTFOLIO
                                                                                -----------   -----------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                                     $   159,001   $ 3,750,983
   Dividends (affiliated)                                                                --            --
   Interest (unaffiliated)                                                          112,928       246,933
                                                                                -----------   -----------
      Total investment income*                                                      271,929     3,997,916
                                                                                -----------   -----------
Expenses:
   Investment advisory and management fees                                        1,227,963       684,597
   Distribution and service maintenance fees
      Class A                                                                       160,104       211,539
      Class B                                                                       242,479       452,395
      Class C                                                                       282,449       899,199
   Service fees Class I                                                                  --            --
   Transfer agent fees and expenses
      Class A                                                                       124,363       144,928
      Class B                                                                        75,262       109,663
      Class C                                                                        77,298       210,183
      Class I                                                                            --            --
      Class Z                                                                            --            --
   Registration fees
      Class A                                                                        16,721        19,145
      Class B                                                                        14,662        16,150
      Class C                                                                        14,912        21,763
      Class I                                                                            --            --
      Class Z                                                                            --            --
   Custodian and accounting fees                                                     85,064        65,799
   Reports to shareholders                                                           62,219        38,203
   Audit and tax fees                                                                30,042        44,001
   Legal fees                                                                         5,456        10,682
   Directors' fees and expenses                                                       7,354        13,699
   Interest expense                                                                   4,155        18,641
   Other expenses                                                                    17,027        20,066
                                                                                -----------   -----------
      Total expenses before fee waivers, expense reimbursements, expense
         recoupments, custody credits, and fees paid indirectly                   2,447,530     2,980,653
      Net fees waived and expenses reimbursed/recouped by investment
         adviser (Note 3)                                                          (170,701)     (228,968)
      Custody credits earned on cash balances                                          (240)      (15,279)
      Fees paid indirectly (Note 7)                                                 (24,743)      (20,650)
                                                                                -----------   -----------
      Net expenses                                                                2,251,846     2,715,756
                                                                                -----------   -----------
Net investment income (loss)                                                     (1,979,917)    1,282,160
                                                                                -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)                            8,849,657    21,310,599
Net realized gain (loss) on investments (affiliated)                                     --            --
Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated)                                                         --            --
Net realized gain (loss) on futures contracts and options contracts                      --            --
Net realized foreign exchange gain (loss) on other assets and liabilities            (1,590)          807
                                                                                -----------   -----------
Net realized gain (loss) on investments and foreign currencies                    8,848,067    21,311,406
                                                                                -----------   -----------
Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)                                                    (6,985,609)    7,539,737
Change in unrealized appreciation (depreciation) on investments (affiliated)             --            --
Change in unrealized appreciation (depreciation) on futures contracts
   and options contracts                                                                 --            --
Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities                                                                       --            --
                                                                                -----------   -----------
Net unrealized gain (loss) on investments and foreign currencies                 (6,985,609)    7,539,737
                                                                                -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies     1,862,458    28,851,143
                                                                                -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:                $  (117,459)  $30,133,303
                                                                                ===========   ===========
*Net of foreign withholding taxes on interest and dividends of                  $        --   $    63,675
                                                                                ===========   ===========

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                             FOCUSED EQUITY             FOCUSED MULTI-ASSET             FOCUSED BALANCED
                                           STRATEGY PORTFOLIO            STRATEGY PORTFOLIO            STRATEGY PORTFOLIO
                                      ---------------------------   ---------------------------   ---------------------------
                                      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                          2006           2005           2006           2005           2006           2005
                                      ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)       $ (2,170,327)  $ (3,238,652)  $  3,443,510   $    444,830   $  5,492,459   $  3,258,167
   Net realized gain (loss) on
      investments and foreign
      currencies                        47,539,014     34,883,950     52,907,132     11,862,028     21,738,296     25,998,003
   Net unrealized gain (loss) on
      investments and foreign
      currencies                        19,285,328     36,637,812     35,471,638     49,366,446     13,178,078     10,659,440
                                      ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
   assets resulting from operations     64,654,015     68,283,110     91,822,280     61,673,304     40,408,833     39,915,610
                                      ------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS PAID
   TO SHAREHOLDERS FROM:
   Net investment income (Class A)      (3,288,536)    (2,100,912)    (4,180,495)    (2,378,108)    (3,756,383)    (2,684,557)
   Net investment income (Class B)      (1,294,558)      (609,379)    (1,681,539)      (755,693)    (2,238,203)    (1,414,314)
   Net investment income (Class C)      (3,352,577)    (1,701,328)    (4,401,531)    (2,144,818)    (4,197,667)    (2,586,360)
   Net investment income (Class I)        (104,969)       (75,785)            --             --       (218,215)      (275,372)
   Net investment income (Class Z)              --             --             --             --             --             --
   Net realized gain on investments
      (Class A)                         (7,946,114)      (632,833)    (2,134,556)       (80,386)    (5,697,628)    (1,482,685)
   Net realized gain on investments
      (Class B)                         (4,921,908)      (376,700)    (1,298,449)       (48,371)    (4,547,748)    (1,209,896)
   Net realized gain on investments
      (Class C)                        (12,733,950)    (1,051,709)    (3,398,769)      (137,286)    (8,534,762)    (2,216,788)
   Net realized gain on investments
      (Class I)                           (248,287)       (21,150)            --             --       (377,593)      (142,722)
   Net realized gain on investments
      (Class Z)                                 --             --             --             --             --             --
                                      ------------   ------------   ------------   ------------   ------------   ------------
Total dividends and distribution
   to shareholders                     (33,890,899)    (6,569,796)   (17,095,339)    (5,544,662)   (29,568,199)   (12,012,694)
                                      ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 8)          16,712,663     16,225,091     57,248,201    122,515,678    (31,982,983)     7,221,195
                                      ------------   ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                               47,475,779     77,938,405    131,975,142    178,644,320    (21,142,349)    35,124,111

NET ASSETS:
Beginning of period                    602,714,205    524,775,800    720,368,569    541,724,249    486,459,913    451,335,802
                                      ------------   ------------   ------------   ------------   ------------   ------------
End of period*                        $650,189,984   $602,714,205   $852,343,711   $720,368,569   $465,317,564   $486,459,913
                                      ============   ============   ============   ============   ============   ============
*Includes accumulated undistributed
   net investment income (loss)       $    (17,359)  $     (9,623)  $  1,546,949   $    451,206   $    366,426   $    273,541
                                      ============   ============   ============   ============   ============   ============

See Notes to Financial Statements

                                        FOCUSED FIXED INCOME AND        FOCUSED FIXED INCOME             FOCUSED LARGE-CAP
                                       EQUITY STRATEGY PORTFOLIO         STRATEGY PORTFOLIO               GROWTH PORTFOLIO
                                      ---------------------------   ---------------------------   -------------------------------
                                      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR     FOR THE YEAR
                                          ENDED          ENDED          ENDED          ENDED           ENDED            ENDED
                                       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                          2006           2005           2006           2005            2006             2005
                                      -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)       $ 1,754,203    $  1,776,385   $   930,165    $ 1,013,214    $  (14,336,270)  $   (3,865,211)
   Net realized gain (loss) on
      investments and foreign
      currencies                        2,034,848       2,255,872       227,049        291,350        31,274,097      168,605,007
   Net unrealized gain (loss) on
      investments and foreign
      currencies                          981,483         717,855       570,231       (394,697)      (16,178,394)      29,077,929
                                      -----------    ------------   -----------    -----------    --------------   --------------
Net increase (decrease) in net
   assets resulting from operations     4,770,534       4,750,112     1,727,445        909,867           759,433      193,817,725
                                      -----------    ------------   -----------    -----------    --------------   --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
   SHAREHOLDERS FROM:
   Net investment income (Class A)       (899,118)       (935,015)     (346,973)      (326,880)               --               --
   Net investment income (Class B)       (455,913)       (322,791)     (231,215)      (212,621)               --               --
   Net investment income (Class C)       (825,376)       (626,519)     (394,565)      (473,704)               --               --
   Net investment income (Class I)         (3,163)         (2,869)           --             --                --               --
   Net investment income (Class Z)             --              --            --             --                --               --
   Net realized gain on investments
      (Class A)                          (875,194)       (847,339)      (78,903)      (159,736)               --               --
   Net realized gain on investments
      (Class B)                          (515,994)       (350,708)      (65,007)      (145,621)               --               --
   Net realized gain on investments
      (Class C)                          (918,912)       (733,777)     (118,049)      (347,813)               --               --
   Net realized gain on investments
      (Class I)                            (3,449)         (2,252)           --             --                --               --
   Net realized gain on investments
      (Class Z)                                --              --            --             --                --               --
                                      -----------    ------------   -----------    -----------    --------------   --------------
Total dividends and distributions
   to shareholders                     (4,497,119)     (3,821,270)   (1,234,712)    (1,666,375)               --               --
                                      -----------    ------------   -----------    -----------    --------------   --------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 8)         (9,525,383)    (16,317,195)   (8,690,050)    (5,495,677)     (258,656,246)    (357,823,135)
                                      -----------    ------------   -----------    -----------    --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                              (9,251,968)    (15,388,353)   (8,197,317)    (6,252,185)     (257,896,813)    (164,005,410)
NET ASSETS:
Beginning of period                    74,005,424      89,393,777    31,555,917     37,808,102     1,545,361,846    1,709,367,256
                                      -----------    ------------   -----------    -----------    --------------   --------------
End of period*.                       $64,753,456    $ 74,005,424   $23,358,600    $31,555,917    $1,287,465,033   $1,545,361,846
                                      ===========    ============   ===========    ===========    ==============   ==============
*Includes accumulated undistributed
   net investment income (loss)       $   132,639    $    138,795   $   (27,801)   $   (26,518)   $     (172,461)  $     (159,200)
                                      ===========    ============   ===========    ===========    ==============   ==============

See Notes to Financial Statements

                                         FOCUSED                          FOCUSED                         FOCUSED
                                        MULTI-CAP                         MID-CAP                        SMALL-CAP
                                         GROWTH                           GROWTH                          GROWTH
                                        PORTFOLIO                       PORTFOLIO+                      PORTFOLIO+
                               ---------------------------   --------------------------------   ---------------------------
                               FOR THE YEAR   FOR THE YEAR   FOR THE YEAR      FOR THE YEAR     FOR THE YEAR   FOR THE YEAR
                                   ENDED          ENDED          ENDED           ENDED              ENDED          ENDED
                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   AUGUST 3, 2005(1)   OCTOBER 31,    OCTOBER 31,
                                   2006           2005           2006             2005              2006           2005
                               --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS:

OPERATIONS:
Net investment income (loss)   $ (4,753,518)  $ (5,413,699)  $  (452,905)      $   (84,083)     $ (5,662,985)  $ (6,171,364)
Net realized gain (loss)
   on investments and
   foreign currencies            50,850,198     65,816,201     3,448,210          (240,601)       53,326,834     40,533,149
Net unrealized gain
   (loss) on investments
   and foreign currencies       (10,220,411)    13,783,492     6,704,297          (247,026)       (3,149,086)    13,167,924
                               ------------   ------------   -----------       -----------      ------------   ------------
Net increase (decrease)
   in net assets resulting
   from operations               35,876,269     74,185,994     9,699,602          (571,710)       44,514,763     47,529,709
                               ------------   ------------   -----------       -----------      ------------   ------------
DIVIDENDS AND
DISTRIBUTIONS PAID TO
SHAREHOLDERS FROM:
   Net investment income
      (Class A)                          --             --       (61,183)               --                --             --
   Net investment income
      (Class B)                          --             --            --                --                --             --
   Net investment income
      (Class C)                          --             --            --                --                --             --
   Net investment income
      (Class I)                          --             --           (46)               --                --             --
   Net investment income
      (Class Z)                          --             --            --                --                --             --
   Net realized gain on
      investments (Class A)              --             --            --                --       (19,540,218)            --
   Net realized gain on
      investments (Class B)              --             --            --                --        (3,581,598)            --
   Net realized gain on
      investments (Class C)              --             --            --                --        (7,183,708)            --
   Net realized gain on
      investments (Class I)              --             --            --                --          (726,791)            --
   Net realized gain on
      investments (Class Z)              --             --            --                --                --             --
                               ------------   ------------   -----------       -----------      ------------   ------------
Total dividends and
   distributions to
   shareholders                          --             --       (61,229)               --       (31,032,315)            --
                               ------------   ------------   -----------       -----------      ------------   ------------
Net increase (decrease)
   in net assets resulting
   from capital share
   transactions (Note 8)        (37,358,244)       355,445    32,559,041        36,701,846        (6,487,467)   (18,002,963)
                               ------------   ------------   -----------       -----------      ------------   ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 (1,481,975)    74,541,439    42,197,414        36,130,136         6,994,981     29,526,746
NET ASSETS:
Beginning of period             407,812,736    333,271,297    36,130,136                --       342,089,230    312,562,484
                               ------------   ------------   -----------       -----------      ------------   ------------
End of period*                 $406,330,761   $407,812,736   $78,327,550       $36,130,136      $349,084,211   $342,089,230
                               ============   ============   ===========       ===========      ============   ============
*Includes accumulated
   undistributed net
   investment income (loss)    $    (53,621)  $    (51,192)  $      (413)      $       --       $    (13,105)  $     (8,803)
                               ============   ============   ===========       ===========      ============   ============

----------
(1)  Commencement of operations

+    See Note 1

See Notes to Financial Statements

                                       FOCUSED LARGE-CAP             FOCUSED MULTI-CAP                 FOCUSED MID-CAP
                                        VALUE PORTFOLIO               VALUE PORTFOLIO                 VALUE PORTFOLIO+
                                  ---------------------------   ---------------------------   --------------------------------
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE PERIOD
                                      ENDED          ENDED          ENDED          ENDED          ENDED      AUGUST 3, 2005(1)
                                   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,        THROUGH
                                      2006           2005           2006           2005           2006       OCTOBER 31, 2005
                                  --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS:
OPERATIONS:
   Net investment income (loss)   $  2,477,445   $    833,636   $    794,806   $   (571,838)  $   631,135       $   (27,885)
   Net realized gain (loss)
      on investments  and
      foreign currencies            67,448,517     22,661,693     50,401,540     72,560,996     2,926,673             4,408
   Net unrealized gain (loss)
      on investments
      and foreign currencies         9,335,433     48,003,875     70,814,542     (9,918,008)    8,149,926          (391,791)
                                  ------------   ------------   ------------   ------------   -----------       -----------
   Net increase (decrease)
      in net assets resulting
      from operations               79,261,395     71,499,204    122,010,888     62,071,150    11,707,734          (415,268)
                                  ------------   ------------   ------------   ------------   -----------       -----------
DIVIDENDS AND DISTRIBUTIONS
   PAID TO SHAREHOLDERS FROM:
   Net investment income
      (Class A)                     (1,330,788)      (900,327)            --             --      (382,063)               --
   Net investment income
      (Class B)                             --             --             --             --        (1,021)               --
   Net investment income
      (Class C)                             --             --             --             --        (4,762)               --
   Net investment income
      (Class I)                             --             --             --             --          (239)               --
   Net investment income
      (Class Z)                             --             --             --             --            --                --
   Net realized gain on
      investments (Class A)        (18,840,906)    (2,506,673)   (17,912,583)            --        (4,324)               --
   Net realized gain on
      investments (Class B)         (1,581,894)      (299,251)   (13,834,638)            --           (17)               --
   Net realized gain on
      investments (Class C)         (3,197,957)      (523,519)   (15,608,635)            --           (77)               --
   Net realized gain on
      investments (Class I)                 --             --             --             --            (3)               --
   Net realized gain on
      investments (Class Z)                 --             --             --             --            --                --
                                  ------------   ------------   ------------   ------------   -----------       -----------
Total dividends and
   distributions to
   shareholders                    (24,951,545)    (4,229,770)   (47,355,856)            --      (392,506)               --
                                  ------------   ------------   ------------   ------------   -----------       -----------
Net increase (decrease)
   in net assets resulting
   from capital share
   transactions (Note 8)           (13,506,678)    (9,709,434)   (36,960,631)   (74,025,719)   33,052,454        37,212,107
                                  ------------   ------------   ------------   ------------   -----------       -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                    40,803,172     57,560,000     37,694,401    (11,954,569)   44,367,682        36,796,839
NET ASSETS:
Beginning of period                546,429,662    488,869,662    589,753,621    601,708,190    36,796,839                --
                                  ------------   ------------   ------------   ------------   -----------       -----------
End of period*.                   $587,232,834   $546,429,662   $627,448,022   $589,753,621   $81,164,521       $36,796,839
                                  ============   ============   ============   ============   ===========       ===========
*Includes accumulated
   undistributed net
   investment income (loss)       $  1,965,859   $    819,202   $    650,105   $    (48,056)  $   253,627       $    10,313
                                  ============   ============   ============   ============   ===========       ===========

----------
(1)  Commencement of operations

+    See Note 1

See Notes to Financial Statements

                                            FOCUSED SMALL-CAP             FOCUSED GROWTH AND           FOCUSED INTERNATIONAL
                                             VALUE PORTFOLIO+              INCOME PORTFOLIO               EQUITY PORTFOLIO
                                      ----------------------------   ----------------------------   ---------------------------
                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                          ENDED           ENDED          ENDED           ENDED          ENDED          ENDED
                                       OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                           2006           2005           2006            2005           2006           2005
                                      -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)       $  (1,291,625)  $ (3,326,541)  $   (208,524)  $      21,235   $  1,799,872   $  2,535,183
   Net realized gain (loss) on
      investments and foreign
      currencies                         26,929,943     93,011,379     24,514,822      50,515,774     46,836,459     16,785,857
   Net unrealized gain (loss) on
      investments and foreign
      currencies                         29,051,382    (43,169,876)    30,165,232     (14,216,490)    19,077,012     17,027,369
                                      -------------   ------------   ------------   -------------   ------------   ------------
Net increase (decrease) in net
   assets resulting from operations      54,689,700     46,514,962     54,471,530      36,320,519     67,713,343     36,348,409
                                      -------------   ------------   ------------   -------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
   SHAREHOLDERS FROM:
   Net investment income (Class A)               --             --     (1,029,221)             --     (3,347,221)      (436,285)
   Net investment income (Class B)               --             --             --              --       (135,471)            --
   Net investment income (Class C)               --             --             --              --       (351,219)            --
   Net investment income (Class I)               --             --             --              --             --             --
   Net investment income (Class Z)               --             --             --              --             --             --
   Net realized gain on investments
      (Class A)                         (56,358,970)   (37,970,353)            --              --    (13,433,699)    (7,185,784)
   Net realized gain on investments
      (Class B)                         (11,910,757)    (8,513,898)            --              --       (905,106)      (467,767)
   Net realized gain on investments
      (Class C)                         (21,788,755)   (13,371,261)            --              --     (2,345,108)    (1,272,195)
   Net realized gain on investments
      (Class I)                                  --             --             --              --             --             --
   Net realized gain on investments
      (Class Z)                                  --             --             --              --             --             --
                                      -------------   ------------   ------------   -------------   ------------   ------------
Total dividends and distributions
   to shareholders                      (90,058,482)   (59,855,512)    (1,029,221)             --    (20,517,824)    (9,362,031)
                                      -------------   ------------   ------------   -------------   ------------   ------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 8)          (97,628,523)    (6,024,069)   (42,888,424)   (112,018,433)    41,316,663     21,490,760
                                      -------------   ------------   ------------   -------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                              (132,997,305)   (19,364,619)    10,553,885     (75,697,914)    88,512,182     48,477,138
NET ASSETS:
Beginning of period                     513,537,160    532,901,779    342,235,593     417,933,507    254,323,822    205,846,684
                                      -------------   ------------   ------------   -------------   ------------   ------------
End of period*.                       $ 380,539,855   $513,537,160   $352,789,478   $ 342,235,593   $342,836,004   $254,323,822
                                      =============   ============   ============   =============   ============   ============
*Includes accumulated
   undistributed net investment
   income (loss)                      $     (26,692)  $    (21,442)  $    (31,240)  $     168,531   $    550,350   $  2,159,883
                                      =============   ============   ============   =============   ============   ============

----------
+    See Note 1

See Notes to Financial Statements

                                           FOCUSED TECHNOLOGY        FOCUSED DIVIDEND STRATEGY
                                               PORTFOLIO                     PORTFOLIO
                                      ---------------------------   ---------------------------
                                      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                          ENDED          ENDED          ENDED          ENDED
                                       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                          2006           2005           2006           2005
                                      ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income (loss)       $ (1,979,917)  $ (1,724,265)  $  1,282,160   $  3,481,862
   Net realized gain (loss) on
      investments and foreign
      currencies                         8,848,067      9,001,288     21,311,406     11,291,544
   Net unrealized gain (loss) on
      investments and foreign
      currencies                        (6,985,609)     6,030,444      7,539,737     (9,860,254)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net
      assets resulting from
      operations                          (117,459)    13,307,467     30,133,303      4,913,152
                                      ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
   SHAREHOLDERS FROM:
   Net investment income (Class A)              --             --       (729,733)    (1,318,149)
   Net investment income (Class B)              --             --       (235,867)      (747,884)
   Net investment income (Class C)              --             --       (456,897)    (1,327,312)
   Net investment income (Class I)              --             --             --             --
   Net investment income (Class Z)              --             --             --             --
   Net realized gain on investments
      (Class A)                                 --             --             --             --
   Net realized gain on investments
      (Class B)                                 --             --             --             --
   Net realized gain on investments
      (Class C)                                 --             --             --             --
   Net realized gain on investments
      (Class I)                                 --             --             --             --
   Net realized gain on investments
      (Class Z)                                 --             --             --             --
                                      ------------   ------------   ------------   ------------
Total dividends and distributions
   to shareholders                              --             --     (1,422,497)    (3,393,345)
                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 8)         (17,605,366)    (4,165,162)   (31,983,020)   (36,052,573)
                                      ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                              (17,722,825)     9,142,305     (3,272,214)   (34,532,766)
NET ASSETS:
Beginning of period                    101,457,852     92,315,547    194,856,273    229,389,039
                                      ------------   ------------   ------------   ------------
End of period*                        $ 83,735,027   $101,457,852   $191,584,059   $194,856,273
                                      ============   ============   ============   ============
* Includes accumulated
   undistributed net investment
   income (loss)                      $     (9,768)  $     (8,783)  $    237,935   $    377,465
                                      ============   ============   ============   ============

See Notes to Financial Statements

                                                                                                                   RATIO
                                NET                                                                               OF NET
                                GAIN                                                                              INVEST-
                               (LOSS)                                                                    RATIO     MENT
              NET                ON             DIVI-  DISTRI- DISTRI-                                    OF     INCOME
             ASSET            INVEST-   TOTAL   DENDS  BUTIONS BUTIONS           NET                   EXPENSES   (LOSS)
             VALUE    NET      MENTS     FROM    FROM    FROM    FROM           ASSET            NET      TO        TO
            BEGIN-  INVEST-    (BOTH   INVEST-   NET     NET     NET            VALUE          ASSETS   AVERAGE   AVERAGE  PORT-
             NING     MENT    REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL    END   TOTAL   END OF     NET       NET    FOLIO
   PERIOD     OF     INCOME   AND UN-   OPERA-   MENT     OF     IZED  DISTRI-   OF   RETURN   PERIOD   ASSETS    ASSETS   TURN-
   ENDED    PERIOD (LOSS)(1) REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)    (000'S)  (4)(7)    (4)(7)    OVER
----------- ------ --------- --------- ------- ------- ------- ------- ------- ------ ------- -------- -------- ---------- -----
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                             CLASS A
11/08/02-
10/31/03(5) $12.50  $(0.03)   $ 3.49   $ 3.46  $(0.02)   $--   $   --  $(0.02) $15.94  27.72% $ 50,347 0.25%(3) (0.25)%(3)   7%
10/31/04     15.94   (0.03)     0.76     0.73      --     --    (0.00)  (0.00)  16.67   4.60   161,243 0.19     (0.17)       2
10/31/05     16.67   (0.02)     2.22     2.20   (0.21)    --    (0.06)  (0.27)  18.60  13.28   184,509 0.20     (0.09)      13
10/31/06     18.60    0.02      2.03     2.05   (0.32)    --    (0.78)  (1.10)  19.55  11.41   199,098 0.17      0.09       28

                                                             CLASS B
11/08/02-
10/31/03(5) $12.50  $(0.11)   $ 3.46   $ 3.35  $(0.01)   $--   $   --  $(0.01) $15.84  26.81% $ 30,942 0.90%(3) (0.90)%(3)   7%
10/31/04     15.84   (0.13)     0.75     0.62      --     --    (0.00)  (0.00)  16.46   3.93    94,156 0.85     (0.83)       2
10/31/05     16.46   (0.15)     2.21     2.06   (0.10)    --    (0.06)  (0.16)  18.36  12.58   113,602 0.87     (0.81)      13
10/31/06     18.36   (0.11)     2.01     1.90   (0.21)    --    (0.78)  (0.99)  19.27  10.63   127,528 0.83     (0.58)      28

                                                            CLASS C+
11/08/02-
10/31/03(5) $12.50  $(0.11)   $ 3.45   $ 3.34  $(0.01)   $--   $   --  $(0.01) $15.83  26.73% $ 96,094 0.90%(3) (0.90)%(3)   7%
10/31/04     15.83   (0.13)     0.76     0.63      --     --    (0.00)  (0.00)  16.46   4.00   263,636 0.82     (0.79)       2
10/31/05     16.46   (0.13)     2.19     2.06   (0.10)    --    (0.06)  (0.16)  18.36  12.58   298,568 0.84     (0.75)      13
10/31/06     18.36   (0.10)     2.01     1.91   (0.21)    --    (0.78)  (0.99)  19.28  10.68   320,130 0.81     (0.52)      28

                                                             CLASS I
02/23/04-
10/31/04(6) $17.20  $(0.03)   $(0.50)  $(0.53) $   --    $--   $   --  $   --  $16.67 (3.08)% $  5,741 0.15%(3) (0.19)%(3)   2%
10/31/05     16.67   (0.01)     2.22     2.21   (0.23)    --    (0.06)  (0.29)  18.59  13.33     6,035 0.15     (0.08)      13
10/31/06     18.59    0.15      1.91     2.06   (0.33)    --    (0.78)  (1.11)  19.54  11.45     3,434 0.15      0.79       28
--------------------------------------------------------------------------------------------------------------------------------

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                             CLASS A
11/08/02-
10/31/03(5) $12.50  $ 0.02     $2.58    $2.60  $(0.03)   $--   $   --  $(0.03) $15.07  20.82% $ 57,362 0.25%(3)  0.16%(3)    0%
10/31/04     15.07    0.08      0.89     0.97   (0.05)    --    (0.00)  (0.05)  15.99   6.48   161,187 0.20      0.49        0
10/31/05     15.99    0.08      1.71     1.79   (0.22)    --    (0.01)  (0.23)  17.55  11.20   225,664 0.20      0.51        1
10/31/06     17.55    0.16      2.08     2.24   (0.32)    --    (0.16)  (0.48)  19.31  12.99   274,699 0.17      0.87       16

                                                             CLASS B
11/08/02-
10/31/03(5) $12.50  $(0.06)    $2.57    $2.51  $(0.02)   $--   $   --  $(0.02) $14.99  20.07% $ 41,762 0.90%(3) (0.50)%(3)   0%
10/31/04     14.99   (0.02)     0.89     0.87      --     --    (0.00)  (0.00)  15.86   5.81    98,520 0.84     (0.14)       0
10/31/05     15.86   (0.03)     1.68     1.65   (0.12)    --    (0.01)  (0.13)  17.38  10.37   135,585 0.86     (0.17)       1
10/31/06     17.38    0.04      2.07     2.11   (0.21)    --    (0.16)  (0.37)  19.12  12.32   163,010 0.82      0.20       16

                                                            CLASS C+
11/08/02-
10/31/03(5) $12.50  $(0.06)    $2.57    $2.51  $(0.02)   $--   $   --  $(0.02) $14.99  20.07% $113,247 0.90%(3) (0.48)%(3)   0%
10/31/04     14.99   (0.02)     0.89     0.87      --     --    (0.00)  (0.00)  15.86   5.81   282,018 0.82     (0.12)       0
10/31/05     15.86   (0.02)     1.68     1.66   (0.12)    --    (0.01)  (0.13)  17.39  10.44   359,119 0.84     (0.11)       1
10/31/06     17.39    0.04      2.06     2.10   (0.21)    --    (0.16)  (0.37)  19.12  12.25   414,635 0.81      0.23       16
--------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                  10/31/03   10/31/04   10/31/05   10/31/06
                                  --------   --------   --------   --------
Focused Equity Strategy A           0.36%     (0.02)%    (0.01)%    (0.00)%
Focused Equity Strategy B           0.42      (0.02)     (0.01)     (0.00)
Focused Equity Strategy C+          0.18       0.00      (0.01)     (0.00)
Focused Equity Strategy I             --       0.26       0.10       0.27
Focused Multi-Asset Strategy A      0.25      (0.02)     (0.01)     (0.00)
Focused Multi-Asset Strategy B      0.27      (0.02)     (0.02)     (0.00)
Focused Multi-Asset Strategy C+     0.12       0.00      (0.02)        --

(5)  Commencement of operations

(6)  Inception date of class.

(7) Does not include underlying fund expenses that the Portfolios bear indirectly.

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                                                                                     RATIO
                              NET                                                                                    OF NET
                              GAIN                                                                                  INVEST-
                             (LOSS)                                                                     RATIO         MENT
              NET              ON             DIVI-  DISTRI- DISTRI-                                      OF         INCOME
             ASSET   NET    INVEST-   TOTAL   DENDS  BUTIONS BUTIONS           NET                     EXPENSES      (LOSS)
             VALUE INVEST-   MENTS     FROM    FROM    FROM    FROM           ASSET                       TO           TO
            BEGIN-   MENT    (BOTH   INVEST-   NET     NET     NET            VALUE            NET     AVERAGE      AVERAGE    PORT-
             NING   INCOME  REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL    END   TOTAL   ASSETS      NET          NET      FOLIO
   PERIOD     OF    (LOSS)  AND UN-   OPERA-   MENT     OF     IZED  DISTRI-   OF   RETURN   END OF     ASSETS       ASSETS    TURN-
   ENDED    PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)    PERIOD      (7)          (7)       OVER
----------- ------ ------- --------- ------- ------- ------- ------- ------- ------ ------  -------- ----------- ------------- -----
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                              CLASS A
11/08/02-
10/31/03(5) $12.50  $ 0.05  $ 2.41   $ 2.46  $(0.06)  $0.00  $   --  $(0.06) $14.90 19.75%  $ 54,459 0.25%(3)(4)  0.43%(3)(4)    2%
10/31/04     14.90    0.15    0.56     0.71   (0.20)     --   (0.00)  (0.20)  15.41  4.78    130,851 0.20(4)      0.99(4)        9
10/31/05     15.41    0.18    1.23     1.41   (0.30)     --   (0.17)  (0.47)  16.35  9.23    144,668 0.19(4)      1.10(4)       14
10/31/06     16.35    0.25    1.22     1.47   (0.43)     --   (0.66)  (1.09)  16.73  9.31    143,157 0.17         1.55          30

                                                              CLASS B
11/08/02-
10/31/03(5) $12.50  $(0.02) $ 2.39   $ 2.37  $(0.03)  $0.00  $   --  $(0.03) $14.84 18.98%  $ 48,183 0.90%(3)(4) (0.20)%(3)(4)   2%
10/31/04     14.84    0.05    0.56     0.61   (0.06)     --   (0.00)  (0.06)  15.39  4.09    108,591 0.85(4)      0.33(4)        9
10/31/05     15.39    0.07    1.23     1.30   (0.20)     --   (0.17)  (0.37)  16.32  8.47    114,867 0.85(4)      0.44(4)       14
10/31/06     16.32    0.15    1.21     1.36   (0.32)     --   (0.66)  (0.98)  16.70  8.61    110,559 0.83         0.92          30

                                                              CLASS C+
11/08/02-
10/31/03(5) $12.50  $(0.02) $ 2.40   $ 2.38  $(0.03)  $0.00  $   --  $(0.03) $14.85 19.06%  $102,550 0.90%(3)(4)  0.19%(3)(4)    2%
10/31/04     14.85    0.06    0.56     0.62   (0.06)     --   (0.00)  (0.06)  15.41  4.16    198,590 0.84(4)      0.38(4)        9
10/31/05     15.41    0.08    1.23     1.31   (0.20)     --   (0.17)  (0.37)  16.35  8.52    212,036 0.83(4)      0.48(4)       14
10/31/06     16.35    0.15    1.21     1.36   (0.32)     --   (0.66)  (0.98)  16.73  8.60    205,830 0.81         0.93          30

                                                              CLASS I
02/23/04-
10/31/04(6) $15.72  $ 0.12  $(0.32)  $(0.20) $(0.11)  $  --  $   --  $(0.11) $15.41 (1.26)% $ 13,304 0.15%(3)(4)  0.75%(3)(4)    9%
10/31/05     15.41    0.17    1.24     1.41   (0.31)     --   (0.17)  (0.48)  16.34  9.22     14,889 0.15(4)      1.08(4)       14
10/31/06     16.34    0.44    1.03     1.47   (0.43)     --   (0.66)  (1.09)  16.72  9.34      5,772 0.15(4)      2.53(4)       30
------------------------------------------------------------------------------------------------------------------------------------

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                              CLASS A
11/08/02-
10/31/03(5) $12.50  $ 0.20  $ 1.23   $ 1.43  $(0.18)  $  --  $   --  $(0.18) $13.75 11.57%  $ 26,426 0.25%(3)(4)  1.64%(3)(4)    6%
10/31/04     13.75    0.33    0.25     0.58   (0.36)     --   (0.01)  (0.37)  13.96  4.22     38,251 0.22(4)      2.40(4)       17
10/31/05     13.96    0.35    0.46     0.81   (0.37)     --   (0.31)  (0.68)  14.09  5.87     28,583 0.25(4)      2.44(4)       11
10/31/06     14.09    0.43    0.59     1.02   (0.50)     --   (0.45)  (0.95)  14.16  7.58     23,337 0.25(4)      3.09(4)       49

                                                              CLASS B
11/08/02-
10/31/03(5) $12.50  $ 0.12  $ 1.23   $ 1.35  $(0.11)  $  --  $   --  $(0.11) $13.74 10.88%  $ 11,562 0.90%(3)(4)  1.02%(3)(4)    6%
10/31/04     13.74    0.24    0.24     0.48   (0.26)     --   (0.01)  (0.27)  13.95  3.44     16,053 0.90(4)      1.70(4)       17
10/31/05     13.95    0.25    0.47     0.72   (0.28)     --   (0.31)  (0.59)  14.08  5.18     16,198 0.90(4)      1.79(4)       11
10/31/06     14.08    0.33    0.59     0.92   (0.41)     --   (0.45)  (0.86)  14.14  6.81     14,267 0.90(4)      2.33(4)       49

                                                              CLASS C+
11/08/02-
10/31/03(5) $12.50  $ 0.13  $ 1.22   $ 1.35  $(0.11)  $  --  $   --  $(0.11) $13.74 10.88%  $ 21,880 0.90%(3)(4)  1.08%(3)(4)    6%
10/31/04     13.74    0.24    0.24     0.48   (0.26)     --   (0.01)  (0.27)  13.95  3.51     34,981 0.88(4)      1.73(4)       17
10/31/05     13.95    0.25    0.47     0.72   (0.28)     --   (0.31)  (0.59)  14.08  5.18     29,116 0.90(4)      1.80(4)       11
10/31/06     14.08    0.32    0.60     0.92   (0.41)     --   (0.45)  (0.86)  14.14  6.81     27,150 0.90(4)      2.32(4)       49
------------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                              10/31/03   10/31/04   10/31/05   10/31/06
                                              --------   --------   --------   --------
Focused Balanced Strategy A                     0.21%     (0.03)%     0.00%        --%
Focused Balanced Strategy B                     0.18      (0.02)     (0.01)        --
Focused Balanced Strategy C+                    0.09       0.00      (0.01)        --
Focused Balanced Strategy I                       --       0.11       0.03       0.16
Focused Fixed Income and Equity Strategy A      0.53      (0.02)     (0.03)      0.03
Focused Fixed Income and Equity Strategy B      0.71      (0.02)     (0.00)      0.06
Focused Fixed Income and Equity Strategy C+     0.52       0.01      (0.01)      0.02

(5)  Commencement of operations

(6)  Inception date of class.

(7) Does not include underlying fund expenses that the Portfolios bear indirectly.

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                                                                                      RATIO
                                       NET                                                                            OF NET
                                       GAIN                                                                          INVEST-
                                      (LOSS)                                                                  RATIO    MENT
                       NET              ON             DIVI-  DISTRI- DISTRI-                                  OF     INCOME
                      ASSET   NET    INVEST-   TOTAL   DENDS  BUTIONS BUTIONS           NET                 EXPENSES  (LOSS)
                      VALUE INVEST-   MENTS     FROM    FROM    FROM    FROM           ASSET                   TO       TO
                     BEGIN-   MENT    (BOTH   INVEST-   NET     NET     NET            VALUE          NET    AVERAGE AVERAGE  PORT-
                      NING   INCOME  REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL    END   TOTAL  ASSETS    NET     NET    FOLIO
       PERIOD          OF    (LOSS)  AND UN-   OPERA-   MENT     OF     IZED  DISTRI-   OF   RETURN  END OF  ASSETS   ASSETS  TURN-
       ENDED         PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)   PERIOD  (4)(6)   (4)(6)   OVER
-------------------- ------ ------- --------- ------- ------- ------- ------- ------- ------ ------ ------- -------- -------  -----
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                              CLASS A
11/08/02-10/31/03(5) $12.50  $0.30   $ 0.46    $0.76  $(0.30)   $--   $   --  $(0.30) $12.96  6.35% $ 8,400 0.25%(3) 2.52%(3)  66%
10/31/04              12.96   0.42     0.25     0.67   (0.50)    --    (0.11)  (0.61)  13.02  5.29    8,921 0.25     3.27      55
10/31/05              13.02   0.43    (0.07)    0.36   (0.43)    --    (0.24)  (0.67)  12.71  2.78   10,109 0.25     3.35      22
10/31/06              12.71   0.53     0.39     0.92   (0.54)    --    (0.11)  (0.65)  12.98  7.52    7,650 0.25     4.14      63

                                                              CLASS B
11/08/02-10/31/03(5) $12.50  $0.23   $ 0.46    $0.69  $(0.23)   $--   $   --  $(0.23) $12.96  5.69% $ 6,033 0.90%(3) 1.94%(3)  66%
10/31/04              12.96   0.33     0.25     0.58   (0.42)    --    (0.11)  (0.53)  13.01  4.61    8,157 0.90     2.62      55
10/31/05              13.01   0.35    (0.08)    0.27   (0.34)    --    (0.24)  (0.58)  12.70  2.12    7,436 0.90     2.69      22
10/31/06              12.70   0.44     0.40     0.84   (0.46)    --    (0.11)  (0.57)  12.97  6.82    5,903 0.90     3.48      63

                                                             CLASS C+
11/08/02-10/31/03(5) $12.50  $0.22   $ 0.47    $0.69  $(0.23)   $--   $   --  $(0.23) $12.96  5.69% $10,537 0.90%(3) 1.89%(3)  66%
10/31/04              12.96   0.31     0.27     0.58   (0.43)    --    (0.11)  (0.54)  13.00  4.55   20,730 0.90     2.51      55
10/31/05              13.00   0.35    (0.07)    0.28   (0.34)    --    (0.24)  (0.58)  12.70  2.20   14,010 0.90     2.68      22
10/31/06              12.70   0.46     0.37     0.83   (0.46)    --    (0.11)  (0.57)  12.96  6.74    9,806 0.90     3.50      63
----------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                   10/31/03   10/31/04   10/31/05   10/31/06
                                   --------   --------   --------   --------
Focused Fixed Income Strategy A      0.90%      0.14%      0.13%      0.27%
Focused Fixed Income Strategy B      1.00       0.14       0.18       0.35
Focused Fixed Income Strategy C+     0.60       0.08       0.09       0.26

(5)  Commencement of operations

(6) Does not include underlying fund expenses that the Portfolios bear indirectly.

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                                                                                      RATIO
                                    NET                                                                               OF NET
                                    GAIN                                                                             INVEST-
                                   (LOSS)                                                                     RATIO    MENT
                    NET              ON             DIVI-  DISTRI- DISTRI-                                     OF     INCOME
                   ASSET   NET    INVEST-   TOTAL   DENDS  BUTIONS BUTIONS           NET                    EXPENSES  (LOSS)
                   VALUE INVEST-   MENTS     FROM    FROM    FROM    FROM           ASSET                      TO       TO
                  BEGIN-   MENT    (BOTH   INVEST-   NET     NET     NET            VALUE             NET    AVERAGE AVERAGE PORT-
                   NING   INCOME  REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL    END   TOTAL    ASSETS     NET     NET   FOLIO
PERIOD              OF    (LOSS)  AND UN-   OPERA-   MENT     OF     IZED  DISTRI-   OF   RETURN    END OF   ASSETS   ASSETS TURN-
 ENDED            PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)     PERIOD     (3)     (3)    OVER
------            ------ ------- --------- ------- ------- ------- ------- ------- ------ ------   -------- -------- ------- -----
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                              CLASS A
10/31/02          $14.63 $(0.11)  $(1.71)  $(1.82)   $--     $--     $--     $--   $12.81 (12.44)% $273,034   1.57%  (0.81)%  166%
10/31/03           12.81  (0.12)    3.97     3.85     --      --      --      --    16.66  30.05    514,908   1.58   (0.83)    81
10/31/04           16.66  (0.15)   (0.67)   (0.82)    --      --      --      --    15.84  (4.92)   719,460   1.58   (0.93)   110
10/31/05           15.84   0.01     1.96     1.97     --      --      --      --    17.81  12.44    724,610   1.52   (0.01)   125
10/31/06           17.81  (0.13)    0.20     0.07     --      --      --      --    17.88  0.39     698,801   1.52   (0.74)   172

                                                              CLASS B
10/31/02          $14.29 $(0.20)  $(1.65)  $(1.85)   $--     $--     $--     $--   $12.44 (12.95)% $414,904   2.21%  (1.45)%  166%
10/31/03           12.44  (0.20)    3.83     3.63     --      --      --      --    16.07  29.18    502,311   2.22   (1.47)    81
10/31/04           16.07  (0.25)   (0.63)   (0.88)    --      --      --      --    15.19  (5.48)   425,461   2.23   (1.59)   110
10/31/05           15.19  (0.09)    1.85     1.76     --      --      --      --    16.95  11.59    342,067   2.20   (0.62)   125
10/31/06           16.95  (0.24)    0.20    (0.04)    --      --      --      --    16.91  (0.24)   218,894   2.20   (1.42)   172

                                                             CLASS C+
10/31/02          $14.29 $(0.20)  $(1.65)  $(1.85)   $--     $--     $--     $--   $12.44 (12.95)% $458,335   2.21%  (1.45)%  166%
10/31/03           12.44  (0.20)    3.83     3.63     --      --      --      --    16.07  29.18    539,786   2.21   (1.45)    81
10/31/04           16.07  (0.25)   (0.63)   (0.88)    --      --      --      --    15.19  (5.48)   489,636   2.22   (1.59)   110
10/31/05           15.19  (0.09)    1.86     1.77     --      --      --      --    16.96  11.65    398,270   2.18   (0.60)   125
10/31/06           16.96  (0.24)    0.20    (0.04)    --      --      --      --    16.92  (0.24)   289,503   2.18   (1.40)   172

                                                              CLASS Z
10/31/02          $14.76 $(0.05)  $(1.74)  $(1.79)   $--     $--     $--     $--   $12.97 (12.13)% $  8,785   1.21%  (0.45)%  166%
10/31/03           12.97  (0.03)    4.01     3.98     --      --      --      --    16.95  30.69     72,196   0.98   (0.22)    81
10/31/04           16.95  (0.05)   (0.68)   (0.73)    --      --      --      --    16.22  (4.31)    74,811   1.00   (0.37)   110
10/31/05           16.22   0.11     2.00     2.11     --      --      --      --    18.33  13.01     80,415   0.93    0.57    125
10/31/06           18.33  (0.02)    0.21     0.19     --      --      --      --    18.52   1.04     80,266   0.94   (0.16)   172
----------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                             10/31/02  10/31/03  10/31/04  10/31/05  10/31/06
                             --------  --------  --------  --------  --------
Focused Large-Cap Growth A     0.09%     0.03%     0.05%     0.05%     0.04%
Focused Large-Cap Growth B     0.09      0.03      0.05      0.06      0.04
Focused Large-Cap Growth C+    0.09      0.03      0.05      0.06      0.04
Focused Large-Cap Growth Z     0.09      0.03      0.05      0.05      0.04

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                   NET                                                                               RATIO
                                   GAIN                                                                              OF NET
                                  (LOSS)                                                                            INVEST-
                                    ON                                                                       RATIO    MENT
                   NET           INVEST-           DIVI-  DISTRI- DISTRI-                                     OF     INCOME
                  ASSET   NET     MENTS    TOTAL   DENDS  BUTIONS BUTIONS                                  EXPENSES  (LOSS)
                  VALUE INVEST-   (BOTH     FROM    FROM    FROM    FROM            NET                       TO       TO
                 BEGIN-   MENT   REALIZED INVEST-   NET     NET     NET            ASSET             NET    AVERAGE AVERAGE    PORT-
                  NING   INCOME    AND      MENT  INVEST-  RETURN   REA-   TOTAL   VALUE  TOTAL    ASSETS     NET     NET      FOLIO
     PERIOD        OF    (LOSS)    UN-     OPERA-   MENT     OF    LIZED  DISTRI- END OF RETURN    END OF   ASSETS   ASSETS    TURN-
      ENDED      PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)     PERIOD     (3)     (3)       OVER
---------------- ------ ------- --------- ------- ------- ------- ------- ------- ------ ------   -------- -------- -------    -----
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                               CLASS A
10/31/02         $14.93 $(0.16)  $(1.42)  $(1.58)   $--     $--     $--     $--   $13.35 (10.58)% $ 85,244 1.76%(4) (1.08)%(4)  211%
10/31/03          13.35  (0.18)    3.69     3.51     --      --      --      --    16.86  26.29    127,425 1.72     (1.30)      100
10/31/04          16.86  (0.21)    1.33     1.12     --      --      --      --    17.98   6.64    188,725 1.72(4)  (1.24)(4)   128
10/31/05          17.98  (0.24)    4.28     4.04     --      --      --      --    22.02  22.47    264,942 1.72(4)  (1.16)(4)   138
10/31/06          22.02  (0.21)    2.36     2.15     --      --      --      --    24.17   9.76    279,580 1.72(4)  (0.92)(4)   115

                                                               CLASS B
10/31/02         $14.33 $(0.25)  $(1.36)  $(1.61)   $--     $--     $--     $--   $12.72 (11.24)% $118,177 2.41%(4) (1.74)%(4)  211%
10/31/03          12.72  (0.26)    3.50     3.24     --      --      --      --    15.96  25.47    130,904 2.37     (1.94)      100
10/31/04          15.96  (0.32)    1.27     0.95     --      --      --      --    16.91   5.95     96,978 2.37(4)  (1.91)(4)   128
10/31/05          16.91  (0.35)    4.02     3.67     --      --      --      --    20.58  21.70     85,580 2.37(4)  (1.81)(4)   138
10/31/06          20.58  (0.34)    2.20     1.86     --      --      --      --    22.44   9.04     68,419 2.37(4)  (1.56)(4)   115

                                                              CLASS C+
10/31/02         $14.32 $(0.24)  $(1.36)  $(1.60)   $--     $--     $--     $--   $12.72 (11.17)% $ 38,884 2.41%(4) (1.74)%(4)  211%
10/31/03          12.72  (0.26)    3.50     3.24     --      --      --      --    15.96  25.47     45,985 2.37     (1.94)      100
10/31/04          15.96  (0.31)    1.26     0.95     --      --      --      --    16.91   5.95     46,693 2.37(4)  (1.90)(4)   128
10/31/05          16.91  (0.35)    4.01     3.66     --      --      --      --    20.57  21.64     57,291 2.37(4)  (1.81)(4)   138
10/31/06          20.57  (0.34)    2.20     1.86     --      --      --      --    22.43   9.04     58,332 2.37(4)  (1.56)(4)   115
------------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                              --------   --------   --------   --------   --------
Focused Multi-Cap Growth A      0.05%      0.12%      0.06%      0.00%     (0.02)%
Focused Multi-Cap Growth B      0.01       0.10       0.07       0.03       0.01
Focused Multi-Cap Growth C+     0.05       0.12       0.07       0.01       0.00

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                              10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                              --------   --------   --------   --------   --------
Focused Multi-Cap Growth A      0.03%       --%       0.01%      0.00%      0.01%
Focused Multi-Cap Growth B      0.03        --        0.01       0.00       0.01
Focused Multi-Cap Growth C+     0.03        --        0.01       0.00       0.01

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                   NET                                                                             RATIO
                                   GAIN                                                                            OF NET
                                  (LOSS)                                                                          INVEST-
                                    ON                                                                     RATIO    MENT
                   NET           INVEST-           DIVI-  DISTRI- DISTRI-                                   OF     INCOME
                  ASSET   NET     MENTS    TOTAL   DENDS  BUTIONS BUTIONS                                EXPENSES  (LOSS)
                  VALUE INVEST-   (BOTH     FROM    FROM    FROM    FROM            NET                     TO       TO
                 BEGIN-   MENT   REALIZED INVEST-   NET     NET     NET            ASSET           NET    AVERAGE AVERAGE    PORT-
                  NING   INCOME    AND      MENT  INVEST-  RETURN   REA-   TOTAL   VALUE  TOTAL   ASSETS    NET     NET      FOLIO
     PERIOD        OF    (LOSS)    UN-     OPERA-   MENT     OF    LIZED  DISTRI- END OF RETURN   END OF  ASSETS   ASSETS    TURN-
      ENDED      PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)    PERIOD    (4)     (4)       OVER
---------------- ------ ------- --------- ------- ------- ------- ------- ------- ------ ------  ------- -------- -------    -----
FOCUSED MID-CAP GROWTH PORTFOLIO
                                                               CLASS A
08/03/05-
   10/31/05(5)   $12.50 $(0.03)  $(0.21)  $(0.24) $   --    $--     $--   $   --  $12.26 (1.92)% $35,945 1.72(3)% (1.06)(3)%   19%
10/31/06          12.26  (0.06)    2.18     2.12   (0.02)    --      --    (0.02)  14.36 17.29    74,122 1.72(6)  (0.48)(6)   144

                                                               CLASS B
08/03/05-
   10/31/05(5)   $12.50 $(0.05)  $(0.21)  $(0.26) $   --    $--     $--   $   --  $12.24 (2.08)% $    56 2.37(3)% (1.81)(3)%   19%
10/31/06          12.24  (0.17)    2.19     2.02      --     --      --       --   14.26 16.50       763 2.37(6)  (1.29)(6)   144

                                                               CLASS C
08/03/05-
   10/31/05(5)   $12.50 $(0.04)  $(0.22)  $(0.26) $   --    $--     $--   $   --  $12.24 (2.08)% $   105 2.37(3)% (1.91)(3)%   19%
10/31/06          12.24  (0.17)    2.20     2.03      --     --      --       --   14.27 16.58     3,414 2.37(6)  (1.30)(6)   144

                                                               CLASS I
08/03/05-
   10/31/05(5)   $12.50 $(0.03)  $(0.21)  $(0.24) $   --    $--     $--   $   --  $12.26 (1.92)% $    25 1.62(3)% (0.93)(3)%   19%
10/31/06          12.26  (0.03)    2.16     2.13   (0.02)    --      --    (0.02)  14.37 17.41        29 1.62(6)  (0.23)(6)   144
----------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                           10/31/05(3)   10/31/06
                           -----------   --------
Focused Mid-Cap Growth A       0.64%      (0.02)%
Focused Mid-Cap Growth B     131.64        2.82
Focused Mid-Cap Growth C      87.61        0.52
Focused Mid-Cap Growth I     190.14       50.73

(5)  Commencement of operations

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                           10/31/06
                           --------
Focused Mid-Cap Growth A     0.01%
Focused Mid-Cap Growth B     0.02
Focused Mid-Cap Growth C     0.02
Focused Mid-Cap Growth I     0.01

See Notes to Financial Statements

                                   NET                                                                               RATIO
                                   GAIN                                                                              OF NET
                                  (LOSS)                                                                            INVEST-
                                    ON                                                                       RATIO    MENT
                   NET           INVEST-           DIVI-  DISTRI- DISTRI-                                     OF     INCOME
                  ASSET   NET     MENTS    TOTAL   DENDS  BUTIONS BUTIONS                                  EXPENSES  (LOSS)
                  VALUE INVEST-   (BOTH     FROM    FROM    FROM    FROM            NET                       TO       TO
                 BEGIN-   MENT   REALIZED INVEST-   NET     NET     NET            ASSET             NET    AVERAGE AVERAGE PORT-
                  NING   INCOME    AND      MENT  INVEST-  RETURN   REA-   TOTAL   VALUE  TOTAL    ASSETS     NET     NET   FOLIO
     PERIOD        OF    (LOSS)    UN-     OPERA-   MENT     OF    LIZED  DISTRI- END OF RETURN    END OF   ASSETS   ASSETS TURN-
      ENDED      PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)     PERIOD   (3)(4)   (3)(4)  OVER
---------------- ------ ------- --------- ------- ------- ------- ------- ------- ------ ------   -------- -------- ------- -----
FOCUSED SMALL-CAP GROWTH PORTFOLIO
                                                             CLASS A
10/31/02         $11.47 $(0.15)  $(1.11)  $(1.26)   $--     $--   $   --  $   --  $10.21 (10.99)% $ 10,856   1.74%  (1.44)%  150%
10/31/03          10.21  (0.18)    4.91     4.73     --      --       --      --   14.94  46.33     89,176   1.72   (1.57)    68
10/31/04          14.94  (0.22)    0.96     0.74     --      --       --      --   15.68   4.95    203,813   1.72   (1.51)   101
10/31/05          15.68  (0.27)    2.55     2.28     --      --       --      --   17.96  14.54    222,190   1.72   (1.52)    82
10/31/06          17.96  (0.27)    2.67     2.40     --      --    (1.63)  (1.63)  18.73  13.62    232,720   1.70   (1.42)    68

                                                             CLASS B
10/31/02         $11.11 $(0.23)  $(1.05)  $(1.28)   $--     $--   $   --  $   --  $ 9.83 (11.52)% $ 14,375   2.40%  (2.10)%  150%
10/31/03           9.83  (0.25)    4.72     4.47     --      --       --      --   14.30  45.47     28,899   2.37   (2.21)    68
10/31/04          14.30  (0.31)    0.92     0.61     --      --       --      --   14.91   4.27     35,101   2.37   (2.16)   101
10/31/05          14.91  (0.36)    2.42     2.06     --      --       --      --   16.97  13.82     37,563   2.37   (2.17)    82
10/31/06          16.97  (0.37)    2.52     2.15     --      --    (1.63)  (1.63)  17.49  12.88     36,587   2.37   (2.10)    68

                                                             CLASS C+
10/31/02         $11.11 $(0.20)  $(1.10)  $(1.30)   $--     $--   $   --  $   --  $ 9.81 (11.70)% $ 22,029   2.39%  (2.08)%  150%
10/31/03           9.81  (0.25)    4.70     4.45     --      --       --      --   14.26  45.36     51,886   2.37   (2.22)    68
10/31/04          14.26  (0.31)    0.92     0.61     --      --       --      --   14.87   4.28     67,004   2.37   (2.16)   101
10/31/05          14.87  (0.36)    2.41     2.05     --      --       --      --   16.92  13.79     75,343   2.37   (2.17)    82
10/31/06          16.92  (0.37)    2.52     2.15     --      --    (1.63)  (1.63)  17.44  12.92     72,803   2.37   (2.10)    68

                                                             CLASS I
10/31/02         $11.55 $(0.16)  $(1.09)  $(1.25)   $--     $--   $   --  $   --  $10.30 (10.82)% $  4,854   1.64%  (1.35)%  150%
10/31/03          10.30  (0.17)    4.96     4.79     --      --       --      --   15.09  46.50      8,126   1.62   (1.46)    68
10/31/04          15.09  (0.22)    0.98     0.76     --      --       --      --   15.85   5.04      6,645   1.62   (1.41)   101
10/31/05          15.85  (0.25)    2.57     2.32     --      --       --      --   18.17  14.64      6,992   1.62   (1.42)    82
10/31/06          18.17  (0.25)    2.72     2.47     --      --    (1.63)  (1.63)  19.01  13.86      6,974   1.62   (1.37)    68
---------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                              --------   --------   --------   --------   --------
Focused Small-Cap Growth A      0.70%      0.18%      0.04%     (0.04)%    (0.02)%
Focused Small-Cap Growth B      0.72       0.28       0.09       0.03       0.02
Focused Small-Cap Growth C+     0.59       0.17       0.05      (0.02)     (0.02)
Focused Small-Cap Growth I      0.67       0.30       0.05       0.05       0.06

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                              10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                              --------   --------   --------   --------   --------
Focused Small-Cap Growth A      0.07%      0.02%      0.02%      0.01%      0.00%
Focused Small-Cap Growth B      0.08       0.03       0.02       0.01       0.00
Focused Small-Cap Growth C+     0.05       0.03       0.02       0.01       0.00
Focused Small-Cap Growth I      0.07       0.03       0.02       0.01       0.00

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                  NET                                                                                RATIO
                                  GAIN                                                                               OF NET
                                 (LOSS)                                                                             INVEST-
                                   ON                                                                        RATIO    MENT
                  NET           INVEST-           DIVI-  DISTRI- DISTRI-                                      OF     INCOME
                 ASSET   NET     MENTS    TOTAL   DENDS  BUTIONS BUTIONS                                   EXPENSES  (LOSS)
                 VALUE INVEST-   (BOTH     FROM    FROM    FROM    FROM            NET                        TO       TO
                BEGIN-   MENT   REALIZED INVEST-   NET     NET     NET            ASSET              NET    AVERAGE AVERAGE    PORT-
                 NING   INCOME    AND      MENT  INVEST-  RETURN   REA-   TOTAL   VALUE  TOTAL     ASSETS     NET     NET      FOLIO
     PERIOD       OF    (LOSS)    UN-     OPERA-   MENT     OF    LIZED  DISTRI- END OF RETURN     END OF   ASSETS   ASSETS    TURN-
     ENDED      PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)      PERIOD     (3)     (3)       OVER
--------------- ------ ------- --------- ------- ------- ------- ------- ------- ------ ------    -------- -------- -------    -----
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                               CLASS A
10/31/02        $13.06 $ 0.04   $(1.99)  $(1.95) $   --    $--   $   --  $   --  $11.11 (14.93)%  $ 26,269 1.76%(4)  0.12%(4)   161%
10/31/03         11.11   0.04     2.87     2.91      --     --       --      --   14.02  26.19     168,245 1.72(4)   0.30(4)     69
10/31/04         14.02   0.06     0.67     0.73   (0.02)    --       --   (0.02)  14.73   5.21(5)  368,353 1.72      0.44        47
10/31/05         14.73   0.05     2.14     2.19   (0.04)    --    (0.10)  (0.14)  16.78  14.90     437,074 1.65(4)   0.32(4)    122
10/31/06         16.78   0.09     2.30     2.39   (0.05)    --    (0.72)  (0.77)  18.40  14.70     484,952 1.64(4)   0.55(4)    133

                                                               CLASS B
10/31/02        $12.81 $(0.04)  $(1.94)  $(1.98) $   --    $--   $   --  $   --  $10.83 (15.46)%  $ 32,261 2.41%(4) (0.57)%(4)  161%
10/31/03         10.83  (0.04)    2.79     2.75      --     --       --      --   13.58  25.39      41,887 2.37(4)  (0.35)(4)    69
10/31/04         13.58  (0.04)    0.65     0.61      --     --       --      --   14.19   4.49(5)   44,263 2.37     (0.24)       47
10/31/05         14.19  (0.06)    2.05     1.99      --     --    (0.10)  (0.10)  16.08  14.06      36,286 2.37(4)  (0.41)(4)   122
10/31/06         16.08  (0.03)    2.20     2.17      --     --    (0.72)  (0.72)  17.53  13.90      31,106 2.37(4)  (0.19)(4)   133

                                                              CLASS C+
10/31/02        $12.82 $(0.03)  $(1.94)  $(1.97) $   --    $--   $   --  $   --  $10.85 (15.37)%  $ 33,297 2.40%(4) (0.50)%(4)  161%
10/31/03         10.85  (0.04)    2.79     2.75      --     --       --      --   13.60  25.35      56,935 2.37(4)  (0.35)(4)    69
10/31/04         13.60  (0.04)    0.65     0.61      --     --       --      --   14.21   4.49(5)   76,253 2.37     (0.23)       47
10/31/05         14.21  (0.07)    2.07     2.00      --     --    (0.10)  (0.10)  16.11  14.12      73,070 2.37(4)  (0.40)(4)   122
10/31/06         16.11  (0.02)    2.19     2.17      --     --    (0.72)  (0.72)  17.56  13.88      71,175 2.32(4)  (0.14)(4)   133
------------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                             10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                             --------   --------   --------   --------   --------
Focused Large-Cap Value A      0.16%      0.09%     (0.02)%    (0.01)%       --%
Focused Large-Cap Value B      0.15       0.11       0.01      (0.02)     (0.02)
Focused Large-Cap Value C+     0.15       0.08       0.01      (0.05)     (0.01)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                             10/31/02   10/31/03   10/31/05   10/31/06
                             --------   --------   --------   --------
Focused Large-Cap Value A      0.22%      0.11%      0.00%      0.00%
Focused Large-Cap Value B      0.23       0.15       0.00       0.00
Focused Large-Cap Value C+     0.21       0.14       0.00       0.00

(5) Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                             NET
                             GAIN
                            (LOSS)
                              ON                                                                                   RATIO
           NET             INVEST-           DIVI-  DISTRI- DISTRI-                                     RATIO     OF NET
          ASSET             MENTS    TOTAL   DENDS  BUTIONS BUTIONS                                       OF    INVESTMENT
          VALUE    NET      (BOTH     FROM    FROM    FROM    FROM            NET                      EXPENSES   INCOME
         BEGIN-  INVEST-   REALIZED INVEST-   NET     NET     NET            ASSET              NET       TO     (LOSS) TO PORT-
          NING     MENT      AND      MENT  INVEST-  RETURN   REA-   TOTAL   VALUE            ASSETS   AVERAGE    AVERAGE  FOLIO
 PERIOD    OF     INCOME     UN-    OPERA-    MENT     OF    LIZED  DISTRI- END OF   TOTAL    END OF     NET        NET    TURN-
  ENDED  PERIOD (LOSS)(1) REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD RETURN(2)  PERIOD  ASSETS(3)  ASSETS(3)  OVER
-------- ------ --------- --------- ------- ------- ------- ------- ------- ------ --------- -------- --------- ---------- -----
FOCUSED MULTI-CAP VALUE PORTFOLIO

                                                               CLASS A
10/31/02 $16.67  $(0.01)   $(2.73)  $(2.74) $   --    $--   $(0.50) $(0.50) $13.43  (17.09)% $128,255  1.62%     (0.07)%    127%
10/31/03  13.43    0.16      3.51     3.67      --     --       --      --   17.10   27.33    162,492  1.72       1.08      184
10/31/04  17.10    0.05      1.91     1.96   (0.14)    --       --   (0.14)  18.92   11.49    205,956  1.72       0.29      133
10/31/05  18.92    0.07      1.97     2.04      --     --       --      --   20.96   10.78    224,591  1.72(4)    0.33(4)   176
10/31/06  20.96    0.11      4.40     4.51      --     --    (1.67)  (1.67)  23.80   22.82    264,368  1.70(4)    0.52(4)    39

                                                               CLASS B
10/31/02 $16.47  $(0.11)   $(2.69)  $(2.80) $   --    $--   $(0.50) $(0.50) $13.17  (17.67)% $169,875  2.26%     (0.72)%    127%
10/31/03  13.17    0.05      3.45     3.50      --     --       --      --   16.67   26.58    189,432  2.37       0.33      184
10/31/04  16.67   (0.06)     1.84     1.78   (0.02)    --       --   (0.02)  18.43   10.71    183,754  2.37      (0.36)     133
10/31/05  18.43   (0.07)     1.93     1.86      --     --       --      --   20.29   10.09    172,116  2.37(4)   (0.33)(4)  176
10/31/06  20.29   (0.03)     4.24     4.21      --     --    (1.67)  (1.67)  22.83   22.04    168,083  2.37(4)   (0.14)(4)   39

                                                              CLASS C+
10/31/02 $16.46  $(0.11)   $(2.69)  $(2.80) $   --    $--   $(0.50) $(0.50) $13.16  (17.68)% $209,029  2.27%     (0.72)%    127%
10/31/03  13.16    0.04      3.46     3.50      --     --       --      --   16.66   26.60    220,776  2.37       0.31      184
10/31/04  16.66   (0.06)     1.84     1.78   (0.02)    --       --   (0.02)  18.42   10.71    211,999  2.37      (0.36)     133
10/31/05  18.42   (0.07)     1.93     1.86      --     --       --      --   20.28   10.10    193,047  2.37(4)   (0.34)(4)  176
10/31/06  20.28   (0.03)     4.23     4.20      --     --    (1.67)  (1.67)  22.81   22.00    194,997  2.36(4)   (0.13)(4)   39
--------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                             10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                             --------   --------   --------   --------   --------
Focused Multi-Cap Value A      0.11%      0.03%      0.04%     (0.02)%    (0.02)%
Focused Multi-Cap Value B      0.11       0.02       0.04      (0.02)     (0.03)
Focused Multi-Cap Value C+     0.11       0.01       0.03      (0.02)     (0.02)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                             10/31/05   10/31/06
                             --------   --------
Focused Multi-Cap Value A      0.02%      0.00%
Focused Multi-Cap Value B      0.02       0.00
Focused Multi-Cap Value C+     0.02       0.00

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                   NET
                                   GAIN
                                  (LOSS)
                                    ON                                                                       RATIO     RATIO
                 NET             INVEST-           DIVI-  DISTRI- DISTRI-                                     OF      OF NET
                ASSET             MENTS    TOTAL   DENDS  BUTIONS BUTIONS                                  EXPENSES INVESTMENT
                VALUE    NET      (BOTH     FROM    FROM    FROM    FROM            NET                       TO      INCOME
               BEGIN-  INVEST-   REALIZED INVEST-   NET     NET     NET            ASSET              NET   AVERAGE  (LOSS) TO PORT-
                NING     MENT      AND      MENT  INVEST-  RETURN   REA-   TOTAL   VALUE            ASSETS    NET     AVERAGE  FOLIO
    PERIOD       OF     INCOME     UN-     OPERA-   MENT     OF    LIZED  DISTRI- END OF   TOTAL    END OF  ASSETS      NET    TURN-
     ENDED     PERIOD (LOSS)(1) REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD RETURN(2)  PERIOD    (4)    ASSETS(4)  OVER
-------------- ------ --------- --------- ------- ------- ------- ------- ------- ------ --------- ------- -------- ---------- -----
FOCUSED MID-CAP VALUE PORTFOLIO

                                                               CLASS A
08/03/05-
   10/31/05(6) $12.50  $(0.01)   $(0.15)  $(0.16) $   --    $--    $  --  $   --  $12.34  (1.28)%  $36,217 1.72%(3) (0.34)%(3)   4%
10/31/06        12.34    0.12      2.35     2.47   (0.11)    --     0.00   (0.11)  14.70  20.17     76,587 1.72(5)   0.89(5)    70

                                                               CLASS B
08/03/05-
   10/31/05(6) $12.50  $(0.03)   $(0.15)  $(0.18) $   --    $--    $  --  $   --  $12.32  (1.44)%  $   105 2.37%(3) (1.41)%(3)   4%
10/31/06        12.32    0.01      2.36     2.37   (0.08)    --     0.00   (0.08)  14.61  19.32      1,154 2.37(5)   0.01(5)    70

                                                               CLASS C
08/03/05-
   10/31/05(6) $12.50  $(0.03)   $(0.15)  $(0.18) $   --    $--    $  --  $   --  $12.32  (1.44)%  $   450 2.37%(3) (1.68)%(3)   4%
10/31/06        12.32    0.03      2.35     2.38   (0.08)    --     0.00   (0.08)  14.62  19.40      3,394 2.37(5)   0.19(5)    70

                                                               CLASS I
08/03/05-
   10/31/05(6) $12.50  $(0.01)   $(0.15)  $(0.16) $   --    $--    $  --  $   --  $12.34  (1.28)%  $    25 1.62%(3) (0.20)%(3)   4%
10/31/06        12.34    0.19      2.30     2.49   (0.12)    --     0.00   (0.12)  14.71  20.30         30 1.62(5)   1.36(5)    70
------------------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                          10/31/05(3)   10/31/06
                          -----------   --------
Focused Mid-Cap Value A       0.67%      (0.00)%
Focused Mid-Cap Value B      94.96        1.96
Focused Mid-Cap Value C      36.93        0.71
Focused Mid-Cap Value I     187.70       50.85

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                          10/31/06
                          --------
Focused Mid-Cap Value A     0.04%
Focused Mid-Cap Value B     0.04
Focused Mid-Cap Value C     0.03
Focused Mid-Cap Value I     0.05

(6)  Commencement of operations

See Notes to Financial Statements

                                                                                                              RATIO OF
                           NET GAIN                                                                              NET
                            (LOSS)                                                                    RATIO  INVESTMENT
           NET                ON             DIVI-  DISTRI- DISTRI-                                    OF      INCOME
          ASSET            INVEST-   TOTAL   DENDS  BUTIONS BUTIONS                                 EXPENSES   (LOSS)
          VALUE    NET      MENTS     FROM    FROM    FROM    FROM            NET                      TO        TO
         BEGIN-  INVEST-    (BOTH   INVEST-   NET     NET     NET            ASSET            NET    AVERAGE   AVERAGE  PORT-
          NING     MENT    REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL   VALUE  TOTAL   ASSETS     NET       NET    FOLIO
 PERIOD    OF     INCOME   AND UN-   OPERA-   MENT     OF     IZED  DISTRI- END OF RETURN   END OF   ASSETS    ASSETS   TURN-
  ENDED  PERIOD (LOSS)(1) REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)    PERIOD   (3)(4)    (3)(4)    OVER
-------- ------ --------- --------- ------- ------- ------- ------- ------- ------ ------  -------- -------- ---------- -----
FOCUSED SMALL-CAP VALUE PORTFOLIO
                                                           CLASS A
10/31/02 $15.55  $(0.06)   $(1.16)  $(1.22)   $--    $  --  $(1.12) $(1.12) $13.21 (9.13)% $ 43,322   1.75%    (0.49)%   123%
10/31/03  13.21   (0.03)     5.15     5.12     --     0.00   (0.63)  (0.63)  17.70 40.24    140,181   1.72     (0.20)    101
10/31/04  17.70   (0.04)     3.67     3.63     --       --      --      --   21.33 20.51    342,316   1.72     (0.25)     75
10/31/05  21.33   (0.07)     1.89     1.82     --       --   (2.28)  (2.28)  20.87  8.58    328,952   1.68     (0.39)    116
10/31/06  20.87    0.02      2.65     2.67     --       --   (3.71)  (3.71)  19.83 14.48    232,913   1.68      0.06     197

                                                           CLASS B
10/31/02 $15.15  $(0.16)   $(1.12)  $(1.28)   $--    $  --  $(1.12) $(1.12) $12.75 (9.80)% $ 44,538   2.40%    (1.15)%   123%
10/31/03  12.75   (0.12)     4.96     4.84     --     0.00   (0.63)  (0.63)  16.96 39.46     60,293   2.37     (0.84)    101
10/31/04  16.96   (0.15)     3.50     3.35     --       --      --      --   20.31 19.75     75,814   2.37     (0.81)     75
10/31/05  20.31   (0.21)     1.80     1.59     --       --   (2.28)  (2.28)  19.62  7.81     65,856   2.37     (1.08)    116
10/31/06  19.62   (0.11)     2.46     2.35     --       --   (3.71)  (3.71)  18.26 13.65     49,714   2.37     (0.66)    197

                                                           CLASS C+
10/31/02 $15.16  $(0.14)   $(1.14)  $(1.28)   $--    $  --  $(1.12) $(1.12) $12.76 (9.79)% $ 50,881   2.40%    (1.09)%   123%
10/31/03  12.76   (0.12)     4.98     4.86     --     0.00   (0.63)  (0.63)  16.99 39.59     76,993   2.37     (0.84)    101
10/31/04  16.99   (0.15)     3.51     3.36     --       --      --      --   20.35 19.78    114,772   2.37     (0.83)     75
10/31/05  20.35   (0.21)     1.80     1.59     --       --   (2.28)  (2.28)  19.66  7.80    118,729   2.37     (1.08)    116
10/31/06  19.66   (0.11)     2.47     2.36     --       --   (3.71)  (3.71)  18.31 13.68     97,913   2.36     (0.66)    197
-----------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                             10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                             --------   --------   --------   --------   --------
Focused Small-Cap Value A      0.08%      0.09%      0.00%     (0.02)%       --%
Focused Small-Cap Value B      0.07       0.09       0.03      (0.02)      0.00
Focused Small-Cap Value C+     0.09       0.07       0.01      (0.04)     (0.02)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                             10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                             --------   --------   --------   --------   --------
Focused Small-Cap Value A      0.08%      0.03%      0.04%      0.05%       0.04%
Focused Small-Cap Value B      0.08       0.03       0.04       0.05        0.03
Focused Small-Cap Value C+     0.08       0.03       0.04       0.05        0.03

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                                                                                              RATIO OF
                           NET GAIN                                                                              NET
                            (LOSS)                                                                    RATIO  INVESTMENT
           NET                ON             DIVI-  DISTRI- DISTRI-                                    OF      INCOME
          ASSET            INVEST-   TOTAL   DENDS  BUTIONS BUTIONS                                 EXPENSES   (LOSS)
          VALUE    NET      MENTS     FROM    FROM    FROM    FROM            NET                      TO        TO
         BEGIN-  INVEST-    (BOTH   INVEST-   NET     NET     NET            ASSET            NET    AVERAGE   AVERAGE  PORT-
          NING     MENT    REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL   VALUE  TOTAL   ASSETS     NET       NET    FOLIO
 PERIOD    OF     INCOME   AND UN-   OPERA-   MENT     OF     IZED  DISTRI- END OF RETURN   END OF   ASSETS    ASSETS   TURN-
  ENDED  PERIOD (LOSS)(1) REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD   (2)    PERIOD   (3)(4)    (3)(4)    OVER
-------- ------ --------- --------- ------- ------- ------- ------- ------- ------ ------  -------- -------- ---------- -----
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                           CLASS A
10/31/02 $12.85  $(0.07)   $(0.74)  $(0.81) $   --    $--     $--   $   --  $12.04 (6.30)% $ 59,186   1.57%    (0.61)%   170%
10/31/03  12.04   (0.08)     2.97     2.89      --     --      --       --   14.93 24.00    119,353   1.72     (0.58)    103
10/31/04  14.93   (0.04)     0.25     0.21      --     --      --       --   15.14  1.41    159,097   1.72     (0.34)     62
10/31/05  15.14    0.06      1.39     1.45      --     --      --       --   16.59  9.58    163,765   1.72      0.35     155
10/31/06  16.59    0.04      2.89     2.93   (0.11)    --      --    (0.11)  19.41 17.69    185,913   1.72      0.24     141

                                                           CLASS B
10/31/02 $12.50  $(0.16)   $(0.70)  $(0.86) $   --    $--     $--   $   --  $11.64 (6.88)% $ 65,825   2.21%    (1.27)%   170%
10/31/03  11.64   (0.16)     2.85     2.69      --     --      --       --   14.33 23.11     88,038   2.37     (1.24)    103
10/31/04  14.33   (0.14)     0.26     0.12      --     --      --       --   14.45  0.84     85,871   2.37     (1.01)     62
10/31/05  14.45   (0.05)     1.32     1.27      --     --      --       --   15.72  8.79     70,609   2.37     (0.32)    155
10/31/06  15.72   (0.06)     2.72     2.66      --     --      --       --   18.38 16.92     63,470   2.37     (0.38)    141

                                                           CLASS C+
10/31/02 $12.49  $(0.15)   $(0.71)  $(0.86) $   --    $--     $--   $   --  $11.63 (6.89)% $ 85,094   2.23%    (1.27)%   170%
10/31/03  11.63   (0.15)     2.84     2.69      --     --      --       --   14.32 23.13    137,348   2.37     (1.24)    103
10/31/04  14.32   (0.14)     0.25     0.11      --     --      --       --   14.43  0.77    136,360   2.37     (1.01)     62
10/31/05  14.43   (0.05)     1.33     1.28      --     --      --       --   15.71  8.87    107,862   2.37     (0.32)    155
10/31/06  15.71   (0.06)     2.71     2.65      --     --      --       --   18.36 16.87    103,407   2.37     (0.39)    141
-----------------------------------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                               10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                               --------   --------   --------   --------   --------
Focused Growth and Income A      0.23%      0.04%      0.04%     (0.02)%    (0.03)%
Focused Growth and Income B      0.22       0.04       0.05       0.01       0.01
Focused Growth and Income C+     0.20       0.03       0.03      (0.02)     (0.02)

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                               10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                               --------   --------   --------   --------   --------
Focused Growth and Income A      0.04%      0.03%      0.04%      0.02%      0.01%
Focused Growth and Income B      0.05       0.04       0.05       0.02       0.01
Focused Growth and Income C+     0.04       0.03       0.05       0.02       0.01

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                       NET
                                       GAIN
                                      (LOSS)
                       NET              ON             DIVI-  DISTRI- DISTRI-
                      ASSET   NET    INVEST-   TOTAL   DENDS  BUTIONS BUTIONS
                      VALUE INVEST-   MENTS     FROM    FROM    FROM    FROM
                     BEGIN-   MENT    (BOTH   INVEST-   NET     NET     NET
                      NING   INCOME  REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL
       PERIOD          OF    (LOSS)  AND UN-   OPERA-   MENT     OF     IZED  DISTRI-
        ENDED        PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS
       ------        ------ ------- --------- ------- ------- ------- ------- -------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                       CLASS A
11/01/01-10/31/02(7) $12.50 $(0.02)  $(0.47)  $(0.49) $   --    $--   $   --  $   --
10/31/03              12.01   0.01     2.80     2.81      --     --       --      --
10/31/04              14.82  (0.02)    1.84     1.82      --     --    (0.08)  (0.08)
10/31/05              16.56   0.21     2.54     2.75   (0.04)    --    (0.70)  (0.74)
10/31/06              18.57   0.13     4.29     4.42   (0.21)    --    (1.21)  (1.42)

                                       CLASS B
11/01/01-10/31/02(7) $12.50 $(0.10)  $(0.46)  $(0.56) $   --    $--   $   --  $   --
10/31/03              11.94  (0.05)    2.75     2.70      --     --       --      --
10/31/04              14.64  (0.13)    1.82     1.69      --     --    (0.08)  (0.08)
10/31/05              16.25   0.09     2.50     2.59      --     --    (0.70)  (0.70)
10/31/06              18.14   0.00     4.19     4.19   (0.10)    --    (1.21)  (1.31)

                                       CLASS C+
11/01/01-10/31/02(7) $12.50 $(0.11)  $(0.46)  $(0.57) $   --    $--   $   --  $   --
10/31/03              11.93  (0.05)    2.75     2.70      --     --       --      --
10/31/04              14.63  (0.13)    1.81     1.68      --     --    (0.08)  (0.08)
10/31/05              16.23   0.09     2.49     2.58      --     --    (0.70)  (0.70)
10/31/06              18.11   0.01     4.18     4.19   (0.10)    --    (1.21)  (1.31)




                                                          RATIO        RATIO
                                                           OF         OF NET
                              NET                       EXPENSES    INVESTMENT
                             ASSET              NET        TO         INCOME     PORT-
                     REDEM-  VALUE            ASSETS     AVERAGE     (LOSS) TO   FOLIO
       PERIOD        PTIONS END OF   TOTAL    END OF       NET      AVERAGE NET  TURN-
        ENDED         FEES  PERIOD RETURN(2)  PERIOD  ASSETS(4)(6) ASSETS(4)(6)   OVER
       ------        ------ ------ --------- -------- ------------ ------------  -----
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                       CLASS A
11/01/01-10/31/02(7)  $  -- $12.01  (3.92)%  $ 17,225  1.95%(3)(5) (0.13)%(3)(5)  117%
10/31/03                 --  14.82  23.40      63,803  1.95         0.10          103
10/31/04               0.00  16.56  12.31     165,924  1.95        (0.12)         166
10/31/05               0.00  18.57  17.04     205,848  1.95         1.14          121
10/31/06               0.00  21.57  25.66     281,354  1.95         0.67           81

                                       CLASS B
11/01/01-10/31/02(7)  $  -- $11.94  (4.48)%  $  5,097  2.60%(3)(5) (0.79)%(3)(5)  117%
10/31/03                 --  14.64  22.61       7,682  2.60        (0.41)         103
10/31/04               0.00  16.25  11.57      10,735  2.60        (0.85)         166
10/31/05               0.00  18.14  16.32      13,411  2.60         0.50          121
10/31/06               0.00  21.02  24.78      18,983  2.60         0.01           81

                                       CLASS C+
11/01/01-10/31/02(7)  $  -- $11.93  (4.56)%  $ 10,350  2.60%(3)(5) (0.91)%(3)(5)  117%
10/31/03                 --  14.63  22.63      17,141  2.60        (0.40)         103
10/31/04               0.00  16.23  11.51      29,188  2.60        (0.83)         166
10/31/05               0.00  18.11  16.28      35,065  2.60         0.51          121
10/31/06               0.00  20.99  24.83      42,499  2.60         0.04           81

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                  10/31/02(3)   10/31/03   10/31/04   10/31/05   10/31/06
                                  -----------   --------   --------   --------   --------
Focused International Equity A       0.62%        0.50%      0.21%      0.06%     0.02%
Focused International Equity B       1.19         0.69       0.36       0.17      0.12
Focused International Equity C+      0.83         0.57       0.26       0.11      0.06

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%).

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                  10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                                  --------   --------   --------   --------   --------
Focused International Equity A      0.01%      0.01%      0.02%      0.04%      0.01%
Focused International Equity B      0.01       0.01       0.02       0.04       0.01
Focused International Equity C+     0.01       0.01       0.02       0.04       0.01

(7)  Commencement of operations

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                                       NET
                                       GAIN
                                      (LOSS)
                       NET              ON             DIVI-   DISTRI DISTRI-
                      ASSET   NET    INVEST-   TOTAL   DENDS   BUTION BUTIONS
                      VALUE INVEST-   MENTS     FROM    FROM    FROM    FROM
                     BEGIN-   MENT    (BOTH   INVEST-   NET     NET     NET
                      NING   INCOME  REALIZED   MENT  INVEST-  RETURN  REAL-   TOTAL
       PERIOD          OF    (LOSS)  AND UN-   OPERA-   MENT     OF     IZED  DISTRI-
        ENDED        PERIOD   (1)   REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS
       ------        ------ ------- --------- ------- ------- ------- ------- -------
FOCUSED TECHNOLOGY PORTFOLIO
                                       CLASS A
10/31/02              $3.95 $(0.07)  $(1.09)  $(1.16)   $--     $--     $--     $--
10/31/03               2.79  (0.07)    2.19     2.12     --      --      --      --
10/31/04               4.91  (0.09)    0.54     0.45     --      --      --      --
10/31/05               5.36  (0.08)    0.93     0.85     --      --      --      --
10/31/06               6.21  (0.10)    0.14     0.04     --      --      --      --

                                       CLASS B
10/31/02              $3.93 $(0.09)  $(1.09)  $(1.18)   $--     $--     $--     $--
10/31/03               2.75  (0.09)    2.15     2.06     --      --      --      --
10/31/04               4.81  (0.12)    0.53     0.41     --      --      --      --
10/31/05               5.22  (0.12)    0.91     0.79     --      --      --      --
10/31/06               6.01  (0.14)    0.14    (0.00)    --      --      --      --

                                       CLASS C+
10/31/02              $3.92 $(0.09)  $(1.08)  $(1.17)   $--     $--     $--     $--
10/31/03               2.75  (0.09)    2.15     2.06     --      --      --      --
10/31/04               4.81  (0.12)    0.53     0.41     --      --      --      --
10/31/05               5.22  (0.12)    0.92     0.80     --      --      --      --
10/31/06               6.02  (0.14)    0.13    (0.01)    --      --      --      --




                                                RATIO      RATIO
                                                  OF       OF NET
                       NET                     EXPENSES  INVESTMENT
                      ASSET             NET       TO       INCOME   PORT-
                      VALUE            ASSETS  AVERAGE   (LOSS) TO  FOLIO
       PERIOD        END OF   TOTAL    END OF    NET    AVERAGE NET TURN-
        ENDED        PERIOD RETURN(2)  PERIOD ASSETS(3)  ASSETS(3)   OVER
       ------        ------ --------- ------- --------- ----------- -----
FOCUSED TECHNOLOGY PORTFOLIO
                                       CLASS A
10/31/02              $2.79  (29.37)% $18,034  1.97%     (1.77)%     262%
10/31/03               4.91   75.99    34,846  1.97(4)   (1.83)(4)   157
10/31/04               5.36    9.16    37,852  1.97(4)   (1.86)(4)   159
10/31/05               6.21   15.86    47,847  1.97(4)   (1.49)(4)    97
10/31/06               6.25    0.64    38,400  1.97(4)   (1.69)(4)    96

                                       CLASS B
10/31/02              $2.75  (30.03)% $13,368  2.62%     (2.42)%     262%
10/31/03               4.81   74.91    22,851  2.62(4)   (2.48)(4)   157
10/31/04               5.22    8.52    25,969  2.62(4)   (2.50)(4)   159
10/31/05               6.01   15.13    25,217  2.62(4)   (2.13)(4)    97
10/31/06               6.01    0.00    21,267  2.62(4)   (2.34)(4)    96

                                       CLASS C+
10/31/02              $2.75  (29.85)% $17,137  2.62%     (2.42)%     262%
10/31/03               4.81   74.91    28,490  2.62(4)   (2.48)(4)   157
10/31/04               5.22    8.52    28,495  2.62(4)   (2.51)(4)   159
10/31/05               6.02   15.33    28,394  2.62(4)   (2.13)(4)    97
10/31/06               6.01   (0.17)   24,068  2.62(4)   (2.34)(4)    96

(1)  Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

                        10/31/02   10/31/03   10/31/04   10/31/05   10/31/06
                        --------   --------   --------   --------   --------
Focused Technology A      0.39%      0.48%      0.38%      0.20%      0.15%
Focused Technology B      0.43       0.52       0.43       0.25       0.22
Focused Technology C+     0.40       0.47       0.39       0.21       0.17

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                        10/31/03   10/31/04   10/31/05   10/31/06
                        --------   --------   --------   --------
Focused Technology A      0.08%      0.07%      0.02%      0.02%
Focused Technology B      0.08       0.07       0.02       0.03
Focused Technology C+     0.08       0.07       0.01       0.03

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

                               NET
                               GAIN
                              (LOSS)
                                ON                                                                                    RATIO
             NET             INVEST-           DIVI-  DISTRI- DISTRI-                                     RATIO      OF NET
            ASSET             MENTS    TOTAL   DENDS  BUTIONS BUTIONS                                       OF     INVESTMENT
            VALUE    NET      (BOTH     FROM    FROM    FROM    FROM            NET                      EXPENSES    INCOME
           BEGIN-  INVEST-   REALIZED INVEST-   NET     NET     NET            ASSET              NET       TO      (LOSS) TO  PORT-
            NING     MENT      AND      MENT  INVEST-  RETURN   REA-   TOTAL   VALUE            ASSETS   AVERAGE     AVERAGE   FOLIO
 PERIOD      OF     INCOME     UN-    OPERA-    MENT     OF    LIZED  DISTRI- END OF   TOTAL    END OF     NET         NET     TURN-
  ENDED    PERIOD (LOSS)(1) REALIZED)  TIONS   INCOME CAPITAL  GAINS  BUTIONS PERIOD RETURN(2)  PERIOD  ASSETS(3)   ASSETS(3)   OVER
--------   ------ --------- --------- ------- ------- ------- ------- ------- ------ --------- -------- ---------  ----------  -----
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                                               CLASS A
9/30/02    $10.41   $0.22    $(0.72)  $(0.50) $(0.20)   $--     $--   $(0.20) $ 9.71  (5.07)%   $ 9,372 0.95%      1.96%         37%
9/30/03      9.71    0.24      1.17     1.41   (0.37)    --      --    (0.37)  10.75  14.69      45,639 0.95       2.41          20
10/01/03
-10/31/03*  10.75    0.04      0.52     0.56      --     --      --       --   11.31   5.21      50,263 0.95(4)(5) 2.24(4)(5)     0
10/31/04    11.31    0.23      0.98     1.21   (0.23)    --      --    (0.23)  12.29  10.71      68,541 0.95       1.86          43
10/31/05    12.29    0.25      0.06     0.31   (0.25)    --      --    (0.25)  12.35   2.49      58,264 0.95       2.00          30
10/31/06    12.35    0.15      1.97     2.12   (0.17)    --      --    (0.17)  14.30  17.22      61,360 0.95(4)(6) 1.11(4)(6)   614

                                                               CLASS B
9/30/02    $10.35   $0.15    $(0.74)  $(0.59) $(0.13)   $--     $--   $(0.13) $ 9.63  (5.86)%   $20,670 1.60%      1.31%         37%
9/30/03      9.63    0.18      1.17     1.35   (0.26)    --      --    (0.26)  10.72  14.07      47,369 1.60       1.79          20
10/01/03
-10/31/03*  10.72    0.03      0.52     0.55      --     --      --       --   11.27   5.13      53,628 1.60(4)(5) 1.59(4)(5)     0
10/31/04    11.27    0.15      0.98     1.13   (0.15)    --      --    (0.15)  12.25  10.01      59,128 1.60       1.21          43
10/31/05    12.25    0.17      0.06     0.23   (0.17)    --      --    (0.17)  12.31   1.82      47,733 1.60       1.34          30
10/31/06    12.31    0.06      1.96     2.02   (0.07)    --      --    (0.07)  14.26  16.42      42,569 1.60(4)(6) 0.44(4)(6)   614

                                                              CLASS C+
9/30/02    $10.35   $0.15    $(0.74)  $(0.59) $(0.13)   $--     $--   $(0.13) $ 9.63  (5.86)%   $19,568 1.60%      1.30%         37%
9/30/03      9.63    0.18      1.16     1.34   (0.26)    --      --    (0.26)  10.71  13.96      69,059 1.60       1.77          20
10/01/03
-10/31/03*  10.71    0.03      0.53     0.56      --     --      --       --   11.27   5.23      79,071 1.60(4)(5) 1.59(4)(5)     0
10/31/04    11.27    0.15      0.98     1.13   (0.15)    --      --    (0.15)  12.25  10.01     101,720 1.60       1.21          43
10/31/05    12.25    0.17      0.06     0.23   (0.17)    --      --    (0.17)  12.31   1.82      88,859 1.60       1.35          30
10/31/06    12.31    0.06      1.96     2.02   (0.07)    --      --    (0.07)  14.26  16.42      87,655 1.60(4)(6) 0.44(4)(6)   614
------------------------------------------------------------------------------------------------------------------------------------

*    The Portfolio changed its fiscal year end from September 30 to October 31.

(1)  Calculated based upon average shares outstanding

(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

                               9/30/02   9/30/03   10/31/03(4)(5)   10/31/04   10/31/05   10/31/06
                               -------   -------   --------------   --------   --------   --------
Focused Dividend Strategy A     0.29%     0.16%         0.14%         0.13%      0.11%      0.12%
Focused Dividend Strategy B     0.24      0.16          0.13          0.15       0.10       0.13
Focused Dividend Strategy C+    0.23      0.14          0.11          0.13       0.09       0.11

(4)  The ratio reflects an expense ratio which is net of custody credits of
     (0.01)%

(5)  Annualized

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                              10/31/06
                              --------
Focused Dividend Strategy A     0.01%
Focused Dividend Strategy B     0.01
Focused Dividend Strategy C     0.01

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

Focused Equity Strategy Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Investment Companies         84.9%
International Equity Investment Companies    15.3
                                            -----
                                            100.2%
                                            =====

*    Calculated as a percentage of Net Assets

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                            VALUE
         SECURITY DESCRIPTION                SHARES        (NOTE 2)
---------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.2%
DOMESTIC EQUITY INVESTMENT
COMPANIES--84.9%
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                  11,331,923   $202,614,781
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                   11,645,852    214,283,668
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Growth
      Portfolio, Class A                    3,304,748     47,456,186
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Value
      Portfolio, Class A                    3,346,383     49,191,823
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Growth
      Portfolio, Class A                      970,919     18,185,322
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Value
      Portfolio, Class A                    1,030,965     20,444,037
                                                        ------------
TOTAL DOMESTIC EQUITY INVESTMENT
   COMPANIES
   (cost $494,945,268)                                   552,175,817
                                                        ------------
INTERNATIONAL EQUITY INVESTMENT
COMPANIES--15.3%
   SunAmerica Focused Series, Inc.
      Focused International
      Equity Portfolio, Class A
      (cost $82,006,120)                    4,622,984     99,717,767
                                                        ------------
TOTAL LONG-TERM INVESTMENT
   COMPANIES (cost $576,951,388)(1)             100.2%   651,893,584
Liabilities in excess of other assets            (0.2)    (1,703,600)
                                           ----------   ------------
NET ASSETS                                      100.0%  $650,189,984
                                           ==========   ============

----------
+    Non-income producing securities

#    See Note 5

@ The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Investment Companies         70.7%
Fixed Income Investment Companies            18.8
International Equity Investment Companies    10.5
                                            -----
                                            100.0%
                                            =====

*    Calculated as a percentage of Net Assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                           VALUE
         SECURITY DESCRIPTION                 SHARES      (NOTE 2)
--------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY INVESTMENT
   COMPANIES--70.7%
   SunAmerica Focused Series, Inc.
      Focused Growth and Income
      Portfolio, Class A                    4,358,053   $ 84,589,801
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                   4,693,265     83,915,573
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                    4,688,832     86,274,516
   SunAmerica Focused Series, Inc.
      Focused Multi-Cap Growth
      Portfolio, Class A+                   3,668,449     88,666,401
   SunAmerica Focused Series, Inc.
      Focused Multi-Cap Value
      Portfolio, Class A                    3,647,862     86,819,111
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Growth
      Portfolio, Class A                    4,552,162     85,261,990
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Value
      Portfolio, Class A                    4,393,858     87,130,212
                                                        ------------
TOTAL DOMESTIC EQUITY INVESTMENT
   COMPANIES
   (cost $503,737,655)                                   602,657,604
                                                        ------------
FIXED INCOME INVESTMENT
   COMPANIES--18.8%
   SunAmerica Income Funds
      SunAmerica GNMA
      Fund, Class A                         7,206,852     79,923,985
   SunAmerica Income Funds
      SunAmerica Strategic Bond
      Fund, Class A                        22,455,268     80,614,412
                                                        ------------
   TOTAL FIXED INCOME INVESTMENT
      COMPANIES
      (cost $160,278,317)                                160,538,397
                                                        ------------
INTERNATIONAL EQUITY INVESTMENT
   COMPANIES--10.5%
   SunAmerica Focused Series, Inc.
      Focused International Equity
      Portfolio, Class A
      (cost $68,494,323)                    4,146,643     89,443,079
                                                        ------------
   TOTAL LONG-TERM INVESTMENT
      COMPANIES
      (cost $732,510,295)(1)                    100.0%   852,639,080
   Liabilities in excess of other assets         (0.0)      (295,369)
                                            ---------   ------------
   NET ASSETS--                                 100.0%  $852,343,711
                                            =========   ============

----------
+    Non-income producing securities

#    See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Domestic Equity Investment Companies         56.4%
Fixed Income Investment Companies            33.6
International Equity Investment Companies    10.2
                                            -----
                                            100.2%
                                            =====

*    Calculated as a percentage of Net Assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                            VALUE
         SECURITY DESCRIPTION                SHARES        (NOTE 2)
---------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.2%
DOMESTIC EQUITY INVESTMENT
COMPANIES--56.4%
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                   5,406,075   $ 96,660,620
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                    5,524,072    101,642,934
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Growth
      Portfolio, Class A                    1,593,443     22,881,841
   SunAmerica Focused Series, Inc.
      Focused Mid-Cap Value
      Portfolio, Class A                    1,583,440     23,276,573
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Growth
      Portfolio, Class A                      469,761      8,798,627
   SunAmerica Focused Series, Inc.
      Focused Small-Cap Value
      Portfolio, Class A                      475,661      9,432,359
                                                        ------------
TOTAL DOMESTIC EQUITY INVESTMENT
   COMPANIES
   (cost $232,277,081)                                   262,692,954
                                                        ------------
FIXED INCOME INVESTMENT COMPANIES--33.6%
   SunAmerica Income Funds
      SunAmerica GNMA Fund, Class A         6,989,006     77,508,071
   SunAmerica Income Funds
      SunAmerica Strategic Bond
      Fund, Class A                        21,903,350     78,633,025
                                                        ------------
TOTAL FIXED INCOME INVESTMENT COMPANIES
   (cost $155,980,742)                                   156,141,096
                                                        ------------
INTERNATIONAL EQUITY INVESTMENT
   COMPANIES--10.2%
   SunAmerica Focused Series, Inc.
      Focused International Equity
      Portfolio, Class A
      (cost $39,059,100)                    2,206,149     47,586,636
                                                        ------------
TOTAL LONG-TERM INVESTMENT COMPANIES
   (cost $427,316,923)(1)                       100.2%   466,420,686
Liabilities in excess of other assets            (0.2)    (1,103,122)
                                           ----------   ------------
NET ASSETS                                      100.0%  $465,317,564
                                           ==========   ============

----------
+    Non-income producing securities

#    See Note 5

@ The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes To Financial Statements

Focused Fixed Income and Equity Strategy Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Fixed Income Investment Companies            65.7%
Domestic Equity Investment Companies         30.5
International Equity Investment Companies     4.1
                                            -----
                                            100.3%
                                            =====

*    Calculated as a percentage of Net Assets

Focused Fixed Income and Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                                 VALUE
              SECURITY DESCRIPTION                  SHARES      (NOTE 2)
-------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.3%
DOMESTIC EQUITY INVESTMENT COMPANIES--30.5%
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Growth
      Portfolio, Class A+                           590,274   $10,554,093
   SunAmerica Focused Series, Inc.
      Focused Large-Cap Value
      Portfolio, Class A                            501,331     9,224,488
                                                              -----------
TOTAL DOMESTIC EQUITY INVESTMENT COMPANIES
   (cost $17,779,042)                                          19,778,581
                                                              -----------
FIXED INCOME INVESTMENT COMPANIES--65.7%
   SunAmerica Income Funds
      SunAmerica GNMA Fund, Class A                 465,363     5,160,876
   SunAmerica Income Funds
      SunAmerica High Yield Bond
      Fund, Class A                               1,104,688     5,236,222
   SunAmerica Income Funds
      SunAmerica Strategic Bond
      Fund, Class A                               4,499,866    16,154,518
   SunAmerica Income Funds
      SunAmerica U.S. Government
      Securities Fund, Class A                    1,721,670    15,959,883
                                                              -----------
TOTAL FIXED INCOME INVESTMENT COMPANIES
   (cost $41,995,341)                                          42,511,499
                                                              -----------
INTERNATIONAL EQUITY INVESTMENT COMPANIES--4.1%
   SunAmerica Focused Series, Inc.
      Focused International Equity
      Portfolio, Class A
      (cost $2,108,228)                             122,790     2,648,571
                                                              -----------
TOTAL LONG-TERM INVESTMENT COMPANIES
   (cost $61,882,611)(1)                              100.3%   64,938,651
Liabilities in excess of other assets                  (0.3)     (185,195)
                                                  ---------   -----------
NET ASSETS--                                          100.0%  $64,753,456
                                                  =========   ===========

----------
+    Non-income producing securities

#    See Note 5

@ The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

Focused Fixed Income Strategy Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Fixed Income Investment Companies       89.7%
Domestic Equity Investment Companies    10.6
                                       -----
                                       100.3%
                                       =====

*    Calculated as a percentage of Net Assets

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                          VALUE
          SECURITY DESCRIPTION               SHARES      (NOTE 2)
------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.3%
DOMESTIC EQUITY INVESTMENT
   COMPANIES--10.6%
   SunAmerica Focused Series, Inc.
      Focused Growth and Income
      Portfolio, Class A
      (cost $ 2,031,279)                     127,455   $ 2,473,905
                                                       -----------
FIXED INCOME INVESTMENT COMPANIES--89.7%
   SunAmerica Income Funds
      SunAmerica GNMA Fund, Class A          424,343     4,705,970
   SunAmerica Income Funds
      SunAmerica High Yield Bond
      Fund, Class A                          505,918     2,398,051
   SunAmerica Income Funds
      SunAmerica Strategic Bond
      Fund, Class A                        1,931,559     6,934,298
   SunAmerica Income Funds
      SunAmerica U.S. Government
      Securities Fund, Class A               746,857     6,923,364
                                                       -----------
TOTAL FIXED INCOME INVESTMENT COMPANIES
   (cost $20,744,740)                                   20,961,683
                                                       -----------
TOTAL LONG-TERM INVESTMENT COMPANIES
   (cost $22,776,019)(1)                       100.3%   23,435,588
Liabilities in excess of other assets           (0.3)      (76,988)
                                           ---------   -----------
NET ASSETS                                     100.0%  $23,358,600
                                           =========   ===========

----------
#    See Note 5

@ The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Medical-HMO                             6.5%
Medical-Biomedical/Gene                 6.0
Aerospace/Defense                       5.9
Casino Hotels                           5.9
Cable TV                                5.7
Transport-Services                      5.7
Electronic Measurement Instruments      4.8
Finance-Investment Banker/Broker        4.6
Building-Residential/Commerical         4.5
Transport-Rail                          4.3
Cellular Telecom                        4.1
Finance-Other Services                  3.6
Electronic Components-Semiconductors    3.3
Networking Products                     3.2
Electronics-Military                    2.9
Computers                               2.8
Metal-Copper                            2.8
Radio                                   2.8
Oil Field Machinery & Equipment         2.7
Pharmacy Services                       2.7
Retail-Regional Deptment Stores         2.7
Diversified Manufactured Operations     2.5
Agricultural Operations                 2.4
Oil-Field Services                      2.2
Tobacco                                 1.9
Applications Software                   1.3
U.S. Government Agencies                1.3
Repurchase Agreement                    0.1
                                       ----
                                       99.2%
                                       ====

*    Calculated as a percentage of Net Assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                                VALUE
             SECURITY DESCRIPTION                  SHARES      (NOTE 2)
------------------------------------------------------------------------
COMMON STOCK--97.8%
AEROSPACE/DEFENSE--5.9%
   General Dynamics Corp.                          654,644   $46,545,188
   Lockheed Martin Corp.                           338,460    29,422,328
                                                             -----------
                                                              75,967,516
                                                             -----------
AGRICULTURAL OPERATIONS--2.4%
   Archer-Daniels-Midland Co.+                     804,100    30,957,850
                                                             -----------
APPLICATIONS SOFTWARE--1.3%
   Intuit, Inc.+                                   466,500    16,467,450
                                                             -----------
BUILDING-RESIDENTIAL/COMMERICAL--4.5%
   Lennar Corp., Class A                         1,228,788    58,342,854
                                                             -----------
CABLE TV--5.7%
   Comcast Corp., Class A+                       1,819,168    73,985,563
                                                             -----------
CASINO HOTEL--5.9%
   Las Vegas Sands Corp.                         1,001,334    76,301,651
                                                             -----------
CELLULAR TELECOM--4.1%
   America Movil SA de CV, Series L ADR          1,227,850    52,637,929
                                                             -----------
COMPUTERS--2.8%
   Apple Computer, Inc.+                           444,800    36,064,384
                                                             -----------
DIVERSIFIED MANUFACTURED OPERATIONS--2.5%
   Textron, Inc.                                   349,100    31,743,663
                                                             -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS--3.3%
   NVIDIA Corp.+                                 1,203,700    41,973,019
                                                             -----------
ELECTRONIC MEASUREMENT INSTRUMENTS--4.8%
   Garmin, Ltd.                                  1,170,800    62,532,428
                                                             -----------
ELECTRONICS-MILITARY--2.9%
   L-3 Communications Holdings, Inc.               459,300    36,982,836
                                                             -----------
FINANCE-INVESTMENT BANKER/BROKER--4.6%
   Goldman Sachs Group, Inc.                       147,500    27,994,025
   UBS AG                                          514,674    30,798,092
                                                             -----------
                                                              58,792,117
                                                             -----------
FINANCE-OTHER SERVICES--3.6%
   Chicago Merchantile Exchange Holdings, Inc.      92,300    46,242,300
                                                             -----------
MEDICAL-BIOMEDICAL/GENE--6.0%
   Genentech, Inc+                                 931,619    77,603,863
                                                             -----------
MEDICAL-HMO--6.5%
   UnitedHealth Group, Inc.                      1,720,992    83,949,990
                                                             -----------
METAL-COPPER--2.8%
   Phelps Dodge Corp.                              355,300    35,665,014
                                                             -----------
NETWORKING PRODUCTS--3.2%
   Cisco Systems, Inc.+                          1,712,736    41,328,320
                                                             -----------

                                                   SHARES/
                                                  PRINCIPAL        VALUE
              SECURITY DESCRIPTION                 AMOUNT        (NOTE 2)
----------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT--2.7%
   National-Oilwell Varco, Inc.+                    578,000   $   34,911,200
                                                              --------------
OIL-FIELD SERVICES--2.2%
   Schlumberger, Ltd.                               450,800       28,436,464
                                                              --------------
PHARMACY SERVICES--2.7%
   Medco Health Solutions, Inc.+                    652,700       34,919,450
                                                              --------------
RADIO--2.8%
   XM Satellite Radio Holdings, Inc., Class A+    3,046,700       35,524,522
                                                              --------------
RETAIL-REGIONAL DEPTMENT STORES--2.7%
   Federated Department Stores, Inc.                798,500       35,062,135
                                                              --------------
TOBACCO--1.9%
   Reynolds American, Inc.                          384,400       24,278,704
                                                              --------------
TRANSPORT-RAIL--4.3%
   Burlington Northern Santa Fe Corp.               714,992       55,433,330
                                                              --------------
TRANSPORT-SERVICES--5.7%
   Expeditors International of Washington, Inc.     559,000       26,502,190
   FedEx Corp.                                      408,641       46,805,740
                                                              --------------
                                                                  73,307,930
                                                              --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $1,049,062,688)                                       1,259,412,482
                                                              --------------
SHORT-TERM INVESTMENT SECURITIES
U.S  GOVERNMENT AGENCIES--1.3%

   Federal Farm Credit Disc. Notes
      5.04% due 11/10/06                         $2,150,000        2,147,291
   Federal Home Loan Bank Disc. Notes
      4.95% due 11/06/06                          8,900,000        8,893,844
   Federal Home Loan Bank Disc. Notes
      5.01% due 11/03/06                          2,000,000        1,999,443
   Federal Home Loan Bank Disc. Notes
      5.04% due 11/07/06                          2,850,000        2,847,606
   Federal Home Loan Bank Disc. Notes
      5.09% due 11/24/06                          1,200,000        1,196,098
                                                              --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $17,084,282)                                             17,084,282
                                                              --------------

FOCUSED LARGE-CAP GROWTH PORTFOLIO

                                                  PRINCIPAL        VALUE
              SECURITY DESCRIPTION                 AMOUNT        (NOTE 2)
----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
   Agreement with State Street Bank & Trust
      Co., bearing interest 3.00%, dated
      10/31/06, to be repurchased 11/01/06 in
      the amount of $515,043 and collateralized
      by $535,000 of Federal National Mtg. Assoc.
      Notes, bearing interest at 5.75% due
      07/20/20 and having approximate aggregate
      value of $528,313 (cost $515,000)           $515,000    $      515,000
                                                  --------    --------------
TOTAL INVESTMENTS
   (cost $1,066,661,970)(1)                           99.2%    1,277,011,764
Other assets less liabilities                          0.8        10,453,269
                                                  --------    --------------
NET ASSETS                                           100.0%   $1,287,465,033
                                                  ========    ==============

----------
+    Non-income producing security

(1)  See Note 6 for cost of investment on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements

Focused Multi-Cap Growth Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Medical-Biomedical/Gene                    9.1%
Enterprise Software/Service                6.7
Web Portals/ISP                            5.7
Computers                                  5.3
Agricultural Operations                    5.2
Banks-Commercial                           4.1
Retail-Apparel/Shoe                        3.9
Retail-Restaurants                         3.9
Entertainment Software                     3.6
Medical Instruments                        3.6
Medical Products                           3.4
Diversified Manufactured Operations        3.3
Metal Processors & Fabrication             3.2
Computer Aided Design                      3.1
Electric Products-Misc.                    3.1
Electronic Forms                           3.1
Internet Infrastructure Software           3.1
Retail-Convenience Store                   3.1
Disposable Medical Products                2.9
Industrial Automated/Robotic               2.9
Medical-Drugs                              2.9
Semiconductor Equipment                    2.8
Repurchase Agreements                      2.7
Finance-Investment Banker/Broker           2.3
Telecom Services                           2.2
Oil Companies-Exploration & Production     2.0
Footwear & Related Apparel                 1.4
Oil-Field Services                         1.4
U.S. Government Agencies                   0.3
                                         -----
                                         100.3%
                                         =====

*    Calculated as a percentage of Net Assets

Focused Multi-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                              VALUE
            SECURITY DESCRIPTION                 SHARES      (NOTE 2)
----------------------------------------------------------------------
COMMON STOCK--97.3%
AGRICULTURAL OPERATIONS--5.2%
   Bunge, Ltd.                                   328,545   $21,063,020
                                                           -----------
BANKS-COMMERCIAL--4.1%
   Commerce Bancorp, Inc.                        480,955    16,794,949
                                                           -----------
COMPUTER AIDED DESIGN--3.1%
   Autodesk, Inc.+                               346,500    12,733,875
                                                           -----------
COMPUTERS--5.3%
   Apple Computer, Inc.+                         265,940    21,562,415
                                                           -----------
DISPOSABLE MEDICAL PRODUCTS--2.9%
   C.R. Bard, Inc.                               142,300    11,662,908
                                                           -----------
DIVERSIFIED MANUFACTURED OPERATIONS--3.3%
   ITT Industries, Inc.                          243,400    13,238,526
                                                           -----------
ELECTRIC PRODUCTS-MISC.--3.1%
   AMETEK, Inc.                                  274,000    12,790,320
                                                           -----------
ELECTRONIC FORMS--3.1%
   Adobe Systems, Inc.+                          324,400    12,408,300
                                                           -----------
ENTERPRISE SOFTWARE/SERVICE--6.7%
   Oracle Corp.+                                 528,400     9,759,548
   SAP AG ADR                                    348,945    17,321,630
                                                           -----------
                                                            27,081,178
                                                           -----------
ENTERTAINMENT SOFTWARE--3.6%
   Activision, Inc.+                             951,800    14,676,756
                                                           -----------
FINANCE-INVESTMENT BANKER/BROKER--2.3%
   UBS AG                                        156,160     9,344,614
                                                           -----------
FOOTWEAR & RELATED APPAREL--1.4%
   CROCS, Inc.+                                  147,800     5,855,836
                                                           -----------
INDUSTRIAL AUTOMATED/ROBOTIC--2.9%
   Rockwell Automation, Inc.                     189,400    11,742,800
                                                           -----------
INTERNET INFRASTRUCTURE SOFTWARE--3.1%
   Openwave Systems, Inc.+                     1,459,700    12,597,211
                                                           -----------
MEDICAL INSTRUMENTS--3.6%
   Intuitive Surgical, Inc.+                     149,375    14,815,013
                                                           -----------
MEDICAL PRODUCTS--3.4%
   Haemonetics Corp.+                            304,600    13,889,760
                                                           -----------
MEDICAL-BIOMEDICAL/GENE--9.1%
   Celgene Corp.+                                467,850    25,001,904
   Genzyme Corp.+                                178,600    12,057,286
                                                           -----------
                                                            37,059,190
                                                           -----------
MEDICAL-DRUGS--2.9%
   Schering-Plough Corp.                         536,200    11,871,468
                                                           -----------
METAL PROCESSORS & FABRICATION--3.2%
   Precision Castparts Corp.                     191,500    13,033,490
                                                           -----------
OIL COMPANIES-EXPLORATION & PRODUCTION--2.0%
   Forest Oil Corp.+                             249,600     8,146,944
                                                           -----------
OIL-FIELD SERVICES--1.4%
   Hornbeck Offshore Services, Inc.+             160,300     5,785,227
                                                           -----------
RETAIL-APPAREL/SHOE--3.9%
   The Children's Place Retail Stores, Inc.+     223,700    15,701,503
                                                           -----------

                                                 SHARES/
                                                PRINCIPAL       VALUE
            SECURITY DESCRIPTION                  AMOUNT      (NOTE 2)
------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE--3.1%
   The Pantry, Inc.+                              233,300   $ 12,733,514
                                                            ------------
RETAIL-RESTAURANTS--3.9%
   Chipotle Mexican Grill, Inc., Class A+         263,260     15,769,274
                                                            ------------
SEMICONDUCTOR EQUIPMENT--2.8%
   Tessera Technologies, Inc.+                    321,639     11,228,417
                                                            ------------
TELECOM SERVICES--2.2%
   Time Warner Telecom, Inc., Class A+            443,650      8,846,381
                                                            ------------
WEB PORTALS/ISP--5.7%
   Google, Inc., Class A+                          48,240     22,981,054
                                                            ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $330,622,509)                                       395,413,943
                                                            ------------
SHORT-TERM INVESTMENT SECURITIES--0.3%
U.S. GOVERNMENT AGENCIES--0.3%
   Federal Home Loan Bank
      Disc. Notes
      4.98% due 11/01/06
      (cost $1,100,000)                        $1,100,000      1,100,000
                                                            ------------
REPURCHASE AGREEMENTS--2.7%
State Street Bank& Trust Co.
   Joint Repurchase Agreement(2)                1,180,000      1,180,000
Agreement with State Street
   Bank & Trust Co., bearing
   interest at 3.00%, dated
   10/31/06, to be
   repurchased 11/01/06 in
   the amount of $9,674,806
   and collateralized by
   $7,660,000 of Federal
   National Mtg. Assoc. Notes,
   bearing interest at
   7.13%, due 01/15/30 and
   having an approximate
   value of $9,871,825                          9,674,000      9,674,000
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $10,854,000)                                         10,854,000
                                                            ------------
TOTAL INVESTMENTS
   (cost $342,576,509)(1)                           100.3%   407,367,943
Liabilities in excess of other assets                (0.3)    (1,037,182)
                                               ----------   ------------
NET ASSETS                                          100.0%  $406,330,761
                                               ==========   ============

----------
+    Non-income producing security

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreement

ADR--American Depository Receipt

See Notes to Financial Statements

Focused Mid-Cap Growth Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Real Estate Investment Trusts             8.6%
Invest Management/Advisor Services        7.8
Dialysis Centers                          6.5
Time Deposits                             6.3
Telecommunication Equipment               5.8
Distribution/Wholesale                    5.6
Engineering/R&D Services                  4.8
Telecom Services                          4.7
Retail-Automobile                         4.0
Computer Aided Design                     3.9
Wireless Equipment                        3.8
Industrial Gases                          3.6
Non-Hazardous Waste Disposal              3.4
Transport-Marine                          3.2
Medical-Drugs                             3.1
Respiratory Products                      3.1
Apparel Manufacturers                     3.0
Computer Software                         3.0
Commercial Services                       2.8
Building Products-Cement                  2.6
Steel-Producers                           2.6
Electronics-Military                      2.4
Auto/Truck Parts & Equipment-Original     2.2
X-Ray Equipment                           2.2
Auto-Heavy Duty Trucks                    1.3
                                        -----
                                        100.3%
                                        =====

*    Calculated as a percentage of Net Assets

Focused Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                                VALUE
             SECURITY DESCRIPTION                 SHARES       (NOTE 2)
------------------------------------------------------------------------
COMMON STOCK--94.0%
APPAREL MANUFACTURER--3.0%
   Carter's, Inc.+                                  83,005   $ 2,343,231
                                                             -----------
AUTO-HEAVY DUTY TRUCKS--1.3%
   Oshkosh Truck Corp.                              22,700     1,026,267
                                                             -----------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL--2.2%
   Autoliv, Inc.                                    30,800     1,751,596
                                                             -----------
BUILDING PRODUCTS-CEMENT--2.6%
   Martin Marietta Materials, Inc.                  23,300     2,050,400
                                                             -----------
COMMERCIAL SERVICES--2.8%
   Alliance Data Systems Corp.+                     35,781     2,172,622
                                                             -----------
COMPUTER AIDED DESIGN--3.9%
   Ansys, Inc.+                                     66,805     3,073,030
                                                             -----------
COMPUTER SOFTWARE--3.0%
   Blackbaud, Inc.                                  92,650     2,316,250
                                                             -----------
DIALYSIS CENTERS--6.5%
   DaVita, Inc.+                                    91,300     5,079,019
                                                             -----------
DISTRIBUTION/WHOLESALE--5.6%
   Pool Corp.                                      106,700     4,372,566
                                                             -----------
ELECTRONICS-MILITARY--2.4%
   L-3 Communications Holdings, Inc.                23,500     1,892,220
                                                             -----------
ENGINEERING/R&D SERVICES--4.8%
   McDermott International, Inc.+                   83,560     3,735,132
                                                             -----------
INDUSTRIAL GASES--3.6%
   Airgas, Inc.                                     74,000     2,797,940
                                                             -----------
INVEST MANAGEMENT/ADVISOR SERVICES--7.8%
   Affiliated Managers Group, Inc.+                 32,700     3,274,578
   Ameriprise Financial, Inc.                       55,530     2,859,795
                                                             -----------
                                                               6,134,373
                                                             -----------
MEDICAL-DRUGS--3.1%
   Allergan, Inc.                                   21,010     2,426,655
                                                             -----------
NON-HAZARDOUS WASTE DISPOSAL--3.4%
   Republic Services, Inc.                          65,400     2,682,054
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS--8.6%
   CapitalSource, Inc.                             130,500     3,620,070
   Global Signal Inc.                               57,850     3,141,255
                                                             -----------
                                                               6,761,325
                                                             -----------
RESPIRATORY PRODUCTS--3.1%
   Respironics, Inc.+                               69,025     2,437,963
                                                             -----------
RETAIL-AUTOMOBILE--4.0%
   United Auto Group, Inc.                         137,300     3,155,154
                                                             -----------
STEEL-PRODUCER--2.6%
   Carpenter Technology Corp.                       18,760     2,007,132
                                                             -----------
TELECOM SERVICES--4.7%
   Amdocs, Ltd.+                                    50,600     1,961,256
   NTL, Inc.                                        62,600     1,692,078
                                                             -----------
                                                               3,653,334
                                                             -----------

                                                  SHARES/
                                                 PRINCIPAL      VALUE
             SECURITY DESCRIPTION                 AMOUNT       (NOTE 2)
------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT--5.8%
   CommScope, Inc.+                                 63,050   $ 2,011,925
   Comverse Technology, Inc.+                      117,140     2,550,138
                                                             -----------
                                                               4,562,063
                                                             -----------
TRANSPORT-MARINE--3.2%
   American Commercial Lines, Inc.+                 38,550     2,472,983
                                                             -----------
WIRELESS EQUIPMENT--3.8%
   American Tower Corp., Class A+                   81,900     2,950,038
                                                             -----------
X-RAY EQUIPMENT--2.2%
   Hologic, Inc.+                                   35,950     1,730,993
                                                             -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $67,127,069)                                         73,584,340
                                                             -----------
SHORT-TERM INVESTMENT SECURITIES--6.3%
TIME DEPOSITS--6.3%
   Euro Time Deposit with State Street Bank &
      Trust Co.
      1.80% due 11/01/06                        $  407,000       407,000
   Euro Time Deposit with State Street Bank &
      Trust Co.
      2.80% due 11/01/06                         4,558,000     4,558,000
                                                             -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $4,965,000)                                           4,965,000
                                                             -----------
TOTAL INVESTMENTS
   (cost $72,092,069)(1)                             100.3%   78,549,340
Liabilities in excess of other assets                 (0.3)     (221,790)
                                                ----------   -----------
NET ASSETS                                           100.0%  $78,327,550
                                                ==========   ===========

----------
+    Non-income producing security

(1)  See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Repurchase Agreements                      7.3%
Medical-HMO                                6.2
Retail-Restaurants                         5.4
E-Marketing/Info                           4.6
Apparel Manufacturers                      3.3
Medical Information Systems                3.3
Casino Hotels                              3.2
Medical Instruments                        3.2
Oil-Field Services                         3.1
Oil Companies-Exploration & Production     2.9
Semiconductor Equipment                    2.9
Banks-Commercial                           2.7
Oil & Gas Drilling                         2.7
Medical-Biomedical/Gene                    2.5
Medical-Nursing Homes                      2.5
Finance-Investment Banker/Broker           2.1
Finance-Other Services                     2.1
Internet Content-Information/News          2.1
Medical-Drugs                              2.1
Insurance-Property/Casualty                2.0
Retail-Bedding                             2.0
Commercial Services-Finance                1.9
School                                     1.9
Consumer Products-Misc.                    1.8
Internet Connectivity Services             1.8
Machinery-Thermal Process                  1.7
Medical-Outpatient/Home Medical            1.7
Metal Processors & Fabrication             1.7
Transport-Services                         1.7
Electronic Components-Misc.                1.6
Retail-Automobile                          1.5
Commercial Services                        1.4
Vitamins & Nutrition Products              1.4
Batteries/Battery Systems                  1.3
Computer Graphics                          1.3
Medical Laser Systems                      1.3
Electronic Measurement Instruments         1.2
Soap & Cleaning Preparation                1.2
Insurance-Reinsurance                      1.1
Finance-Consumer Loans                     1.0
Internet Infrastructure Equipment          1.0
Advertising Sales                          0.8
Pharmacy Services                          0.8
Internet Telephone                         0.6
Building-Residential/Commerical            0.5
                                         -----
                                         100.4%
                                         =====

*    Calculated as a percentage of Net Assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                                 VALUE
            SECURITY DESCRIPTION                  SHARES       (NOTE 2)
-------------------------------------------------------------------------
COMMON STOCK--93.1%
ADVERTISING SALES--0.8%
   Focus Media Holding, Ltd. ADR+                   54,532   $  2,884,198
                                                             ------------
APPAREL MANUFACTURERS--3.3%
   Carter's, Inc.+                                 120,000      3,387,600
   Guess ?, Inc.+                                  142,400      8,109,680
                                                             ------------
                                                               11,497,280
                                                             ------------
BANKS-COMMERCIAL--2.7%
   PrivateBancorp, Inc.                             86,000      3,532,020
   Signature Bank+                                 191,800      5,817,294
                                                             ------------
                                                                9,349,314
                                                             ------------
BATTERIES/BATTERY SYSTEMS--1.3%
   Energy Conversion Devices, Inc.+                127,600      4,694,404
                                                             ------------
BUILDING-RESIDENTIAL/COMMERICAL--0.5%
   Brookfield Homes Corp.                           50,000      1,622,500
                                                             ------------
CASINO HOTEL--3.2%
   Wynn Resorts, Ltd.+                             150,000     11,031,000
                                                             ------------
COMMERCIAL SERVICES--1.4%
   ChoicePoint, Inc.+                              130,000      4,730,700
                                                             ------------
COMMERCIAL SERVICES-FINANCE--1.9%
   Euronet Worldwide, Inc.+                        221,600      6,585,952
                                                             ------------
COMPUTER GRAPHICS--1.3%
   Trident Microsystems, Inc.+                     219,600      4,642,344
                                                             ------------
CONSUMER PRODUCTS-MISC.--1.8%
   Jarden Corp.+                                   179,350      6,453,013
                                                             ------------
E-MARKETING/INFO--4.6%
   aQuantive, Inc.+                                260,429      7,078,460
   Digital River, Inc.+                            157,800      9,128,730
                                                             ------------
                                                               16,207,190
                                                             ------------
ELECTRONIC COMPONENTS-MISC.--1.6%
   Daktronics, Inc.                                240,000      5,690,400
                                                             ------------
ELECTRONIC MEASUREMENT INSTRUMENTS--1.2%
   Itron, Inc.+                                     78,900      4,295,316
                                                             ------------
FINANCE-CONSUMER LOANS--1.0%
   The First Marblehead Corp.                       50,000      3,372,500
                                                             ------------
FINANCE-INVESTMENT BANKER/BROKER--2.1%
   Jefferies Group, Inc.                           250,000      7,182,500
                                                             ------------
FINANCE-OTHER SERVICES--2.1%
   International Securities
      Exchange Holdings, Inc.                      140,000      7,189,000
                                                             ------------
INSURANCE-PROPERTY/CASUALTY--2.0%
   Arch Capital Group, Ltd.+                       110,000      7,071,900
                                                             ------------
INSURANCE-REINSURANCE--1.1%
   Axis Capital Holdings, Ltd.                     120,000      3,942,000
                                                             ------------
INTERNET CONNECTIVITY SERVICES--1.8%
   Redback Networks, Inc.+                         393,600      6,226,752
                                                             ------------
INTERNET CONTENT-INFORMATION/NEWS--2.1%
   Baidu.com ADR+                                   83,900      7,322,792
                                                             ------------
INTERNET INFRASTRUCTURE EQUIPMENT--1.0%
   Avocent Corp.+                                   94,400      3,465,424
                                                             ------------
INTERNET TELEPHONE--0.6%
   j2 Global Communications, Inc.+                  82,100   $  2,252,824
                                                             ------------
MACHINERY-THERMAL PROCESS--1.7%
   TurboChef Technologies, Inc.+                   493,276      6,116,623
                                                             ------------
MEDICAL INFORMATION SYSTEMS--3.3%
   Allscripts Heathcare Solutions, Inc.+           253,200      5,972,988
   Eclipsys Corp.+                                 263,000      5,572,970
                                                             ------------
                                                               11,545,958
                                                             ------------
MEDICAL INSTRUMENTS--3.2%
   Edwards Lifesciences Corp.+                     163,000      6,997,590
   Intuitive Surgical, Inc.+                        41,385      4,104,564
                                                             ------------
                                                               11,102,154
                                                             ------------
MEDICAL LASER SYSTEMS--1.3%
   LCA-Vision, Inc.                                130,900      4,598,517
                                                             ------------
MEDICAL-BIOMEDICAL/GENE--2.5%
   Illumina, Inc.+                                 201,800      8,871,128
                                                             ------------
MEDICAL-DRUGS--2.1%
   Adams Respiratory Therapeutics, Inc.+           108,300      4,667,730
   Aspreva Pharmaceuticals Corp.+                  146,644      2,667,454
                                                             ------------
                                                                7,335,184
                                                             ------------
MEDICAL-HMO--6.2%
   AMERIGROUP Corp.+                               225,000      6,741,000
   Centene Corp.+                                  290,100      6,843,459
   WellCare Health Plans, Inc.+                    139,500      8,195,625
                                                             ------------
                                                               21,780,084
                                                             ------------
MEDICAL-NURSING HOMES--2.5%
   Manor Care, Inc.                                180,000      8,638,200
                                                             ------------
MEDICAL-OUTPATIENT/HOME MEDICAL--1.7%
   Amedisys, Inc.+                                 148,300      6,016,531
                                                             ------------
METAL PROCESSORS & FABRICATION--1.7%
   Ladish Co,. Inc.+                               185,800      5,800,676
                                                             ------------
OIL & GAS DRILLING--2.7%
   Atwood Oceanics, Inc.+                          116,000      5,359,200
   Bronco Drilling Co., Inc.+                      236,800      4,035,072
                                                             ------------
                                                                9,394,272
                                                             ------------
OIL COMPANIES-EXPLORATION & PRODUCTION--2.9%
   Carrizo Oil & Gas, Inc.+                        202,600      5,786,256
   Encore Acquisition Co.+                         175,000      4,382,000
                                                             ------------
                                                               10,168,256
                                                             ------------
OIL-FIELD SERVICES--3.1%
   Hercules Offshore, Inc.+                        155,800      5,549,596
   Oceaneering International, Inc.+                142,100      5,114,179
                                                             ------------
                                                               10,663,775
                                                             ------------
PHARMACY SERVICES--0.8%
   HealthExtras, Inc.+                             120,300      2,770,509
                                                             ------------

                                                 SHARES/
                                                PRINCIPAL        VALUE
            SECURITY DESCRIPTION                  AMOUNT       (NOTE 2)
-------------------------------------------------------------------------
RETAIL-AUTOMOBILE--1.5%
   CarMax, Inc.+                                   120,000   $  5,316,000
                                                             ------------
RETAIL-BEDDING--2.0%
   Select Comfort Corp.+                           326,250      6,975,225
                                                             ------------
RETAIL-RESTAURANTS--5.4%
   Panera Bread Co., Class A+                       82,000      5,067,600
   Red Robin Gourmet Burgers, Inc.+                125,900      6,073,416
   Texas Roadhouse, Inc., Class A+                 355,900      5,142,755
   The Cheesecake Factory, Inc.+                    85,000      2,401,250
                                                             ------------
                                                               18,685,021
                                                             ------------
SCHOOL--1.9%
   DeVry, Inc.+                                    270,000      6,574,500
                                                             ------------
SEMICONDUCTOR EQUIPMENT--2.9%
   FormFactor, Inc.+                               125,000      4,772,500
   Tessera Technologies, Inc.+                     151,600      5,292,356
                                                             ------------
                                                               10,064,856
                                                             ------------
SOAP & CLEANING PREPARATION--1.2%
   Church & Dwight Co., Inc.                       100,000      4,057,000
                                                             ------------
TRANSPORT-SERVICES--1.7%
   C.H. Robinson Worldwide, Inc.                   140,000      5,843,600
                                                             ------------
VITAMINS & NUTRITION PRODUCTS--1.4%
   Herbalife, Ltd.+                                131,200      4,801,920
                                                             ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $269,076,288)                                        324,829,292
                                                             ------------
REPURCHASE AGREEMENTS-- 7.3%
   Agreement with State Street
      Bank & Trust Co., bearing
      interest 3.00%, dated
      10/31/06, to be repurchased
      11/01/06 in the amount of
      $ 3,974,331 and collateralized
      by 4,050,000 of Federal Home
      Loan Mtg. Corp Notes, bearing
      interest at 4.75% due 01/18/11
      and having an approximate
      aggregate value of $4,055,063            $ 3,974,000      3,974,000
   Agreement with State Street
      Bank & Trust Co., bearing
      interest 3.00%, dated 10/31/06,
      to be repurchased 11/01/06 in
      the amount of $19,665,269 and
      collateralized by 15,565,000 of
      Federal National Mtg. Assoc.
      Bonds, bearing interest at 7.13%
      due 01/15/30 and having
      approximate aggregate
      value of $ 20,059,394                     19,664,000     19,664,000

                                                 PRINCIPAL      VALUE
             SECURITY DESCRIPTION                 AMOUNT       (NOTE 2)
------------------------------------------------------------------------
   Agreement with State Street
      Bank & Trust Co., bearing
      interest 3.00%, dated
      10/31/06, to be repurchased
      11/01/06 in the amount
      of $ 2,005,167 and
      collateralized by $ 2,055,000
      of Federal Home Loan
      Bank Notes, bearing interest
      at 3.55% due 08/26/14 and
      having approximate aggregate
      value of $2,047,294                      $ 2,005,000   $  2,005,000
                                                             ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $25,643,000)                                          25,643,000
                                                             ------------
TOTAL INVESTMENTS
   (cost $294,719,288)(1)                            100.4%   350,472,292
Liabilities in excess of other assets                 (0.4)    (1,388,081)
                                               -----------   ------------
NET ASSETS                                           100.0%  $349,084,211
                                               ===========   ============

----------
+    Non-income producing security

(1)  See Note 6 for cost of investment on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements

Focused Large-Cap Value Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Oil Companies-Integrated                   19.4%
Diversified Manufactured Operations         7.3
Tobacco                                     7.2
Finance-Mortgage Loan/Banker                7.0
Banks-Super Regional                        5.6
Finance-Investment Banker/Broker            3.9
Steel-Producers                             3.9
Retail-Major Department Stores              3.8
Medical-HMO                                 3.7
Aerospace/Defense                           3.6
Computers                                   3.6
Office Automation & Equipment               3.6
Pharmacy Services                           3.5
Oil Refining & Marketing                    3.4
Retail-Regional Deptment Stores             3.2
Multimedia                                  2.7
Savings & Loans/Thrifts                     2.3
Medical-Drugs                               2.1
Retail-Discount                             2.1
Medical Products                            1.9
Telephone-Integrated                        1.9
Oil Companies-Exploration & Production      1.8
Repurchase Agreement                        1.3
Time Deposits                               0.4
                                           ----
                                           99.2%
                                           ====

*    Calculated as a percentage of Net Assets

Focused Large-Cap Value Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

                                                             VALUE
           SECURITY DESCRIPTION               SHARES       (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK--97.5%
AEROSPACE/DEFENSE--3.6%
   Raytheon Co.                                420,000   $ 20,979,000
                                                         ------------
BANKS-SUPER REGIONAL--5.6%
   Bank of America Corp.                       605,700     32,629,059
                                                         ------------
COMPUTERS--3.6%
   Hewlett-Packard Co.                         550,000     21,307,000
                                                         ------------
DIVERSIFIED MANUFACTURED OPERATIONS--7.3%
   3M Co.                                      233,800     18,432,792
   General Electric Co.                        695,700     24,426,027
                                                         ------------
                                                           42,858,819
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER--3.9%
   Citigroup, Inc.                             461,600     23,153,856
                                                         ------------
FINANCE-MORTGAGE LOAN/BANKER--7.0%
   Fannie Mae                                  354,800     21,025,448
   Freddie Mac                                 293,700     20,262,363
                                                         ------------
                                                           41,287,811
                                                         ------------
MEDICAL PRODUCTS--1.9%
   Johnson & Johnson                           164,500     11,087,300
                                                         ------------
MEDICAL-DRUGS--2.1%
   Pfizer, Inc.                                470,500     12,538,825
                                                         ------------
MEDICAL-HMO--3.7%
   UnitedHealth Group, Inc.                    445,000     21,707,100
                                                         ------------
MULTIMEDIA--2.7%
   News Corp., Class A                         751,800     15,675,030
                                                         ------------
OFFICE AUTOMATION & EQUIPMENT--3.6%
   Xerox Corp.+                              1,250,000     21,250,000
                                                         ------------
OIL COMPANIES-EXPLORATION &
   PRODUCTION--1.8%
   Apache Corp.                                161,500     10,549,180
                                                         ------------
OIL COMPANIES-INTEGRATED--19.4%
   Chevron Corp.                               185,500     12,465,600
   ConocoPhillips                              639,200     38,505,408
   Exxon Mobil Corp.                           591,900     42,273,498
   Marathon Oil Corp.                          240,000     20,736,000
                                                         ------------
                                                          113,980,506
                                                         ------------
OIL REFINING & MARKETING--3.4%
   Sunoco, Inc.                                300,000     19,839,000
                                                         ------------

                                              SHARES/
                                             PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
---------------------------------------------------------------------
PHARMACY SERVICES--3.5%
   Caremark Rx, Inc.                           420,000   $ 20,676,600
                                                         ------------
RETAIL-DISCOUNT--2.1%
   Wal-Mart Stores, Inc.                       252,600     12,448,128
                                                         ------------
RETAIL-MAJOR DEPARTMENT STORES--3.8%
   J.C. Penny Co., Inc.                        300,000     22,569,000
                                                         ------------
RETAIL-REGIONAL DEPTMENT STORES--3.2%
   Dillard's, Inc., Class A                    620,000     18,705,400
                                                         ------------
SAVINGS & LOANS/THRIFTS--2.3%
   Washington Mutual, Inc.                     312,500     13,218,750
                                                         ------------
STEEL-PRODUCER--3.9%
   Nucor Corp.                                 390,000     22,779,900
                                                         ------------
TELEPHONE-INTEGRATED--1.9%
   AT&T, Inc.                                  332,400     11,384,700
                                                         ------------
TOBACCO--7.2%
   Altria Group, Inc.                          378,500     30,783,405
   UST, Inc.                                   211,000     11,301,160
                                                         ------------
                                                           42,084,565
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $493,780,519)                                    572,709,529
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES--0.4%
TIME DEPOSIT--0.4%
   Euro Time Deposit with State
      Street Bank & Trust Co.
      2.80% due 11/01/06
      (cost $2,190,000)                     $2,190,000      2,190,000
                                                         ------------
REPURCHASE AGREEMENT--1.3%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(1)
      (cost $7,387,000)                      7,387,000      7,387,000
                                                         ------------
TOTAL INVESTMENTS
   (cost $503,357,519)(2)                         99.2%   582,286,529
Other assets less liabilities                      0.8      4,946,305
                                                 -----   ------------
NET ASSETS                                       100.0%  $587,232,834
                                                 =====   ============

----------
+    Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 6 for cost of investment on a tax basis

OPEN FUTURE CONTRACTS

                                                                                            UNREALIZED
   NUMBER                                                                 VALUE AS OF      APPRECIATION
OF CONTRACTS    DESCRIPTION    EXPIRATION DATE   VALUE AT TRADE DATE   OCTOBER 31, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
   4 Long      S&P 500 Index    December 2006         $1,325,974          $1,383,200          $57,226
                                                                                              =======

See Notes to Financial Statements

Focused Multi-Cap Value Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Telephone-Integrated                               11.0%
Medical-Drugs                                       7.9
Oil Companies-Exploration & Production              7.5
Real Estate Operations & Development                6.9
Diversified Operations                              5.6
Steel-Producers                                     5.3
Electronic Components-Misc.                         4.2
Repurchase Agreements                               3.9
Retail-Auto Parts                                   3.6
Diversified Manufactured Operations                 3.4
Insurance-Multi-line                                3.2
Apparel Manufacturers                               3.1
Broadcast Services/Program                          3.1
Banks-Super Regional                                3.0
Chemicals-Diversified                               3.0
Beverages-Non-alcoholic                             2.9
Banks-Fiduciary                                     2.8
Building & Construction Products-Misc.              2.8
Insurance-Property/Casualty                         2.7
Paper & Related Products                            2.7
Machinery-Farming                                   2.6
Transport-Marine                                    2.6
Finance-Commercial                                  2.5
Wireless Equipment                                  2.4
Semiconductors Components-Intergated Circuits       1.9
                                                  -----
                                                  100.6%
                                                  =====

*    Calculated as a percentage of Net Assets

Focused Multi-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS -- October 31, 2006

                                                           VALUE
           SECURITY DESCRIPTION               SHARES     (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK--96.7%
APPAREL MANUFACTURER--3.1%
   VF Corp.                                   256,400   $19,488,964
                                                        -----------
BANKS-FIDUCIARY--2.8%
   Mellon Financial Corp.                     457,527    17,752,048
                                                        -----------
BANKS-SUPER REGIONAL--3.0%
   Wachovia Corp.                             333,231    18,494,320
                                                        -----------
BEVERAGES-NON-ALCOHOLIC--2.9%
   The Coca-Cola Co.                          393,000    18,360,960
                                                        -----------
BROADCAST SERVICES/PROGRAM--3.1%
   Clear Channel
      Communications, Inc.                    563,100    19,624,035
                                                        -----------
BUILDING & CONSTRUCTION
PRODUCTS-MISC.--2.8%
   Vulcan Materials Co.                       213,100    17,363,388
                                                        -----------
CHEMICALS-DIVERSIFIED--3.0%
   The Dow Chemical Co.                       455,000    18,559,450
                                                        -----------
DIVERSIFIED MANUFACTURED OPERATIONS--3.4%
   General Electric Co.                       599,000    21,030,890
                                                        -----------
DIVERSIFIED OPERATIONS--5.6%
   Hutchison Whampoa, Ltd.                  3,985,000    35,380,889
                                                        -----------
ELECTRONIC COMPONENTS-MISC.--4.2%
   AVX Corp.                                1,683,700    26,535,112
                                                        -----------
FINANCE-COMMERCIAL--2.5%
   CIT Group, Inc.                            303,090    15,775,834
                                                        -----------
INSURANCE-MULTI-LINE--3.2%
   Assurant, Inc.                             385,000    20,274,100
                                                        -----------
INSURANCE-PROPERTY/CASUALTY--2.7%
   ProAssurance Corp.+                        341,400    16,626,180
                                                        -----------
MACHINERY-FARMING--2.6%
   Alamo Group, Inc.                          703,466    16,320,411
                                                        -----------
MEDICAL-DRUGS--7.9%
   Daiichi Sankyo Co., Ltd.                   973,900    28,978,428
   Pfizer, Inc.                               773,000    20,600,450
                                                        -----------
                                                         49,578,878
                                                        -----------
OIL COMPANIES-EXPLORATION &
PRODUCTION--7.5%
   Devon Energy Corp.                         272,800    18,233,952
   EnCana Corp.                               612,497    29,087,483
                                                        -----------
                                                         47,321,435
                                                        -----------
PAPER & RELATED PRODUCTS--2.7%
   International Paper Co.                    511,000    17,041,850
                                                        -----------
REAL ESTATE OPERATIONS &
DEVELOPMENT--6.9%
   Forest City Enterprises, Inc., Class A     489,391    26,867,566
   Hang Lung Properties, Ltd.               7,410,000    16,197,346
                                                        -----------
                                                         43,064,912
                                                        -----------
RETAIL-AUTO PARTS--3.6%
AutoZone, Inc.+                               199,200    22,310,400
                                                        -----------

                                              SHARES/
                                             PRINCIPAL        VALUE
           SECURITY DESCRIPTION                AMOUNT       (NOTE 2)
----------------------------------------------------------------------
SEMICONDUCTORS COMPONENTS-
INTERGATED CIRCUITS--1.9%
   Maxim Integrated Products, Inc.              405,000   $ 12,154,050
                                                          ------------
STEEL-PRODUCER--5.3%
   POSCO ADR                                    471,900     33,278,388
                                                          ------------
TELEPHONE-INTEGRATED--11.0%
   AT&T, Inc.                                   417,000     14,282,250
   Deutsche Telekom AG ADR                    1,127,000     19,609,800
   Verizon Communications, Inc.                 479,000     17,723,000
   Windstream Corp                            1,247,505     17,115,769
                                                          ------------
                                                            68,730,819
                                                          ------------
TRANSPORT-MARINE--2.6%
   Teekay Shipping Corp.                        401,900     16,522,108
                                                          ------------
WIRELESS EQUIPMENT--2.4%
   Nokia Oyj ADR                                753,000     14,969,640
                                                          ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $469,394,549)                                     606,559,061
                                                          ------------
REPURCHASE AGREEMENTS--3.9%
   Agreement with State Street Bank &
      Trust Co., bearing interest at
      3.00%, dated 10/31/06, to be
      repurchased 11/01/06 in the amount
      of $11,392,949 and collateralized
      by $11,215,000 of Federal National
      Mtg. Assoc. Notes, bearing interest
      at 6.07%, due 05/12/16 and having
      an approximate value of $11,621,544   $11,392,000     11,392,000
   Agreement with State Street Bank &
      Trust Co., bearing interest at
      3.00%, dated 10/31/06, to be
      repurchased 11/01/06 in the amount
      of $10,464,872 and collateralized
      by $8,285,000 of Federal National
      Mtg. Assoc. Notes, bearing interest
      at 7.13%, due 01/15/30 and having
      an approximate value of $10,677,294    10,464,000     10,464,000

                                             PRINCIPAL       VALUE
           SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
---------------------------------------------------------------------
   Agreement with State Street Bank &
      Trust Co., bearing interest at
      3.00%, dated 10/31/06, to be
      repurchased 11/01/06 in the amount
      of $2,638,220 and collateralized
      by $2,725,000 of Federal National
      Mtg. Assoc. Notes, bearing interest
      at 5.75%, due 07/27/20 and having
      an approximate value of $2,690,938    $2,638,000   $  2,638,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $24,494,000)                                      24,494,000
                                                         ------------
TOTAL INVESTMENTS
   (cost $493,888,549)(1)                        100.6%   631,053,061
Liabilities in excess of other assets             (0.6)    (3,605,039)
                                            ----------   ------------
NET ASSETS                                       100.0%  $627,448,022
                                            ==========   ============

----------
+    Non-income producing security

(1)  See Note 6 for cost of investments on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements

Focused Mid-Cap Value Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Finance-Other Services                       16.4%
Electric-Integrated                          11.2
Chemicals-Specialty                           7.8
Oil Companies-Exploration & Production        6.3
Time Deposits                                 5.8
Building Products-Cement                      5.4
Machine Tools & Related Products              4.2
Instruments-Controls                          3.9
Home Decoration Products                      3.7
Transport-Truck                               3.7
Savings & Loans/Thrifts                       3.5
Machinery-Print Trade                         3.2
Specified Purpose Acquisitions                3.0
Diversified Operations                        2.9
Electronic Connectors                         2.9
Machinery-General Industrial                  2.9
Insurance-Life/Health                         2.8
Metal Processors & Fabrication                2.8
Auto-Heavy Duty Trucks                        2.7
Telecommunication Equipment                   2.6
Advertising Services                          2.4
                                            -----
                                            100.1%
                                            =====

*    Calculated as a percentage of Net Assets

Focused Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                                   VALUE
                SECURITY DESCRIPTION                   SHARES     (NOTE 2)
---------------------------------------------------------------------------
COMMON STOCK--94.3%
ADVERTISING SERVICES--2.4%
   RH Donnelley Corp.                                  32,000   $ 1,927,040
                                                                -----------
AUTO-HEAVY DUTY TRUCKS--2.7%
   Navistar International Corp.+                       80,000     2,218,400
                                                                -----------
BUILDING PRODUCTS-CEMENT--5.4%
   Martin Marietta Materials, Inc.                     49,500     4,356,000
                                                                -----------
CHEMICALS-SPECIALTY--7.8%
   Ashland, Inc.                                       66,000     3,900,600
   Cytec Industries, Inc.                              44,000     2,437,160
                                                                -----------
                                                                  6,337,760
                                                                -----------
DIVERSIFIED OPERATIONS--2.9%
   Walter Industries, Inc.                             51,000     2,370,990
                                                                -----------
ELECTRIC-INTEGRATED--11.2%
   Allegheny Energy, Inc.+                            114,000     4,905,420
   Korea Electric Power Corp. ADR                      90,000     1,780,200
   Sierra Pacific Resources+                          160,000     2,425,600
                                                                -----------
                                                                  9,111,220
                                                                -----------
ELECTRONIC CONNECTORS--2.9%
   Thomas & Betts Corp.+                               46,500     2,396,145
                                                                -----------
FINANCE-OTHER SERVICES--16.4%
   CBOT Holdings, Inc., Class A+                       24,000     3,561,600
   International Securities Exchange Holdings, Inc.    60,000     3,081,000
   NYSE Group, Inc.+                                   58,000     4,291,420
   The Nasdaq Stock Market, Inc.+                      66,000     2,358,180
                                                                -----------
                                                                 13,292,200
                                                                -----------
HOME DECORATION PRODUCTS--3.7%
   Newell Rubbermaid, Inc.                            104,000     2,993,120
                                                                -----------
INSTRUMENTS-CONTROLS--3.9%
   Thermo Fisher Scientific, Inc.+                     73,000     3,129,510
                                                                -----------
INSURANCE-LIFE/HEALTH--2.8%
   Conseco, Inc.+                                     110,000     2,237,400
                                                                -----------
MACHINE TOOLS & RELATED PRODUCTS--4.2%
   Kennametal, Inc.                                    55,000     3,394,050
                                                                -----------
MACHINERY-GENERAL INDUSTRIAL--2.9%
   Albany International Corp., Class A                 70,000     2,352,700
                                                                -----------
MACHINERY-PRINT TRADE--3.2%
   Zebra Technologies Corp., Class A+                  70,000     2,608,900
                                                                -----------
METAL PROCESSORS & FABRICATION--2.8%
   Timken Co.                                          74,500     2,238,725
                                                                -----------
OIL COMPANIES-EXPLORATION & PRODUCTION--6.3%
   Canadian Oil Sands Trust                            50,000     1,354,468
   Pioneer Natural Resources Co.                       92,000     3,747,160
                                                                -----------
                                                                  5,101,628
                                                                -----------
SAVINGS & LOANS/THRIFTS--3.5%
   Hudson City Bancorp, Inc.                          210,000     2,883,300
                                                                -----------
SPECIFIED PURPOSE ACQUISITIONS--3.0%
   Group Bruxelles Lambert SA                          22,000     2,421,779
                                                                -----------

                                                        SHARES/
                                                       PRINCIPAL      VALUE
                SECURITY DESCRIPTION                    AMOUNT       (NOTE 2)
------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT--2.6%
   ADTRAN, Inc.                                           93,000   $ 2,152,020
                                                                   -----------
TRANSPORT-TRUCK--3.7%
   YRC Worldwide, Inc.+                                   78,000     3,021,720
                                                                   -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $68,787,363)                                               76,544,607
                                                                   -----------
SHORT-TERM INVESTMENT SECURITIES--5.8%
TIME DEPOSITS--5.8%
   Euro Time Deposit with State Street Bank & Trust
      Co.
      1.80% due 11/01/06                              $  355,000       355,000
   Euro Time Deposit with State Street Bank & Trust
      Co.
      2.80% due 11/01/06                               4,375,000     4,375,000
                                                                   -----------
TOTAL SHORT-TERM INVESTMENT SECURITIES
   (cost $4,730,000)                                                 4,730,000
                                                                   -----------
TOTAL INVESTMENTS
   (cost $73,517,363)(1)                                   100.1%   81,274,607
Liabilities in excess of other assets                       (0.1)     (110,086)
                                                      ----------   -----------
NET ASSETS                                                 100.0%  $81,164,521
                                                      ==========   ===========

----------
+    Non-income producing security

(1)  See Note 6 for cost of investments on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Repurchase Agreements                            6.1%
Real Estate Investment Trusts                    4.5
Finance-Investment Banker/Broker                 4.1
Oil Companies-Exploration & Production           3.9
Electric-Integrated                              3.7
Retail-Apparel/Shoe                              3.7
Transport-Marine                                 3.1
Retail-Pawn Shops                                2.9
Building-MobileHome/Manufactured Housing         2.8
Drug Delivery Systems                            2.8
Oil-Field Services                               2.8
Consulting Services                              2.7
Agricultural Chemicals                           2.6
Human Resources                                  2.6
Medical-Generic Drugs                            2.5
Insurance-Reinsurance                            2.4
Internet Application Software                    2.4
Footwear & Related Apparel                       2.3
Multilevel Direct Selling                        2.3
Apparel Manufacturers                            1.9
Disposable Medical Products                      1.9
Computer Aided Design                            1.8
Multimedia                                       1.8
Metal Processors & Fabrication                   1.7
Savings & Loans/Thrifts                          1.7
Semiconductors Components-Intergated Circuits    1.7
Transport-Equipment & Leasng                     1.7
Medical-Nursing Homes                            1.6
Office Supplies & Forms                          1.6
Electronic Measurement Instruments               1.5
Medical-Hospitals                                1.5
Financial Guarantee Insurance                    1.4
Home Furnishings                                 1.4
Insurance-Property/Casualty                      1.4
Investment Companies                             1.3
Retail-Leisure Products                          1.3
Rubber/Plastic Products                          1.2
Electronic Components-Misc.                      1.0
Electronic Components-Semiconductors             1.1
Circuit Boards                                   1.0
Computers-Peripher Equipment                     0.9
Publishing-Newspapers                            0.9
Banks-Commercial                                 0.8
Insurance-Life/Health                            0.8
Metal-Iron                                       0.8
Miscellaneous Manufacturing                      0.8
Coal                                             0.6
School                                           0.6
Retail-Convenience Store                         0.5
Semiconductor Equipment                          0.5
                                                ----
                                                98.9%
                                                ====

*    Calculated as a percentage of Net Assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                                 VALUE
               SECURITY DESCRIPTION                  SHARES     (NOTE 2)
-------------------------------------------------------------------------
COMMON STOCK--92.8%
AGRICULTURAL CHEMICALS--2.6%
   UAP Holding Corp.                                389,660   $ 9,753,190
                                                              -----------
APPAREL MANUFACTURER--1.9%
   Phillips-Van Heusen Corp.                        155,000     7,092,800
                                                              -----------
BANKS-COMMERCIAL--0.8%
   Taylor Capital Group, Inc.                        92,000     3,206,200
                                                              -----------
BUILDING-MOBILEHOME/ MANUFACTURED HOUSING--2.8%
   Winnebago Industries, Inc.                       316,200    10,526,298
                                                              -----------
CIRCUIT BOARDS--1.0%
   Merix Corp.+                                     423,724     3,813,516
                                                              -----------
COAL--0.6%
   Foundation Coal Holdings, Inc.                    60,000     2,202,600
                                                              -----------
COMPUTER AIDED DESIGN--1.8%
   Parametric Technology Corp.+                     343,000     6,702,220
                                                              -----------
COMPUTERS-PERIPHER EQUIPMENT--0.9%
   Electronics for Imaging, Inc.+                   152,800     3,612,192
                                                              -----------
CONSULTING SERVICES--2.7%
   Clark, Inc.                                      340,400     4,258,404
   Watson Wyatt Worldwide, Inc., Class A            133,800     6,041,070
                                                              -----------
                                                               10,299,474
                                                              -----------
DISPOSABLE MEDICAL PRODUCTS--1.9%
   Merit Medical Systems, Inc.+                     455,000     7,193,550
                                                              -----------
DRUG DELIVERY SYSTEMS--2.8%
   Noven Pharmaceuticals, Inc.+                     475,786    10,567,207
                                                              -----------
ELECTRIC-INTEGRATED--3.7%
   Cleco Corp.                                      279,100     7,172,870
   IDACORP, Inc.                                    173,000     6,821,390
                                                              -----------
                                                               13,994,260
                                                              -----------
ELECTRONIC COMPONENTS-MISC.--1.0%
   Technitrol, Inc.                                 160,100     4,037,722
                                                              -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS--1.1%
   Microsemi Corp.+                                 209,000     4,096,400
                                                              -----------
ELECTRONIC MEASUREMENT INSTRUMENTS--1.5%
   Zygo Corp.+                                      330,000     5,715,600
                                                              -----------
FINANCE-INVESTMENT BANKER/BROKER--4.1%
   Jefferies Group, Inc.                            227,000     6,521,710
   Knight Capital Group, Inc., Class A+             489,500     9,129,175
                                                              -----------
                                                               15,650,885
                                                              -----------
FINANCIAL GUARANTEE INSURANCE--1.4%
   Assured Guaranty, Ltd.                           210,405     5,295,894
                                                              -----------
FOOTWEAR & RELATED APPAREL--2.3%
   Wolverine World Wide, Inc.                       314,400     8,916,384
                                                              -----------
HOME FURNISHINGS--1.4%
   Sealy Corp.                                      384,800     5,414,136
                                                              -----------
HUMAN RESOURCES--2.6%
   MPS Group, Inc.+                                 639,500     9,752,375
                                                              -----------
INSURANCE-LIFE/HEALTH--0.8%
   Delphi Financial Group, Inc., Class A             78,100     3,065,425
                                                              -----------
INSURANCE-PROPERTY/CASUALTY--1.4%
   Selective Insurance Group, Inc.                   97,000   $ 5,359,250
                                                              -----------
INSURANCE-REINSURANCE--2.4%
   Platinum Underwriters Holdings, Ltd.             304,800     9,101,328
                                                              -----------
INTERNET APPLICATION SOFTWARE--2.4%
   RealNetworks, Inc.+                              836,000     9,179,280
                                                              -----------
INVESTMENT COMPANIES--1.3%
   Apollo Investment Corp.                          228,300     4,922,148
                                                              -----------
MEDICAL-GENERIC DRUGS--2.5%
   Perrigo Co.                                      537,600     9,617,664
                                                              -----------
MEDICAL-HOSPITALS--1.5%
   LifePoint Hospitals, Inc.+                       157,000     5,573,500
                                                              -----------
MEDICAL-NURSING HOMES--1.6%
   Kindred Healthcare, Inc.+                        223,900     6,045,300
                                                              -----------
METAL PROCESSORS & FABRICATION--1.7%
   Mueller Industries, Inc.                         110,000     4,033,700
   NN, Inc.                                         202,900     2,290,741
                                                              -----------
                                                                6,324,441
                                                              -----------
METAL-IRON--0.8%
   Cleveland-Cliffs, Inc.                            72,800     3,078,712
                                                              -----------
MISCELLANEOUS MANUFACTURING--0.8%
   Freightcar America, Inc.                          56,000     2,977,520
                                                              -----------
MULTILEVEL DIRECT SELLING--2.3%
   Nu Skin Enterprises, Inc., Class A               460,650     8,807,628
                                                              -----------
MULTIMEDIA--1.8%
   Martha Stewart Living Omnimedia, Inc., Class A   322,900     6,845,480
                                                              -----------
OFFICE SUPPLIES & FORMS--1.6%
   ACCO Brands Corp.+                               251,600     6,113,880
                                                              -----------
OIL COMPANIES-EXPLORATION & PRODUCTION--3.9%
   Comstock Resources, Inc.+                        250,800     6,997,320
   W&T Offshore, Inc.                               235,000     7,935,950
                                                              -----------
                                                               14,933,270
                                                              -----------
OIL-FIELD SERVICES--2.8%
   Hanover Compressor Co.+                          211,000     3,907,720
   Oceaneering International, Inc.+                 185,000     6,658,150
                                                              -----------
                                                               10,565,870
                                                              -----------
PUBLISHING-NEWSPAPERS--0.9%
   Journal Register Co.                             417,300     3,288,324
                                                              -----------
REAL ESTATE INVESTMENT TRUSTS--4.5%
   Home Properties, Inc.                            140,500     8,875,385
   Inland Real Estate Corp.                         441,700     8,255,373
                                                              -----------
                                                               17,130,758
                                                              -----------
RETAIL-APPAREL/SHOE--3.7%
   Charming Shoppes, Inc.+                          599,400     8,871,120
   The Finish Line, Inc., Class A                   406,700     5,270,832
                                                              -----------
                                                               14,141,952
                                                              -----------
RETAIL-CONVENIENCE STORE--0.5%
   Susser Holdings Corp.+                           101,579     1,848,738
                                                              -----------

                                                      SHARES/
                                                     PRINCIPAL        VALUE
               SECURITY DESCRIPTION                    AMOUNT       (NOTE 2)
------------------------------------------------------------------------------
RETAIL-LEISURE PRODUCTS--1.3%
   MarineMax, Inc.+                                     176,000   $  5,017,760
                                                                  ------------
RETAIL-PAWN SHOPS--2.9%
   Cash America International, Inc.                     265,500     10,973,115
                                                                  ------------
RUBBER/PLASTIC PRODUCTS--1.2%
   PW Eagle, Inc.                                       129,100      4,579,177
                                                                  ------------
SAVINGS & LOANS/THRIFTS--1.7%
   Dime Community Bancshares                            476,478      6,646,868
                                                                  ------------
SCHOOL--0.6%
   Universal Technical Institute, Inc.+                 110,810      2,213,984
                                                                  ------------
SEMICONDUCTOR EQUIPMENT--0.5%
   Rudolph Technologies, Inc.+                          110,284      1,947,615
                                                                  ------------
SEMICONDUCTORS COMPONENTS-INTERGATED
   CIRCUITS--1.7%
   Emulex Corp.+                                        355,800      6,689,040
                                                                  ------------
TRANSPORT-EQUIPMENT & LEASNG--1.7%
   GATX Corp.                                           153,000      6,666,210
                                                                  ------------
TRANSPORT-MARINE--3.1%
   OMI Corp.                                            283,200      6,321,024
   StealthGas, Inc.                                     422,880      5,340,974
                                                                  ------------
                                                                    11,661,998
                                                                  ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $327,642,313)                                             353,159,138
                                                                  ------------
REPURCHASE AGREEMENTS--6.1%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(1)                 $ 7,210,000      7,210,000
   UBS Securities, LLC Joint
      Repurchase Agreement Account(1)                11,129,000     11,129,000
   Agreements with State Street Bank & Trust
      Co., bearing interest at 3.00%, dated
      10/31/06, to be repurchased 11/01/06 in the
      amount of $3,626,302 and collateralized by
      $3,715,000 of Federal Home Loan Bank Notes,
      bearing interest at 3.55% due 08/26/14 and
      having an approximate aggregate value of
      $3,701,069                                      3,626,000      3,626,000

                                                     PRINCIPAL       VALUE
               SECURITY DESCRIPTION                   AMOUNT       (NOTE 2)
-----------------------------------------------------------------------------
   Agreements with State Street Bank & Trust Co.,
      bearing interest at 3.00%, dated 10/31/06,
      to be repurchased 11/01/06 in the amount of
      $1,077,090 and collateralized by $3,715,000
      of Federal National Mtg. Assoc. Notes,
      bearing interest at 7.13% due 01/50/30 and
      having an approximate aggregate value of
      $1,101,881                                    $1,077,000   $  1,077,000
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $23,042,000)                                              23,042,000
                                                                 ------------
TOTAL INVESTMENTS
   (cost $350,684,313)(2)                                 98.9%   376,201,138
Other assets less liabilities                              1.1      4,338,717
                                                    ----------   ------------
NET ASSETS                                               100.0%  $380,539,855
                                                    ==========   ============

----------
+    Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 6 for cost of investment on a tax basis

OPEN FUTURE CONTRACTS

-------------------------------------------------------------------------------------------------------------
                                                                                                 UNREALIZED
   NUMBER                                                                      VALUE AS OF      APPRECIATION
OF CONTRACTS       DESCRIPTION      EXPIRATION DATE   VALUE AT TRADE DATE   OCTOBER 31, 2006   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
   9 Long      Russell 2000 Index   December 2006          $3,292,231          $3,469,500         $177,269
                                                                                                  ========

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Oil Companies-Integrated                  7.7%
Casino Hotels                             7.5
Repurchase Agreements                     6.5
Diversified Manufactured Operations       6.1
Medical-HMO                               5.3
Finance-Investment Banker/Broker          5.1
Medical-Biomedical/Gene                   5.1
Telephone-Integrated                      4.6
Cable TV                                  4.3
Medical Information Systems               4.3
Cellular Telecom                          3.9
Instruments-Scientific                    3.8
Metal-Copper                              3.8
Building-Residential/Commerical           3.7
Wireless Equipment                        3.7
Banks-Super Regional                      3.3
Transport-Rail                            3.2
Aerospace/Defense                         2.7
Networking Products                       2.6
Computers                                 2.3
Transport-Services                        2.3
Multimedia                                2.2
Oil Companies-Exploration & Production    1.8
Retail-Discount                           1.8
Medical Products                          1.6
                                         ----
                                         99.2%
                                         ====

*    Calculated as a percentage of Net Assets

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                         VALUE
          SECURITY DESCRIPTION               SHARES     (NOTE 2)
-----------------------------------------------------------------
COMMON STOCK--92.7%
AEROSPACE/DEFENSE--2.7%
   General Dynamics Corp.                   134,357   $ 9,552,783
                                                      -----------
BANKS-SUPER REGIONAL--3.3%
   Bank of America Corp.                    215,900    11,630,533
                                                      -----------
BUILDING-RESIDENTIAL/COMMERICAL--3.7%
   Lennar Corp., Class A                    273,664    12,993,567
                                                      -----------
CABLE TV--4.3%
   Comcast Corp., Class A+                  369,776    15,038,790
                                                      -----------
CASINO HOTEL--7.5%
   Las Vegas Sands Corp.+                   348,697    26,570,711
                                                      -----------
CELLULAR TELECOM--3.9%
   NII Holdings, Inc.+                      212,600    13,825,378
                                                      -----------
COMPUTERS--2.3%
   Dell, Inc.+                              336,300     8,182,179
                                                      -----------
DIVERSIFIED MANUFACTURED
   OPERATIONS--6.1%
   3M Co.                                   118,100     9,311,004
   General Electric Co.                     345,000    12,112,950
                                                      -----------
                                                       21,423,954
                                                      -----------
FINANCE-INVESTMENT BANKER/BROKER--5.1%
   Citigroup, Inc.                          232,000    11,637,120
   UBS AG                                   106,021     6,344,297
                                                      -----------
                                                       17,981,417
                                                      -----------
INSTRUMENTS-SCIENTIFIC--3.8%
   Fisher Scientific
   International, Inc.+                     158,000    13,527,960
                                                      -----------
MEDICAL INFORMATION SYSTEMS--4.3%
   Eclipsys Corp.+                          707,200    14,985,568
                                                      -----------
MEDICAL PRODUCTS--1.6%
   Johnson & Johnson                         85,300     5,749,220
                                                      -----------
MEDICAL-BIOMEDICAL/GENE--5.1%
   Genentech, Inc.+                         217,464    18,114,751
                                                      -----------
MEDICAL-HMO--5.3%
   UnitedHealth Group, Inc.                 379,758    18,524,595
                                                      -----------
METAL-COPPER--3.8%
   Southern Copper Corp.                    261,400    13,430,732
                                                      -----------
MULTIMEDIA--2.2%
   News Corp., Class A                      376,000     7,839,600
                                                      -----------
NETWORKING PRODUCTS--2.6%
   Cisco Systems, Inc.+                     377,697     9,113,829
                                                      -----------
OIL COMPANIES-EXPLORATION &
   PRODUCTION--1.8%
   Apache Corp.                              95,600     6,244,592
                                                      -----------
OIL COMPANIES-INTEGRATED--7.7%
   Chevron Corp.                             93,200     6,263,040
   Exxon Mobil Corp.                        293,800    20,983,196
                                                      -----------
                                                       27,246,236
                                                      -----------
RETAIL-DISCOUNT--1.8%
   Wal-Mart Stores, Inc.                    126,800     6,248,704
                                                      -----------

                                            SHARES/
                                           PRINCIPAL        VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
--------------------------------------------------------------------
TELEPHONE-INTEGRATED--4.6%
   AT&T, Inc.                                 173,700   $  5,949,225
   Level 3 Communications, Inc.+            1,962,300     10,380,567
                                                        ------------
                                                          16,329,792
                                                        ------------
TRANSPORT-RAIL--3.2%
   Burlington Northern Santa
   Fe Corp.                                   146,333     11,345,197
                                                        ------------
TRANSPORT-SERVICES--2.3%
   FedEx Corp.                                 71,155      8,150,094
                                                        ------------
WIRELESS EQUIPMENT--3.7%
   American Tower Corp., Class A+             360,400     12,981,608
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $262,272,945)                                   327,031,790
                                                        ------------
REPURCHASE AGREEMENTS--6.5%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(2) $ 6,760,000 6,760,000 Agreement with State Street
      Bank & Trust Co., bearing
      interest at 3.00%, dated
      10/31/06, to be repurchased
      11/01/06 in the amount of
      $5,056,421 and collateralized
      by $5,225,000 of Federal
      National Mtg. Assoc. Notes,
      bearing interest at 5.75%,
      due 07/27/20 and having
      an approximate value of
      $5,159,688                            5,056,000      5,056,000
   Agreement with State Street
      Bank & Trust Co., bearing
      interest at 3.00%, dated
      10/31/06, to be repurchased
      11/01/06 in the amount of
      $11,131,928 and collateralized
      by $8,810,000 of Federal
      National Mtg. Assoc. Notes,
      bearing interest at 7.13%,
      due 01/15/30 and having
      an approximate value of
      $11,353,888                          11,131,000     11,131,000
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $22,947,000)                                     22,947,000
                                                        ------------
TOTAL INVESTMENTS
   (cost $285,219,945)(1)                        99.2%   349,978,790
Other assets less liabilities                     0.8      2,810,688
                                           ----------   ------------
NET ASSETS                                      100.0%  $352,789,478
                                           ==========   ============

----------
+    Non-income producing security

(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreement

See Notes to Financial Statements

Focused International Equity Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Banks-Commercial                        15.5%
Medical-Drugs                           11.8
Cellular Telecom                         5.1
Repurchase Agreements                    4.6
Human Resources                          4.4
Beverages-Wine/Spirits                   4.2
Entertainment Software                   4.2
Diversified Operations                   4.0
Chemicals-Specialty                      3.9
Food-Retail                              3.8
Auto-Cars/Light Trucks                   3.7
Machinery-Construction & Mining          3.6
Retail-Consumer Electronics              3.5
Electronic Components-Misc.              3.4
Insurance Brokers                        3.3
Machine Tools & Related Products         3.0
Multimedia                               3.0
Diversified Manufactured Operations      2.9
Real Estate Operations & Development     2.9
Chemicals-Diversified                    2.5
Retail-Drug Store                        1.9
Steel Pipe & Tube                        1.8
Commercial Services-Finance              1.6
E-Services/Consulting                    0.7
Retail-Major Department Stores           0.6
Time Deposits                            0.2
                                       -----
                                       100.1%
                                       =====

COUNTRY ALLOCATION*
Japan                                   17.2%
Switzerland                             15.8
United Kingdom                          14.5
Germany                                  9.9
France                                   8.7
United States                            4.8
Ireland                                  3.6
Sweden                                   3.6
Bermuda                                  3.3
Italy                                    3.3
Mexico                                   3.0
Singapore                                2.9
Netherlands                              2.5
Austria                                  2.3
Korea                                    2.1
Canada                                   1.9
Norway                                   0.7
                                       -----
                                       100.1%
                                       =====

*    Calculated as a percentage of Net Assets

Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                         VALUE
          SECURITY DESCRIPTION              SHARES      (NOTE 2)
-----------------------------------------------------------------
COMMON STOCK--95.3%
AUSTRIA--2.3%
   Erste Bank der Oesterreichischen
      Sparkassen AG                         115,628   $ 7,873,179
                                                      -----------
BERMUDA--3.3%
   Willis Group Holdings, Ltd.              295,000    11,218,850
                                                      -----------
CANADA--1.9%
   Shoppers Drug Mart Corp.                 160,649     6,543,555
                                                      -----------
FRANCE--8.7%
   LVMH Moet Henessy Louis
      Vuitton SA                            130,953    13,646,596
   Vallourec SA                              24,433     6,080,847
   Vivendi Universal SA                     271,200    10,269,751
                                                      -----------
                                                       29,997,194
                                                      -----------
GERMANY--9.9%
   Bayerische Motoren Werke AG              220,000    12,635,368
   Deutsche Bank AG                          89,092    11,212,755
   Siemens AG                               111,926    10,071,004
                                                      -----------
                                                       33,919,127
                                                      -----------
IRELAND--3.6%
   Bank of Ireland                          618,500    12,464,490
                                                      -----------
ITALY--3.3%
   UniCredito Italiano SpA                1,352,643    11,212,825
                                                      -----------
JAPAN--17.2%
   Hoya Corp.                               301,400    11,648,309
   Mitsubishi UFJ Financial Group, Inc.         836    10,507,631
   Square Enix Co., Ltd.                    567,200    14,209,705
   THK Co., Ltd.                            406,300    10,335,108
   Yamada Denki Co., Ltd.                   121,700    12,112,248
                                                      -----------
                                                       58,813,001
                                                      -----------
KOREA--2.1%
   SK Telecom Co., Ltd.                      34,000     7,379,146
                                                      -----------
MEXICO--3.0%
   America Movil SA de CV,
      Series L ADR                          237,206    10,169,021
                                                      -----------
NETHERLANDS--2.5%
   Akzo Nobel NV                            150,169     8,421,569
                                                      -----------
NORWAY--0.7%
   Ementor ASA+                             501,200     2,530,210
                                                      -----------
SINGAPORE--2.9%
   CapitaLand, Ltd.                       2,801,000     9,805,659
                                                      -----------
SWEDEN--3.6%
   Atlas Copco AB, Class A                  419,418    12,253,157
                                                      -----------
SWITZERLAND--15.8%
   Adecco SA                                244,500    15,103,754
   Lonza Group AG                           173,865    13,416,695
   Novartis AG                              155,053     9,409,993
   Roche Holding AG                          93,541    16,369,017
                                                      -----------
                                                       54,299,459
                                                      -----------

                                            SHARES/
                                           PRINCIPAL        VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
--------------------------------------------------------------------
UNITED KINGDOM--14.5%
   Diageo PLC                                 776,800   $ 14,373,303
   Experian Group, Ltd.+                      512,138      5,636,876
   GlaxoSmithKline PLC                        546,100     14,583,973
   Home Retail Group+                         268,187      2,051,435
   Tesco PLC                                1,750,544     13,139,941
                                                        ------------
                                                          49,785,528
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $276,218,766)                                   326,685,970
                                                        ------------
SHORT-TERM INVESTMENT SECURITIES--0.2%
   Euro Time Deposit with State
      Street Bank & Trust Co. 1.80%
      due 11/01/06 ($701,000)             $   701,000        701,000
                                                        ------------
REPURCHASE AGREEMENTS--4.6%
   Agreement with State Street
      Bank & Trust Co., bearing
      interest 3.00%, dated
      10/31/06, to be repurchased
      11/01/06 in the amount of
      $4,191,349 and collateralized
      by 4,330,000 of Federal
      National Mtg. Assoc. Notes,
      bearing interest at 5.75%
      due 07/27/20 and having
      approximate aggregate value of
      $4,275,875                            4,191,000      4,191,000
   Agreement with State Street
      Bank & Trust Co., bearing
      interest 3.00%, dated 10/31/06,
      to be repurchased 11/01/06 in
      the amount of $11,440,953 and
      collateralized by 11,2650,000 of
      Federal National Mtg. Assoc.
      Notes, bearing interest at 6.07%
      due 05/12/16 and having
      approximate aggregate value of
      $11,673,356                          11,440,000     11,440,000
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $15,631,000)                                     15,631,000
                                                        ------------
TOTAL INVESTMENTS
   (cost $292,550,766)(1)                       100.1%   343,017,970
Liabilities in excess of other assets            (0.1)      (181,966)
                                          -----------   ------------
NET ASSETS                                      100.0%  $342,836,004
                                          ===========   ============

----------
+    Non-income producing security

(1)  See Note 6 for cost of investment on a tax basis

ADR--American Depository Receipt

See Notes to Financial Statements

Focused Technology Portfolio

PORTFOLIO PROFILE -- OCTOBER 31, 2006 -- (UNAUDITED)

INDUSTRY ALLOCATION*
Computers                                       17.6%
Web Portals/ISP                                  8.3
E-Commerce/Services                              7.1
Semiconductors Components-Intergated Crcuits     5.7
Wireless Equipment                               5.4
Web Hosting/Design                               4.9
Finance-Investment Banker/Broker                 4.7
Batteries/Battery Systems                        4.1
Electronic Forms                                 4.0
Enterprise Software/Service                      4.0
Computer Aided Design                            3.3
Networking Products                              3.2
Telecommunication Equipment                      3.0
Advertising Services                             2.9
Electronic Components-Semiconductors             2.9
Finance-Other Services                           2.9
Internet Security                                2.9
Entertainment Software                           2.5
Applications Software                            2.3
Repurchase Agreements                            2.3
Telephone-Integrated                             2.3
Toys                                             2.1
Telecom Services                                 2.0
                                               -----
                                               100.4%
                                               =====

*    Calculated as a percentage of Net Assets

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                      VALUE
         SECURITY DESCRIPTION             SHARES     (NOTE 2)
--------------------------------------------------------------
COMMON STOCK--98.1%
ADVERTISING SERVICES--2.9%
   Getty Images, Inc.+                    55,850   $ 2,418,864
                                                   -----------
APPLICATIONS SOFTWARE--2.3%
   Red Hat, Inc.+                        119,000     1,949,220
                                                   -----------
BATTERIES/BATTERY SYSTEMS--4.1%
   Energy Conversion Devices, Inc.+       92,910     3,418,159
                                                   -----------
COMPUTER AIDED DESIGN--3.3%
   Autodesk, Inc.+                        76,000     2,793,000
                                                   -----------
COMPUTERS--17.6%
   Apple Computer, Inc.+                  92,090     7,466,657
   Hewlett-Packard Co.                   130,700     5,063,318
   Research In Motion, Ltd.+              18,560     2,180,429
                                                   -----------
                                                    14,710,404
                                                   -----------
E-COMMERCE/SERVICES--7.1%
   eBay, Inc.+                            88,800     2,853,144
   Move, Inc.+                           650,050     3,107,239
                                                   -----------
                                                     5,960,383
                                                   -----------
ELECTRONIC COMPONENTS-
SEMICONDUCTORS--2.9%
   Texas Instruments, Inc.                81,800     2,468,724
                                                   -----------
ELECTRONIC FORMS--4.0%
   Adobe Systems, Inc.+                   87,000     3,327,750
                                                   -----------
ENTERPRISE SOFTWARE/SERVICE--4.0%
   Oracle Corp.+                         179,100     3,307,977
                                                   -----------
ENTERTAINMENT SOFTWARE--2.5%
   Electronic Arts, Inc.+                 39,000     2,062,710
                                                   -----------
FINANCE-INVESTMENT BANKER/BROKER--4.7%
   E*TRADE Financial Corp.+              167,660     3,903,125
                                                   -----------
FINANCE-OTHER SERVICES--2.9%
   Chicago Merchantile Exchange
      Holdings, Inc.                       4,895     2,452,395
                                                   -----------
INTERNET SECURITY--2.9%
   Symantec Corp.+                       123,000     2,440,320
                                                   -----------
NETWORKING PRODUCTS--3.2%
   Cisco Systems, Inc.+                  111,800     2,697,734
                                                   -----------
SEMICONDUCTORS COMPONENTS-
INTERGATED CIRCUITS--5.7%
   Integrated Device
      Technology, Inc.+                  171,200     2,713,520
   Marvell Technology Group, Ltd.+       113,220     2,069,662
                                                   -----------
                                                     4,783,182
                                                   -----------
TELECOM SERVICES--2.0%
   Amdocs, Ltd.+                          43,800     1,697,688
                                                   -----------
TELECOMMUNICATION EQUIPMENT--3.0%
   Comverse Technology, Inc.+            116,000     2,525,320
                                                   -----------
TELEPHONE-INTEGRATED--2.3%
   Level 3 Communications, Inc.+         359,000     1,899,110
                                                   -----------
TOYS--2.1%
   Nintendo Co., Ltd.                      8,500     1,738,446
                                                   -----------
WEB HOSTING/DESIGN--4.9%
   Equinix, Inc.+                         59,950     4,100,580
                                                   -----------

                                           SHARES/
                                          PRINCIPAL      VALUE
         SECURITY DESCRIPTION              AMOUNT       (NOTE 2)
-----------------------------------------------------------------
WEB PORTALS/ISP--8.3%
   Google, Inc., Class A+                    14,632   $ 6,970,538
                                                      -----------
WIRELESS EQUIPMENT--5.4%
   American Tower Corp., ClassA+             88,360     3,182,727
   Motorola, Inc.                            59,100     1,362,846
                                                      -----------
                                                        4,545,573
                                                      -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $71,588,513)                                  82,171,202
                                                      -----------
REPURCHASE AGREEMENTS--2.3%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(1)      $  566,000       566,000
   Agreement with State Street
      Bank & Trust Co., bearing
      interest at 3.00%, dated
      10/31/06, to be repurchased
      11/01/06 in the amount of
      $1,372,114 and collateralized
      by $1,420,000 of Federal
      National Mtg. Assoc. Notes,
      bearing interest at 5.75%
      due 07/27/20 and having
      an approximate aggregate
      value of $1,402,250                 1,372,000     1,372,000
                                                      -----------
TOTAL REPURCHASE AGREEMENTS
   (cost $1,938,000)                                    1,938,000
                                                      -----------
TOTAL INVESTMENTS
   (cost $73,526,513)(2)                      100.4%   84,109,202
Liabilities in excess of other assets          (0.4)     (374,175)
                                         ----------   -----------
NET ASSETS                                    100.0%  $83,735,027
                                         ==========   ===========

----------
+    Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 6 for cost of investment on a tax basis

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE -- October 31, 2006 -- (unaudited)

INDUSTRY ALLOCATION*
Chemicals-Diversified                    10.4%
Medical-Drugs                            10.0
Tobacco                                   9.4
Diversified Manufactured Operations       6.8
Telephone-Integrated                      6.7
Finance-Investment Banker/Broker          6.5
Toys                                      4.0
Auto-Cars/Light Trucks                    3.6
Retail-Apparel/Shoe                       3.6
Electronic Components-Misc.               3.5
Apparel Manufacturers                     3.4
Metal-Copper                              3.3
Telecom Services                          3.3
Commercial Services                       3.2
Commercial Services-Finance               3.2
Food-Misc.                                3.2
Oil Companies-Integrated                  3.2
Paper & Related Products                  3.2
Building & Construction Products-Misc.    3.1
Metal-Diversified                         3.1
Publishing-Newspapers                     3.1
Repurchase Agreements                     0.2
                                        -----
                                        100.0%
                                        =====

*    Calculated as a percentage of Net Assets


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

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

                                                            VALUE
            SECURITY DESCRIPTION                SHARES     (NOTE 2)
--------------------------------------------------------------------
COMMON STOCK--99.8%
APPAREL MANUFACTURER--3.4%
   VF Corp.                                     86,600   $ 6,582,466
                                                         -----------
AUTO-CARS/LIGHT TRUCKS--3.6%
   General Motors Corp.                        198,400     6,928,128
                                                         -----------
BUILDING & CONSTRUCTION PRODUCTS-MISC.--3.1%
   Masco Corp.                                 217,700     6,019,405
                                                         -----------
CHEMICALS-DIVERSIFIED--10.4%
   E. I. du Pont de Nemours and Co.            150,200     6,879,160
   PPG Industries, Inc.                         94,900     6,491,160
   The Dow Chemical Co.                        159,400     6,501,926
                                                         -----------
                                                          19,872,246
                                                         -----------
COMMERCIAL SERVICES--3.2%
   The ServiceMaster Co.                       538,200     6,097,806
                                                         -----------
COMMERCIAL SERVICES-FINANCE--3.2%
   H&R Block, Inc.                             284,200     6,212,612
                                                         -----------
DIVERSIFIED MANUFACTURED OPERATIONS--6.8%
   3M Co.                                       84,700     6,677,748
   General Electric Co.                        178,300     6,260,113
                                                         -----------
                                                          12,937,861
                                                         -----------
ELECTRONIC COMPONENTS-MISC.--3.5%
   Gentex Corp.                                420,800     6,694,928
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER--6.5%
   Citigroup, Inc.                             122,800     6,159,648
   JPMorgan Chase & Co.                        133,000     6,309,520
                                                         -----------
                                                          12,469,168
                                                         -----------
FOOD-MISC.--3.2%
   Kraft Foods, Inc., Class A                  178,800     6,150,720
                                                         -----------
MEDICAL-DRUGS--10.0%
   Bristol-Myers Squibb Co.                    265,900     6,581,025
   Merck & Co., Inc.                           148,200     6,731,244
   Pfizer, Inc.                                218,200     5,815,030
                                                         -----------
                                                          19,127,299
                                                         -----------
METAL-COPPER--3.3%
   Southern Copper Corp.                       124,600     6,401,948
                                                         -----------
METAL-DIVERSIFIED--3.1%
   Freeport-McMoRan Copper &
   Gold, Inc., Class B                          99,000     5,987,520
                                                         -----------
OIL COMPANIES-INTEGRATED--3.2%
   Chevron Corp.                                90,400     6,074,880
                                                         -----------
PAPER & RELATED PRODUCTS--3.2%
   Louisiana-Pacific Corp.                     311,300     6,157,514
                                                         -----------
PUBLISHING-NEWSPAPERS--3.1%
   Dow Jones & Co., Inc.                       167,300     5,870,557
                                                         -----------
RETAIL-APPAREL/SHOE--3.6%
   Limited Brands, Inc.                        231,100     6,810,517
                                                         -----------
TELECOM SERVICES--3.3%
   Embarq Corp.                                129,800     6,275,830
                                                         -----------

                                         SHARES/
                                        PRINCIPAL       VALUE
         SECURITY DESCRIPTION             AMOUNT      (NOTE 2)
----------------------------------------------------------------
TELEPHONE-INTEGRATED--6.7%
   AT&T, Inc.                             192,100   $  6,579,425
   Verizon Communications, Inc.           170,900      6,323,300
                                                    ------------
                                                      12,902,725
                                                    ------------
TOBACCO--9.4%
   Altria Group, Inc.                      73,200      5,953,356
   Reynolds American, Inc.                 93,500      5,905,460
   UST, Inc.                              113,200      6,062,992
                                                    ------------
                                                      17,921,808
                                                    ------------
TOYS--4.0%
   Hasbro, Inc.                           297,200      7,703,424
                                                    ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $179,137,476)                               191,199,362
                                                    ------------
REPURCHASE AGREEMENTS--0.2%
   State Street Bank & Trust Co.
      Joint Repurchase Agreement(2)
      (cost$479,000)                     $479,000        479,000
                                                    ------------
TOTAL INVESTMENTS
   (cost $179,616,476)(1)                   100.0%   191,678,362
Liabilities in excess of other assets         0.0        (94,303)
                                            -----   ------------
NET ASSETS                                  100.0%  $191,584,059
                                            =====   ============

----------
(1)  See Note 6 for cost of investments on a tax basis

(2)  See Note 2 for details of Joint Repurchase Agreement

See Notes to Financial Statements


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

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006

NOTE 1. ORGANIZATION

SunAmerica Focused Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund currently consists of seventeen separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. The assets of each Portfolio are normally allocated among at least three investment advisers (each, an "Adviser"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets.

Effective August 3, 2005, the Focused Mid-Cap Growth Portfolio and the Focused Mid-Cap Value Portfolio were added to the Fund. On August 3, 2005 the Focused 2000 Growth Portfolio changed its name to Focused Small-Cap Growth Portfolio and the Focused 2000 Value Portfolio changed its name to Focused Small-Cap Value Portfolio. The investment objective and principal investment techniques for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in equity securities.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in fixed income and equity securities.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in fixed income securities.

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

FOCUSED SMALL-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED MID-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

FOCUSED SMALL-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisers believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Adviser may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

FOCUSED DIVIDEND STRATEGY PORTFOLIO seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in dividend yielding equity securities.

THE ASSET ALLOCATION STRATEGY PORTFOLIOS: FOCUSED EQUITY STRATEGY, FOCUSED MULTI-ASSET STRATEGY, FOCUSED BALANCED STRATEGY, FOCUSED FIXED INCOME AND EQUITY STRATEGY, AND FOCUSED FIXED INCOME STRATEGY ("STRATEGY PORTFOLIOS") invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

All of the Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

CLASSES OF SHARES: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity
                   Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption.
                   An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the Focused International
                   Equity Portfolio that were purchased within ninety (90) days prior to the date of such exchange.

Class B shares--   Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class
                   A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares--   Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.
                   Certain Class C shares of particular Portfolios issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class I shares--   Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares--   Offered at net asset value per share exclusively for sale to
                   AIG SunAmerica affiliated companies' retirement plans.

As of July 8, 2005, Class X shares of the Focused Multi-Cap Growth Portfolio and the Focused Growth and Income Portfolio are no longer being offered for sale. As of September 15, 2006, Class I shares of the Focused Fixed Income and Equity Strategy Portfolio are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

INDEMNIFICATION: Under the Portfolio's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business the Portfolio enters into contracts that contain the obligation to indemnify others. The Portfolios' maximum exposure under these arrangements is unknown. Currently, however, the Portfolio expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, a Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of October 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                            PERCENTAGE    PRINCIPAL
PORTFOLIO                    INTEREST      AMOUNT
---------                   ----------   ----------
Focused Multi-Cap Growth        1.40%    $1,180,000
Focused Large-Cap Value         8.79      7,387,000
Focused Small-Cap Value         8.58      7,210,000
Focused Growth and Income       8.05      6,760,000
Focused Technology              6.74        566,000
Focused Dividend Strategy       0.57        479,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated October 31, 2006, bearing interest at a rate of 4.75% per annum, with a principal amount of $83,995,000, a repurchase price of $84,006,083 and a maturity date of November 1, 2006. The repurchase agreement is collateralized by the following:

TYPE OF COLLATERAL   DISCOUNT RATE   MATURITY DATE   PRINCIPAL AMOUNT   MARKET VALUE
------------------   -------------   -------------   ----------------   ------------
U.S. Treasury Bill       5.00%          04/26/07        $68,615,000      $66,933,933
U.S. Treasury Note       4.38           05/15/07         18,440,000       18,741,346

In addition, at October 31, 2006, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Warburg, LLC:

PORTFOLIO                           PERCENTAGE INTEREST   PRINCIPAL AMOUNT
---------                           -------------------   ----------------
Focused Small-Cap Value Portfolio           4.95%            $11,129,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated October 31, 2006, bearing interest at a rate of 5.25% per annum, with a principal amount of $225,000,000, a repurchase price of $225,032,813 and a maturity date of November 1, 2006. The repurchase agreement is collateralized by the following:

         TYPE OF COLLATERAL           INTEREST RATE   MATURITY DATE   PRINCIPAL AMOUNT   MARKET VALUE
-----------------------------------   -------------   -------------   ----------------   ------------
U.S. Treasury Inflation Index Bonds        2.00%         01/15/14       $ 92,700,000     $100,000,125
U.S. Treasury Inflation Index Bonds        2.38          04/15/11        100,000,000      102,000,000
U.S. Treasury Inflation Index Bonds        3.88          04/15/29         17,283,000       27,501,574

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. Distributions from income from underlying funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused

Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors. In connection therewith, AIG SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of AIG SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to AIG SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

PORTFOLIO
---------
Focused Equity Strategy         0.10%
Focused Multi Asset Strategy    0.10%
Focused Balanced Strategy       0.10%
Focused Fixed Income & Equity   0.10%
Focused Fixed Income Strategy   0.10%
Focused Large-Cap Growth        0.85%
Focused Multi-Cap Growth        1.00%
Focused Mid-Cap Growth          1.00%
Focused Small-Cap Growth        1.00%
Focused Large-Cap Value         1.00%
Focused Multi-Cap Value         1.00%
Focused Mid-Cap Value           1.00%
Focused Small-Cap Value         1.00%
Focused Growth and Income       1.00%
Focused International Equity    1.25%
Focused Technology              1.25%
Focused Dividend Strategy       0.35%

In a supplement dated May 23, 2006 to the Fund's Prospectus dated February 28, 2006, the Fund corrected an error in the statement of the investment advisory fee rate for the Focused Mid-Cap Growth Portfolio and the Focused Mid-Cap Value Portfolio. The statement of advisory fee rates (shown on page 43 of the Prospectus) was corrected to restate the advisory fee rate for each of these Portfolios as 1.00%. In addition, the Fee Table for each of these Portfolios (shown on page 21 of the Prospectus) was reproduced to reflect the correct advisory fee information. There was no change in the Net Expenses. You may obtain a copy of the Fund's Prospectus or any supplement at no additional charge by contacting AIG SunAmerica Fund Services, Inc. at 800-858-8850 or by visiting our website at www.sunamericafunds.com.

The Agreement authorizes AIG SunAmerica to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. AIG SunAmerica does not retain any Subadviser with respect to the Strategy Portfolios or the Focused Dividend Strategy Portfolio. The organizations described below acted as Subadvisers (with the exception of AIG SunAmerica, which acted as Adviser) as of the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with AIG SunAmerica*. Each of the Subadvisers is independent of AIG SunAmerica and discharges its responsibilities subject to the policies of the Board of Directors of the Fund and the oversight and supervision of AIG SunAmerica, which pays the Subadvisers' fees. Effective December 9, 2005, Navellier & Associates, Inc. replaced American Century Investment Management, Inc. as one of the Subadvisers for the Focused Large-Cap Growth Portfolio. Effective January 3, 2006, Kinetics Asset Management, Inc. replaced Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company) as one of the Subadvisers for the Focused Mid-Cap Value Portfolio. Effective June 1, 2006, Allegiant Asset Management Co. replaced Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company) as one of the Subadvisers for the Focused Small-Cap Value Portfolio. On September 29, 2006, BlackRock, Inc. and Merrill Lynch Investment Managers, L.P. (doing business as Mercury Advisors), completed a transaction to combine its operations to create a new independent company under the BlackRock name. As a result of this transaction, BlackRock Investment Management, LLC, replaced Mercury Advisors as a subadviser to the Focused Large-Cap Value Portfolio.

Focused Large-Cap Growth Portfolio
   Fred Alger Management, Inc.*
   Marsico Captial Management, LLC
   Navellier & Associates, Inc.

Focused Multi-Cap Growth Portfolio
   Credit Suisse Asset Management, LLC*
   Janus Capital Management LLC
   AIG SunAmerica Asset Management Corp.

Focused Mid-Cap Growth Portfolio
   Eagle Asset Management, LLC
   TimesSquare Capital Management, LLC
   Munder Capital Management

Focused Small-Cap Growth Portfolio
   BAMCO, Inc.
   Deutsche Asset Management, Inc.
   Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
   Dreman Value Management, LLC
   BlackRock Investment Management, LLC
   AIG SunAmerica

Focused Multi-Cap Value Portfolio
   Northern Trust Investments, NA
   Third Avenue Management, LLC
   J.P. Morgan Investment Management, Inc.

Focused Mid-Cap Value Portfolio
   Kinetics Asset Management, Inc.
   Reich & Tang Asset Management, LLC
   Keeley Asset Management Corp.

Focused Small-Cap Value Portfolio
   Allegiant Asset Management Co.
   AIG SunAmerica
   Boston Partners Asset Management L.P.*

Focused Growth and Income Portfolio
   Thornburg Investment Management, Inc.
   Marsico Capital Management, LLC
   AIG SunAmerica

Focused International Equity Portfolio
   Henderson Global Investors, Inc.
   Harris Associates L.P.
   Marsico Capital Management, LLC

Focused Technology Portfolio
   Dresdner RCM Global Investors LLC
   AIG SunAmerica
   BAMCO, Inc.

* Please see Note 14 "Subsequent Events" regarding subadviser changes that took place after the end of the fiscal period to which this report relates.

Each SubAdviser is paid monthly by AIG SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Subadviser. For the year ended October 31, 2006, AIG SunAmerica paid the Subadvisers for each Portfolio the following aggregate annual rates, expressed as a percentage of the average daily net assets of each Portfolio:

PORTFOLIO
---------
Focused Large-Cap Growth                   0.37%
Focused Multi-Cap Growth                   0.36%
Focused Mid-Cap Growth                     0.49%
Focused Small-Cap Growth                   0.56%
Focused Large-Cap Value                    0.31%
Focused Multi-Cap Value                    0.42%
Focused Mid-Cap Value                      0.32%
Focused Small-Cap Value                    0.26%
Focused Growth and Income                  0.33%
Focused International Equity               0.50%
Focused Technology                         0.42%

AIG SunAmerica contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

PORTFOLIO                                  CLASS A   CLASS B   CLASS C   CLASS I
---------                                  -------   -------   -------   -------
Focused Multi-Cap Growth                    1.72%     2.37%     2.37%       --
Focused Mid-Cap Growth                      1.72%     2.37%     2.37%     1.62%
Focused Small-Cap Growth                    1.72%     2.37%     2.37%     1.62%
Focused Large-Cap Value                     1.72%     2.37%     2.37%       --
Focused Multi-Cap Value                     1.72%     2.37%     2.37%     1.62%
Focused Mid-Cap Value                       1.72%     2.37%     2.37%     1.62%
Focused Small-Cap Value                     1.72%     2.37%     2.37%       --
Focused Growth and Income                   1.72%     2.37%     2.37%       --
Focused International Equity                1.95%     2.60%     2.60%       --
Focused Technology                          1.97%     2.62%     2.62%       --
Focused Dividend Strategy                   0.95%     1.60%     1.60%       --

AIG SunAmerica voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the following percentages of each Portfolio's average net assets:

PORTFOLIO                                  CLASS A   CLASS B   CLASS C   CLASS I
---------                                  -------   -------   -------   -------
Focused Equity Strategy                     0.25%     0.90%     0.90%     0.15%
Focused Multi Asset Strategy                0.25%     0.90%     0.90%       --
Focused Balanced Strategy                   0.25%     0.90%     0.90%     0.15%
Focused Fixed Income and Equity Strategy    0.25%     0.90%     0.90%       --
Focused Fixed Income Strategy               0.25%     0.90%     0.90%       --

Any waivers or reimbursement made by AIG SunAmerica are subject to recoupment from the Portfolios within the following two years of making such waivers or reimbursements, provided that the Portfolios are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

For the year ended October 31, 2006, AIG SunAmerica has agreed to reimburse expenses as follows:

PORTFOLIO                                           AMOUNT
---------                                          -------
Focused Equity Strategy Class I                    $13,109
Focused Balanced Strategy Class I                   13,268
Focused Fixed Income and Equity Strategy Class A     7,804
Focused Fixed Income and Equity Strategy Class B     9,656
Focused Fixed Income and Equity Strategy Class C     6,749
Focused Fixed Income and Equity Strategy Class I    13,629
Focused Fixed Income Strategy Class A               21,641
Focused Fixed Income Strategy Class B               21,981
Focused Fixed Income Strategy Class C               28,422
Focused Multi-Cap Growth Class A                     3,193
Focused Multi-Cap Growth Class B                    12,715
Focused Multi-Cap Growth Class C                     3,813
Focused Mid-Cap Growth Class A                      19,212
Focused Mid-Cap Growth Class B                      14,146
Focused Mid-Cap Growth Class C                      13,816
Focused Mid-Cap Growth Class I                     $14,056
Focused Small-Cap Growth Class B                     9,955
Focused Small-Cap Growth Class C                       445
Focused Small-Cap Growth Class I                     4,897
Focused Mid-Cap Value Class A                       21,371
Focused Mid-Cap Value Class B                       14,243
Focused Mid-Cap Value Class C                       14,396
Focused Mid-Cap Value Class I                       14,067
Focused Small-Cap Value Class B                      2,572
Focused Growth and Income Class B                    8,014
Focused International Equity Class A                53,548
Focused International Equity Class B                19,125
Focused International Equity Class C                23,381
Focused Technology Class A                          69,710
Focused Technology Class B                          52,559
Focused Technology Class C                          48,432
Focused Dividend Strategy Class A                   73,420
Focused Dividend Strategy Class B                   58,356
Focused Dividend Strategy Class C                   97,192

For the period ended October 31, 2006, the amounts repaid to AIG SunAmerica were as follows:

PORTFOLIO                                           AMOUNT
---------                                          -------
Focused Equity Strategy Class A                    $   333
Focused Equity Strategy Class B                      5,481
Focused Equity Strategy Class C                        258
Focused Multi-Asset Strategy Class A                   471
Focused Multi-Asset Strategy Class B                 1,300
Focused Multi-Cap Growth Class A                    60,228
Focused Multi-Cap Growth Class B                     3,720
Focused Multi-Cap Growth Class C                     5,507
Focused Mid-Cap Growth Class A                      31,231
Focused Small-Cap Growth Class A                    42,857
Focused Small-Cap Growth Class C                    19,073
Focused Large-Cap Value Class B                    $ 5,582
Focused Large-Cap Value Class C                      6,131
Focused Multi-Cap Value Class A                     48,939
Focused Multi-Cap Value Class B                     43,107
Focused Multi-Cap Value Class C                     43,921
Focused Mid-Cap Value Class A                       22,483
Focused Small-Cap Value Class B                      3,092
Focused Small-Cap Value Class C                     17,633
Focused Growth and Income Class A                   42,958
Focused Growth and Income Class B                    2,518
Focused Growth and Income Class C                   20,885
Focused International Equity Class A                 4,753

At October 31, 2006, expenses previously waived or reimbursed by AIG SunAmerica that are subject to recoupment are as follows:

                                                   OTHER EXPENSES
PORTFOLIO                                            REIMBURSED
---------                                          --------------
Focused Fixed Income and Equity Strategy               $ 5,591
Focused Fixed Income Strategy                           43,958
Focused Mid-Cap Growth                                   7,396
Focused Mid-Cap Value                                  $ 8,154
Focused Growth and Income                                4,006
Focused International Equity                            42,364
Focused Technology                                      92,672

                                                   CLASS SPECIFIC
                                                      EXPENSES
PORTFOLIO                                            REIMBURSED
---------                                          --------------
Focused Equity Strategy Class I                       $ 33,249
Focused Balanced Strategy Class I                       31,319
Focused Fixed Income and Equity Strategy Class A         5,776
Focused Fixed Income and Equity Strategy Class B        10,241
Focused Fixed Income and Equity Strategy Class C         9,286
Focused Fixed Income Strategy Class A                   22,864
Focused Fixed Income Strategy Class B                   26,864
Focused Fixed Income Strategy Class C                   21,923
Focused Multi-Cap Growth Class A                        21,302
Focused Multi-Cap Growth Class B                        44,348
Focused Multi-Cap Growth Class C                        11,867
Focused Mid-Cap Growth Class A                          31,587
Focused Mid-Cap Growth Class B                          25,942
Focused Mid-Cap Growth Class C                          25,623
Focused Mid-Cap Growth Class I                          25,540
Focused Small-Cap Growth Class B                        23,061
Focused Small-Cap Growth Class C                      $  3,243
Focused Small-Cap Growth Class I                         9,447
Focused Large-Cap Value Class B                            190
Focused Mid-Cap Value Class A                           44,541
Focused Mid-Cap Value Class B                           26,046
Focused Mid-Cap Value Class C                           26,241
Focused Mid-Cap Value Class I                           25,552
Focused Small-Cap Value Class B                          7,938
Focused Growth and Income Class B                       17,917
Focused Growth and Income Class C                        1,043
Focused International Equity Class A                   164,866
Focused International Equity Class B                    34,629
Focused International Equity Class C                    42,371
Focused Technology Class A                             110,479
Focused Technology Class B                              90,615
Focused Technology Class C                              78,472
Focused Dividend Strategy Class A                      146,888
Focused Dividend Strategy Class B                      117,841
Focused Dividend Strategy Class C                      187,521

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of AIG SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of each class (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board of Directors determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from a Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended October 31, 2006 SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of each Portfolio (except the Strategy Portfolios), has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated brokerdealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the year ended October 31, 2006, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                      CLASS A                                CLASS B
                                           ------------------------------------------------------------   -------------
                                                                                            CONTINGENT      CONTINGENT
                                              SALES       AFFILIATED     NON-AFFILIATED      DEFERRED        DEFERRED
PORTFOLIO                                    CHARGES    BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES   SALES CHARGES
---------                                  ----------   --------------   --------------   -------------   -------------
Focused Equity Strategy                    $1,492,742      $354,006        $  916,952        $6,330          $277,391
Focused Multi-Asset Strategy                2,323,050       696,673         1,279,275         3,622           317,803
Focused Balanced Strategy                     789,530       330,676           338,943           441           358,798
Focused Fixed Income and Equity Strategy      113,132        46,680            48,694            --            46,818
Focused Fixed Income Strategy                  27,130        13,355             9,705            --            37,974
Focused Large-Cap Growth                      600,019       204,489           310,830           209           797,564
Focused Multi-Cap Growth                      452,669       195,819           192,148            85           130,235
Focused Mid-Cap Growth                         21,325        12,306             4,627            --             1,279
Focused Small-Cap Growth                      178,392        60,408            92,039            --            90,839
Focused Large-Cap Value                       117,286        48,037            51,279            --           104,234
Focused Multi-Cap Value                       296,702       110,957           142,555            --           397,884
Focused Mid-Cap Value                          16,420         9,437             3,711            --             1,248
Focused Small-Cap Value                       161,662        70,400            67,760         2,393           156,371
Focused Growth & Income                       170,921        49,019            97,600            --           169,630
Focused International Equity                  203,871        63,200           109,354            --            22,656
Focused Technology                            170,411        47,867            98,813            --            48,047
Focused Dividend Strategy                     234,268        20,812           180,830            --           164,978

                                              CLASS C
                                           -------------
                                             CONTINGENT
                                              DEFERRED
PORTFOLIO                                  SALES CHARGES
---------                                  -------------
Focused Equity Strategy                       $40,094
Focused Multi-Asset Strategy                   61,494
Focused Balanced Strategy                      23,611
Focused Fixed Income and Equity Strategy        6,071
Focused Fixed Income Strategy                   2,484
Focused Large-Cap Growth                       20,538
Focused Multi-Cap Growth                        7,020
Focused Mid-Cap Growth                             --
Focused Small-Cap Growth                           --
Focused Large-Cap Value                         3,261
Focused Multi-Cap Value                            --
Focused Mid-Cap Value                             130
Focused Small-Cap Value                        10,253
Focused Growth & Income                         4,952
Focused International Equity                    3,291
Focused Technology                              4,290
Focused Dividend Strategy                       6,183

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, and Class Z shares, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the year ended October 31, 2006, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                          PAYABLE AT
                                                 EXPENSE                               OCTOBER 31, 2006
                               ------------------------------------------   --------------------------------------
PORTFOLIO                        CLASS A     CLASS B    CLASS C   CLASS I    CLASS A   CLASS B   CLASS C   CLASS I
---------                      ----------   --------   --------   -------   --------   -------   -------   -------
Focused Large-Cap Growth       $1,637,085   $645,215   $799,676   $    --   $128,620   $41,690   $54,895     $ --
Focused Multi-Cap Growth          626,378    175,814    135,382        --     51,468    12,810    10,772       --
Focused Mid-Cap Growth            149,035      1,104      5,829        61     13,986       148       647        5
Focused Small-Cap Growth          470,804     87,909    176,420    17,182     43,330     6,910    13,825      894
Focused Large-Cap Value         1,064,528     74,427    157,904        --     90,010     5,856    13,296       --
Focused Multi-Cap Value           534,965    367,273    421,406        --     50,269    31,312    36,227       --
Focused Mid-Cap Value             148,043      1,596      4,461        61     14,145       214       608        5
Focused Small-Cap Value           545,575    125,926    237,664        --     43,343     9,332    18,331       --
Focused Growth and Income         374,545    146,939    222,010        --     34,124    11,781    18,794       --
Focused International Equity      578,037     36,236     87,627        --     51,684     3,436     7,808       --

                                                                                          PAYABLE AT
                                                 EXPENSE                               OCTOBER 31, 2006
                               ------------------------------------------   --------------------------------------
PORTFOLIO                        CLASS A     CLASS B    CLASS C   CLASS I    CLASS A   CLASS B   CLASS C   CLASS I
---------                      ----------   --------   --------   -------   --------   -------   -------   -------
Focused Technology             $  100,637   $ 53,344   $ 62,139   $    --   $  7,241   $ 4,020   $ 4,545     $ --
Focused Dividend Strategy         132,967     99,527    197,824        --     11,322     7,900    16,183       --

At October 31, 2006, the following affiliates owned outstanding shares of the following Classes of Portfolios:

PORTFOLIO                                                 HOLDER                   PERCENTAGE
---------                                                 ------                   ----------
Focused Fixed Income and Equity Class I   AIG SunAmerica                              100%

Focused Large-Cap Growth Class A          Focused Equity Strategy Portfolio            29
                                          Focused Balanced Strategy Portfolio          14
                                          Focused Multi-Asset Strategy Portfolio       12

Focused Multi-Cap Growth Class A          Focused Multi-Asset Strategy Portfolio       32

Focused Mid-Cap Growth Class A            Focused Equity Strategy Portfolio            64
                                          Focused Balanced Strategy Portfolio          31

Focused Mid-Cap Growth Class I            AIG SunAmerica                              100

Focused Small-Cap Growth Class A          Focused Multi-Asset Strategy Portfolio       37
                                          Focused Equity Strategy Portfolio             8

Focused Large-Cap Value Class A           Focused Equity Strategy Portfolio            44
                                          Focused Balanced Strategy Portfolio          21
                                          Focused Multi-Asset Strategy Portfolio       18

Focused Multi-Cap Value Class A           Focused Multi-Asset Strategy Portfolio       33

Focused Mid-Cap Value Class A             Focused Equity Strategy Portfolio            64
                                          Focused Balanced Strategy Portfolio          30

Focused Mid-Cap Value Class I             AIG SunAmerica                              100

Focused Small-Cap Value Class A           Focused Equity Strategy Portfolio             9
                                          Focused Multi-Asset Strategy Portfolio       37

Focused Growth and Income Class A         Focused Multi-Asset Strategy Portfolio       46

Focused International Equity Class A      Focused Multi-Asset Strategy Portfolio       32
                                          Focused Equity Strategy Portfolio            35
                                          Focused Balanced Strategy Portfolio          17

The Strategy Portfolios do not invest in funds advised by AIG SunAmerica (each an "AIG SunAmerica Fund" and collectively, the "AIG SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying AIG SunAmerica Fund's net assets. At October 31, 2006 each Strategy Portfolio held less than 64% of the outstanding shares of any underlying AIG SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 90% of the outstanding shares of any underlying AIG SunAmerica Funds.

For the period from November 4, 2005 to February 17, 2006 and from February 22, 2006 to March 3, 2006, less than 80% of the Focused Dividend Strategy Portfolio's net assets plus any borrowings for investment purposes were invested in dividend yielding equity securities. The Portfolio did not experience a loss as a result of the investment restriction violation.

NOTE 4. PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended October 31, 2006, were as follows:

                                                              FOCUSED        FOCUSED      FOCUSED FIXED       FOCUSED
                                             FOCUSED        MULTI-ASSET     BALANCED        INCOME AND     FIXED INCOME
                                         EQUITY STRATEGY     STRATEGY       STRATEGY     EQUITY STRATEGY      STRATEGY
                                            PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                         ---------------   ------------   ------------   ---------------   ------------
Purchases (excluding U.S. government
   securities)                             $183,673,693    $163,391,834   $142,307,699     $33,045,709      $15,933,092
Sales (excluding U.S. government
   securities)                              203,115,104     127,743,127    205,569,652      47,229,180       26,055,248
Purchase of U.S. government securities               --              --             --              --               --
Sales of U.S. government securities                  --              --             --              --               --

                                              FOCUSED            FOCUSED            FOCUSED            FOCUSED           FOCUSED
                                         LARGE-CAP GROWTH       MULTI-CAP           MID-CAP           SMALL-CAP         LARGE-CAP
                                             PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                         ----------------   ----------------   ----------------   ----------------   ---------------
Purchases (excluding U.S. government
   securities)                            $2,434,502,706      $451,285,126       $124,771,945       $224,206,862       $754,973,063
Sales (excluding U.S. government
   securities)                             2,725,753,818       462,959,261         95,164,857        279,525,782        792,456,592
Purchase of U.S. government securities                --                --                 --                 --                 --
Sales of U.S. government securities                   --                --                 --                 --                 --

                                         FOCUSED MULTI-                                         FOCUSED GROWTH
                                            CAP VALUE     FOCUSED MID-CAP   FOCUSED SMALL-CAP     AND INCOME
                                            PORTFOLIO     VALUE PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO
                                         --------------   ---------------   -----------------   --------------
Purchases (excluding U.S. government
   securities)                            $228,337,558      $77,019,818        $766,886,461      $453,651,429
Sales (excluding U.S. government
   securities)                             295,161,101       44,755,713         945,334,054       505,299,868
Purchase of U.S. government securities              --               --                  --                --
Sales of U.S. government securities                 --               --                  --                --

                                              FOCUSED          FOCUSED
                                           INTERNATIONAL     TECHNOLOGY     FOCUSED DIVIDEND
                                         EQUITY PORTFOLIO     PORTFOLIO    STRATEGY PORTFOLIO
                                         ----------------   ------------   ------------------
Purchases (excluding U.S. government
   securities)                             $259,455,897     $ 90,673,487     $1,164,354,505
Sales (excluding U.S. government
   securities)                              246,376,569      102,541,412      1,195,202,427
Purchase of U.S. government securities               --               --                 --
Sales of U.S. government securities                  --               --                 --

NOTE 5. TRANSACTIONS WITH AFFILIATES

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various AIG SunAmerica Mutual Funds and securities issued by AIG or an affiliate thereof. For the year ended October 31, 2006, transactions in these securities were as follows:

                                                                          CAPITAL GAIN
                                                                          DISTRIBUTION   MARKET VALUE AT
PORTFOLIO                                 SECURITY              INCOME      RECEIVED    OCTOBER 31, 2005
-----------------------------  -----------------------------  ----------  -----------   ----------------
Focused Equity Strategy        Various AIG SunAmerica Funds*  $1,805,641   $31,003,194    $602,705,011
Focused Multi-Asset Strategy   Various AIG SunAmerica Funds*   8,313,332    34,997,106     720,681,755
Focused Balanced Strategy      Various AIG SunAmerica Funds*   8,431,183    13,458,956     486,791,427
Focused Fixed Income and
   Equity Strategy             Various AIG SunAmerica Funds*   2,202,652       741,578      73,935,766
Focused Fixed Income Strategy  Various AIG SunAmerica Funds*   1,103,977        45,925      31,674,093

                                                                                                        CHANGE IN
                                                                 COST OF       COST OF      REALIZED    UNREALIZED   MARKET VALUE AT
PORTFOLIO                                 SECURITY              PURCHASES       SALES     GAIN (LOSS)  GAIN (LOSS)  OCTOBER 31, 2006
-----------------------------  -----------------------------  ------------  ------------  -----------  -----------  ----------------
Focused Equity Strategy        Various AIG SunAmerica Funds*  $216,482,528  $203,115,103  $16,535,820  $19,285,328    $651,893,584
Focused Multi-Asset Strategy   Various AIG SunAmerica Funds*   206,318,788   127,743,127   17,910,026   35,471,638    $852,639,080
Focused Balanced Strategy      Various AIG SunAmerica Funds*   163,741,494   205,569,653    8,279,340   13,178,078    $466,420,686
Focused Fixed Income and
   Equity Strategy             Various AIG SunAmerica Funds*    35,957,317       229,185    1,293,270      981,483    $ 64,938,651
Focused Fixed Income Strategy  Various AIG SunAmerica Funds*    17,065,387    26,055,247      181,124      570,231    $ 23,435,588

*    See Portfolio of Investments for details.

The following Portfolios incurred brokerage commissions with affiliated brokers:

                                 FOCUSED    FOCUSED    FOCUSED    FOCUSED    FOCUSED    FOCUSED    FOCUSED     FOCUSED
                                LARGE-CAP  MULTI-CAP   MID-CAP   SMALL-CAP    LARGE-   MULTI-CAP   MID-CAP     GROWTH
                                  GROWTH     GROWTH     GROWTH     GROWTH   CAP VALUE    VALUE      VALUE    AND INCOME
                                PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                ---------  ---------  ---------  ---------  ---------  ---------  ---------  ----------
Banc/America Secur. LLC          $     --    $   --      $ --      $   --    $     --   $    --      $ --      $67,917
Credit Suisse Securities (USA)         --     8,163        --          --          --        --        --           --
Deutsche Bank Securities, Inc.         --        --        --       1,000          --        --        --           --
Fred Alger Company, Inc.          881,362        --        --          --          --        --        --           --
JP Morgan Securities, Inc.             --        --        --          --          --     2,090        --           --
Keeley Investment Corp.                --        --        --          --          --        --       150           --
M.J. Whitman, Inc.                     --        --        --          --          --    31,129        --           --
Merrill Lynch, Pierce, Fenner
   & Smith, Inc.                       --        --        --          --     164,280        --        --           --
Raymond James And Associates           --        --       815          --          --        --        --           --
Reich & Co Inc.                        --        --        --          --          --        --       550           --

NOTE 6. FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions, and Fund mergers.

                                                        DISTRIBUTABLE EARNINGS                     TAX DISTRIBUTIONS
                                           ------------------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED OCTOBER 31, 2006
                                           ------------------------------------------------------------------------------
                                                         LONG-TERM GAINS/      UNREALIZED
                                             ORDINARY       CAPITAL AND       APPRECIATION      ORDINARY      LONG-TERM
PORTFOLIO                                     INCOME       OTHER LOSSES     (DEPRECIATION)*      INCOME     CAPITAL GAINS
---------                                  -----------   ----------------   ---------------   -----------   -------------
Focused Equity Strategy                    $197,309.00    $  37,096,519       $ 73,782,548    $ 8,040,640    $25,850,259
Focused Multi-Asset Strategy                 1,565,678       45,134,052        119,972,487     10,263,565      6,831,774
Focused Balanced Strategy                    1,358,550       16,759,204         37,767,297     10,410,468     19,157,731
Focused Fixed Income and Equity Strategy       165,625        1,572,797          2,787,848      2,183,570      2,313,549
Focused Fixed Income Strategy                   38,592               --            407,760        972,753        261,959
Focused Large-Cap Growth                            --     (401,912,509)       187,728,506             --             --
Focused Multi-Cap Growth                            --      (15,097,850)        64,690,131             --             --
Focused Mid-Cap Growth                       2,401,925          519,781          6,229,472         61,229             --
Focused Small-Cap Growth                     6,104,256       41,366,794         55,724,637             --     31,032,315
Focused Large-Cap Value                     27,985,346       40,063,871         78,546,613     14,402,939     10,548,606
Focused Multi-Cap Value                        703,809       48,783,182        137,144,469             --     47,355,856
Focused Mid-Cap Value                        2,223,113          953,652          7,757,244        392,506             --
Focused Small-Cap Value                     15,650,735       11,674,078         23,638,772     22,353,567     67,704,915
Focused Growth and Income                           --       13,812,119         64,514,919      1,029,221             --
Focused International Equity                16,572,352       29,949,120         50,420,960     12,109,115      8,408,709
Focused Technology                                  --     (174,199,479)        10,148,384             --             --
Focused Dividend Strategy                   11,522,549        7,455,308         11,638,520      1,422,497             --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                               TAX DISTRIBUTIONS
                                           -------------------------
                                               FOR THE YEAR ENDED
                                                OCTOBER 31, 2005
                                           -------------------------
                                                          LONG-TERM
                                             ORDINARY      CAPITAL
PORTFOLIO                                     INCOME        GAINS
---------                                  -----------   -----------
Focused Equity Strategy                    $ 4,487,404   $ 2,082,392
Focused Multi-Asset Strategy                 5,278,619       266,043
Focused Balanced Strategy                    6,960,603     5,052,091
Focused Fixed Income and Equity Strategy     2,962,084       859,186
Focused Fixed Income Strategy                1,601,767        64,608
Focused Large-Cap Growth                            --            --
Focused Multi-Cap Growth                            --            --
Focused Mid-Cap Growth                              --            --
Focused Small-Cap Growth                            --            --
Focused Large-Cap Value                        900,327     3,329,443
Focused Multi-Cap Value                             --            --
Focused Mid-Cap Value                               --            --
Focused Small-Cap Value                     31,939,181    27,916,331
Focused Growth and Income                           --            --
Focused International Equity                 5,847,500     3,514,531
Focused Technology                                  --            --
Focused Dividend Strategy                    3,393,345            --

For the period ended October 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, dividends from regulated investment companies, and Fund mergers, to the components of net assets as follows:

                                              ACCUMULATED         ACCUMULATED
                                           UNDISTRIBUTED NET   UNDISTRIBUTED NET
                                               INVESTMENT           REALIZED
PORTFOLIO                                    INCOME (LOSS)        GAIN (LOSS)      CAPITAL PAID-IN
---------                                  -----------------   -----------------   ---------------
Focused Equity Strategy                       $10,203,231        $(10,203,231)      $         --
Focused Multi-Asset Strategy                    7,915,798          (7,915,798)                --
Focused Balanced Strategy                       5,010,894          (5,010,894)                --
Focused Fixed Income and Equity Strategy          423,211            (423,211)                --
Focused Fixed Income Strategy                      41,305             (41,305)                --
Focused Large-Cap Growth                       14,323,009                  --        (14,323,009)
Focused Multi-Cap Growth                        4,751,089                  --         (4,751,089)
Focused Mid-Cap Growth                            513,721            (513,702)               (19)
Focused Small-Cap Growth                        5,658,683          (5,658,683)                --
Focused Large-Cap Value                                --                  --                 --
Focused Multi-Cap Value                           (96,645)             96,645                 --
Focused Mid-Cap Value                                 264                (264)                --
Focused Small-Cap Value                         1,286,375          (1,286,700)               325
Focused Growth and Income                       1,037,974             (33,884)        (1,004,090)
Focused International Equity                      424,506            (424,506)                --
Focused Technology                              1,978,931               1,590         (1,980,521)
Focused Dividend Strategy                             807                (807)                --

As of October 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                         CAPITAL LOSS CARRYFORWARD
                                           -----------------------------------------------------
FUND                                           2009           2010          2011     2012   2013
----                                       ------------   ------------   ---------   ----   ----
Focused Equity Strategy*                   $  1,974,020   $    811,968   $      --    $--    $--
Focused Multi-Asset Strategy                         --             --          --     --     --
Focused Balanced Strategy                            --             --          --     --     --
Focused Fixed Income and Equity Strategy             --             --          --     --     --
Focused Fixed Income Strategy                        --             --          --     --     --
Focused Large-Cap Growth*                   158,259,139    243,653,370          --     --     --
Focused Multi-Cap Growth*                    10,280,800             --   4,817,050     --     --
Focused Mid-Cap Growth                               --             --          --     --     --
Focused Small-Cap Growth                             --             --          --     --     --
Focused Large-Cap Value                              --             --          --     --     --
Focused Multi-Cap Value                              --             --          --     --     --
Focused Mid-Cap Value                                --             --          --     --     --
Focused Small-Cap Value                              --             --          --     --     --
Focused Growth and Income                            --             --          --     --     --
Focused International Equity                         --             --          --     --     --
Focused Technology                          146,290,582     27,908,897          --     --     --
Focused Dividend Strategy                            --             --          --     --     --

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2006.

                                           CAPITAL LOSS
                                           CARRYFORWARD
PORTFOLIO                                    UTILIZED
---------                                  ------------
Focused Equity Strategy                    $ 1,201,343
Focused Multi-Asset Strategy                        --
Focused Balanced Strategy                           --
Focused Fixed Income and Equity Strategy            --
Focused Fixed Income Strategy                       --
Focused Large-Cap Growth                    39,147,930
Focused Multi-Cap Growth                    50,487,684
Focused Mid-Cap Growth                         240,601
Focused Small-Cap Growth                            --
Focused Large-Cap Value                             --
Focused Multi-Cap Value                             --
Focused Mid-Cap Value                               --
Focused Small-Cap Value                             --
Focused Growth and Income                    8,924,346
Focused International Equity                        --
Focused Technology                           9,246,076
Focused Dividend Strategy                    1,029,845

As of October 31, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                FOCUSED        FOCUSED        FOCUSED
                                                EQUITY       MULTI-ASSET     BALANCED        FOCUSED FIXED           FOCUSED
                                               STRATEGY       STRATEGY       STRATEGY      INCOME AND EQUITY      FIXED INCOME
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO    STRATEGY PORTFOLIO   STRATEGY PORTFOLIO
                                             ------------   ------------   ------------   ------------------   ------------------
Cost                                         $578,111,036   $732,666,593   $428,653,389      $62,150,803          $23,027,828
                                             ============   ============   ============      ===========          ===========
Appreciation                                   74,942,196    121,152,121     40,261,828        3,238,852              738,949
Depreciation                                   (1,159,648)    (1,179,634)    (2,494,531)        (451,004)            (331,189)
                                             ------------   ------------   ------------      -----------          -----------
Net unrealized appreciation (depreciation)   $ 73,782,548   $119,972,487   $ 37,767,297      $ 2,787,848          $   407,760
                                             ============   ============   ============      ===========          ===========

                                                                                                                        FOCUSED
                                                                                                    FOCUSED SMALL-     LARGE-CAP
                                             FOCUSED LARGE-CAP   FOCUSED MULTI-CAP   FOCUSED MID-     CAP GROWTH         VALUE
                                              GROWTH PORTFOLIO    GROWTH PORTFOLIO    CAP GROWTH       PORTFOLIO       PORTFOLIO
                                             -----------------   -----------------   ------------   --------------   ------------
Cost                                          $1,089,283,258        $342,677,812     $72,319,868     $294,747,655    $503,739,916
                                              ==============        ============     ===========     ============    ============
Appreciation                                     242,114,647          78,051,286       7,120,376       63,768,962      90,315,265
Depreciation                                     (54,386,141)        (13,361,155)       (890,904)      (8,044,325)    (11,768,652)
                                              --------------        ------------     -----------     ------------    ------------
Net unrealized appreciation (depreciation)    $  187,728,506        $ 64,690,131     $ 6,229,472     $ 55,724,637    $ 78,546,613
                                              ==============        ============     ===========     ============    ============

                                                                                                                        FOCUSED
                                                                                   FOCUSED SMALL-   FOCUSED GROWTH   INTERNATIONAL
                                             FOCUSED MULTI-CAP   FOCUSED MID-CAP      CAP VALUE       AND INCOME         EQUITY
                                              VALUE PORTFOLIO    VALUE PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
                                             -----------------   ---------------   --------------   --------------   -------------
Cost                                           $493,909,513        $73,517,363      $352,562,366     $285,463,875    $292,607,790
                                               ============        ===========      ============     ============    ============
Appreciation                                    140,978,565          9,367,340        38,706,114       65,131,618      53,278,822
Depreciation                                     (3,835,017)        (1,610,096)      (15,067,342)        (616,703)     (2,868,642)
                                               ------------        -----------      ------------     ------------    ------------
Net unrealized appreciation (depreciation)     $137,143,548        $ 7,757,244      $ 23,638,772     $ 64,514,915    $ 50,410,180
                                               ============        ===========      ============     ============    ============

                                             FOCUSED TECHNOLOGY    FOCUSED DIVIDEND
                                                 PORTFOLIO        STRATEGY PORTFOLIO
                                             ------------------   ------------------
Cost                                            $73,960,818          $180,039,842
                                                ===========          ============
Appreciation                                     15,093,866            13,011,038
Depreciation                                     (4,945,482)           (1,372,518)
                                                -----------          ------------
Net unrealized appreciation (depreciation)      $10,148,384          $ 11,638,520
                                                ===========          ============

NOTE 7. EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended October 31, 2006, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

                               TOTAL EXPENSE
PORTFOLIO                        REDUCTIONS
---------                      -------------
Focused Large-Cap Growth         $585,374
Focused Multi-Cap Growth           63,322
Focused Mid-Cap Growth             10,603
Focused Small-Cap Growth           13,948
Focused Large-Cap Value             3,506
Focused Multi-Cap Value            20,654
Focused Mid-Cap Value              30,000
Focused Small-Cap Value           149,783
Focused Growth and Income          30,709
Focused International Equity       28,161
Focused Technology                 24,743
Focused Dividend Strategy          20,650

NOTE 8. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                                              FOCUSED EQUITY STRATEGY
                       -----------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       --------------------------------------------------  -------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED       FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  -----------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Shares sold(1)(2)(3)    2,840,364  $ 54,004,642   3,026,807  $ 54,291,745   1,275,224  $ 23,927,080  1,384,709  $ 24,535,626
Reinvested dividend       534,082     9,843,134     126,913     2,298,403     297,167     5,429,241     48,264       867,309
Shares redeemed(1)(2)  (3,108,245)  (58,733,800) (2,908,332)  (52,334,488) (1,143,544)  (21,355,288)  (964,475)  (17,058,173)
                       ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Net increase
   (decrease)             266,201  $  5,113,976     245,388  $  4,255,660     428,847  $  8,001,033    468,498  $  8,344,762
                       ==========  ============  ==========  ============  ==========  ============  =========  ============

                                             CLASS C                                            CLASS I
                       --------------------------------------------------  ------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED       FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  ----------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ---------  -----------
Shares sold             3,450,284  $ 64,665,158   3,836,801  $ 67,743,966     56,600   $ 1,074,513    129,974   $ 2,325,737
Reinvested dividends      623,580    11,392,804     110,093     1,977,266     18,758       345,518      5,366        96,935
Shares redeemed(3)     (3,732,142)  (69,633,024) (3,702,008)  (65,759,858)  (224,200)   (4,247,315)  (155,189)   (2,759,377)
                       ----------  ------------  ----------  ------------  ---------   ------------  ---------  -----------
Net increase
   (decrease)             341,722  $  6,424,938     244,886  $  3,961,374   (148,842)  $(2,827,284)   (19,849)  $  (336,705)
                       ==========  ============  ==========  ============  =========   ===========   =========  ===========

                                                           FOCUSED MULTI-ASSET STRATEGY
                       -----------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       --------------------------------------------------  -------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  -----------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Shares sold (4)(5)(6)   4,222,869  $ 77,849,901   4,885,531  $ 83,470,138   1,903,268  $ 34,838,512  2,514,014  $ 42,600,856
Reinvested dividends      315,417     5,639,661     127,426     2,185,349     137,091     2,440,224     39,199       669,916
Shares redeemed(4)(5)  (3,172,874)  (58,383,340) (2,229,014)  (38,314,608) (1,312,855)  (24,016,370)  (966,290)  (16,486,361)
                       ----------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
Net increase
   (decrease)           1,365,412  $ 25,106,222   2,783,943  $ 47,340,879     727,504  $ 13,262,366  1,586,923  $ 26,784,411
                       ==========  ============  ==========  ============  ==========  ============  =========  ============

                                             CLASS C
                       ---------------------------------------------------
                          FOR THE YEAR ENDED         FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005
                       ------------------------  -------------------------
                         SHARES       AMOUNT       SHARES        AMOUNT
                       ----------  ------------  ----------  -------------
Shares sold             4,997,672  $ 91,435,013   6,468,988  $ 109,606,223
Reinvested dividends      339,047     6,035,038     103,582      1,770,208
Shares redeemed(6)     (4,307,992)  (78,590,438) (3,702,121)   (62,986,043)
                       ----------  ------------  ----------  -------------
Net increase
   (decrease)           1,028,727  $ 18,879,613   2,870,449  $  48,390,388
                       ==========  ============  ==========  =============

(1) For the year ended October 31, 2006, includes automatic conversion of 139,474 shares of Class B shares in the amount of $2,604,755 to 137,806 shares of Class A in the amount of $2,604,755.

(2) For the year ended October 31, 2005, For the year ended October 31, 2005, includes automatic conversion of 116,455 shares of Class B shares in the amount of $2,057,786 to 115,188 shares of Class A in the amount of $2,057,786.

(3) For the year ended October 31, 2006, includes automatic conversion of 3,723 shares of Class C shares in the amount of $69,647 to 3,682 shares of Class A in the amount of $69,647.

(4) For the year ended October 31, 2006, includes automatic conversion of 232,735 shares of Class B shares in the amount of $4,269,840 to 230,937 shares of Class A in the amount of $4,269,840.

(5) For the year ended October 31, 2005, For the year ended October 31, 2005, includes automatic conversion of 116,265 shares of Class B shares in the amount of $1,997,291 to 115,444 shares of Class A in the amount of $1,997,291.

(6) For the year ended October 31, 2006, includes automatic conversion of 625 shares of Class C shares in the amount of $11,608 to 620 shares of Class A in the amount of $11,608.

                                                           FOCUSED BALANCED STRATEGY
                       ------------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       --------------------------------------------------  --------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  ------------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(2)(3)    2,025,908  $ 33,157,986   2,488,486  $ 39,889,217     890,143  $ 14,542,590   1,090,645  $ 17,440,269
Reinvested dividends      489,886     7,876,374     208,685     3,366,399     339,748     5,453,768     131,274     2,113,990
Shares redeemed(1)(2)  (2,805,735)  (45,915,814) (2,340,740)  (37,639,044) (1,645,911)  (26,872,370) (1,241,911)  (19,945,510)
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
   (decrease)            (289,941) $ (4,881,454)    356,431  $  5,616,572    (416,020) $ (6,876,012)    (19,992) $   (391,251)
                       ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                             CLASS C                                            CLASS I
                       --------------------------------------------------  --------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  ------------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold             2,729,673  $ 44,628,086   3,247,137  $ 51,990,151    107,075   $  1,757,773    374,099   $ 5,976,836
Reinvested dividends      548,437     8,815,168     205,026     3,305,845     37,085        595,808     25,987       418,094
Shares redeemed(3)     (3,943,883)  (64,207,897) (3,371,867)  (54,050,382)  (709,904)   (11,814,455)  (352,575)   (5,644,670)
                       ----------  ------------  ----------  ------------  ---------   ------------  ---------   -----------
Net increase
   (decrease)            (665,773) $(10,764,643)     80,296  $  1,245,614   (565,744)  $ (9,460,874)    47,511   $   750,260
                       ==========  ============  ==========  ============  =========   ============  =========   ===========

                                                      FOCUSED FIXED INCOME AND EQUITY STRATEGY
                       ------------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       --------------------------------------------------  --------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  ------------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(4)(5)        449,481   $  6,263,058     574,394  $  8,082,040    115,031   $ 1,607,189     277,142   $ 3,881,409
Reinvested dividends     102,476      1,415,276      68,848       967,156     52,993       731,526      34,336       482,240
Shares redeemed(4)(5)   (932,441)   (13,037,094) (1,354,334)  (19,146,453)  (309,802)   (4,309,951)   (312,168)   (4,390,107)
                       ---------   ------------  ----------  ------------   --------   -----------    --------   -----------
Net increase
   (decrease)           (380,484)  $ (5,358,760)   (711,092) $(10,097,257)  (141,778)  $(1,971,236)       (690)  $   (26,458)
                       =========   ============  ==========  ============   ========   ===========    ========   ===========

                                             CLASS C                                            CLASS I
                       --------------------------------------------------  --------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  ------------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold              562,308   $  7,806,883     641,661  $  9,005,687         1     $      28         65        $  916
Reinvested dividends      78,817      1,088,070      64,195       901,548       479         6,612        364         5,120
Shares redeemed         (789,124)   (10,983,546) (1,145,298)  (16,106,751)   (8,163)     (113,434)        --            --
                        --------   ------------  ----------  ------------    ------     ---------        ---        ------
Net increase
   (decrease)           (147,999)  $ (2,088,593)   (439,442) $ (6,199,516)   (7,683)    $(106,794)       429        $6,036
                        ========   ============  ==========  ============    ======     =========        ===        ======

(1) For the year ended October 31, 2006, includes automatic conversion of 157,128 shares of Class B shares in the amount of $2,577,004 to 156,784 shares of Class A in the amount of $2,577,004.

(2) For the year ended October 31, 2005, For the year ended October 31, 2005, includes automatic conversion of 100,970 shares of Class B shares in the amount of $1,625,406 to 100,757 shares of Class A in the amount of $1,625,406.

(3) For the year ended October 31, 2006, includes automatic conversion of 1,826 shares of Class C shares in the amount of $30,748 to 1,825 shares of Class A in the amount of $30,748.

(4) For the year ended October 31, 2006, includes automatic conversion of 25,185 shares of Class B shares in the amount of $351,316 to 25,130 shares of Class A in the amount of $351,316.

(5) For the year ended October 31, 2005, For the year ended October 31, 2005, includes automatic conversion of 20,065 shares of Class B shares in the amount of $280,948 to 20,046 shares of Class A in the amount of $280,948.

                                                            FOCUSED FIXED INCOME STRATEGY
                       ------------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       --------------------------------------------------  --------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                       ------------------------  ------------------------  ------------------------  ------------------------
                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(2)(3)     161,080   $ 2,054,200     372,308   $ 4,814,432      84,397   $ 1,072,914     120,545   $ 1,553,275
Reinvested dividends      26,687       339,338      29,930       386,351      13,930       177,026      17,080       220,364
Shares redeemed(1)(2)   (393,380)   (5,008,405)   (292,321)   (3,796,930)   (228,467)   (2,907,138)   (179,363)   (2,317,521)
                        --------   -----------    --------   -----------    --------   -----------    --------   -----------
Net increase
   (decrease)           (205,613)  $(2,614,867)    109,917   $ 1,403,853    (130,140)  $(1,657,198)    (41,738)  $  (543,882)
                        ========   ===========    ========   ===========    ========   ===========    ========   ===========

                                             CLASS C
                       --------------------------------------------------
                          FOR THE YEAR ENDED        FOR THE YEAR ENDED
                           OCTOBER 31, 2006          OCTOBER 31, 2005
                       ------------------------  ------------------------
                         SHARES       AMOUNT       SHARES       AMOUNT
                       ----------  ------------  ----------  ------------
Shares sold              250,140   $ 3,173,346     361,619   $  4,656,162
Reinvested dividends      26,074       331,408      45,512        587,024
Shares redeemed(3)      (622,874)   (7,922,739)   (898,074)   (11,598,834)
                        --------   -----------    --------   ------------
Net increase
   (decrease)           (346,660)  $(4,417,985)   (490,943)  $ (6,355,648)
                        ========   ===========    ========   ============

                                                            FOCUSED LARGE-CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2006            OCTOBER 31, 2005           OCTOBER 31, 2006            OCTOBER 31, 2005
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares
   sold(4)(5)(6)(7)      9,546,231  $ 174,352,675    6,315,550  $ 108,410,133     619,339  $  10,941,251     825,215  $  13,498,330
Reinvested dividends            --             --           --             --          --             --          --             --
Shares redeemed(4)(5)  (11,157,830)  (200,182,421) (11,029,999)  (189,815,501) (7,852,021)  (134,732,763) (8,662,176)  (142,401,553)
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Net increase
   (decrease)           (1,611,599) $ (25,829,746)  (4,714,449) $ (81,405,368) (7,232,682) $(123,791,512) (7,836,961) $(128,903,223)
                       ===========  =============  ===========  =============  ==========  =============  ==========  =============

                                             CLASS C                                            CLASS Z
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2006            OCTOBER 31, 2005           OCTOBER 31, 2006            OCTOBER 31, 2005
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold             1,277,383   $  22,473,025    1,774,591  $  29,115,334    547,325   $ 10,262,842     607,478    $ 10,752,924
Reinvested dividends           --              --           --             --         --             --          --              --
Shares redeemed(6)(7)  (7,649,392)   (130,551,161) (10,524,366)  (172,701,231)  (599,067)   (11,219,694)   (834,364)    (14,681,571)
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Net increase
   (decrease)          (6,372,009)  $(108,078,136)  (8,749,775) $(143,585,897)   (51,742)  $   (956,852)   (226,886)   $ (3,928,647)
                       ===========  =============  ===========  =============  ==========  =============  ==========  =============

(1) For the year ended October 31, 2006, includes automatic conversion of 8,331 shares of Class B shares in the amount of $105,989 to 8,325 Shares of Class A in the amount of $105,989.

(2) For the year ended October 31, 2005, includes automatic conversion of 9,997 shares of Class B shares in the amount of $128,576 to 9,985 shares of Class A in the amount of $128,576.

(3) For the year ended October 31, 2006, includes automatic conversion of 170 shares of Class C shares in the amount of $2,175 to 169 shares of Class A in the amount of $2,175.

(4) For the year ended October 31, 2006, includes automatic conversion of 2,369,022 shares of Class B shares in the amount of $40,636,222 to 2,246,856 shares of Class A in the amount of $40,636,222.

(5) For the year ended October 31, 2005, includes automatic conversion of 1,439,751 shares of Class B shares in the amount of $24,009,294 to 1,379,926 shares of Class A in the amount of $24,009,294.

(6) For the year ended October 31, 2006, includes automatic conversion of 3,435 shares of Class C shares in the amount of $61,184 to 3,263 shares of Class A in the amount of $61,184.

(7) For the year ended October 31, 2005, includes automatic conversion of 274 shares of Class C shares in the amount of $4,614 to 261 shares of Class A in the amount of $4,614.

                                                            FOCUSED MULTI-CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2006            OCTOBER 31, 2005           OCTOBER 31, 2006            OCTOBER 31, 2005
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold (1)(2)      2,426,113   $ 56,656,491    4,391,455   $ 91,211,890      537,478  $ 11,770,166      730,649  $ 14,138,638
Reinvested dividends           --             --           --             --           --            --           --            --
Shares redeemed(1)(2)  (2,889,074)   (66,481,700)  (2,857,099)   (60,042,699)  (1,647,094)  (35,644,305)  (2,306,805)  (44,471,042)
                       -----------  -------------  ----------   ------------   ----------  ------------   ----------  ------------
Net increase
   (decrease)            (462,961)  $ (9,825,209)   1,534,356   $ 31,169,191   (1,109,616) $(23,874,139)  (1,576,156) $(30,332,404)
                       ==========   ============   ==========   ============   ==========  ============   ==========  ============

                                             CLASS C                                            CLASS X+
                       ------------------------------------------------------  ----------------------------------------------------
                           FOR THE YEAR ENDED          FOR THE YEAR ENDED        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                            OCTOBER 31, 2006            OCTOBER 31, 2005           OCTOBER 31, 2006            OCTOBER 31, 2005
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold              664,304    $ 14,537,792     779,939    $ 15,176,816       --           $--         10,135     $   202,585
Reinvested dividends          --              --          --              --       --            --             --              --
Shares redeemed         (848,741)    (18,196,688)   (756,892)    (14,581,261)      --            --        (58,551)     (1,279,482)
                        --------    ------------    ---------   ------------      ---           ---        -------     -----------
Net increase
   (decrease)           (184,437)   $ (3,658,896)     23,047    $    595,555       --           $--        (48,416)    $(1,076,897)
                        ========    ============    =========   ============      ===           ===        =======     ===========

                                                           FOCUSED MID-CAP GROWTH PORTFOLIO+
                       ------------------------------------------------------------------------------------------------------------
                                             CLASS A                                            CLASS B
                       ------------------------------------------------------  ----------------------------------------------------
                                                         FOR THE PERIOD                                         FOR THE PERIOD
                           FOR THE YEAR ENDED            AUGUST 3, 2005@           FOR THE YEAR ENDED           AUGUST 3, 2005@
                            OCTOBER 31, 2006        THROUGH OCTOBER 31, 2005        OCTOBER 31, 2006       THROUGH OCTOBER 31, 2005
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold (3)         3,330,574   $ 44,112,775    2,933,140   $ 36,522,892     67,450      $ 945,881      4,581       $ 56,224
Reinvested dividends        4,560         60,835           --             --         --             --         --             --
Shares redeemed(3)     (1,105,933)   (15,523,064)        (636)        (7,636)   (18,524)      (258,587)        (6)           (71)
                        --------    ------------    ---------   ------------    -------      ---------      ------      --------
Net increase
   (decrease)           2,229,201   $ 28,650,546    2,932,504   $ 36,515,256     48,926      $ 687,294      4,575       $ 56,153
                        ========    ============    =========   ============    =======      =========      ======      ========

                                             CLASS C                                            CLASS I
                       ------------------------------------------------------  ----------------------------------------------------
                                                         FOR THE PERIOD                                         FOR THE PERIOD
                           FOR THE YEAR ENDED            AUGUST 3, 2005@           FOR THE YEAR ENDED           AUGUST 3, 2005@
                            OCTOBER 31, 2006        THROUGH OCTOBER 31, 2005        OCTOBER 31, 2006       THROUGH OCTOBER 31, 2005
                       --------------------------  --------------------------  -------------------------  -------------------------
                          SHARES       AMOUNT         SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                       -----------  -------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold              304,470     $4,236,992       8,585        $105,387        --           $--          2,005       $25,050
Reinvested dividends          --             --          --              --         3            46             --            --
Shares redeemed          (73,764)    (1,015,837)         --              --        --            --             --            --
                         -------     ----------       -----        --------       ---           ---          -----       -------
Net increase
   (decrease)            230,706     $3,221,155       8,585        $105,387         3           $46          2,005       $25,050
                         =======     ==========       =====        ========       ===           ===          =====       =======

(1) For the year ended October 31, 2006, includes automatic conversion of 688,826 shares of Class B shares in the amount of $14,933,011 to 641,666 shares of Class A in the amount of $14,933,011.

(2) For the year ended October 31, 2005, includes automatic conversion of 1,228,546 shares of Class B shares in the amount of $23,743,638 to 1,151,648 shares of Class A in the amount of $23,743,638.

(3) For the year ended October 31, 2006, includes automatic conversion of 1,950 shares of Class B shares in the amount of $27,146 to 1,942 shares of Class A in the amount of $27,146.

+    See Note 1

@    Commencement of operations.

                                                          FOCUSED SMALL-CAP GROWTH PORTFOLIO+
                         ----------------------------------------------------------------------------------------------------
                                               CLASS A                                            CLASS B
                         --------------------------------------------------  ------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED       FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ---------  -----------
Shares sold(1)(2)(3)(4)   4,154,398  $ 76,641,456   3,113,488  $ 54,753,237    266,269   $  4,721,349   414,300   $ 6,891,610
Reinvested dividends      1,042,934    18,991,831          --            --    182,256      3,118,396        --            --
Shares redeemed(1)(2)    (5,149,070)  (94,771,380) (3,739,031)  (68,948,924)  (570,835)   (10,119,404) (554,604)   (9,292,945)
                         ----------  ------------  ----------  ------------   --------   ------------  --------   -----------
Net increase (decrease)      48,262  $    861,907    (625,543) $(14,195,687)  (122,310)  $ (2,279,659) (140,304)  $(2,401,335)
                         ==========  ============  ==========  ============   ========   ============  ========   ===========

                                               CLASS C                                            CLASS I
                         --------------------------------------------------  ------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED       FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006         OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ----------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ---------  -----------
Shares sold                 751,476  $ 13,353,330       1,107  $ 18,596,713    278,598   $ 5,384,559    118,506   $ 2,113,294
Reinvested dividends        353,501     6,027,198          --            --     39,371       726,791         --            --
Shares redeemed(3)(4)    (1,382,736)  (24,441,272) (1,160,843)  (19,322,473)  (335,795)   (6,120,321)  (152,936)   (2,793,475)
                         ----------  ------------  ----------  ------------   --------   -----------   --------   -----------
Net increase (decrease)    (277,759) $ (5,060,744)    (53,128) $   (725,760)   (17,826)  $    (8,971)   (34,430)  $  (680,181)
                         ==========  ============  ==========  ============   ========   ===========   ========   ===========

                                                            FOCUSED LARGE-CAP VALUE PORTFOLIO
                         ------------------------------------------------------------------------------------------------------
                                               CLASS A                                             CLASS B
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006          OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(5)(6)(7)(8)   4,213,158  $ 71,326,302   3,458,900  $ 54,367,581    294,142   $  4,844,786     323,786  $  4,921,700
Reinvested dividends      1,192,798    19,895,869     216,051     3,355,273     88,496      1,415,051      17,885       267,896
Shares redeemed(5)(6)    (5,093,781)  (88,679,401) (2,631,379)  (41,656,751)  (863,833)   (14,258,823) (1,204,203)  (18,298,087)
                         ----------  ------------  ----------  ------------   --------   ------------  ----------  ------------
Net increase (decrease)     312,175  $  2,542,770   1,043,572  $ 16,066,103   (481,195)  $ (7,998,986)   (862,532) $(13,108,491)
                         ==========  ============  ==========  ============   ========   ============  ==========  ============

                                               CLASS C
                         --------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005
                         ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------
Shares sold                 440,437  $  7,286,195     553,111  $  8,403,871
Reinvested dividends        180,903     2,896,262      31,151       467,318
Shares redeemed(7)(8)    (1,104,681)  (18,232,919) (1,412,362)  (21,538,235)
                         ----------  ------------  ----------  ------------
Net increase (decrease)    (483,341) $ (8,050,462)   (828,100) $(12,667,046)
                         ==========  ============  ==========  ============

(1) For the year ended October 31, 2006, includes automatic conversion of 60,482 shares of Class B shares in the amount of $1,070,741 to 56,676 shares of Class A in the amount of $1,070,741.

(2) For the year ended October 31, 2005, includes automatic conversion of 68,791 shares of Class B shares in the amount of $1,153,091 to 65,129 shares of Class A in the amount of $1,153,091.

(3) For the year ended October 31, 2006, includes automatic conversion of 3,500 shares of Class C shares in the amount of $60,652 to 3,267 shares of Class A in the amount of $60,652.

(4) For the year ended October 31, 2005, includes automatic conversion of 338 shares of Class C shares in the amount of $5,714 to 318 shares of Class A in the amount of $5,714.

(5) For the year ended October 31, 2006, includes automatic conversion of 225,619 shares of Class B shares in the amount of $3,750,464 to 215,630 shares of Class A in the amount of $3,750,464.

(6) For the year ended October 31, 2005, includes automatic conversion of 477,864 shares of Class B shares in the amount of $7,245,628 to 459,768 shares of Class A in the amount of $7,245,628.

(8) For the year ended October 31, 2006, includes automatic conversion of 378 shares of Class shares in the amount of $6,363 to 362 shares of Class A in the amount of $6,363.

+    See Note 1

                                                            FOCUSED MULTI-CAP VALUE PORTFOLIO
                         ------------------------------------------------------------------------------------------------------
                                               CLASS A                                            CLASS B
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006          OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(2)         2,551,212  $ 56,360,160   2,689,928  $ 56,092,209     563,503  $ 11,918,956   1,542,381  $ 31,106,615
Reinvested dividends        827,023    16,937,422          --            --     600,984    11,875,453          --            --
Shares redeemed(1)(2)    (2,986,706)  (65,829,925) (2,861,198)  (59,425,645) (2,283,947)  (47,461,115) (3,030,823)  (61,476,751)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)     391,529  $  7,467,657    (171,270) $ (3,333,436) (1,119,460) $(23,666,706) (1,488,442) $(30,370,136)
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                               CLASS C
                         --------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005
                         ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------
Shares sold                 654,625  $ 13,840,252     680,800  $ 13,824,210
Reinvested dividends        693,374    13,687,196          --            --
Shares redeemed          (2,320,901)  (48,289,030) (2,668,903)  (54,146,357)
                         ----------  ------------  ----------  ------------
Net increase (decrease)    (972,902) $(20,761,582) (1,988,103) $(40,322,147)
                         ==========  ============  ==========  ============

                                                            FOCUSED MID-CAP VALUE PORTFOLIO+
                         ------------------------------------------------------------------------------------------------------
                                               CLASS A                                             CLASS B
                         --------------------------------------------------  --------------------------------------------------
                                                        FOR THE PERIOD                                      FOR THE PERIOD
                            FOR THE YEAR ENDED          AUGUST 3, 2005@         FOR THE YEAR ENDED          AUGUST 3, 2005@
                             OCTOBER 31, 2006      THROUGH OCTOBER 31, 2005      OCTOBER 31, 2006      THROUGH OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(3)            3,350,812  $ 44,523,047   2,935,717  $ 36,636,761    90,386     $1,248,679      9,841      $122,859
Reinvested dividends         28,950       381,843          --            --        75            987         --            --
Shares redeemed(3)       (1,104,368)  (15,513,287)       (650)       (7,912)  (20,066)      (278,939)    (1,276)      (15,844)
                         ----------  ------------   ---------  ------------   -------     ----------     ------      --------
Net increase (decrease)   2,275,394  $ 29,391,603   2,935,067  $ 36,628,849    70,395     $  970,727      8,365      $107,015
                         ==========  ============   =========  ============   =======     ==========     ======      ========

                                               CLASS C                                             CLASS I
                         --------------------------------------------------  --------------------------------------------------
                                                        FOR THE PERIOD                                      FOR THE PERIOD
                            FOR THE YEAR ENDED          AUGUST 3, 2005@         FOR THE YEAR ENDED          AUGUST 3, 2005@
                             OCTOBER 31, 2006      THROUGH OCTOBER 31, 2005      OCTOBER 31, 2006      THROUGH OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold                226,742    $3,115,093     36,534      $451,193        --          $ --         2,005       $25,050
Reinvested dividends           367         4,839         --            --        18           242            --            --
Shares redeemed            (31,483)     (430,050)        --            --        --            --            --            --
                           -------    ----------     ------      --------       ---          ----         -----       -------
Net increase (decrease)    195,626    $2,689,882     36,534      $451,193        18          $242         2,005       $25,050
                           =======    ==========     ======      ========       ===          ====         =====       =======

(1) For the year ended October 31, 2006, includes automatic conversion of 277,085 shares of Class B shares in the amount of $5,787,538 to 266,713 shares of Class A in the amount of $5,787,538.

(2) For the year ended October 31, 2005, includes automatic conversion of 177,482 shares of Class B shares in the amount of $3,621,729 to 172,299 shares of Class A in the amount of $3,621,729.

(3) For the year ended October 31, 2006, includes automatic conversion of 918 shares of Class B shares in the amount of $12,458 to 914 shares of Class A in the amount of $12,458.

+    See Note 1

@    Commencement of operations.

                                                            FOCUSED SMALL-CAP VALUE PORTFOLIO+
                         --------------------------------------------------------------------------------------------------------
                                                CLASS A                                              CLASS B
                         ----------------------------------------------------  --------------------------------------------------
                             FOR THE YEAR ENDED         FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                              OCTOBER 31, 2006           OCTOBER 31, 2005          OCTOBER 31, 2006          OCTOBER 31, 2005
                         -------------------------  -------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                         ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Shares sold(1)(2)(3)      2,090,268  $  39,652,059   3,906,810  $  82,755,730     253,399  $  4,452,112     627,252  $ 12,595,580
Reinvested dividends      3,002,088     54,337,729   1,736,866     36,161,549     630,635    10,575,754     385,879     7,597,968
Shares redeemed(1)(2)    (9,103,588)  (167,357,544) (5,929,932)  (125,650,015) (1,518,092)  (26,528,924) (1,389,899)  (27,652,087)
                         ----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease)  (4,011,232) $ (73,367,756)   (286,256) $  (6,732,736)   (634,058) $(11,501,058)   (376,768) $ (7,458,539)
                         ==========  =============  ==========  =============  ==========  ============  ==========  ============

                                               CLASS C
                         --------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005
                         ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------
Shares sold                 661,412  $ 11,605,994   1,434,605  $ 28,910,221
Reinvested dividends      1,106,093    18,593,424     588,690    11,614,851
Shares redeemed(3)       (2,458,556)  (42,959,127) (1,625,978)  (32,357,866)
                         ----------  ------------  ----------  ------------
Net increase (decrease)    (691,051) $(12,759,709)    397,317  $  8,167,206
                         ==========  ============  ==========  ============

                                                           FOCUSED GROWTH AND INCOME PORTFOLIO
                         ------------------------------------------------------------------------------------------------------
                                               CLASS A                                             CLASS B
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006          OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(4)(5)(6)      1,748,951  $ 31,708,565   1,915,401  $ 31,166,288     262,650  $  4,528,646     320,301  $  4,954,083
Reinvested dividends         54,373       960,224          --            --          --            --          --            --
Shares redeemed(4)(5)    (2,095,190)  (37,526,823) (2,549,667)  (41,635,062) (1,300,774)  (22,052,510) (1,773,742)  (27,554,130)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)    (291,866) $ (4,858,034)   (634,266) $(10,468,774) (1,038,124) $(17,523,864) (1,453,441) $(22,600,047)
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                               CLASS C                                            CLASS X+
                         --------------------------------------------------  --------------------------------------------------
                            FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006          OCTOBER 31, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold                 603,984  $ 10,579,335     477,531  $  7,375,949       --          $--         233,016  $  3,794,699
Reinvested dividends             --            --          --            --       --           --              --            --
Shares redeemed(6)       (1,840,077)  (31,085,861) (3,058,816)  (47,458,661)      --           --      (2,630,413)  (42,661,599)
                         ----------  ------------  ----------  ------------      ---          ---      ----------  ------------
Net increase (decrease)  (1,236,093) $(20,506,526) (2,581,285) $(40,082,712)      --          $--      (2,397,397) $(38,866,900)
                         ==========  ============  ==========  ============      ===          ===      ==========  ============

(1) For the year ended October 31, 2006, includes automatic conversion of 356,205 shares of Class B shares in the amount of $6,265,081 to 329,964 shares of Class A in the amount of $6,265,081.

(2) For the year ended October 31, 2005, includes automatic conversion of 587,229 shares of Class B shares in the amount of $11,657,883 to 554,304 shares of Class A in the amount of $11,657,883.

(3) For the year ended October 31, 2006, includes automatic conversion of 457 shares of Class C shares in the amount of $7,728 to 424 shares of Class A in the amount of $7,728.

(4) For the year ended October 31, 2006, includes automatic conversion of 332,181 shares of Class B shares in the amount of $5,661,377 to 315,376 shares of Class A in the amount of $5,661,377.

(5) For the year ended October 31, 2005, includes automatic conversion of 361,952 shares of Class B shares in the amount of $5,615,005 to 344,231 shares of Class A in the amount of $5,615,005.

(6) For the year ended October 31, 2006, includes automatic conversion of 2,596 shares of Class C shares in the amount of $45,049 to 2,462 shares of Class A in the amount of $45,049.

+    See Note 1

                                                          FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                             -----------------------------------------------------------------------------------------------
                                                  CLASS A                                          CLASS B
                             -------------------------------------------------  --------------------------------------------
                                FOR THE YEAR ENDED        FOR THE YEAR ENDED      FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                 OCTOBER 31, 2006          OCTOBER 31, 2005        OCTOBER 31, 2006       OCTOBER 31, 2005
                             ------------------------  -----------------------  ---------------------  ---------------------
                               SHARES       AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                             ----------  ------------  ---------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)          3,742,046  $ 73,989,504  1,579,241  $ 27,448,607   302,314  $ 5,875,690   264,224  $ 4,500,256
Reinvested dividends            894,048    16,462,037    444,320     7,513,444    51,716      933,132    25,028      415,709
Shares redeemed(1)(2)(4)(5)  (2,673,923)  (53,758,160)  (958,253)  (17,007,949) (190,352)  (3,683,729) (210,437)  (3,627,796)
                             ----------  ------------  ---------  ------------  --------  -----------  --------  -----------
Net increase (decrease)       1,962,171  $ 36,693,381  1,065,308  $ 17,954,102   163,678  $ 3,125,093    78,815  $ 1,288,169
                             ==========  ============  =========  ============  ========  ===========  ========  ===========

                                                CLASS C
                             --------------------------------------------
                               FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                OCTOBER 31, 2006      OCTOBER 31, 2005
                             ---------------------  ---------------------
                              SHARES      AMOUNT     SHARES      AMOUNT
                             --------  -----------  --------  -----------
Shares sold                   433,049  $ 8,371,382   464,419  $ 7,882,911
Reinvested dividends          132,410    2,385,174    68,686    1,138,817
Shares redeemed(3)           (476,962)  (9,258,367) (395,327)  (6,773,239)
                             --------  -----------  --------  -----------
Net increase (decrease)        88,497  $ 1,498,189   137,778  $ 2,248,489
                             ========  ===========  ========  ===========

                                                                FOCUSED TECHNOLOGY PORTFOLIO
                             --------------------------------------------------------------------------------------------------
                                                   CLASS A                                           CLASS B
                             --------------------------------------------------  ----------------------------------------------
                                FOR THE YEAR ENDED        FOR THE YEAR ENDED       FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                 OCTOBER 31, 2006          OCTOBER 31, 2005         OCTOBER 31, 2006        OCTOBER 31, 2005
                             ------------------------  ------------------------  ---------------------  -----------------------
                               SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                             ----------  ------------  ----------  ------------  --------  -----------  ----------  -----------
Shares sold(6)(7)             2,437,851  $ 16,030,884   3,449,862  $ 19,891,628   289,186  $ 1,815,513     530,679  $ 2,914,226
Reinvested dividends                 --            --          --            --        --           --          --           --
Shares redeemed(6)(7)        (3,990,228)  (25,502,465) (2,806,694)  (15,825,844) (941,177)  (5,778,255) (1,308,557)  (7,169,325)
                             ----------  ------------  ----------  ------------  --------  -----------  ----------  -----------
Net increase (decrease)      (1,552,377) $ (9,471,581)    643,168  $  4,065,784  (651,991) $(3,962,742)   (777,878) $(4,255,099)
                             ==========  ============  ==========  ============  ========  ===========  ==========  ===========

                                                  CLASS C
                             ------------------------------------------------
                                FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                 OCTOBER 31, 2006         OCTOBER 31, 2005
                             -----------------------  -----------------------
                               SHARES       AMOUNT      SHARES       AMOUNT
                             ----------  -----------  ----------  -----------
Shares sold                     784,998  $ 5,018,384     978,179  $ 5,331,849
Reinvested dividends                 --           --          --           --
Shares redeemed              (1,498,558)  (9,189,427) (1,711,831)  (9,307,696)
                             ----------  -----------  ----------  -----------
Net increase (decrease)        (713,560) $(4,171,043)   (733,652) $(3,975,847)
                             ==========  ===========  ==========  ===========

(1) For the year ended October 31, 2006, includes automatic conversion of 29,578 shares of Class B shares in the amount of $579,302 to 28,903 shares of Class A in the amount of $579,302.

(2) For the year ended October 31, 2005, includes automatic conversion of 38,545 shares of Class B shares in the amount of $668,367 to 37,749 shares of Class A in the amount of $668,367.

(3) For the year ended October 31, 2006, includes automatic conversion of 56,477 shares of Class C shares in the amount of $774,508 to 53,093 shares of Class A in the amount of $774,508.

(4) For the year ended October 31, 2006 net of redemption fees of $4,711, $283 and $655 for Class A, Class B and Class C shares, respectively.

(5) For the year ended October 31, 2005 net of redemption fees of $19,620, $1,260 and $3,406 for Class A, Class B and Class C shares, respectively.

(6) For the year ended October 31, 2006, includes automatic conversion of 64,584 shares of Class B shares in the amount of $404,375 to 62,322 shares of Class A in the amount of $404,375.

(7) For the year ended October 31, 2005, includes automatic conversion of 65,071 shares of Class B shares in the amount of $356,027 to 63,130 shares of Class A in the amount of $356,027.

                                                               FOCUSED DIVIDEND STRATEGY PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                                                   CLASS A                                             CLASS B
                             --------------------------------------------------  --------------------------------------------------
                                FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 OCTOBER 31, 2006          OCTOBER 31, 2005          OCTOBER 31, 2006          OCTOBER 31, 2005
                             ------------------------  ------------------------  ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(2)(3)          1,308,127  $ 18,233,824   1,468,992  $ 18,653,168     313,307  $  4,337,773     453,286  $  5,767,910
Reinvested dividends             38,705       524,191      65,188       825,159      12,149       161,554      39,906       503,876
Shares redeemed(1)(2)        (1,772,229)  (24,147,907) (2,394,411)  (30,195,352) (1,217,820)  (16,566,036) (1,443,097)  (18,101,898)
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)        (425,397) $ (5,389,892)   (860,231) $(10,717,025)   (892,364) $(12,066,709)   (949,905) $(11,830,112)
                             ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                   CLASS C
                             --------------------------------------------------
                                FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 OCTOBER 31, 2006          OCTOBER 31, 2005
                             ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
                             ----------  ------------  ----------  ------------
Shares sold                     564,928  $  7,768,167   1,005,386  $ 12,765,060
Reinvested dividends             22,753       302,766      64,541       814,359
Shares redeemed(3)(4)        (1,658,953)  (22,597,352) (2,156,174)  (27,084,855)
                             ----------  ------------  ----------  ------------
Net increase (decrease)      (1,071,272) $(14,526,419) (1,086,247) $(13,505,436)
                             ==========  ============  ==========  ============

(1) For the year ended October 31, 2006, includes automatic conversion of 421,466 shares of Class B shares in the amount of $5,762,077 to 419,546 shares of Class A in the amount of $5,762,077.

(2) For the year ended October 31, 2005, includes automatic conversion of shares 326,350 of Class B shares in the amount of $4,040,221 to 325,044 shares of Class A in the amount of $4,040,221.

(3) For the year ended October 31, 2006, includes automatic conversion of 932 shares of Class C shares in the amount of $12,734 to 928 shares of Class A in the amount of $12,734.

(4) For the year ended October 31, 2005, includes automatic conversion of 509 shares of Class C shares in the amount of $6,187 to 507 shares of Class A in the amount of $6,187.

NOTE 9. DIRECTORS' RETIREMENT PLAN

The Directors of AIG SunAmerica Focused Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Directors who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%. On December 6, 2006, the Board of Directors approved amendments to the Retirement Plan allowing Directors with 10 years of consecutive service to become a participant regardless of age, along with certain other changes.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                           RETIREMENT PLAN   RETIREMENT PLAN   RETIREMENT PLAN
                                              LIABILITY          EXPENSE           PAYMENTS
                                           ---------------   ---------------   ---------------
PORTFOLIO                                                 AS OF OCTOBER 31, 2006
---------                                  ---------------------------------------------------
Focused Equity Strategy                        $ 17,359          $ 8,173            $  437
Focused Multi-Asset Strategy                     18,729            9,625               436
Focused Balanced Strategy                        15,845            6,435               438
Focused Fixed Income and Equity Strategy          2,736              982                81
Focused Fixed Income Strategy                     1,074              396                32
Focused Large-Cap Growth                        172,461           21,344             8,083
Focused Multi-Cap Growth                         53,621            5,553             3,124
Focused Mid-Cap Growth                              413              413                --
Focused Small-Cap Growth                         13,105            4,682               380
Focused Large-Cap Value                          25,014            7,211               946
Focused Multi-Cap Value                          53,704            7,810             2,162
Focused Mid-Cap Value                               653              653                --
Focused Small-Cap Value                          26,692            6,303             1,053
Focused Growth and Income                        31,240            4,702             1,361
Focused International Equity                      8,569            3,441               240
Focused Technology                                9,768            1,437               452
Focused Dividend Strategy                        16,572            2,638               826

NOTE 10. LINES OF CREDIT

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit which is included in the other expenses line on the Statement of Operations.


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Borrowings under the line of credit will commence when the respective
Portfolio's cash shortfall exceeds $100,000. During the year ending October 31, 2006, the following Portfolios had borrowings:

                                   DAYS      INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                      OUTSTANDING    CHARGES     UTILIZED         INTEREST
---------                      -----------   --------   ------------   ----------------
Focused Large-Cap Growth            87        $16,008    $1,169,723          5.62%
Focused Mulit-Cap Growth            24            820       214,200          5.73
Focused Mid-Cap Growth              11          1,078       667,231          5.25
Focused Small-Cap Growth            42          2,584       439,608          4.97
Focused Large-Cap Value            182         22,099       791,657          5.46
Focused Multi-Cap Value             19          1,725       683,527          4.79
Focused Mid-Cap Value               25          1,655       452,748          5.38
Focused Small-Cap Value             21          3,396     1,188,068          5.17
Focused Growth and Income           40          2,680       486,579          4.90
Focused International Equity        38          6,799     1,229,699          5.22
Focused Technology                 139          4,155       192,703          5.61
Focused Dividend Strategy           70         18,641     1,889,742          5.01

At October 31, 2006, the Focused Large-Cap Growth Portfolio and the Focused Large-Cap Value Portfolio had $2,461,606 and $673,147, respectively, in borrowings outstanding at an interest rate of 5.81%.

NOTE 11. INTERFUND LENDING AGREEMENT

Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other and other investment companies advised by AIG SunAmerica or an affiliate for temporary or emergency purposes. An interfund loan will be made under this facility only if the lines of credit are not available and the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended October 31, 2006, none of the Portfolios participated in the program.

NOTE 12. INVESTMENT CONCENTRATION

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At October 31, 2006, the Focused International Equity Portfolio had approximately 17.2% and 15.8% of its net assets invested in equity securities of companies domiciled in Japan and Switzerland, respectively.

NOTE 13. OTHER INFORMATION

On February 9, 2006, AIG, the parent company and an affiliated person of the Adviser and the Distributor announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.


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

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and the distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Portfolios. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Portfolios.

NOTE 14. SUBSEQUENT EVENTS

On November 9, 2006, the Board of Directors of the Fund approved the termination of the current Subadvisory Agreement between AIG SunAmerica and Credit Suisse Asset Management, LLC ("CSAM") and approved a new Subadvisory Agreement between Thornburg Investment Management, LLC ("Thornburg") and AIG SunAmerica with respect to the Focused Multi-Cap Growth Portfolio. Effective November 18, 2006, Thornburg, assumed subadvisory responsibilities for the portion of assets previously managed by CSAM pursuant to the new Subadvisory Agreement with AIG SunAmerica.

On December 5, 2006, the Board of Directors of the Fund approved the termination of the current Subadvisory Agreement between AIG SunAmerica and Fred Alger Management, Inc. ("Alger") and approved a new Subadvisory Agreement between BlackRock Investment Management, LLC ("BlackRock") and AIG SunAmerica with respect to the Focused Large-Cap Growth Portfolio. Effective December 18, 2006, BlackRock, assumed subadvisory responsibilities for the portion of assets previously managed by Alger pursuant to the new Subadvisory Agreement with AIG SunAmerica.

On December 6, 2006, the Board of Directors of the Fund approved the termination of the current Subadvisory Agreement between AIG SunAmerica and Boston Partners Asset Management, L.P. and approved a new Subadvisory Agreement between Dreman Value Management, LLC and AIG SunAmerica with respect to the Focused Small-Cap Value Portfolio. On or about January 2, 2007, Dreman will assume subadvisory responsibilities for the portion of assets previously managed by Boston Partners pursuant to the new Subadvisory Agreement with AIG SunAmerica.

On August 4, 2006, Munder Capital Management ("Munder") a Subadviser to the Focused Mid-Cap Growth Portfolio, announced that its management team had partnered with two private equity firms. Crestview Capital Partners, L.P. and Grail Partners, LLC to acquire Comerica Incorporated's interest in Munder (the "Transaction"). Pursuant to the 1940 Act the consummation of the Transaction will constitute a change in control of Munder and will result in the assignment and subsequent termination of the current Subadvisory Agreement. On November 9, 2006, the Board of Directors of the Fund, approved the new Subadvisory Agreement between AIG SunAmerica and Munder with respect to the portfolio, to be effective upon the consummation of the Transaction.

On November 21, 2006, the names of the Focus Multi-Cap Growth Portfolio and the Focus Multi-Cap Value Portfolio were changed to the Focused Growth Portfolio and Focused Value Portfolio, respectively.


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

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF SUNAMERICA FOCUSED SERIES, INC:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the seventeen portfolios constituting SunAmerica Focused Series, Inc. (hereafter referred to as the "Fund") at October 31, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of SunAmerica Focused Dividend Strategy Portfolio for each of the periods ended on or before September 30, 2003 were audited by other auditors whose report dated November 17, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Houston, Texas
December 20, 2006


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

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS -- OCTOBER 31, 2006 -- (UNAUDITED)

The Board of Directors (the "Board"), including the Directors that are not interested persons of the Fund, AIG SunAmerica and the subadvisers listed below, within the meaning of the 1940 Act (the "Disinterested Directors"), approved the continuation of the Investment Advisory and Management Agreement between the Fund on behalf of each of its Portfolios, and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2007, at a meeting held on August 29, 2006. At this same meeting, the Board also approved the continuation of the Subadvisory Agreements between AIG SunAmerica and BAMCO, Inc. ("BAMCo"), Boston Partners Asset Management, L.P. ("Boston Partners"), Credit Suisse Asset Management, LLC ("CSAM"), Deutsche Asset Management Inc. ("DAMI"), Dreman Value Management L.L.C., ("Dreman"), Eagle Asset Management, Inc. ("Eagle"), Fred Alger Management, Inc. ("Alger"), Fund Asset Management, L.P. doing business as Mercury Advisors ("Mercury"), Harris Associates, L.P. ("Harris"), Henderson Global Investors ("Henderson"), Janus Capital Corporation ("Janus"), J.P. Morgan Investment Management Inc., ("J.P. Morgan"), Keeley Asset Management Corp. ("Keeley"), Kinetics Asset Management, Inc. ("Kinetics"), Marsico Capital Management, LLC ("Marsico"), Munder Capital Management ("Munder"), Oberweis Asset Management, Inc. ("Oberweis"), RCM Capital Management LLC ("RCM"), Reich & Tang Asset Management, LLC ("Reich & Tang"), Third Avenue Management, LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg"), TimesSquare Asset Management, LLC ("TimesSquare") (each a "Subadviser" and collectively the "Subadvisers") with respect to the various Portfolios, for a one-year period ending August 31, 2007. The following table lists each subadviser and its respective Portfolio, for which the Board approved the renewal of a Subadvisory Agreement.

PORTFOLIO                                SUBADVISER
---------                                ----------
Focused Large-Cap Growth Portfolio       Alger
                                         Marsico
                                         Navellier
Focused Large-Cap Value Portfolio        Dreman
                                         Mercury
Focused Mid-Cap Growth Portfolio         Eagle
                                         TimesSquare
                                         Munder
Focused Mid-Cap Value Portfolio          Kinetics
                                         Reich & Tang
                                         Keeley
Focused Multi-Cap Growth Portfolio       CSAM
                                         Janus
Focused Multi-Cap Value Portfolio        J.P. Morgan
                                         Third Avenue
                                         Northern Trust
Focused Small-Cap Growth Portfolio       BAMCO
                                         DAMI
                                         Oberweis
Focused Small-Cap Value Portfolio        Boston Partners
Focused International Equity Portfolio   Harris
                                         Henderson
                                         Marsico
Focused Growth and Income Portfolio      Marsico
                                         Thornburg
Focused Technology Portfolio             BAMCO
                                         RCM


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

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND SUBADVISERS

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by AIG SunAmerica and the Subadvisers. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing any such service provided by any others retained by the Funds, including the Subadviser), and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board further noted that AIG SunAmerica provides and compensates a Chief Compliance Officer for the Funds and reviewed information concerning AIG SunAmerica's compliance staff. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios, and the level and process of monitoring the portfolio managers, and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality portfolio managers and other personnel; (ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) the Adviser was responsive to requests of the Board; and (iv) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual fund and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients, including approximately 130 registered mutual funds and the fact that as of June 30, 2006 AIG SunAmerica managed, advised an/or administered approximately $44.7 billion of assets.

With respect to the Portfolios for which AIG SunAmerica has delegated daily investment management responsibilities to the Subadvisers, the Board also considered the nature, quality and extent of services provided by each Subadviser. The Board observed that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each Portfolio for which it serves as Subadviser. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel responsible for providing subadvisory services to the Portfolios and concluded, based on their experience with the Subadvisers, that (i) each Subadviser was able to retain high quality portfolio managers and other investment personnel; (ii) each Subadviser exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the various Subadvisory Agreements; and (iii) that each Subadviser was responsive to requests of the Board and of AIG SunAmerica. With respect to the administrative services provided by each


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

Subadviser, the Board considered that each Subadviser provides general marketing assistance and has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of each Portfolio as set forth in the prospectus. The Board concluded that the nature and extent of services provided by each Subadviser under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's and each Subadviser's compliance and regulatory history, and noted that neither AIG SunAmerica nor the Subadvisers had been the target of any regulatory actions or investigations that could potentially affect its ability to provide investment management and advisory services to the Portfolios.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER AND SUBADVISERS

The Board also reviewed and considered the performance of the Portfolios. In preparation for the August 29, 2006 meeting, the Board was provided with reports independently prepared by Lipper, Inc. ("Lipper"). In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio's peer group ("Peer Group") and peer universe ("Peer Universe"), as determined by Lipper, and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Portfolios periodically throughout the year.

Based on the Lipper reports, the Board reviewed each Portfolio's annualized total return, as applicable, for the prior one-, two-, three-, four-, five- and ten-year (or since inception of the Portfolio if it does not have ten-years of operating history) periods ended June 30, 2006. The Board also received a report prepared by AIG SunAmerica that detailed the performance of the Portfolios, or the portion of assets of a Portfolio, for which AIG SunAmerica retains daily investment responsibilities, for the one-, three-, six- and nine-month periods ended July 31, 2006. Finally, the Board considered a report prepared by AIG SunAmerica that detailed the performance of each Subadviser with respect to the portion of assets that they manage, for the one-, two- and three-year periods, as well as the three most recently completed fiscal quarters, ended June 30, 2006 as compared to each Portfolio's respective category as determined by Morningstar, Inc. ("Morningstar").

With respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio, Focused Balanced Asset Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio (collectively, the "Focused Strategy Portfolios"), the Board considered the performance for the prior one-, two- and three-year periods as well as the period since inception, through June 30, 2006. Specifically, with respect to the Focused Equity Strategy Portfolio and Focused Fixed Income and Equity Strategy Portfolio, the Board considered that the Portfolios had each ranked in the third quintile of its Peer Universe during each of the last three years and in the second quintile since each Portfolio's inception. The Board also considered that the Focused Multi-Asset Strategy Portfolio ranked in the either the first or second quintile during each of the periods considered. With respect to the Focused Balanced Strategy Portfolio the Board considered that while the Portfolio ranked in the fourth quintile in the last one- and two-year periods, it had ranked in the second quintile since its inception. Finally, the Board considered that the Focused Fixed Income Strategy had performed in the third quintile for the past one-year period, in the first quintile for the two-year period and in the fourth quintile for both the three-year period and since inception of the Portfolio.

For the Focused Large-Cap Growth Portfolio the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the one-, three- and five-year periods ended June 30, 2006. The Board further considered that performance rankings had dropped during more recent periods and noted that both Alger and Navellier had fourth quintile performance for the fiscal half-year ended June 30, 2006. The Board also noted that Marsico's performance had recently improved and now ranked in the third quartile of its Morningstar category.


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

For the Focused Large-Cap Value Portfolio the Board considered that the Portfolio ranked in the second quintile of its Peer Universe for the one-year period and the third quintile for the period since the Portfolio's inception. The Board further considered that Dreman's performance ranked in the first quartile of its Morningstar category for the fiscal quarter ended June 30, 2006, while Mercury and AIG SunAmerica's performance lagged, ranking in the fourth and third quartiles, respectively, for the same period.

For the Focused Multi-Cap Growth Portfolio the Board considered that while the Portfolio ranked in the fourth quintile of its Peer Universe for the one-year period that the Portfolio had strong performance over longer periods. Specifically, the Board noted that the Portfolio's performance ranked in the first quintile of its Peer Universe during the one- and two-year periods ended June 30, 2006, as well as since its inception. The Board further considered that both Janus and AIG SunAmerica ranked in the third quartile of the Morningstar category for fiscal-quarter ended June 30, 2006 and that CSAM ranked in the fourth quartile for this same period after ranking in the first quartile during the first fiscal quarter.

For the Focused Multi-Cap Value Portfolio the Board considered that the Portfolio ranked in the first or second quintile of its Peer Universe for the last one-, two-, three- and four-year periods. The Board further considered that Northern Trust's performance had recently declined from the first to the fourth quartile of its Morningstar category and that Third Avenue had consistently performed in the first quartile and J. P. Morgan in the first and second quartile during the two-year period ended June 30, 2006.

For the Focused Mid-Cap Growth Portfolio and Focused Mid-Cap Value Portfolio the Board considered that while the Portfolios did not have a full year of operating history that each Portfolio's performance did rank in the first quintile of its Peer Universe since the Portfolios' inception. The Board further considered that each of the Subadvisers for these Portfolios had strong performance during the Portfolios' first ten-months of operations, but that Eagle had continued to rank in the third quartile of the Morningstar category.

For the Focused Small-Cap Growth Portfolio the Board considered that the Portfolio ranked in the first quintile of its Peer Universe during the one-, two-, three-, four- and five-year periods. The Board further considered that both BAMCo and Oberweiss ranked in either the first or second quartile of the Morningstar category during the past one-year period ended June 30, 2006 and that DAMI's performance had recently improved from the fourth quartile to the second quartile during the fiscal-quarter ended June 30, 2006.

For the Focused Small-Cap Value Portfolio the Board considered that while the Portfolio had ranked in the fifth quintile of its Peer Universe during each of the past two years, the Board considered that the Portfolio had better longer term performance and that management had recently proposed, and the Board approved, a change in subadviser in an attempt to improve performance. Additionally, the Board considered that both Boston Partners and AIG SunAmerica's performance continued to lag, ranking in the third and fourth quartiles of the Morningstar category, respectively, for the second quarter ended June 30, 2006.

For the Focused Growth and Income Portfolio the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the one- and two-year periods, in the fourth quintile for the three-year period and in the first quintile since the Portfolio's inception. The Board also considered that AIG SunAmerica's performance has improved during recent periods and currently ranks in the first quintile of the Portfolio's Morningstar category for the quarter ended June 30, 2006, and that Thornburg has ranked in the first quartile for each of the last three fiscal quarters. Additionally, the Board noted that Marisco ranked in the fourth quartile for the second consecutive quarter, but that Marsico had stronger performance over longer periods.


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

For the Focused International Portfolio, the Board considered that the Portfolio ranked in the fourth and fifth quintiles of its Peer Universe during the one- and two-year periods respectively. The Board further noted, with respect to the Subadvisers for the Focused International Portfolio, that while Harris continued to provide strong performance, Marsico and Henderson each ranked in the fourth quartile of the Portfolio's Morningstar category during for the quarter ended June 30, 2006.

For the Focused Technology Portfolio the Board considered that the Portfolio ranked in the third quintile of its Peer Universe for the one-year period, the second quintile for the two-year period and the first quintile for both the three- and four-year periods. Additionally, the Board considered that AIG SunAmerica's performance continued to lag and was ranked in the fourth quartile of the Portfolio's Morningstar category for the two quarter-period ended June 30, 2006. The Board also considered that BAMCo had ranked in the third quartile for three straight quarters and that RCM's performance had improved during the quarter ended June 30, 2006.

For the Focused Dividend Strategy, the Board considered that for the one-year period the Portfolio ranked in the first quintile of its Peer Group and that the Portfolio's performance had improved from the fourth quintile for the two-year period and third quintile for the three-year period. The Board also considered that the Focused Dividend Strategy had first quartile performance for the seven-month period ended July 31, 2006.

In considering AIG SunAmerica's performance as investment adviser, the Board was provided with a presentation that compared the present and historical staffing levels and annual budget of the Investments Department. Based on this presentation, the Board noted that AIG SunAmerica had made significant enhancements to the Investments Department in an effort to improve the Portfolios performance. The Board noted that it would continue to monitor the performance of the Adviser and Subadvisers closely. In considering the performance of AIG SunAmerica and the Subadvisers, the Board did not rely upon comparisons with respect to AIG SunAmerica's or the Subadvisers' other advisory clients.

CONSIDERATION OF THE MANAGEMENT FEES AND SUBADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS REALIZED BY THE INVESTMENT ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS

The Board, including the Disinterested Directors, received and reviewed information regarding the fees paid by the Portfolios to AIG SunAmerica for investment advisory and management services and the fees paid by AIG SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided and any potential additional benefits received by AIG SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper. The reports showed comparative fee information of the Portfolios' Peer Groups and Peer Universes, including rankings within each category, as well as reports prepared by AIG SunAmerica. In considering the reasonableness of the management fee, the Board reviewed a number of expense comparisons, including: (i) contractual advisory and subadvisory fees; and (ii) actual total operating expenses. The Board also received information on fees charged by the Subadvisers for other advisory client including mutual funds, with a similar investment technique as each Portfolio for which they serve as subadviser. This information assisted the Board in considering what other clients pay the Subadvisers for similar services. The Board did not rely upon comparisons of the fees earned by AIG SunAmerica with respect to other investment advisory contracts. In considering the Portfolios' total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to each of the Portfolios, except the Focused Large-Cap Growth Portfolio. The Board compared the Portfolios' net expense ratios to those of other funds within each Portfolio's respective Peer Group


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

and/or Peer Universe as a guide to help assess the reasonableness of the Portfolios' management feed. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universe since the exact nature of services provided under the various funds' agreements is often not apparent. The Board noted that the comparative fee information provided by Lipper as a whole was useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds.

In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that each subadvised Portfolio pays a fee to AIG SunAmerica pursuant to the Advisory Agreement, and that, in turn, AIG SunAmerica and not the Funds, pay a fee to each Subadviser. Therefore, the Board considered the amount of the advisory fee retained by AIG SunAmerica and the fees paid to the Subadvisers in connection with the services provided. The Board also considered that certain Subadvisory Agreements contained breakpoints in the fee schedule that would adjust the subadvisory fee downward if the Portfolio increased its assets to certain levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in AIG SunAmerica retaining a larger portion of the advisory fee.

The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Portfolios. The Board reviewed financial statements relating to AIG SunAmerica's profitability and financial condition with respect to the services it provided the Portfolios and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred on a fund by fund basis by AIG SunAmerica and its affiliates in providing services to the Portfolios. Based on this information, the Board considered the revenues received by AIG SunAmerica under the Advisory Agreement, and where applicable, the Administrative Agreement. The Board also considered revenues received by AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Service Agreements. Additionally, the Board reviewed financial statements of each Subadviser and considered whether each Subadviser had the financial resources necessary to attract and retain high quality investment management personnel, continue to perform its obligations under the Subadvisory Agreement and to continue to provide the high quality of services that it had provided the respective Portfolio(s) to date.

With respect to indirect costs and benefits, the Board considered that (1) any indirect costs incurred by AIG SunAmerica in connection with rendering investment advisory services to the Portfolios are inconsequential based on management's judgment on the analysis of the adequacy of the advisory fees, and
(2) any collateral benefits derived as a result of providing advisory services to the Portfolios are DE MINIMIS according to management and do not impact upon the reasonableness of the advisory fee. The Board did, however, consider the reputational value to AIG SunAmerica from serving as investment adviser.

The Board concluded that AIG SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that it had provided to the Portfolios to date and that the profitability of the Adviser and its affiliates as a result of their relationships with the Portfolios was reasonable. The Board also concluded that the level of the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board considered whether the Portfolios have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. Based on the current management fee levels, the Board concluded that any potential economies of scale will be shared between shareholders and AIG SunAmerica in an appropriate manner. The Board considered that the funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations.

The Board concluded that the management fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including expense caps, in connection with contract renewals.

OTHER FACTORS

The Board also reviewed the reports from the past year on soft dollar commissions. These reports included information on brokers and total commissions paid for each Portfolio. The reports also detailed the types of research and services AIG SunAmerica obtained in connection with soft dollar commissions. The Board also considered the potential benefits the Adviser and Subadvisers derived from the Portfolios' soft dollar arrangements whereby brokers provide research to the Adviser and/or Subadvisers in return for allocating fund brokerage.

CONCLUSION

After a full and complete discussion, the Board approved the continuation of the Advisory Agreement for each of the Portfolios, and the Subadvisory Agreements with respect to the Focused Large-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Mid-Cap Growth Portfolio, Focused Mid-Cap Value Portfolio, Focused Multi-Cap Growth Portfolio, Focused Multi-Cap Value Portfolio, Focused Small-Cap Growth Portfolio, Focused Small-Cap Value Portfolio, Focused International Equity Portfolio, Focused Growth and Income Portfolio, Focused Technology Portfolio, for a one-year period ending August 31, 2007. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios' shareholders. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

SunAmerica Focused Portfolios

DIRECTOR AND OFFICER INFORMATION -- OCTOBER 31, 2006 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                       NUMBER OF
                                       TERM OF                                         PORTFOLIOS
                         POSITION    OFFICE AND                                         IN FUND
         NAME,           HELD WITH    LENGTH OF                                         COMPLEX
      ADDRESS AND       SUNAMERICA      TIME             PRINCIPAL OCCUPATIONS        OVERSEEN BY         OTHER DIRECTORSHIPS
    DATE OF BIRTH*        COMPLEX     SERVED(4)           DURING PAST 5 YEARS         DIRECTOR(1)         HELD BY DIRECTOR(2)
----------------------  ----------  ------------  ----------------------------------  -----------  ---------------------------------
DISINTERESTED DIRECTORS

Jeffrey S. Burum        Director    2004-present  Founder and CEO of Southern              42      None
DOB: February 27, 1963                            California Department
                                                  Corp./National Housing Development
                                                  Corp. (1992 to present); Founder,
                                                  Owner and Partner of Colonies
                                                  Crossroads, Inc. (1999 to
                                                  present); Owner and Managing
                                                  Member of Diversified Pacific
                                                  Development Group, LLC (1998 to
                                                  present).

Dr. Judith L. Craven    Director    2001-present  Retired.                                 90      Director, Belo Corporation (1992
DOB: October 6, 1945                                                                               to present); Director, Sysco
                                                                                                   Corporation (1996 to present);
                                                                                                   Director, Luby's, Inc. (1998 to
                                                                                                   present); Director, University of
                                                                                                   Texas Board of Regents (2001 to
                                                                                                   present).

William F. Devin        Director    2001-present  Retired.                                 90      Director, Boston Options Exchange
DOB: December 30, 1938                                                                             (1985 to present).

Samuel M. Eisenstat     Chairman    1986-present  Attorney, solo practitioner.             52      Director, North European Oil
DOB: March 7, 1940      of the                                                                     Royalty Trust.
                        Board

Stephen J. Gutman       Director    1986-present  Senior Associate, Corcoran Group         52      None
DOB: May 10, 1943                                 (Real Estate) (October
                                                  2003-present); President and
                                                  Member of Managing Directors, Beau
                                                  Brummel-Soho LLC (Licensing of
                                                  menswear specialty retailing and
                                                  other activities) (June 1988 to
                                                  present)

William J. Shea         Director    2004-present  President and CEO, Conseco, Inc.         52      Director, Boston Private Holdings
DOB: February 9, 1948                             (Financial Services) (2001- 2004);               (October 2004 to present)
                                                  Chairman of the Board of
                                                  Centennial Technologies, Inc.
                                                  (1998 to 2001)

INTERESTED DIRECTOR

Peter A. Harbeck(3)     Director    1995-present  President, CEO and Director, AIG         99      None
DOB: January 23, 1954                             SunAmerica (August 1995 to
                                                  present); Director, AIG SunAmerica
                                                  Capital Services, Inc. ("SACS")
                                                  (August 1993 to present) President
                                                  and CEO, AIG AdvisorGroup, Inc.
                                                  (June 2004 to present)

                                                                                   NUMBER OF
                                      TERM OF                                      PORTFOLIOS
                         POSITION   OFFICE AND                                      IN FUND        OTHER
         NAME,           HELD WITH   LENGTH OF                                      COMPLEX    DIRECTORSHIPS
      ADDRESS AND       SUNAMERICA     TIME           PRINCIPAL OCCUPATIONS       OVERSEEN BY     HELD BY
    DATE OF BIRTH*        COMPLEX    SERVED(4)         DURING PAST 5 YEARS        DIRECTOR(1)   DIRECTOR(2)
----------------------  ----------  ----------  --------------------------------  -----------  -------------
OFFICERS

Vincent M. Marra        President   2004-       Senior Vice President, AIG             N/A          N/A
DOB: May 28, 1950                   present     SunAmerica (February 2003 to
                                                Present); Chief Administrative
                                                Officer, Chief Operating Officer
                                                and Chief Financial Officer,
                                                Carret & Co., LLC (June 2002 to
                                                February 2003); President and
                                                Chief Operating Officer, Bowne
                                                Digital Solutions (1999 to May
                                                2002)

Donna M. Handel         Treasurer   2002-       Senior Vice President, AIG             N/A          N/A
DOB: June 25, 1966                  present     SunAmerica (December 2004 to
                                                Present); Vice President, AIG
                                                SunAmerica (1997 to December
                                                2004); Assistant Treasurer (1993
                                                to 2002)

Gregory N. Bressler     Secretary   September   Senior Vice President and              N/A          N/A
DOB: November 17, 1966  and Chief   2005 to     General Counsel, AIG SunAmerica
                        Legal       Present     (June 2005 to Present); Vice
                        Officer                 President and Director of U.S.
                                                Asset Management Compliance,
                                                Goldman Sachs Asset Management,
                                                L.P. (June 2004 to June 2005);
                                                Deputy General Counsel, Credit
                                                Suisse Asset Management, LLC.
                                                (June 2002-June 2004; Counsel,
                                                Credit Suisse Asset Management,
                                                LLC (January 2000-June 2002).

James Nichols           Vice        2006-       Director, President and CEO, AIG       N/A          N/A
DOB: April 7, 1966      President   Present     SACS (July 2006 to present);
                                                Senior Vice President, AIG
                                                SunAmerica Capital Services,
                                                Inc. ("SACS") (March 2002 to
                                                July 2006); Vice President, AIG
                                                SunAmerica (1995 to March 2002)

Steven Schoepke         Vice        2001-       Vice President, AIG SunAmerica         N/A          N/A
DOB: August 28, 1950    President   Present     (November 1997-Present)

                                                                                   NUMBER OF
                                      TERM OF                                      PORTFOLIOS
                         POSITION   OFFICE AND                                      IN FUND        OTHER
         NAME,           HELD WITH   LENGTH OF                                      COMPLEX    DIRECTORSHIPS
      ADDRESS AND       SUNAMERICA     TIME           PRINCIPAL OCCUPATIONS       OVERSEEN BY     HELD BY
    DATE OF BIRTH*        COMPLEX    SERVED(4)         DURING PAST 5 YEARS        DIRECTOR(1)   DIRECTOR(2)
----------------------  ----------  ----------  --------------------------------  -----------  -------------
Cynthia Gibbons         Vice        2002-       Vice President, AIG SunAmerica         N/A          N/A
DOB: December 6, 1967   President   present     and Variable Annuity Life
                        and Chief               Insurance Company (August 2002
                        Compliance              to present); Securities
                        Officer                 Compliance Manager, American
                                                General Investment Management,
                                                (June 2000-August 2002).

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SunAmerica serves as investment adviser or administrator. At October 31, 2006, the "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), the Fund (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (6 portfolios).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Advisor and a director of the principal underwriter of the Fund.

(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 9 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information which is available; without charge by calling (800) 858-8850.

SunAmerica Focused Portfolios

SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended October 31, 2006. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to shareholders in January 2007.

                                           NET LONG-TERM
PORTFOLIO                                  CAPITAL GAINS
---------                                  -------------
Focused Equity Strategy                     $25,850,260
Focused Multi-Asset Strategy                  6,831,774
Focused Balanced Strategy                    19,157,730
Focused Fixed Income and Equity Strategy      2,313,549
Focused Fixed Income Strategy                   261,936
Focused Large-Cap Growth                             --
Focused Multi-Cap Growth                             --
Focused Mid-Cap Growth                               --
Focused Small-Cap Growth                     31,032,316
Focused Large-Cap Value                      10,548,606
Focused Multi-Cap Value                      47,355,856
Focused Mid-Cap Value                                --
Focused Small-Cap Value                      67,704,915
Focused Growth and Income                            --
Focused International Equity                  8,408,709
Focused Technology                                   --
Dividend Strategy                                    --

For the year ended October 31, 2006, the percentage of the dividends paid from ordinary income for the following portfolios qualified for the 70% dividends received deductions for corporations.

PORTFOLIO                                  PERCENTAGE
---------                                  ----------
Focused Equity Strategy Portfolio            62.82%
Focused Multi-Asset Strategy                 19.15
Focused Balanced Strategy                    36.06
Focused Fixed Income and Equity Strategy     13.25
Focused Fixed Income Strategy                 0.54
Focused Mid-Cap Growth                        9.37
Focused Large-Cap Value                      97.98
Focused Mid-Cap Value                        40.58
Focused Small-Cap Value                       0.56
Focused Dividend Strategy                    46.03

The Focused International Equity Portfolio intends to make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended October 31, 2006 was $559,452. The gross foreign source income for the information reporting is $7,291,453.

For the year ended October 31, 2006, certain dividends paid by the following Portfolios may be subject to a maximun tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

PORTFOLIO                                     AMOUNT
---------                                  -----------
Focused Equity Strategy                    $ 8,040,640
Focused Multi-Asset Strategy                10,263,565
Focused Balanced Strategy                   10,410,468
Focused Fixed Income and Equity Strategy     2,183,570
Focused Fixed Income Strategy                  972,776
Focused Large-Cap Growth                            --
Focused Multi-Cap Growth                            --
Focused Mid-Cap Growth                          61,229
Focused Small-Cap Growth                            --
Focused Large-Cap Value                     14,402,939
Focused Multi-Cap Value                             --
Focused Mid-Cap Value                          392,506
Focused Small-Cap Value                     22,353,567
Focused Growth and Income                    1,029,221
Focused International Equity                12,109,115
Focused Technology                                  --
Dividend Strategy                            1,422,497

SunAmerica Focused Portfolios

COMPARISONS: PORTFOLIOS VS. THE INDEXES -- (UNAUDITED)

The following graphs compare the performance of a $10,000 investment in the Portfolios to a similar investment in an index or indicies. Please note that "inception" as used herein reflects the date on which a specific class of a Portfolio commenced operations. It is important to note that the Portfolios are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Portfolio which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

FOCUSED EQUITY STRATEGY PORTFOLIO CLASS C returned 10.68% (excluding sales charge) for the 12 months ended October 31, 2006. This underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 16.37% for the same period. The Portfolio also underperformed the Lipper Multi-Cap Core Funds category, representing its peer group, which gained 14.50% over the same period.*

The Portfolio continued to provide the building blocks of a complete equity allocation, diversification of management, research styles and risk/return parameters as well as attention to style drift and stock overlap. Of course, the Portfolio was affected during the annual period by broad economic and market trends and by the results from its underlying allocation of SunAmerica Focused Portfolios.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The equity markets were, in our view, characterized by uncertainty throughout the annual period. Investor concern was fostered by volatile energy prices, rising interest rates and a slowing housing market as well as by ongoing geopolitical disruptions. Underlying all of this uncertainty were signs that U.S. economic growth could be weakening and possibly even moving into a recession. The U.S. Federal Reserve Board (the "Fed") seemed, at times, to be as uncertain as investors. After raising hopes in late 2005 that it may be moving toward easing or even halting interest rate increases, the Fed instead continued tightening policy in 2006 before finally pausing in August.

All of this uncertainty caused choppy equity market performance until mid-2006. A rally in the last months of 2005 and into 2006--fueled by lower-quality smaller-cap and information technology companies--reversed during the second quarter of 2006, when a broad-based sell-off occurred. The sell-off affected both lower-quality issues and those companies with sound corporate earnings and fundamentals. It was not until the third quarter of 2006 that the equity markets appeared to achieve some clarification and responded with significant gains. Not only did the Fed pause in raising interest rates in August, but energy prices fell. Moreover, corporate earnings were positive, and the long-feared deflating of the housing bubble took on the qualities of a "soft landing." Overall, the U.S. equity markets managed to produce solid returns over the 12 months ended October 31, 2006.

Focused Equity Strategy Portfolio's position in its underlying Focused International Equity Portfolio was a positive contributor to its annual performance, as international equity markets, as measured by the MSCI EAFE Index,+ significantly outperformed U.S. equity markets, as measured by the Russell 3000 Index. However, the Portfolio's underlying domestic equity mutual fund selections had a dampening effect on performance relative to the Russell 3000 Index. Relative to its mutual fund peers, the Portfolio's underlying investment in the U.S. small-cap growth mutual fund helped its results. It is important to note that the Portfolio's range of allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

+ The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Equity Strategy Portfolio Class C shares would be valued at $16,423. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $17,265.

                                     [CHART]

             FOCUSED EQUITY STRATEGY CLASS C   RUSSELL 3000 INDEX
             -------------------------------   ------------------
 11/7/2002               $10,000                   $10,000.00
11/30/2002               $10,392                   $10,502.88
12/31/2002               $ 9,855                   $ 9,909.10
 1/31/2003               $ 9,679                   $ 9,666.63
 2/28/2003               $ 9,519                   $ 9,507.60
 3/31/2003               $ 9,567                   $ 9,607.58
 4/30/2003               $10,399                   $10,392.12
 5/31/2003               $11,184                   $11,019.43
 6/30/2003               $11,376                   $11,168.13
 7/31/2003               $11,632                   $11,424.33
 8/31/2003               $12,040                   $11,677.50
 9/30/2003               $11,944                   $11,550.72
10/31/2003               $12,673                   $12,249.76
11/30/2003               $12,961                   $12,418.48
12/31/2003               $13,403                   $12,986.51
 1/31/2004               $13,587                   $13,257.42
 2/29/2004               $13,715                   $13,436.02
 3/31/2004               $13,651                   $13,276.53
 4/30/2004               $13,267                   $13,002.02
 5/31/2004               $13,443                   $13,190.98
 6/30/2004               $13,691                   $13,453.15
 7/31/2004               $12,939                   $12,944.41
 8/31/2004               $12,859                   $12,997.72
 9/30/2004               $13,043                   $13,197.52
10/31/2004               $13,179                   $13,414.28
11/30/2004               $13,820                   $14,037.86
12/31/2004               $14,506                   $14,538.05
 1/31/2005               $14,005                   $14,150.83
 2/28/2005               $14,417                   $14,462.34
 3/31/2005               $14,126                   $14,217.72
 4/30/2005               $13,593                   $13,908.82
 5/31/2005               $14,239                   $14,435.84
 6/30/2005               $14,369                   $14,536.69
 7/31/2005               $14,999                   $15,133.05
 8/31/2005               $15,007                   $14,988.79
 9/30/2005               $15,169                   $15,119.93
10/31/2005               $14,838                   $14,836.75
11/30/2005               $15,371                   $15,413.89
12/31/2005               $15,494                   $15,427.73
 1/31/2006               $16,218                   $15,943.19
 2/28/2006               $15,980                   $15,971.54
 3/31/2006               $16,295                   $16,247.61
 4/30/2006               $16,397                   $16,423.88
 5/31/2006               $15,648                   $15,898.05
 6/30/2006               $15,690                   $15,926.18
 7/31/2006               $15,503                   $15,911.27
 8/31/2006               $15,750                   $16,300.50
 9/30/2006               $15,878                   $16,665.39
10/31/2006               $16,423                   $17,265.31

                            CLASS A                CLASS B               CLASS C++               CLASS I
                     -----------------------------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE                AVERAGE
FOCUSED EQUITY        ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
STRATEGY PORTFOLIO    RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
--------------------------------------------------------------------------------------------------------------
1 Year Return          5.03%     11.41%       6.63%     10.63%       9.68%     10.68%      11.45%     11.45%
5 Year Return           N/A        N/A         N/A        N/A         N/A        N/A         N/A        N/A
10 Year Return          N/A        N/A         N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*      12.34%     68.60%      12.73%     64.14%      13.27%     64.23%       7.81%     22.41%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 02/23/04

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused Equity Strategy Portfolio Class C returned 9.68% compared to 16.37% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO CLASS C returned 12.25% (excluding sales charge) for the 12 months ended October 31, 2006. This underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 16.37% for the same period. The Portfolio also underperformed the Lipper Mixed-Asset Target Allocation Growth Funds category, representing its peer group, which gained 12.47% over the same period.*

The Portfolio continued to provide the opportunity to hold a broad range of 10 asset classes in a straight-forward, disciplined way to help reduce investment volatility and smooth out portfolio returns from year to year. Of course, the Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Both the equity and fixed income markets were, in our view, characterized by uncertainty throughout the annual period. Investor concern was fostered by volatile energy prices, rising interest rates and a slowing housing market as well as by ongoing geopolitical disruptions. Underlying all of this uncertainty were signs that U.S. economic growth could be weakening and possibly even moving into a recession. The U.S. Federal Reserve Board (the "Fed") seemed, at times, to be as uncertain as investors. After raising hopes in late 2005 that it may be moving toward easing or even halting interest rate increases, the Fed instead continued tightening policy in 2006 before finally pausing in August.

All of this uncertainty caused choppy equity market performance until mid-2006. A rally in the last months of 2005 and into 2006--fueled by lower-quality smaller-cap and information technology companies--reversed during the second quarter of 2006, when a broad-based sell-off occurred. The sell-off affected both lower-quality issues and those companies with sound corporate earnings and fundamentals. It was not until the third quarter of 2006 that the equity markets appeared to achieve some clarification and responded with significant gains. Not only did the Fed pause in raising interest rates in August, but energy prices fell. Moreover, corporate earnings were positive, and the long-feared deflating of the housing bubble took on the qualities of a "soft landing." Overall, the U.S. equity markets managed to produce solid returns over the 12 months ended October 31, 2006.

Within the fixed income market, however, rising interest rates during late 2005 and the first half of 2006 muted returns as did the "softer" than anticipated economic slowdown. Also impacting the fixed income market were unexpectedly strong corporate earnings and employment figures, which eroded recessionary fears late in the third quarter of 2006.

Focused Multi-Asset Strategy Portfolio's position in its underlying Focused International Equity Portfolio was a positive contributor to its annual performance. International equity markets, as measured by the MSCI EAFE Index,+ significantly outperformed the U.S. equity markets, as measured by the Russell 3000 Index. Also helping the Portfolio's returns was its underlying investment in the multi-cap value mutual fund, as this fund also outperformed the Russell 3000 Index for the annual period. However, the Portfolio's allocation of 10% to each asset class limited its short-term relative upside potential, and, with the exception of multi-cap value, its other underlying domestic equity mutual fund selections had a dampening effect on performance relative to the Russell 3000 Index. The Portfolio's overweighted position in its underlying fixed income mutual fund investments also hurt its returns relative to its all-equity benchmark index. Relative to its mutual fund peers, the Portfolio's underlying investment in the U.S. small-cap growth mutual fund helped its results. It is important to note that the Portfolio's range of allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

+ The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Asset Strategy Portfolio Class C shares would be valued at $15,570. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $17,265.

                                     [CHART]

             FOCUSED MULTI-ASSET STRATEGY FUND C   RUSSELL 3000 INDEX
             -----------------------------------   ------------------
 11/7/2002                 $10,000                       $10,000
11/30/2002                 $10,168                       $10,503
12/31/2002                 $ 9,812                       $ 9,909
 1/31/2003                 $ 9,652                       $ 9,667
 2/28/2003                 $ 9,516                       $ 9,508
 3/31/2003                 $ 9,572                       $ 9,608
 4/30/2003                 $10,205                       $10,392
 5/31/2003                 $10,854                       $11,019
 6/30/2003                 $10,998                       $11,168
 7/31/2003                 $11,142                       $11,424
 8/31/2003                 $11,495                       $11,678
 9/30/2003                 $11,463                       $11,551
10/31/2003                 $12,007                       $12,250
11/30/2003                 $12,239                       $12,418
12/31/2003                 $12,561                       $12,987
 1/31/2004                 $12,777                       $13,257
 2/29/2004                 $12,929                       $13,436
 3/31/2004                 $12,873                       $13,277
 4/30/2004                 $12,473                       $13,002
 5/31/2004                 $12,593                       $13,191
 6/30/2004                 $12,833                       $13,453
 7/31/2004                 $12,288                       $12,944
 8/31/2004                 $12,304                       $12,998
 9/30/2004                 $12,521                       $13,198
10/31/2004                 $12,705                       $13,414
11/30/2004                 $13,258                       $14,038
12/31/2004                 $13,797                       $14,538
 1/31/2005                 $13,482                       $14,151
 2/28/2005                 $13,789                       $14,462
 3/31/2005                 $13,539                       $14,218
 4/30/2005                 $13,192                       $13,909
 5/31/2005                 $13,700                       $14,436
 6/30/2005                 $13,853                       $14,537
 7/31/2005                 $14,265                       $15,133
 8/31/2005                 $14,257                       $14,989
 9/30/2005                 $14,362                       $15,120
10/31/2005                 $14,031                       $14,837
11/30/2005                 $14,442                       $15,414
12/31/2005                 $14,589                       $15,428
 1/31/2006                 $15,239                       $15,943
 2/28/2006                 $15,083                       $15,972
 3/31/2006                 $15,429                       $16,248
 4/30/2006                 $15,544                       $16,424
 5/31/2006                 $14,984                       $15,898
 6/30/2006                 $14,992                       $15,926
 7/31/2006                 $14,737                       $15,911
 8/31/2006                 $15,083                       $16,301
 9/30/2006                 $15,289                       $16,665
10/31/2006                 $15,750                       $17,265

                             CLASS A                CLASS B               CLASS C++
                      ------------------------------------------------------------------
                      AVERAGE                AVERAGE                AVERAGE
FOCUSED MULTI-ASSET    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
STRATEGY PORTFOLIO     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
----------------------------------------------------------------------------------------
1 Year Return           6.50%     12.99%       8.32%     12.32%      11.25%     12.25%
5 Year Return            N/A        N/A         N/A        N/A         N/A        N/A
10 Year Return           N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*       11.16%     61.64%      11.55%     57.50%      12.09%     57.50%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused Multi-Asset Strategy Portfolio Class C returned 11.25% compared to 16.37% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED BALANCED STRATEGY PORTFOLIO CLASS C returned 8.60% (excluding sales charge) for the 12 months ended October 31, 2006. This underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 16.37% for the same period. The Portfolio also underperformed the Lipper Mixed-Asset Target Allocation Growth Funds category, representing its peer group, which advanced 12.47% over the same period.*

The Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds. It continued to provide diversification of management research styles and risk/return parameters as well as attention to style drift.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Both the equity and fixed income markets were, in our view, characterized by uncertainty throughout the annual period. Investor concern was fostered by volatile energy prices, rising interest rates and a slowing housing market as well as by ongoing geopolitical disruptions. Underlying all of this uncertainty were signs that U.S. economic growth could be weakening and possibly even moving into a recession. The U.S. Federal Reserve Board (the "Fed") seemed, at times, to be as uncertain as investors. After raising hopes in late 2005 that it may be moving toward easing or even halting interest rate increases, the Fed instead continued tightening policy in 2006 before finally pausing in August.

All of this uncertainty caused choppy equity market performance until mid-2006. A rally in the last months of 2005 and into 2006--fueled by lower-quality smaller-cap and information technology companies--reversed during the second quarter of 2006, when a broad-based sell-off occurred. The sell-off affected both lower-quality issues and those companies with sound corporate earnings and fundamentals. It was not until the third quarter of 2006 that the equity markets appeared to achieve some clarification and responded with significant gains. Not only did the Fed pause in raising interest rates in August, but energy prices fell. Moreover, corporate earnings were positive, and the long-feared deflating of the housing bubble took on the qualities of a "soft landing." Overall, the U.S. equity markets managed to produce solid returns over the 12 months ended October 31, 2006.

Within the fixed income market, however, rising interest rates during late 2005 and the first half of 2006 muted returns as did the "softer" than anticipated economic slowdown. Also impacting the fixed income market were unexpectedly strong corporate earnings and employment figures, which eroded recessionary fears late in the third quarter of 2006.

Focused Balanced Strategy Portfolio's fixed income allocation of approximately 36% of its overall net assets in U.S. government bonds and GNMA bonds--limited its relative upside potential and placed it at a relative disadvantage to the all-equity Russell 3000 Index benchmark. Fixed income securities, as an asset class, lagged equities. In addition, the Portfolio's underlying domestic large-cap equity mutual fund selections had a dampening effect on performance, most particularly its position in the underlying large-cap growth mutual fund. On the positive side, the Portfolio's overweighted position in its underlying international equity mutual fund helped its relative results. International equity markets, as measured by the MSCI EAFE Index,+ significantly outperformed U.S. equity markets, as measured by the Russell 3000 Index. Relative to its mutual fund peers, the Portfolio's underlying investment in the U.S. small-cap growth mutual fund helped its results. It is important to note that the Portfolio's range of allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

+ The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Balanced Strategy Portfolio Class C shares would be valued at $14,615. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $17,265.

                                    [CHART]

             FOCUSED BALANCED STRATEGY CLASS C   RUSSELL 3000 INDEX
             ---------------------------------   ------------------
 11/7/2002                $10,000                      $10,000
11/30/2002                $10,248                      $10,503
12/31/2002                $ 9,966                      $ 9,909
 1/31/2003                $ 9,894                      $ 9,667
 2/28/2003                $ 9,822                      $ 9,508
 3/31/2003                $ 9,846                      $ 9,608
 4/30/2003                $10,415                      $10,392
 5/31/2003                $11,000                      $11,019
 6/30/2003                $11,129                      $11,168
 7/31/2003                $11,137                      $11,424
 8/31/2003                $11,441                      $11,678
 9/30/2003                $11,465                      $11,551
10/31/2003                $11,906                      $12,250
11/30/2003                $12,091                      $12,418
12/31/2003                $12,406                      $12,987
 1/31/2004                $12,550                      $13,257
 2/29/2004                $12,663                      $13,436
 3/31/2004                $12,648                      $13,277
 4/30/2004                $12,295                      $13,002
 5/31/2004                $12,383                      $13,191
 6/30/2004                $12,567                      $13,453
 7/31/2004                $12,141                      $12,944
 8/31/2004                $12,157                      $12,998
 9/30/2004                $12,280                      $13,198
10/31/2004                $12,401                      $13,414
11/30/2004                $12,771                      $14,038
12/31/2004                $13,237                      $14,538
 1/31/2005                $12,950                      $14,151
 2/28/2005                $13,180                      $14,462
 3/31/2005                $12,963                      $14,218
 4/30/2005                $12,684                      $13,909
 5/31/2005                $13,119                      $14,436
 6/30/2005                $13,215                      $14,537
 7/31/2005                $13,577                      $15,133
 8/31/2005                $13,626                      $14,989
 9/30/2005                $13,689                      $15,120
10/31/2005                $13,458                      $14,837
11/30/2005                $13,796                      $15,414
12/31/2005                $13,915                      $15,428
 1/31/2006                $14,358                      $15,943
 2/28/2006                $14,227                      $15,972
 3/31/2006                $14,377                      $16,248
 4/30/2006                $14,430                      $16,424
 5/31/2006                $13,943                      $15,898
 6/30/2006                $13,966                      $15,926
 7/31/2006                $13,931                      $15,911
 8/31/2006                $14,149                      $16,301
 9/30/2006                $14,248                      $16,665
10/31/2006                $14,615                      $17,265

                            CLASS A                CLASS B               CLASS C++              CLASS I
                     -----------------------------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE                AVERAGE
FOCUSED BALANCED      ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
STRATEGY PORTFOLIO    RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
--------------------------------------------------------------------------------------------------------------
1 Year Return         3.01%       9.31%      4.61%       8.61%       7.60%      8.60%      9.34%       9.34%
5 Year Return          N/A         N/A        N/A         N/A         N/A        N/A        N/A         N/A
10 Year Return         N/A         N/A        N/A         N/A         N/A        N/A        N/A         N/A
Since Inception*      9.06%      49.80%      9.38%      45.91%      10.00%     46.15%      6.32%      17.91%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 02/23/04.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused Balanced Strategy Portfolio Class C returned 7.60% compared to 16.37% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO CLASS A returned 7.58% (excluding sales charge) for the 12 months ended October 31, 2006. This outperformed the Portfolio's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which posted a total return of 5.19% for the same period. The Portfolio closely tracked the Lipper Mixed-Asset Target Allocation Conservative Funds category, representing its peer group, which gained 7.62% over the same period.*

The Portfolio continued to provide a straight-forward solution to asset allocation through diversification of management, research styles and risk/return parameters as well as attention to style drift. Of course, the Portfolio was affected somewhat during the annual period by broad economic and market trends and by mixed results from its underlying allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Both the equity and fixed income markets were, in our view, characterized by uncertainty throughout the annual period. Investor concern was fostered by volatile energy prices, rising interest rates and a slowing housing market as well as by ongoing geopolitical disruptions. Underlying all of this uncertainty were signs that U.S. economic growth could be weakening and possibly even moving into a recession. The U.S. Federal Reserve Board (the "Fed") seemed, at times, to be as uncertain as investors. After raising hopes in late 2005 that it may be moving toward easing or even halting interest rate increases, the Fed instead continued tightening policy in 2006 before finally pausing in August.

All of this uncertainty caused choppy equity market performance until mid-2006. A rally in the last months of 2005 and into 2006--fueled by lower-quality smaller-cap and information technology companies--reversed during the second quarter of 2006, when a broad-based sell-off occurred. The sell-off affected both lower-quality issues and those companies with sound corporate earnings and fundamentals. It was not until the third quarter of 2006 that the equity markets appeared to achieve some clarification and responded with significant gains. Not only did the Fed pause in raising interest rates in August, but energy prices fell. Moreover, corporate earnings were positive, and the long-feared deflating of the housing bubble took on the qualities of a "soft landing." Overall, the U.S. equity markets managed to produce solid returns over the 12 months ended October 31, 2006.

Within the fixed income market, however, rising interest rates during late 2005 and the first half of 2006 muted returns as did the "softer" than anticipated economic slowdown. Still, the Fed's pause in hiking interest rates in August 2006 along with better-than-expected corporate earnings boosted lower-quality bond returns in the last months of the fiscal year.

Within equities, an overweighted position in an underlying Focused Large-Cap Value Portfolio contributed to the Portfolio's returns most. The Portfolio's underlying investment in Focused Large-Cap Growth Portfolio detracted somewhat. Within its underlying fixed income mutual fund investments, the Portfolio's overweighted allocation to what are considered higher-risk fixed income issues, such as high yield bonds, particularly helped its relative results. An underlying investment in the SunAmerica Strategic Bond Fund further contributed to the Portfolio's returns. It is important to note that the Portfolio's range of allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Fixed Income and Equity Strategy Portfolio Class A shares would be valued at $12,484. The same amount invested in securities mirroring the performance of the Lehman Brothers U.S. Aggregate Bond Index would be valued at $11,708.

                                    [CHART]

                FOCUSED FIXED INCOME AND          LEHMAN BROTHERS
             EQUITY STRATEGY FUND CLASS A#   U.S. AGGREGATE BOND INDEX
             -----------------------------   -------------------------
 11/7/2002              $ 9,427                       $10,000
11/30/2002              $ 9,517                       $ 9,939
12/31/2002              $ 9,445                       $10,144
 1/31/2003              $ 9,445                       $10,153
 2/28/2003              $ 9,468                       $10,293
 3/31/2003              $ 9,468                       $10,285
 4/30/2003              $ 9,825                       $10,370
 5/31/2003              $10,190                       $10,564
 6/30/2003              $10,256                       $10,543
 7/31/2003              $10,012                       $10,188
 8/31/2003              $10,180                       $10,256
 9/30/2003              $10,357                       $10,527
10/31/2003              $10,518                       $10,429
11/30/2003              $10,602                       $10,454
12/31/2003              $10,850                       $10,560
 1/31/2004              $10,950                       $10,645
 2/29/2004              $11,020                       $10,761
 3/31/2004              $11,026                       $10,841
 4/30/2004              $10,755                       $10,559
 5/31/2004              $10,763                       $10,517
 6/30/2004              $10,857                       $10,576
 7/31/2004              $10,724                       $10,681
 8/31/2004              $10,833                       $10,885
 9/30/2004              $10,875                       $10,914
10/31/2004              $10,961                       $11,006
11/30/2004              $11,103                       $10,918
12/31/2004              $11,382                       $11,019
 1/31/2005              $11,285                       $11,088
 2/28/2005              $11,366                       $11,022
 3/31/2005              $11,244                       $10,966
 4/30/2005              $11,203                       $11,114
 5/31/2005              $11,439                       $11,234
 6/30/2005              $11,481                       $11,296
 7/31/2005              $11,620                       $11,193
 8/31/2005              $11,759                       $11,336
 9/30/2005              $11,736                       $11,220
10/31/2005              $11,604                       $11,131
11/30/2005              $11,777                       $11,180
12/31/2005              $11,911                       $11,286
 1/31/2006              $12,144                       $11,287
 2/28/2006              $12,084                       $11,324
 3/31/2006              $12,099                       $11,213
 4/30/2006              $12,134                       $11,193
 5/31/2006              $11,882                       $11,181
 6/30/2006              $11,901                       $11,205
 7/31/2006              $11,997                       $11,356
 8/31/2006              $12,181                       $11,530
 9/30/2006              $12,263                       $11,631
10/31/2006              $12,484                       $11,708

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
FOCUSED FIXED        AVERAGE                AVERAGE                AVERAGE
INCOME AND EQUITY     ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
STRATEGY PORTFOLIO    RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return          1.39%      7.58%      2.81%       6.81%      5.81%       6.81%
5 Year Return           N/A        N/A        N/A         N/A        N/A         N/A
10 Year Return          N/A        N/A        N/A         N/A        N/A         N/A
Since Inception*       5.73%     32.43%      5.97%      28.95%      6.59%      28.95%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 07/06/04.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused Fixed Income and Equity Strategy Portfolio Class A returned 1.39% compared to 5.19% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO CLASS C returned 6.74% (excluding sales charge) for the 12 months ended October 31, 2006. This outperformed the Portfolio's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which posted a total return of 5.19% for the same period. The Portfolio also outperformed the Lipper General Bond Funds category, representing its peer group, which advanced 6.61% over the same period.*

The Portfolio's absolute returns were affected somewhat during the annual period by broad economic and market trends. However, the Portfolio's relative returns were strong based on the results from its underlying investments in a mandated allocation of SunAmerica Focused Portfolios and SunAmerica Income Funds. Throughout, the Portfolio continued to provide a straight-forward solution to asset allocation through diversification of management, research styles and risk/return parameters as well as attention to style drift.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Both the equity and fixed income markets were, in our view, characterized by uncertainty throughout the annual period. Investor concern was fostered by volatile energy prices, rising interest rates and a slowing housing market as well as by ongoing geopolitical disruptions. Underlying all of this uncertainty were signs that U.S. economic growth could be weakening and possibly even moving into a recession. The U.S. Federal Reserve Board (the "Fed") seemed, at times, to be as uncertain as investors. After raising hopes in late 2005 that it may be moving toward easing or even halting interest rate increases, the Fed instead continued tightening policy in 2006 before finally pausing in August.

All of this uncertainty caused choppy equity market performance until mid-2006. A rally in the last months of 2005 and into 2006--fueled by lower-quality smaller-cap and information technology companies--reversed during the second quarter of 2006, when a broad-based sell-off occurred. The sell-off affected both lower-quality issues and those companies with sound corporate earnings and fundamentals. It was not until the third quarter of 2006 that the equity markets appeared to achieve some clarification and responded with significant gains. Not only did the Fed pause in raising interest rates in August, but energy prices fell. Moreover, corporate earnings were positive, and the long-feared deflating of the housing bubble took on the qualities of a "soft landing." Overall, the U.S. equity markets managed to produce solid returns over the 12 months ended October 31, 2006.

Within the fixed income market, however, rising interest rates during late 2005 and the first half of 2006 muted returns as did the "softer" than anticipated economic slowdown. Still, the Fed's pause in hiking interest rates in August 2006 along with better-than-expected corporate earnings boosted lower-quality bond returns in the last months of the fiscal year.

Focused Fixed Income Strategy Portfolio's overweighted allocation to the SunAmerica High Yield Bond Fund, particularly helped its relative results. Indeed, underlying mutual fund investments in high yield bonds contributed positively to the Portfolio's performance. An underlying investment in the SunAmerica Strategic Bond Fund further contributed to the Portfolio's returns. Finally, as equities outpaced fixed income securities during the annual period, the Portfolio's underlying equity mutual fund investment exposure in general, and its allocation to a domestic large-cap core stock mutual fund in particular, helped its relative performance. It is important to note that the Portfolio's range of allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Fixed Income Strategy Portfolio Class C shares would be valued at $12,053. The same amount invested in securities mirroring the performance of the Lehman Brothers U.S. Aggregate Bond Index would be valued at $11,708.

                                    [CHART]

             FOCUSED FIXED INCOME        LEHMAN BROTHERS
               STRATEGY CLASS C     U.S. AGGREGATE BOND INDEX
             --------------------   -------------------------
 11/7/2002          $10,000                  $10,000
11/30/2002          $ 9,992                  $ 9,939
12/31/2002          $10,074                  $10,144
 1/31/2003          $10,074                  $10,153
 2/28/2003          $10,146                  $10,293
 3/31/2003          $10,171                  $10,285
 4/30/2003          $10,360                  $10,370
 5/31/2003          $10,589                  $10,564
 6/30/2003          $10,616                  $10,543
 7/31/2003          $10,201                  $10,188
 8/31/2003          $10,304                  $10,256
 9/30/2003          $10,587                  $10,527
10/31/2003          $10,569                  $10,429
11/30/2003          $10,617                  $10,454
12/31/2003          $10,765                  $10,560
 1/31/2004          $10,861                  $10,645
 2/29/2004          $10,939                  $10,761
 3/31/2004          $10,983                  $10,841
 4/30/2004          $10,691                  $10,559
 5/31/2004          $10,637                  $10,517
 6/30/2004          $10,714                  $10,576
 7/31/2004          $10,748                  $10,681
 8/31/2004          $10,922                  $10,885
 9/30/2004          $10,952                  $10,914
10/31/2004          $11,059                  $11,006
11/30/2004          $11,099                  $10,918
12/31/2004          $11,265                  $11,019
 1/31/2005          $11,262                  $11,088
 2/28/2005          $11,248                  $11,022
 3/31/2005          $11,144                  $10,966
 4/30/2005          $11,215                  $11,114
 5/31/2005          $11,346                  $11,234
 6/30/2005          $11,398                  $11,296
 7/31/2005          $11,397                  $11,193
 8/31/2005          $11,510                  $11,336
 9/30/2005          $11,415                  $11,220
10/31/2005          $11,292                  $11,131
11/30/2005          $11,386                  $11,180
12/31/2005          $11,509                  $11,286
 1/31/2006          $11,615                  $11,287
 2/28/2006          $11,625                  $11,324
 3/31/2006          $11,567                  $11,213
 4/30/2006          $11,590                  $11,193
 5/31/2006          $11,478                  $11,181
 6/30/2006          $11,474                  $11,205
 7/31/2006          $11,618                  $11,356
 8/31/2006          $11,809                  $11,530
 9/30/2006          $11,917                  $11,631
10/31/2006          $12,053                  $11,708

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
FOCUSED FIXED        AVERAGE                AVERAGE                AVERAGE
INCOME STRATEGY       ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
PORTFOLIO             RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return         1.30%       7.52%      2.82%       6.82%      5.74%       6.74%
5 Year Return          N/A         N/A        N/A         N/A        N/A         N/A
10 Year Return         N/A         N/A        N/A         N/A        N/A         N/A
Since Inception*      3.94%      23.72%      4.16%      20.59%      4.80%      20.53%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused Fixed Income Strategy Portfolio Class C returned 5.74% compared to 5.19% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED LARGE-CAP GROWTH PORTFOLIO CLASS A returned 0.39% (excluding sales charge) for the 12 months ended October 31, 2006. This underperformed the Portfolio's benchmark, the Russell 1000 Growth Index, which posted a total return of 10.84% for the same period. The Portfolio also underperformed the Lipper Large-Cap Growth Funds category, representing its peer group, which gained 7.42% over the same period.*

Equity market conditions underwent a change over the annual period in that stocks of lower quality exhibited better performance characteristics than those stocks of higher quality. Such an unusual market condition is known as an "inversion." At the same time, large-cap stocks overall lagged their small-cap counterparts, and within the large-cap sector, growth stocks notably underperformed value stocks, as measured by the Russell indices. Overall, the inherent large-cap, growth-oriented, high-quality earnings characteristics of stocks in the Focused Large-Cap Growth Portfolio were not in favor during the fiscal year, and the subadvisors faced challenging headwinds to performance.

For the Portfolio as a whole, an overweighted position in media stocks helped relative performance. However, overweighted allocations to telecommunications services and consumer services detracted. Security selection was the primary driver of the Portfolio's underperformance. Homebuilder Lennar Corp., broadcasting company XM Satellite Radio, coal miner Peabody Energy, and health services provider UnitedHealth Group disappointed most during the annual period.

BELOW, LOUIS NAVELLIER AND TEAM, PORTFOLIO MANAGERS AT NAVELLIER & ASSOCIATES, INC., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE PERIOD FROM DECEMBER 9, 2005, WHEN THEY ASSUMED MANAGEMENT OF ONE SLEEVE OF THE PORTFOLIO, THROUGH OCTOBER 31, 2006.

Since we assumed management in early December, our portion of the Portfolio benefited from overweighted positions in the utilities and integrated oils sectors compared to the Russell 1000 Growth Index and from an underweighted position in the producer durables sector. These positives were more than offset, however, by the detracting effects of overweighted positions in the materials & processing and autos & transportation sectors and of underweighted positions in the health care and technology sectors.

At the stock level, overweighted positions in Chicago Mercantile Exchange Holdings, NVIDIA and America Movil SA de CV compared to the Russell 1000 Growth Index contributed positively to relative results. On the other hand, Cemex SAB de CV, ArcherDanielsMidland and Express Scripts disappointed in their performance and detracted from our portion of the Portfolio's returns.

----------
* The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Large-Cap Growth Portfolio Class A shares would be valued at $13,951. The same amount invested in securities mirroring the performance of the Russell 1000 Growth Index would be valued at $10,940.

                                    [CHART]

             FOCUSED LARGE-CAP GROWTH CLASS A#@   RUSSELL 1000 GROWTH INDEX
             ----------------------------------   -------------------------
  6/8/1998                $ 9,427                          $10,000
 6/30/1998                $ 9,864                          $10,350
 7/31/1998                $10,023                          $10,281
 8/31/1998                $ 8,424                          $ 8,738
 9/30/1998                $ 9,125                          $ 9,410
10/31/1998                $ 9,502                          $10,166
11/30/1998                $10,271                          $10,939
12/31/1998                $11,493                          $11,926
 1/31/1999                $12,451                          $12,626
 2/28/1999                $11,833                          $12,049
 3/31/1999                $12,587                          $12,684
 4/30/1999                $12,715                          $12,700
 5/31/1999                $12,262                          $12,309
 6/30/1999                $13,658                          $13,172
 7/31/1999                $13,371                          $12,753
 8/31/1999                $13,454                          $12,961
 9/30/1999                $13,824                          $12,689
10/31/1999                $14,502                          $13,648
11/30/1999                $15,581                          $14,384
12/31/1999                $18,222                          $15,880
 1/31/2000                $17,556                          $15,135
 2/29/2000                $19,699                          $15,875
 3/31/2000                $19,911                          $17,011
 4/30/2000                $18,389                          $16,202
 5/31/2000                $17,049                          $15,386
 6/30/2000                $18,472                          $16,552
 7/31/2000                $17,844                          $15,862
 8/31/2000                $19,449                          $17,298
 9/30/2000                $17,677                          $15,662
10/31/2000                $16,276                          $14,921
11/30/2000                $14,739                          $12,721
12/31/2000                $14,746                          $12,319
 1/31/2001                $14,840                          $13,170
 2/28/2001                $13,459                          $10,934
 3/31/2001                $12,648                          $ 9,744
 4/30/2001                $13,646                          $10,977
 5/31/2001                $13,849                          $10,815
 6/30/2001                $13,124                          $10,565
 7/31/2001                $12,897                          $10,300
 8/31/2001                $11,938                          $ 9,458
 9/30/2001                $10,986                          $ 8,514
10/31/2001                $11,415                          $ 8,961
11/30/2001                $12,538                          $ 9,821
12/31/2001                $12,640                          $ 9,803
 1/31/2002                $12,351                          $ 9,630
 2/28/2002                $11,860                          $ 9,230
 3/31/2002                $12,351                          $ 9,549
 4/30/2002                $12,047                          $ 8,770
 5/31/2002                $11,938                          $ 8,558
 6/30/2002                $11,321                          $ 7,766
 7/31/2002                $10,026                          $ 7,339
 8/31/2002                $10,112                          $ 7,361
 9/30/2002                $ 9,456                          $ 6,598
10/31/2002                $ 9,964                          $ 7,203
11/30/2002                $10,377                          $ 7,594
12/31/2002                $ 9,612                          $ 7,070
 1/31/2003                $ 9,566                          $ 6,898
 2/28/2003                $ 9,519                          $ 6,866
 3/31/2003                $ 9,644                          $ 6,994
 4/30/2003                $10,432                          $ 7,511
 5/31/2003                $11,251                          $ 7,886
 6/30/2003                $11,446                          $ 7,995
 7/31/2003                $11,906                          $ 8,194
 8/31/2003                $12,312                          $ 8,397
 9/30/2003                $12,133                          $ 8,308
10/31/2003                $12,999                          $ 8,774
11/30/2003                $13,131                          $ 8,866
12/31/2003                $13,576                          $ 9,173
 1/31/2004                $13,607                          $ 9,360
 2/29/2004                $13,732                          $ 9,419
 3/31/2004                $13,693                          $ 9,245
 4/30/2004                $13,233                          $ 9,137
 5/31/2004                $13,514                          $ 9,308
 6/30/2004                $13,529                          $ 9,424
 7/31/2004                $12,492                          $ 8,891
 8/31/2004                $12,257                          $ 8,847
 9/30/2004                $12,624                          $ 8,931
10/31/2004                $12,359                          $ 9,071
11/30/2004                $12,944                          $ 9,383
12/31/2004                $13,795                          $ 9,751
 1/31/2005                $13,225                          $ 9,425
 2/28/2005                $13,280                          $ 9,526
 3/31/2005                $13,038                          $ 9,352
 4/30/2005                $12,780                          $ 9,174
 5/31/2005                $13,490                          $ 9,618
 6/30/2005                $13,264                          $ 9,582
 7/31/2005                $14,122                          $10,051
 8/31/2005                $14,075                          $ 9,921
 9/30/2005                $14,075                          $ 9,967
10/31/2005                $13,896                          $ 9,870
11/30/2005                $14,715                          $10,296
12/31/2005                $14,661                          $10,264
 1/31/2006                $15,090                          $10,444
 2/28/2006                $14,629                          $10,427
 3/31/2006                $14,879                          $10,581
 4/30/2006                $14,770                          $10,567
 5/31/2006                $13,740                          $10,209
 6/30/2006                $13,763                          $10,168
 7/31/2006                $13,147                          $ 9,975
 8/31/2006                $13,287                          $10,286
 9/30/2006                $13,428                          $10,569
10/31/2006                $13,951                          $10,940

                            CLASS A                CLASS B               CLASS C++               CLASS Z
                     -----------------------------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE                AVERAGE
FOCUSED LARGE-CAP     ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
GROWTH PORTFOLIO      RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
--------------------------------------------------------------------------------------------------------------
1 Year Return        (5.40)%      0.39%     (4.23)%     (0.24)%    (1.23)%     (0.24)%     1.04%       1.04%
5 Year Return         2.87%      22.21%      3.07%      18.33%      3.44%      18.40%      4.64%      25.47%
10 Year Return         N/A         N/A        N/A         N/A        N/A         N/A        N/A         N/A
Since Inception*      4.04%      47.99%      4.12%      40.35%      4.10%       40.12%     0.72%       5.37%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

* Inception date: Class A 06/08/98; Class B 06/08/98; Class C 06/08/98; Class Z 07/07/99.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

@ Returns of Class A shares have replaced the returns of Class B shares in the Graph because Class A currently has the largest amount of net assets of any Class of the Portfolio.

For the 12 month period ended October 31, 2006, the Focused Large-Cap Growth Portfolio Class A returned (5.40)% compared to 10.84% for the Russell 1000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED MULTI-CAP GROWTH PORTFOLIO* CLASS A returned 9.76% (excluding sales charge) for the 12 months ended October 31, 2006. This trailed the Portfolio's benchmark, the Russell 3000 Growth Index, which posted a total return of 11.39% for the same period as well as the Lipper Multi-Cap Growth Funds peer group, which gained 10.39% over the same period.**

U.S. Federal Reserve Board policy, energy prices and the global political environment were all major factors that affected the U.S. equity market during the annual period. The absolute return of the Portfolio benefited from the fact that all three segments of the U.S. equity market--small-cap, mid-cap and large-cap stocks--produced strong gains for the 12 months ended October 31, 2006. At the same time, however, it was hurt by the fact that growth stocks underperformed value stocks across all capitalization segments of the equity market. Also, a broad-based market decline during the late spring and early summer particularly affected the Portfolio's small- and mid-cap growth managers, as the managers mandated with these capitalization ranges had overweighted positions in the information technology sector, which took the brunt of the market sell-off.

On a relative basis, the Portfolio's overall sector allocation had a generally neutral effect on performance. That said, an underweighted position in telecommunications services and an overweighted exposure to computer software helped the Portfolio's relative results. Offsetting these positive attributions were the detracting effects of overweighted allocations to media and healthcare and an underweighted position in business services. Results from individual security selection were mixed. Strong performers for the Portfolio as a whole included Apple Computer, Integrated Device Technology, Google and Time Warner. Disappointing individual stock holdings included XM Satellite Radio, CoStar Group, Chipotle Mexican Grill, Lions Gate Entertainment, Smith International and Commerce Bancorp.

BELOW, CALVIN CHUNG AND TEAM, PORTFOLIO MANAGERS AT CREDIT SUISSE ASSET MANAGEMENT, LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Our portion of the Portfolio invests primarily in small-cap stocks. Thus, from our perspective, we were generally cautious during the annual period, since we believed rising interest rates, inflation and energy costs could be headwinds for smaller-company earnings growth. Therefore, we tended to include stocks in our portion of the Portfolio at the upper end of the small-cap range. While the annual period was generally a positive year for the smaller-cap stocks held in our portion of the Portfolio, smaller-cap stocks significantly outperformed the overall market through June, as measured by the Russell indices. Then, from July through October, smaller-cap stocks lagged.

The other major strategy we employed during the period was to buy retail stocks during the summer. This was the time when concerns about U.S. consumer spending were at their most pessimistic levels, causing retail stocks to drop to valuation levels that we thought were more attractive.

Our portion of the Portfolio held an overweighted position in the energy sector for a portion of the fiscal year and an underweighted position in the health care sector for the majority of the period. That said, our sector selection is a residual of our individual security selection, and in both sectors, the securities in our portion of the Portfolio had a low correlation with the sector returns of the benchmark index. The vast majority of our portion of the Portfolio's return is attributable to security selection. With ten small-cap stocks, each is a discrete investment opportunity, the returns of which came from specific company events. During the period, the best-performing stocks in our portion of the Portfolio were from the consumer sectors. These included The Children's Place, children's apparel retailer and parent company of the Disney Stores; Activision and THQ, both video game software publishers; and CROCS, Inc., a fast-growing footwear manufacturer. Nearly all negative performance was attributable to two health care holdings. Specifically, Centene, which is a Medicaid HMO, and Taro Pharmaceuticals, which develops and manufactures generic drugs, disappointed.

----------
* As of November 21, 2006, the name of the Focused Multi-Cap Growth Portfolio was changed to the Focused Growth Portfolio.

** The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index is a comprehensive large-cap index measuring the performance of the 3,000 largest U.S companies based on total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Cap Growth Portfolio Class A shares would be valued at $25,004. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index would be valued at $16,488.

                                     [CHART]

                       FOCUSED MULTI-CAP GROWTH CLASS A#@    RUSSELL 3000 GROWTH INDEX
                       ----------------------------------    -------------------------
11/19/1996                          $9,427                            $10,000
11/30/1996                          $9,525                            $10,187
12/31/1996                          $9,729                            $10,024
 1/31/1997                         $10,445                            $10,683
 2/28/1997                          $9,887                            $10,558
 3/31/1997                          $9,344                             $9,971
 4/30/1997                          $9,434                            $10,565
 5/31/1997                         $10,287                            $11,394
 6/30/1997                         $10,747                            $11,844
 7/31/1997                         $11,840                            $12,850
 8/31/1997                         $11,795                            $12,203
 9/30/1997                         $12,685                            $12,842
10/31/1997                         $11,991                            $12,336
11/30/1997                         $11,848                            $12,776
12/31/1997                         $12,133                            $12,905
 1/31/1998                         $11,868                            $13,237
 2/28/1998                         $12,984                            $14,249
 3/31/1998                         $13,569                            $14,820
 4/30/1998                         $13,866                            $15,014
 5/31/1998                         $13,205                            $14,526
 6/30/1998                         $14,253                            $15,349
 7/31/1998                         $13,896                            $15,143
 8/31/1998                         $11,153                            $12,770
 9/30/1998                         $12,004                            $13,775
10/31/1998                         $12,536                            $14,852
11/30/1998                         $13,721                            $15,983
12/31/1998                         $15,963                            $17,424
 1/31/1999                         $17,604                            $18,430
 2/28/1999                         $16,381                            $17,526
 3/31/1999                         $18,295                            $18,428
 4/30/1999                         $18,417                            $18,562
 5/31/1999                         $17,801                            $18,036
 6/30/1999                         $18,971                            $19,276
 7/31/1999                         $18,136                            $18,664
 8/31/1999                         $18,189                            $18,896
 9/30/1999                         $18,318                            $18,550
10/31/1999                         $19,845                            $19,887
11/30/1999                         $22,155                            $21,028
12/31/1999                         $27,558                            $23,318
 1/31/2000                         $26,805                            $22,288
 2/29/2000                         $32,222                            $23,680
 3/31/2000                         $30,608                            $25,019
 4/30/2000                         $27,549                            $23,732
 5/31/2000                         $25,166                            $22,477
 6/30/2000                         $29,020                            $24,260
 7/31/2000                         $27,253                            $23,174
 8/31/2000                         $30,752                            $25,295
 9/30/2000                         $29,434                            $22,978
10/31/2000                         $26,358                            $21,837
11/30/2000                         $22,098                            $18,568
12/31/2000                         $23,317                            $18,091
 1/31/2001                         $22,955                            $19,356
 2/28/2001                         $19,686                            $16,115
 3/31/2001                         $17,897                            $14,382
 4/30/2001                         $19,986                            $16,197
 5/31/2001                         $19,831                            $16,004
 6/30/2001                         $19,283                            $15,695
 7/31/2001                         $18,248                            $15,237
 8/31/2001                         $16,914                            $14,010
 9/30/2001                         $14,752                            $12,554
10/31/2001                         $15,445                            $13,246
11/30/2001                         $16,655                            $14,508
12/31/2001                         $17,038                            $14,541
 1/31/2002                         $16,542                            $14,266
 2/28/2002                         $15,817                            $13,652
 3/31/2002                         $16,635                            $14,171
 4/30/2002                         $16,531                            $13,073
 5/31/2002                         $16,873                            $12,724
 6/30/2002                         $16,086                            $11,554
 7/31/2002                         $14,017                            $10,840
 8/31/2002                         $13,779                            $10,870
 9/30/2002                         $13,293                             $9,764
10/31/2002                         $13,810                            $10,634
11/30/2002                         $13,935                            $11,241
12/31/2002                         $13,107                            $10,464
 1/31/2003                         $12,745                            $10,208
 2/28/2003                         $12,497                            $10,147
 3/31/2003                         $12,652                            $10,334
 4/30/2003                         $13,510                            $11,111
 5/31/2003                         $14,607                            $11,710
 6/30/2003                         $15,093                            $11,876
 7/31/2003                         $15,879                            $12,213
 8/31/2003                         $16,614                            $12,542
 9/30/2003                         $16,200                            $12,394
10/31/2003                         $17,442                            $13,118
11/30/2003                         $17,597                            $13,277
12/31/2003                         $17,752                            $13,705
 1/31/2004                         $18,393                            $14,018
 2/29/2004                         $18,393                            $14,099
 3/31/2004                         $18,135                            $13,862
 4/30/2004                         $17,524                            $13,659
 5/31/2004                         $18,166                            $13,915
 6/30/2004                         $18,745                            $14,111
 7/31/2004                         $17,348                            $13,274
 8/31/2004                         $17,069                            $13,191
 9/30/2004                         $17,752                            $13,364
10/31/2004                         $18,600                            $13,582
11/30/2004                         $19,955                            $14,106
12/31/2004                         $20,804                            $14,655
 1/31/2005                         $20,462                            $14,151
 2/28/2005                         $21,093                            $14,305
 3/31/2005                         $20,938                            $14,021
 4/30/2005                         $20,328                            $13,701
 5/31/2005                         $21,983                            $14,388
 6/30/2005                         $22,148                            $14,379
 7/31/2005                         $22,500                            $15,108
 8/31/2005                         $22,283                            $14,911
 9/30/2005                         $22,707                            $14,984
10/31/2005                         $22,790                            $14,803
11/30/2005                         $23,555                            $15,458
12/31/2005                         $23,907                            $15,412
 1/31/2006                         $25,066                            $15,789
 2/28/2006                         $24,817                            $15,758
 3/31/2006                         $25,655                            $16,040
 4/30/2006                         $25,459                            $16,016
 5/31/2006                         $23,649                            $15,417
 6/30/2006                         $23,431                            $15,362
 7/31/2006                         $22,490                            $15,026
 8/31/2006                         $22,676                            $15,492
 9/30/2006                         $23,783                            $15,891
10/31/2006                         $25,004                            $16,488

                           CLASS A                CLASS B               CLASS C++
                    ------------------------------------------------------------------
                    AVERAGE                AVERAGE                AVERAGE
FOCUSED MULTI-CAP    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
GROWTH PORTFOLIO     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
--------------------------------------------------------------------------------------
1 Year Return        3.47%        9.76%     5.04%        9.04%     8.04%        9.04%
5 Year Return        8.82%       61.89%     9.10%       56.59%     9.39%       56.63%
10 Year Return        N/A          N/A       N/A          N/A       N/A          N/A
Since Inception*     9.65%      165.24%     9.72%      151.58%     9.11%      132.07%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 11/19/96; Class B 11/19/96; Class C 03/06/97

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

@ Returns of Class A shares have replaced the returns of Class B shares in the Graph because Class A currently has the largest amount of net assets of any Class of the Portfolio.

For the 12 month period ended October 31, 2006, the Focused Multi-Cap Growth Portfolio Class A returned 3.47% compared to 11.39% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED MID-CAP GROWTH PORTFOLIO CLASS A returned 17.29% (excluding sales charge) for the 12 months ended October 31, 2006. This outperformed the Portfolio's benchmark, the Russell Mid-Cap Growth Index, which posted a total return of 14.51% for the same period. The Portfolio also outperformed the Lipper Mid-Cap Growth Funds category, representing its peer group, which advanced 11.51% over the same period.*

Good corporate earnings growth paved the way for mid-cap stocks to move in a rather steadily upward trajectory for most of the 12-month period. Worries of rising oil prices and tensions in the Middle East briefly weighed on the market in the spring and early summer. However, the market resumed its climb upon a favorable response to a calming in armed conflict in Lebanon, a tumble in oil prices and a pause in the Federal Reserve Board's tightening policy. Mid-cap stocks produced solid double-digit gains for the annual period, outperforming their large-cap counterparts. Within the mid-cap segment of the equity market, growth stocks underperformed value stocks.

For the Portfolio as a whole, overweighted positions in financial services, health care and telecommunications had a positive effect on relative results. Among individual stocks, holdings in Amdocs and Alliance Data Systems of the business services sector, CapitalSource of the financial services sector, and Allegheny Technologies of the materials sector were the biggest positive contributors to Portfolio performance. On the other hand, overweighted positions in computer software and business services and an underweighted exposure to computer hardware detracted from the Portfolio's relative results. Disappointing individual holdings included The Cheesecake Factory in retail/consumer services, Helmerich & Payne in business services, and Quicksilver Resources in energy.

BELOW, TONY ROSENTHAL AND TEAM, PORTFOLIO MANAGERS AT TIMESSQUARE CAPITAL MANAGEMENT, LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Our investment process is strictly a bottom-up one that focuses on identifying quality managements with superior business models, sustainable competitive advantage and solid sales and earnings growth. Thus, it is not surprising that stock selection was the primary driver of our portion of the Portfolio's performance.

Sector selection is simply the fallout of our stock selection. That said, a significantly overweighted position in the financial services sector was the biggest contributor to our portion of the Portfolio's relative results. Indeed, the top individual stock contributors during the period were both financial services companies, namely CapitalSource and Alliance Data Systems. CapitalSource, which provides financing to medium-sized businesses, reported solid loan growth over most of the year. Alliance Data Systems, which provides marketing services and private label credit cards to specialty retailers, rebounded from poor performance in the prior fiscal year with better-than-expected quarterly earnings, strong fundamentals and an attractive pipeline of growth opportunities in its marketing services.

Another strong contributor to performance was the technology sector's Amdocs, one of our new purchases at the end of 2005. Amdocs, which provides customer care and billing services as well as order management systems for wireless, wireline, broadband and Internet phone service providers, reached a major agreement with Sprint to provide a single billing and customer care platform for its more than 46.5 million subscribers. During the annual period, Amdocs reported better-than-anticipated earnings and a strong backlog of business.

On the downside, Lincare Holdings detracted from relative results. We eliminated the position, as the provider of home-based oxygen therapy services faced some opposition in Washington regarding Medicare reimbursement for oxygen therapy services, thereby limiting, in our view, the near-term performance opportunities for this stock.

----------
* The Russell Mid-Cap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Russell Mid-Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Mid-Cap Growth Portfolio Class A shares would be valued at $10,845. The same amount invested in securities mirroring the performance of the Russell Mid Cap Growth Index would be valued at $11,109.

                                     [CHART]

             FOCUSED MID-CAP GROWTH FUND CLASS A#   RUSSELL MID CAP GROWTH INDEX
             ------------------------------------   ----------------------------
  8/2/2005                  $ 9,427                            $10,000
 8/31/2005                  $ 9,253                            $ 9,868
 9/30/2005                  $ 9,427                            $ 9,995
10/31/2005                  $ 9,246                            $ 9,701
11/30/2005                  $ 9,857                            $10,228
12/31/2005                  $ 9,886                            $10,340
 1/31/2006                  $10,671                            $10,959
 2/28/2006                  $10,633                            $10,824
 3/31/2006                  $11,003                            $11,126
 4/30/2006                  $11,079                            $11,174
 5/31/2006                  $10,512                            $10,648
 6/30/2006                  $10,505                            $10,604
 7/31/2006                  $10,195                            $10,224
 8/31/2006                  $10,459                            $10,460
 9/30/2006                  $10,618                            $10,698
10/31/2006                  $10,845                            $11,109

                           CLASS A                CLASS B                CLASS C                CLASS I
                    -----------------------------------------------------------------------------------------
                    AVERAGE                AVERAGE                AVERAGE                AVERAGE
FOCUSED MID-CAP      ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
GROWTH PORTFOLIO     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
-------------------------------------------------------------------------------------------------------------
1 Year Return        10.53%     17.29%      12.50%     16.50%      15.58%     16.58%      17.41%     17.41%
5 Year Return          N/A        N/A         N/A        N/A         N/A        N/A         N/A        N/A
10 Year Return         N/A        N/A         N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*      6.72%     15.04%       8.01%     14.08%      11.21%     14.16%      11.99%     15.16%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

* Inception date: Class A 08/03/05; Class B 08/03/05; Class C 08/03/05; Class I 08/03/05.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

For the period ended October 31, 2006, the Focused Mid-Cap Growth Portfolio Class A returned 10.53% compared to 14.51% for the Russell Mid-Cap Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED SMALL-CAP GROWTH PORTFOLIO CLASS A produced solid double-digit absolute gains with a return of 13.62% (excluding sales charge) for the 12 months ended October 31, 2006. Due primarily to what we consider to be a few short-term stock-specific issues, the Portfolio underperformed on a relative basis its more broad-based benchmark, the Russell 2000 Growth Index, which posted a total return of 17.07% for the same period. However, the Portfolio did outperform the Lipper Small-Cap Growth Funds category, representing its peer group, which advanced 12.82% over the same period.*

Smaller-cap stocks overall outperformed both their large-cap and mid-cap counterparts for the fiscal year. However, within the small-cap sector, value stocks outperformed growth stocks. For the Portfolio as a whole, sector allocation had a modestly positive effect on relative performance, although no single sector added or subtracted measurable value over the annual period. During the period, the Portfolio had overweighted positions in consumer services and health care and underweighted positions in computer hardware and software, telecommunications and materials. On an individual stock basis, positions in Focus Media Holding of broadcasting & media, Guess? of apparel & textiles retail, and Wynn Resorts of leisure & tourism helped the Portfolio's relative returns. Positions in LCA-Vision of health care, Oceaneering International of energy exploration, and THQ of computer software disappointed.

BELOW, ROBERT S. JANIS AND TEAM, PORTFOLIO MANAGERS AT DEUTSCHE ASSET MANAGEMENT, INC., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Perhaps the biggest macroeconomic factor weighing on our portion of the Portfolio during the annual period was consumer concerns driven by a spike in energy prices and rising interest rates, especially during the spring and early summer of 2006. While consumer stocks rallied since August 2006 when energy prices began to recede and the Federal Reserve Board decided to pause in its interest rate hikes, some of the top detractors in our portion of the Portfolio were consumer-dependent names. For example, major individual detractors during the annual period included laser vision correction services provider LCA-Vision, handheld ultrasound imaging systems manufacturer SonoSite, and Internet postage services provider Stamps.com, each operating in consumer-dependent markets. We eliminated the Portfolio's positions in SonoSite and Stamps.com in October 2006. From a sector allocation perspective, an overweighted position in health care and an underweighted position in materials detracted from relative results as did stock selection in the health care, energy and financials sectors

On the positive side, individual stock contributors to our portion of the Portfolio's performance included apparel company Guess?, business services company Digital River, and electronics company FormFactor. Allocations to the consumer staples and financials sectors also helped performance relative to the Russell 2000 Growth Index as did stock selection in the information technology and consumer discretionary sectors.

----------
* The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index consists of the smallest 2,000 of the largest 3,000 U.S. companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Small-Cap Growth Portfolio Class A shares would be valued at $20,498. The same amount invested in securities mirroring the performance of the Russell 2000 Growth Index would be valued at $14,080.

                                     [CHART]

            FOCUSED SMALL-CAP   RUSSELL 2000
             GROWTH CLASS A#    GROWTH INDEX
            -----------------   ------------
 6-Jan-98        $ 9,425           $10,000
31-Jan-98        $ 9,416           $ 9,953
28-Feb-98        $10,075           $10,832
31-Mar-98        $10,518           $11,286
30-Apr-98        $10,622           $11,356
31-May-98        $10,028           $10,531
30-Jun-98        $10,311           $10,638
31-Jul-98        $ 9,340           $ 9,750
31-Aug-98        $ 7,436           $ 7,499
30-Sep-98        $ 7,983           $ 8,260
31-Oct-98        $ 8,369           $ 8,690
30-Nov-98        $ 8,869           $ 9,364
31-Dec-98        $ 9,510           $10,212
31-Jan-99        $ 9,755           $10,671
28-Feb-99        $ 8,982           $ 9,695
31-Mar-99        $ 9,510           $10,040
30-Apr-99        $ 9,698           $10,927
31-May-99        $ 9,755           $10,944
30-Jun-99        $10,961           $11,521
31-Jul-99        $10,867           $11,165
31-Aug-99        $10,792           $10,747
30-Sep-99        $11,282           $10,954
31-Oct-99        $12,074           $11,235
30-Nov-99        $13,638           $12,423
31-Dec-99        $16,461           $14,612
31-Jan-00        $16,508           $14,476
29-Feb-00        $22,201           $17,845
31-Mar-00        $20,240           $15,969
30-Apr-00        $17,209           $14,356
31-May-00        $15,590           $13,099
30-Jun-00        $18,895           $14,792
31-Jul-00        $16,878           $13,524
31-Aug-00        $19,549           $14,946
30-Sep-00        $18,516           $14,204
31-Oct-00        $17,336           $13,051
30-Nov-00        $14,505           $10,681
31-Dec-00        $16,273           $11,335
31-Jan-01        $15,710           $12,252
28-Feb-01        $13,842           $10,573
31-Mar-01        $12,164           $ 9,612
30-Apr-01        $13,892           $10,788
31-May-01        $13,641           $11,038
30-Jun-01        $13,972           $11,339
31-Jul-01        $13,199           $10,372
31-Aug-01        $12,405           $ 9,724
30-Sep-01        $10,417           $ 8,155
31-Oct-01        $11,521           $ 8,940
30-Nov-01        $12,767           $ 9,686
31-Dec-01        $13,731           $10,289
31-Jan-02        $13,440           $ 9,923
28-Feb-02        $12,496           $ 9,281
31-Mar-02        $13,299           $10,087
30-Apr-02        $12,867           $ 9,869
31-May-02        $12,636           $ 9,292
30-Jun-02        $12,325           $ 8,504
31-Jul-02        $10,728           $ 7,197
31-Aug-02        $10,798           $ 7,194
30-Sep-02        $10,035           $ 6,674
31-Oct-02        $10,256           $ 7,012
30-Nov-02        $10,889           $ 7,707
31-Dec-02        $10,427           $ 7,175
31-Jan-03        $10,196           $ 6,980
28-Feb-03        $ 9,924           $ 6,794
31-Mar-03        $10,105           $ 6,897
30-Apr-03        $11,019           $ 7,550
31-May-03        $11,953           $ 8,401
30-Jun-03        $12,446           $ 8,563
31-Jul-03        $13,420           $ 9,210
31-Aug-03        $14,284           $ 9,704
30-Sep-03        $13,952           $ 9,459
31-Oct-03        $15,007           $10,276
30-Nov-03        $15,409           $10,611
31-Dec-03        $15,097           $10,658
31-Jan-04        $15,760           $11,218
29-Feb-04        $15,951           $11,201
31-Mar-04        $15,971           $11,253
30-Apr-04        $15,128           $10,688
31-May-04        $15,449           $10,901
30-Jun-04        $16,162           $11,264
31-Jul-04        $14,836           $10,253
31-Aug-04        $14,284           $10,032
30-Sep-04        $15,047           $10,587
31-Oct-04        $15,750           $10,844
30-Nov-04        $16,785           $11,761
31-Dec-04        $17,900           $12,183
31-Jan-05        $17,679           $11,634
28-Feb-05        $18,242           $11,794
31-Mar-05        $17,478           $11,352
30-Apr-05        $16,293           $10,629
31-May-05        $17,659           $11,379
30-Jun-05        $18,131           $11,747
31-Jul-05        $19,196           $12,568
31-Aug-05        $18,583           $12,391
30-Sep-05        $18,523           $12,489
31-Oct-05        $18,041           $12,027
30-Nov-05        $19,316           $12,708
31-Dec-05        $19,524           $12,689
31-Jan-06        $21,329           $13,913
28-Feb-06        $20,892           $13,839
31-Mar-06        $21,986           $14,512
30-Apr-06        $22,161           $14,470
31-May-06        $21,242           $13,451
30-Jun-06        $21,340           $13,460
31-Jul-06        $19,436           $12,760
31-Aug-06        $19,786           $13,134
30-Sep-06        $20,027           $13,223
31-Oct-06        $20,498           $14,080

                           CLASS A                CLASS B               CLASS C++               CLASS I
                    -----------------------------------------------------------------------------------------
                    AVERAGE                AVERAGE                AVERAGE                AVERAGE
FOCUSED SMALL-CAP    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
GROWTH PORTFOLIO     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
-------------------------------------------------------------------------------------------------------------
1 Year Return         7.06%      13.62%      8.88%      12.88%     11.92%      12.92%     13.86%     13.86%
5 Year Return        10.89%      77.91%     11.25%      72.42%     11.45%      71.98%     12.36%     79.12%
10 Year Return         N/A         N/A        N/A         N/A        N/A         N/A        N/A        N/A
Since Inception*      8.48%     117.48%      8.51%     105.52%      8.42%     103.99%      1.63%     10.74%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

* Inception date: Class A 01/06/98; Class B 01/06/98; Class C 01/06/98; Class I 07/10/00.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused Small-Cap Growth Portfolio Class A returned 7.06% compared to 17.07% for the Russell 2000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED LARGE-CAP VALUE PORTFOLIO CLASS A produced strong double-digit absolute return of 14.70% (excluding sales charge) for the 12 months ended October 31, 2006. The Portfolio's core-tilt limited its relative performance however, especially during the broad market sell-off of late spring and early summer. Thus, the Portfolio underperformed its benchmark, the Russell 1000 Value Index, which posted a total return of 21.46%, and the Lipper Large-Cap Value Funds category, representing its peer group, which advanced 17.73%, over the same period.* At the same time, each of the subadvisers managed risk during what was clearly a volatile fiscal year.

The U.S. equity market posted strong gains for the annual period, though most of the positive returns resulted from rallies in the first and third quarters of 2006. The market actually corrected in May and June, fueled by concerns that higher energy prices, inflationary pressures and retrenchment of the U.S. consumer caused by a weakening housing market would lead to an economic recession. For the fiscal year overall, the recurring themes affecting the market were rising short-term interest rates and higher energy prices. During the period, the Federal Reserve Board (the Fed) raised the targeted federal funds rate in six increments of 0.25% before pausing in its tightening cycle in early August. Oil prices climbed above $77.00 per barrel early in the third quarter of 2006, and then declined significantly in late summer and into October amid slowing demand. The price of crude oil stood at $58.73 per barrel at October 31, 2006. Value stocks significantly outperformed growth stocks for the 12 months, as measured by the Russell indices, but large-cap company stocks overall lagged their small-cap counterparts.

For the Portfolio as a whole, stock selection generally had a neutral effect on relative results, while sector allocation detracted. Still, overweighted positions in health care and energy helped performance as did gains in stock holdings Hewlett-Packard of the computers & business equipment industry, Nucor of the metals & mining industry, and News Corp. of the broadcasting & media industry. For the annual period, these positive contributors were not enough to offset the detracting effects of underweighted positions in telecommunications services and business services and an overweighted exposure to computer software. Also, Portfolio holdings Aetna and CareMark Rx of healthcare, ConocoPhillips and Chevron of energy, and Computer Sciences of business services lost value.

BELOW, ROBERT C. DOLL AND TEAM, PORTFOLIO MANAGERS AT BLACKROCK INVESTMENT MANAGEMENT, LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Throughout the fiscal year, we maintained a pro-cyclical positioning in our portion of the Portfolio. That is, we maintained overweighted positions in the more cyclical sectors of the market, such as energy and information technology, and underweighted positions in the more defensive sectors, such as consumer staples, utilities and financials. This positioning worked well in the early part of the fiscal year. However, the cyclical areas of the market were among those hardest hit during the market sell-off that began in May, when concerns about the economy combined with uncertainty around the Fed's monetary policy. The market then rotated into more defensive areas and higher capitalization securities in anticipation of a significant U.S. economic slowdown. As this market environment was challenging for cyclical stocks, our portion of the Portfolio lost ground during these months.

Overall, our portion of the Portfolio's performance benefited most from security selection in the materials sector, with steel company Nucor a standout performer, and in the consumer discretionary sector, where retailer J.C. Penney was a strong positive contributor to relative results. Detracting from our portion of the Portfolio's relative performance was stock selection in the energy, health care and financials sectors. More specifically, holdings in Sunoco, Valero Energy, Caremark Rx, Aetna, St. Paul Travelers and MetLife disappointed.

----------
* The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Large-Cap Value Portfolio Class A shares would be valued at $15,815. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $20,545.

                                     [CHART]

            FOCUSED LARGE-CAP   RUSSELL 1000
             VALUE CLASS A#@     VALUE INDEX
            -----------------   ------------
15-Oct-97        $ 9,427           $10,000
31-Oct-97        $ 8,944           $ 9,520
30-Nov-97        $ 9,163           $ 9,941
31-Dec-97        $ 9,238           $10,231
31-Jan-98        $ 9,155           $10,086
28-Feb-98        $ 9,766           $10,765
31-Mar-98        $10,204           $11,423
30-Apr-98        $10,385           $11,500
31-May-98        $10,030           $11,329
30-Jun-98        $10,113           $11,475
31-Jul-98        $ 9,765           $11,272
31-Aug-98        $ 8,248           $ 9,595
30-Sep-98        $ 8,731           $10,145
31-Oct-98        $ 9,501           $10,931
30-Nov-98        $ 9,833           $11,440
31-Dec-98        $10,045           $11,830
31-Jan-99        $ 9,969           $11,924
28-Feb-99        $ 9,817           $11,756
31-Mar-99        $10,166           $11,999
30-Apr-99        $11,168           $13,120
31-May-99        $11,054           $12,976
30-Jun-99        $11,442           $13,352
31-Jul-99        $11,047           $12,961
31-Aug-99        $10,766           $12,480
30-Sep-99        $10,250           $12,044
31-Oct-99        $10,667           $12,738
30-Nov-99        $10,622           $12,638
31-Dec-99        $10,847           $12,699
31-Jan-00        $10,490           $12,285
29-Feb-00        $10,233           $11,372
31-Mar-00        $11,414           $12,760
30-Apr-00        $11,383           $12,611
31-May-00        $11,593           $12,744
30-Jun-00        $11,461           $12,162
31-Jul-00        $11,492           $12,314
31-Aug-00        $12,168           $12,999
30-Sep-00        $11,950           $13,118
31-Oct-00        $12,199           $13,440
30-Nov-00        $11,655           $12,941
31-Dec-00        $12,317           $13,590
31-Jan-01        $12,666           $13,642
28-Feb-01        $12,040           $13,263
31-Mar-01        $11,649           $12,794
30-Apr-01        $12,251           $13,421
31-May-01        $12,439           $13,723
30-Jun-01        $12,146           $13,418
31-Jul-01        $11,950           $13,390
31-Aug-01        $11,438           $12,854
30-Sep-01        $10,673           $11,949
31-Oct-01        $10,624           $11,846
30-Nov-01        $11,438           $12,535
31-Dec-01        $11,723           $12,830
31-Jan-02        $11,405           $12,731
28-Feb-02        $11,145           $12,752
31-Mar-02        $11,446           $13,355
30-Apr-02        $10,860           $12,897
31-May-02        $10,893           $12,962
30-Jun-02        $ 9,721           $12,217
31-Jul-02        $ 9,111           $11,082
31-Aug-02        $ 9,429           $11,165
30-Sep-02        $ 8,103           $ 9,924
31-Oct-02        $ 9,038           $10,659
30-Nov-02        $ 9,721           $11,331
31-Dec-02        $ 9,185           $10,838
31-Jan-03        $ 9,014           $10,576
28-Feb-03        $ 8,818           $10,294
31-Mar-03        $ 8,810           $10,311
30-Apr-03        $ 9,778           $11,219
31-May-03        $10,641           $11,943
30-Jun-03        $10,942           $12,092
31-Jul-03        $10,665           $12,272
31-Aug-03        $10,942           $12,464
30-Sep-03        $10,901           $12,342
31-Oct-03        $11,405           $13,097
30-Nov-03        $11,715           $13,275
31-Dec-03        $12,261           $14,093
31-Jan-04        $12,367           $14,341
29-Feb-04        $12,350           $14,649
31-Mar-04        $12,114           $14,520
30-Apr-04        $11,992           $14,165
31-May-04        $12,163           $14,310
30-Jun-04        $12,285           $14,648
31-Jul-04        $11,853           $14,442
31-Aug-04        $12,008           $14,647
30-Sep-04        $11,715           $14,874
31-Oct-04        $12,000           $15,121
30-Nov-04        $12,391           $15,886
31-Dec-04        $12,933           $16,418
31-Jan-05        $12,473           $16,126
28-Feb-05        $13,106           $16,661
31-Mar-05        $13,016           $16,432
30-Apr-05        $12,449           $16,138
31-May-05        $12,950           $16,526
30-Jun-05        $13,090           $16,707
31-Jul-05        $13,402           $17,191
31-Aug-05        $13,673           $17,116
30-Sep-05        $14,002           $17,356
31-Oct-05        $13,788           $16,916
30-Nov-05        $13,944           $17,469
31-Dec-05        $14,122           $17,576
31-Jan-06        $14,801           $18,259
28-Feb-06        $14,646           $18,370
31-Mar-06        $14,809           $18,619
30-Apr-06        $14,912           $19,092
31-May-06        $14,526           $18,610
30-Jun-06        $14,732           $18,729
31-Jul-06        $15,127           $19,184
31-Aug-06        $15,308           $19,505
30-Sep-06        $15,333           $19,894
31-Oct-06        $15,815           $20,545

                           CLASS A                CLASS B               CLASS C++
                    ------------------------------------------------------------------
                    AVERAGE                AVERAGE                AVERAGE
FOCUSED LARGE-CAP    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
VALUE PORTFOLIO      RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
--------------------------------------------------------------------------------------
1 Year Return        8.13%      14.70%      9.90%      13.90%      12.88%     13.88%
5 Year Return        7.00%      48.85%      7.25%      43.92%       7.57%     44.05%
10 Year Return        N/A         N/A        N/A         N/A         N/A        N/A
Since Inception*     5.20%      67.76%      5.27%      59.08%       5.21%     58.23%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

@ Returns of Class A shares have replaced the returns of Class B shares in the Graph because Class A currently has the largest amount of net assets of any Class of the Portfolio.

For the 12 month period ended October 31, 2006, the Focused Large-Cap Value Portfolio Class A returned 8.13% compared to 21.46% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED MULTI-CAP VALUE PORTFOLIO* CLASS A produced a strong double-digit return of 22.82% (excluding sales charge) for the 12 months ended October 31, 2006. On a relative basis, the Portfolio also performed well, outpacing its benchmark, the Russell 1000 Value Index, which posted a total return of 21.46%, and the Lipper Multi-Cap Value Funds category, representing its peer group, which rose 17.77%, over the same period.**

The U.S. equity market posted strong gains for the annual period as a whole, despite an ebbing in economic growth during the second half of the fiscal year. Stocks were bolstered by consistent corporate earnings growth and still relatively low interest rates. Also, the cooling of the housing market did not yet slow consumer spending. Further supporting the market was inflation that was clearly higher but contained, and there was an alleviation of inflation concerns toward the end of the period with the reduction in energy prices. Finally, the U.S. dollar weakened against most major currencies near the end of 2005 and into the beginning of 2006, but rallied over the last six months of the fiscal year along with the stock market. The softening of the economy gave the Federal Reserve Board some leeway to take a pause in its tightening cycle. At the end of the annual period, the stock market appeared to be trying to decipher whether or not this pause was temporary or more permanent in nature.

The Portfolio's performance benefited from the fact that value stocks outperformed growth stocks for the annual period across all market capitalizations. Indeed, the Portfolio's multi-cap value strategy offered investors strong absolute and relative returns as well as the opportunity to profit from eventual market recognition of the true value of its holdings as those stock prices rebound to historical growth paths. For the 12 months ended October 31, 2006, small-cap stocks were the best-performing equity market sector, followed by mid-cap stocks and then large-cap stocks.

For the Portfolio as a whole, both sector allocation and stock selection helped relative performance. An overweighted position in health care and individual security selection in financials helped most. The Portfolio's stock positions produced positive absolute returns for the period, with real estate company Forest City Enterprises, pharmaceutical company Daiichi Sankyo, and metals & mining company POSCO among the best performers.

BELOW, STEPHEN G. ATKINS AND TEAM, PORTFOLIO MANAGERS AT NORTHERN TRUST INVESTMENTS, N.A., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Our portion of the Portfolio benefited from its overweighted position in telecommunications, as this sector was one of the top performers in the Russell 1000 Value Index over the annual period. From an individual stock perspective, a holding in health care giant Pfizer contributed most to the performance of our portion of the Portfolio. Pfizer benefited during the period from a U.S. appellate court ruling that upheld its patent on Lipitor, the world's biggest selling drug.

Conversely, an underweighted position in energy relative to the Russell 1000 Value Index detracted from our portion of the Portfolio's results. The energy sector's performance was boosted by energy prices that remained robust through the end of 2005 and well into the first half of 2006. On a stock-specific basis, holding a position in General Motors during the fourth calendar quarter of 2005 hurt our portion of the Portfolio's performance. General Motors' stock was under pressure at that time based on negative news flow from the company as well as from massive tax-loss selling in the last month of 2005.

----------
* As of November 21, 2006, the name of the Focused Multi-Cap Value Portfolio was changed to the Focused Value Portfolio.

** The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Cap Value Portfolio Class A shares would be valued at $21,003. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $16,130.

                                    [CHART]

            FOCUSED MULTI-CAP   RUSSELL 1000
             VALUE CLASS A#@     VALUE INDEX
            -----------------   ------------
 1-Nov-99        $ 9,427           $10,000
30-Nov-99        $ 9,646           $ 9,922
31-Dec-99        $ 9,925           $ 9,970
31-Jan-00        $ 9,698           $ 9,644
29-Feb-00        $ 9,465           $ 8,928
31-Mar-00        $10,415           $10,017
30-Apr-00        $10,460           $ 9,901
31-May-00        $10,679           $10,005
30-Jun-00        $10,732           $ 9,548
31-Jul-00        $10,852           $ 9,667
31-Aug-00        $11,365           $10,205
30-Sep-00        $11,516           $10,299
31-Oct-00        $12,262           $10,552
30-Nov-00        $12,534           $10,160
31-Dec-00        $13,020           $10,669
31-Jan-01        $14,413           $10,710
28-Feb-01        $13,610           $10,412
31-Mar-01        $13,028           $10,044
30-Apr-01        $14,003           $10,537
31-May-01        $14,145           $10,774
30-Jun-01        $14,570           $10,534
31-Jul-01        $14,515           $10,512
31-Aug-01        $13,941           $10,091
30-Sep-01        $13,044           $ 9,381
31-Oct-01        $13,115           $ 9,300
30-Nov-01        $13,830           $ 9,841
31-Dec-01        $14,323           $10,073
31-Jan-02        $13,926           $ 9,995
28-Feb-02        $13,764           $10,011
31-Mar-02        $14,339           $10,485
30-Apr-02        $13,740           $10,125
31-May-02        $13,869           $10,176
30-Jun-02        $12,728           $ 9,592
31-Jul-02        $11,699           $ 8,700
31-Aug-02        $11,618           $ 8,766
30-Sep-02        $10,566           $ 7,791
31-Oct-02        $10,873           $ 8,368
30-Nov-02        $11,691           $ 8,895
31-Dec-02        $10,979           $ 8,509
31-Jan-03        $10,954           $ 8,303
28-Feb-03        $10,695           $ 8,082
31-Mar-03        $10,882           $ 8,095
30-Apr-03        $11,683           $ 8,808
31-May-03        $12,638           $ 9,376
30-Jun-03        $12,452           $ 9,493
31-Jul-03        $12,800           $ 9,635
31-Aug-03        $13,286           $ 9,785
30-Sep-03        $13,213           $ 9,690
31-Oct-03        $13,845           $10,283
30-Nov-03        $14,120           $10,422
31-Dec-03        $14,865           $11,064
31-Jan-04        $15,420           $11,259
29-Feb-04        $15,803           $11,500
31-Mar-04        $15,395           $11,400
30-Apr-04        $14,840           $11,121
31-May-04        $14,955           $11,234
30-Jun-04        $15,199           $11,500
31-Jul-04        $14,800           $11,338
31-Aug-04        $15,167           $11,499
30-Sep-04        $15,444           $11,677
31-Oct-04        $15,436           $11,871
30-Nov-04        $16,333           $12,472
31-Dec-04        $17,092           $12,889
31-Jan-05        $16,823           $12,661
28-Feb-05        $17,419           $13,080
31-Mar-05        $17,100           $12,901
30-Apr-05        $16,513           $12,670
31-May-05        $16,790           $12,975
30-Jun-05        $17,247           $13,117
31-Jul-05        $17,916           $13,496
31-Aug-05        $18,006           $13,437
30-Sep-05        $18,210           $13,626
31-Oct-05        $17,100           $13,280
30-Nov-05        $17,614           $13,714
31-Dec-05        $17,667           $13,799
31-Jan-06        $18,523           $14,334
28-Feb-06        $18,311           $14,422
31-Mar-06        $19,043           $14,617
30-Apr-06        $19,405           $14,989
31-May-06        $19,105           $14,610
30-Jun-06        $19,432           $14,704
31-Jul-06        $19,485           $15,061
31-Aug-06        $20,182           $15,313
30-Sep-06        $20,526           $15,618
31-Oct-06        $21,003           $16,130

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE
FOCUSED MULTI-CAP     ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
VALUE PORTFOLIO       RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return         15.75%      22.82%     18.04%      22.04%     21.00%      22.00%
5 Year Return          8.58%      60.15%      8.88%      55.00%      9.16%      54.97%
10 Year Return          N/A         N/A        N/A         N/A        N/A         N/A
Since Inception*      11.18%     122.79%     11.41%     113.10%     11.40%     112.94%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 11/01/99; Class B 11/01/99; Class C 11/01/99.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

@ Returns of Class A shares have replaced the returns of Class B shares in the Graph because Class A currently has the largest amount of net assets of any Class of the Portfolio.

For the 12 month period ended October 31, 2006, the Focused Multi-Cap Value Portfolio Class A returned 15.75% compared to 21.46% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED MID-CAP VALUE PORTFOLIO CLASS A returned 20.17% (excluding sales charge) for the 12 months ended October 31, 2006. The Portfolio clearly posted impressive absolute gains, and only modestly lagged the Portfolio's benchmark, the Russell Mid-Cap Value Index, which posted a total return of 20.51% for the same period. The Portfolio also significantly outperformed the Lipper Mid-Cap Value Funds category, representing its peer group, which gained 16.81% over the same period.*

The equity markets experienced a volatile 12 months, yet most major domestic indices finished the fiscal year with double-digit gains. At the end of the fiscal year, data on consumer confidence, employment and personal income indicated U.S. economic growth may well be slowing. In addition, the residential housing market continued to weaken. Oil prices had backed off of their highs and were hovering around $60 per barrel. While the Federal Reserve Board had paused in its interest rate hikes from August through October, this economic data indicated that the Fed may indeed be at the end of its two-year cycle of monetary tightening. To the Portfolio's advantage, mid-cap stocks outpaced their large-cap counterparts for the annual period, and within the mid-cap sector, value stocks outperformed growth stocks.

For the Portfolio as a whole, sector allocation had a neutral effect on performance. That said, however, an overweighted position in materials and underweighted positions in health care, utilities and telecommunications contributed positively to the Portfolio's returns. Conversely, underweighted exposures to media, consumer goods and services, and financial services detracted from relative results. From an individual stock perspective, strong positive contributors to performance included CBOT Holdings and International Securities Exchange Holdings in financials, Foot Locker in consumer goods, Symbol Technologies in computer hardware, and Allegheny Energy in utilities. Portfolio positions in Pioneer Natural Resources of energy, NYSE Group, Inc. of financials, and YRC Worldwide of business services detracted from relative returns.

BELOW, JOHN L. KEELEY, JR. AND TEAM, PORTFOLIO MANAGERS AT KEELEY ASSET MANAGEMENT CORP. (KAMCO), DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Sector allocation in our portion of the Portfolio helped relative results overall. Most of this benefit came during the first nine months of the fiscal year when positioning in the financial, industrial and utilities sectors relative to the Russell Mid-Cap Value Index significantly helped returns. Toward the end of the period, the performance advantage of sector allocation was more modest.

Security selection as a whole detracted from our portion of the Portfolio's performance. Specifically, insurance company Conseco, energy sources firm Pioneer Natural Resources, and diversified operations conglomerate Walter Industries each produced negative returns during the 12-month period. Positions in these stocks thereby put downward pressure on our portion of the Portfolio overall.

----------
* The Russell Mid-Cap Value Index measures the performance of those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Russell Mid-Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Mid-Cap Value Portfolio Class A shares would be valued at $11,184. The same amount invested in securities mirroring the performance of the Russell Mid-Cap Value Index would be valued at $11,647.

                                    [CHART]

            FOCUSED MID-CAP   RUSSELL MID-CAP
             VALUE CLASS A#     VALUE INDEX
            ---------------   ---------------
 2-Aug-05       $ 9,427           $10,000
31-Aug-05       $ 9,480           $ 9,836
30-Sep-05       $ 9,623           $ 9,969
31-Oct-05       $ 9,306           $ 9,664
30-Nov-05       $ 9,744           $10,005
31-Dec-05       $ 9,966           $10,102
31-Jan-06       $10,491           $10,540
28-Feb-06       $10,643           $10,640
31-Mar-06       $10,955           $10,872
30-Apr-06       $10,971           $10,977
31-May-06       $10,476           $10,747
30-Jun-06       $10,461           $10,812
31-Jul-06       $10,347           $10,750
31-Aug-06       $10,415           $11,052
30-Sep-06       $10,621           $11,193
31-Oct-06       $11,184           $11,647

                          CLASS A                CLASS B                CLASS C               CLASS I
                   -----------------------------------------------------------------------------------------
                   AVERAGE                AVERAGE                AVERAGE                AVERAGE
FOCUSED MID-CAP     ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
VALUE PORTFOLIO     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
------------------------------------------------------------------------------------------------------------
1 Year Return       13.29%     20.17%      15.32%     19.32%      18.40%     19.40%      20.30%     20.30%
5 Year Return         N/A        N/A         N/A        N/A         N/A        N/A         N/A        N/A
10 Year Return        N/A        N/A         N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*     9.39%     18.64%      10.77%     17.60%      13.95%     17.68%      14.79%     18.76%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

* Inception date: Class A 08/03/05; Class B 08/03/05; Class C 08/03/05; Class I 08/03/05.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

For the period ended October 31, 2006, the Focused Mid-Cap Value Portfolio Class A returned 13.29% compared to 20.51% for the Russell Mid Cap Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED SMALL-CAP VALUE PORTFOLIO CLASS A produced a solid double-digit return of 14.48% (excluding sales charge) for the 12 months ended October 31, 2006. On a relative basis, the Portfolio underperformed its more broad-based benchmark, the Russell 2000 Value Index, which posted a total return of 22.90% for the same period. The Portfolio also lagged the Lipper Small-Cap Value Funds category, representing its peer group, which advanced 16.79% over the same period.*

The equity markets remained focused upon inflation, interest rates, energy prices, housing markets and consumer activity during this annual period. For example, as the fiscal year progressed, investors reduced their expectations of economic growth, as higher mortgage interest costs and energy prices took their toll on consumer spending and consumer confidence. Although some of these concerns were offset by a strong employment market and record corporate profits, this negative sentiment reached its peak in May, and the equity markets experienced a significant sell-off. Toward the end of the summer, energy prices began to abate, and longer-term interest rates and mortgage rates came down to levels similar to those seen one year prior. Investors concluded an economic "soft landing" was probable, and the equity markets rallied in September and October.

Smaller-cap stocks outpaced their larger-cap brethren for the fiscal year overall, although that advantage was gained primarily through May 2006. At that point, economic growth concerns took hold, and larger-cap stocks subsequently outperformed their smaller-cap peers. Within the small-cap sector, the value style of investing outperformed growth.

For the Portfolio as a whole, both sector allocation and stock selection detracted from performance overall. An underweighted position in financial services contributed positively to relative results. However this was not enough to offset the detracting effects of underweighted positions in materials and telecommunications services and overweighted allocations to energy and computer hardware & equipment. On an individual stock basis, selections in consumer services, such as restaurant Ruby Tuesday, and in computer software, such as intellectual capital management software provider Verity, contributed positively to the Portfolio's performance. But these positives were not enough to balance disappointing picks, especially those in the materials and consumer goods sectors. These poor performers included ethanol producer Aventine Renewable Energy, engineering and gas turbine equipment provider Global Power Equipment Group, footwear & activewear specialty retailer The Finish Line, and newspaper publisher Journal Register.

BELOW, HITESH PATEL AND TEAM, PORTFOLIO MANAGERS AT ALLEGIANT ASSET MANAGEMENT CO., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE PERIOD FROM JUNE 1, 2006, WHEN THEY ASSUMED MANAGEMENT OF A PORTION OF THE PORTFOLIO, THROUGH OCTOBER 31, 2006.

Our team's security selection was positive in eight of the ten sectors of the Russell 2000 Value Index during the five-month period we have been managing a portion of the Portfolio. Individual stock selection within the energy and consumer discretionary sectors was particularly effective. Within energy, two of the Portfolio's holdings--Giant Industries and NS Group--were the subject of acquisitions, which boosted their share prices. Also, our portion of the Portfolio's three holdings within the consumer discretionary sector--namely, Charming Shoppes, Phillips-Van Heusen and Wolverine World Wide, returned 32%, 30% and 24%, respectively, during the five-month period ended October 31, 2006, easily outperforming the overall sector's return of 7.7% within the Russell 2000 Value Index. Another notable area of security selection was within the financial sector, where Portfolio holding Cash America returned 34% during the five-month period.

Partially offsetting these positives were security selection in health care and technology, which hurt. From a sector allocation perspective, underweighted positions in the strongly-performing utility and financial sectors and overweighted positions in the poorly-performing health care, technology and energy sectors also detracted from our portion of the Portfolio's relative results.

----------
* The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Index consists of the smallest 2,000 of the largest 3,000 U.S. companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Small-Cap Value Portfolio Class A shares would be valued at $22,407. The same amount invested in securities mirroring the performance of the Russell 2000 Value Index would be valued at $25,383.

                                    [CHART]

            FOCUSED SMALL-CAP   RUSSELL 2000
             VALUE CLASS A#@     VALUE INDEX
            -----------------   ------------
15-Oct-97        $ 9,427           $10,000
31-Oct-97        $ 9,155           $ 9,549
30-Nov-97        $ 9,186           $ 9,653
31-Dec-97        $ 9,404           $ 9,981
31-Jan-98        $ 9,193           $ 9,800
28-Feb-98        $ 9,827           $10,392
31-Mar-98        $10,158           $10,814
30-Apr-98        $10,204           $10,867
31-May-98        $ 9,781           $10,483
30-Jun-98        $ 9,570           $10,423
31-Jul-98        $ 8,967           $ 9,607
31-Aug-98        $ 7,390           $ 8,102
30-Sep-98        $ 7,677           $ 8,560
31-Oct-98        $ 8,167           $ 8,814
30-Nov-98        $ 8,439           $ 9,053
31-Dec-98        $ 8,771           $ 9,337
31-Jan-99        $ 8,650           $ 9,125
28-Feb-99        $ 7,941           $ 8,502
31-Mar-99        $ 7,948           $ 8,432
30-Apr-99        $ 8,847           $ 9,201
31-May-99        $ 9,224           $ 9,484
30-Jun-99        $ 9,579           $ 9,828
31-Jul-99        $ 9,428           $ 9,594
31-Aug-99        $ 9,126           $ 9,244
30-Sep-99        $ 8,998           $ 9,059
31-Oct-99        $ 8,832           $ 8,878
30-Nov-99        $ 9,051           $ 8,924
31-Dec-99        $ 9,330           $ 9,198
31-Jan-00        $ 9,058           $ 8,957
29-Feb-00        $ 9,058           $ 9,505
31-Mar-00        $ 9,836           $ 9,549
30-Apr-00        $ 9,753           $ 9,606
31-May-00        $ 9,881           $ 9,459
30-Jun-00        $ 9,858           $ 9,736
31-Jul-00        $10,115           $10,060
31-Aug-00        $10,726           $10,510
30-Sep-00        $10,485           $10,450
31-Oct-00        $10,507           $10,413
30-Nov-00        $10,364           $10,201
31-Dec-00        $11,496           $11,297
31-Jan-01        $12,032           $11,609
28-Feb-01        $11,708           $11,593
31-Mar-01        $11,360           $11,407
30-Apr-01        $11,972           $11,935
31-May-01        $12,455           $12,242
30-Jun-01        $12,795           $12,734
31-Jul-01        $12,621           $12,449
31-Aug-01        $12,561           $12,406
30-Sep-01        $11,217           $11,036
31-Oct-01        $11,738           $11,325
30-Nov-01        $12,545           $12,138
31-Dec-01        $13,363           $12,881
31-Jan-02        $13,355           $13,052
28-Feb-02        $13,307           $13,132
31-Mar-02        $14,244           $14,115
30-Apr-02        $13,856           $14,612
31-May-02        $13,606           $14,129
30-Jun-02        $12,645           $13,816
31-Jul-02        $11,345           $11,763
31-Aug-02        $11,264           $11,711
30-Sep-02        $10,012           $10,875
31-Oct-02        $10,667           $11,038
30-Nov-02        $12,096           $11,919
31-Dec-02        $11,384           $11,410
31-Jan-03        $11,037           $11,088
28-Feb-03        $10,876           $10,716
31-Mar-03        $11,003           $10,830
30-Apr-03        $11,755           $11,859
31-May-03        $12,769           $13,070
30-Jun-03        $12,854           $13,291
31-Jul-03        $13,446           $13,954
31-Aug-03        $14,130           $14,484
30-Sep-03        $13,877           $14,318
31-Oct-03        $14,958           $15,485
30-Nov-03        $15,643           $16,080
31-Dec-03        $16,403           $16,661
31-Jan-04        $16,894           $17,237
29-Feb-04        $17,308           $17,571
31-Mar-04        $17,468           $17,814
30-Apr-04        $16,978           $16,893
31-May-04        $17,088           $17,097
30-Jun-04        $17,823           $17,965
31-Jul-04        $17,232           $17,139
31-Aug-04        $17,299           $17,307
30-Sep-04        $17,789           $17,992
31-Oct-04        $18,026           $18,272
30-Nov-04        $19,277           $19,893
31-Dec-04        $19,864           $20,368
31-Jan-05        $19,151           $19,580
28-Feb-05        $19,864           $19,969
31-Mar-05        $19,470           $19,558
30-Apr-05        $18,494           $18,549
31-May-05        $19,320           $19,680
30-Jun-05        $19,986           $20,550
31-Jul-05        $20,811           $21,720
31-Aug-05        $20,361           $21,221
30-Sep-05        $20,539           $21,186
31-Oct-05        $19,573           $20,654
30-Nov-05        $20,089           $21,492
31-Dec-05        $19,978           $21,327
31-Jan-06        $21,243           $23,090
28-Feb-06        $21,085           $23,089
31-Mar-06        $21,673           $24,207
30-Apr-06        $21,820           $24,272
31-May-06        $20,995           $23,266
30-Jun-06        $20,871           $23,552
31-Jul-06        $20,204           $23,226
31-Aug-06        $21,447           $23,920
30-Sep-06        $21,424           $24,153
31-Oct-06        $22,407           $25,383

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE
FOCUSED SMALL-CAP     ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
VALUE PORTFOLIO       RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return          7.91%      14.48%      9.92%      13.65%     12.74%      13.68%
5 Year Return         12.46%      90.90%     12.79%      84.57%     13.07%      84.81%
10 Year Return          N/A         N/A        N/A         N/A        N/A         N/A
Since Inception*       9.33%     137.70%      9.41%     125.49%      9.34%     124.28%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

@ Returns of Class A shares have replaced the returns of Class B shares in the Graph because Class A currently has the largest amount of net assets of any Class of the Portfolio.

For the 12 month period ended October 31, 2006, the Focused Small-Cap Value Portfolio Class A returned 7.91% compared to 22.90% for the Russell 2000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED GROWTH AND INCOME PORTFOLIO CLASS A returned 17.69% (excluding sales charge) for the 12 months ended October 31, 2006. This outperformed the Portfolio's benchmark, the S&P 500 Index, which posted a total return of 16.34% for the same period. Perhaps even more noteworthy, the Portfolio also significantly outperformed the Lipper Large-Cap Growth Funds category, representing its peer group, which posted just 7.42% over the same period.*

The S&P 500 Index generated strong absolute returns, led by the telecommunications services, materials and financials sectors. Information technology was the worst performing sector. During the first half of the annual period, U.S. equities rallied, supported by balanced economic data, low unemployment, healthy corporate profits and subdued inflation. Oil prices were high, but investors focused on the outlook for U.S. and global interest rates, which were rising at a gradual and manageable pace. During the late spring and early summer, stocks declined, as signs emerged that the economy was beginning to moderate and oil prices continued their upward march. Additionally, there was a changing perception of monetary policy. After signaling a pause earlier in the year, Federal Reserve Board Chairman Bernanke began making comments in May that inflationary pressures were present and that future interest rate increases might be necessary. That question was settled by the end of the summer when a pause in the Fed's tightening cycle and a downward slide in oil prices helped lift U.S. equities to new highs. This equity market rally continued through October.

For the Portfolio as a whole, security selection contributed most to its relative outperformance, more than offsetting the slightly detracting effect of its sector allocation. Some of the Portfolio's best individual stock contributors were Las Vegas Sands in lodging/gaming, Chicago Mercantile Exchange Holdings in financial services, and Southern Copper in materials/mining. Health care holdings UnitedHealth Group and Genentech lost ground during the annual period. From a sector and industry perspective, an overweighted position in telecommunications and a market-weighted position in energy benefited Portfolio performance. However, these positives were not enough to outweigh the negative effects of underweighted positions in financial services, computer software and materials and an overweighted position in consumer services. It is important to note that such sector positioning was in part the result of the Portfolio's unique approach, which includes investments in both growth and value areas of the market. Overall, the Portfolio's annual results clearly demonstrate that this asset allocation strategy provided an all-weather fund that effectively smoothed out volatility during a fiscal year when ups and downs in the market were rather dramatic.

BELOW, STEVE NEIMETH AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Our portion of the Portfolio's strict valuation discipline proved beneficial amid a market environment that saw value stocks outperform growth stocks. We focus our investment selection process on large-cap equities that have greater growth rates and more attractive valuations relative to the S&P 500 Index.

More specifically, our portion of the Portfolio benefited from its strong stock selection in the health care, consumer discretionary and financial sectors. On an industry level, positions in pharmaceutical & biotechnology, media and banking helped most. Overweighted positions in the energy and telecommunications services sectors further contributed to relative results. Among our portion of the Portfolio's top-performing individual stock positions were Bank of America and Citigroup, two leading providers of banking and financial services; News Corp., a global media company; ExxonMobil, an integrated oil & gas producer; and AT&T, a telecommunications services provider.

Conversely, an overweighted position in the consumer discretionary sector detracted from relative performance during the annual period. Stock selection in the information technology sector and having no exposure to the materials sector also hurt. Individual stock positions that detracted from our portion of the Portfolio's performance included Microsoft, the software developing giant; Marathon Oil, an energy company engaged in the exploration and refining of oil and gas; NIKE, a leading footwear and apparel manufacturer; Comcast, a provider of cable and consumer entertainment services; and International Business Machines (IBM), a global information technology company.

----------
* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Growth and Income Portfolio Class A shares would be valued at $16,106. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $16,425.

                                    [CHART]

            FOCUSED GROWTH AND   S&P 500
             INCOME CLASS A#@     INDEX
            ------------------   -------
15-Oct-97         $ 9,427        $10,000
31-Oct-97         $ 9,035        $ 9,476
30-Nov-97         $ 9,329        $ 9,914
31-Dec-97         $ 9,540        $10,084
31-Jan-98         $ 9,548        $10,196
28-Feb-98         $10,158        $10,931
31-Mar-98         $10,641        $11,490
30-Apr-98         $10,558        $11,606
31-May-98         $10,347        $11,406
30-Jun-98         $10,528        $11,869
31-Jul-98         $10,243        $11,743
31-Aug-98         $ 8,688        $10,048
30-Sep-98         $ 9,073        $10,691
31-Oct-98         $ 9,843        $11,560
30-Nov-98         $10,319        $12,261
31-Dec-98         $10,790        $12,967
31-Jan-99         $11,027        $13,509
28-Feb-99         $10,744        $13,089
31-Mar-99         $11,265        $13,613
30-Apr-99         $11,724        $14,140
31-May-99         $11,288        $13,806
30-Jun-99         $11,984        $14,572
31-Jul-99         $11,731        $14,118
31-Aug-99         $11,777        $14,048
30-Sep-99         $11,701        $13,663
31-Oct-99         $13,101        $14,527
30-Nov-99         $14,211        $14,823
31-Dec-99         $17,065        $15,696
31-Jan-00         $16,011        $14,907
29-Feb-00         $17,789        $14,625
31-Mar-00         $18,030        $16,056
30-Apr-00         $16,309        $15,573
31-May-00         $14,925        $15,253
30-Jun-00         $16,486        $15,629
31-Jul-00         $16,373        $15,385
31-Aug-00         $18,433        $16,340
30-Sep-00         $17,218        $15,478
31-Oct-00         $15,705        $15,412
30-Nov-00         $13,943        $14,197
31-Dec-00         $14,311        $14,267
31-Jan-01         $14,278        $14,773
28-Feb-01         $12,678        $13,426
31-Mar-01         $11,804        $12,575
30-Apr-01         $12,711        $13,553
31-May-01         $12,695        $13,643
30-Jun-01         $12,422        $13,311
31-Jul-01         $12,117        $13,180
31-Aug-01         $11,243        $12,355
30-Sep-01         $10,484        $11,358
31-Oct-01         $10,599        $11,574
30-Nov-01         $11,614        $12,462
31-Dec-01         $11,507        $12,571
31-Jan-02         $11,284        $12,388
28-Feb-02         $11,218        $12,149
31-Mar-02         $11,911        $12,606
30-Apr-02         $11,779        $11,842
31-May-02         $11,787        $11,754
30-Jun-02         $11,144        $10,917
31-Jul-02         $10,261        $10,066
31-Aug-02         $10,467        $10,132
30-Sep-02         $ 9,379        $ 9,031
31-Oct-02         $ 9,907        $ 9,826
30-Nov-02         $10,286        $10,404
31-Dec-02         $ 9,750        $ 9,793
31-Jan-03         $ 9,601        $ 9,537
28-Feb-03         $ 9,502        $ 9,394
31-Mar-03         $ 9,676        $ 9,485
30-Apr-03         $10,575        $10,265
31-May-03         $11,367        $10,806
30-Jun-03         $11,672        $10,944
31-Jul-03         $11,622        $11,137
31-Aug-03         $11,820        $11,354
30-Sep-03         $11,655        $11,233
31-Oct-03         $12,315        $11,869
30-Nov-03         $12,645        $11,973
31-Dec-03         $12,991        $12,600
31-Jan-04         $12,934        $12,832
29-Feb-04         $13,148        $13,010
31-Mar-04         $13,123        $12,813
30-Apr-04         $12,818        $12,613
31-May-04         $12,892        $12,786
30-Jun-04         $12,843        $13,034
31-Jul-04         $12,150        $12,603
31-Aug-04         $12,398        $12,654
30-Sep-04         $12,472        $12,791
31-Oct-04         $12,488        $12,986
30-Nov-04         $13,074        $13,511
31-Dec-04         $13,849        $13,971
31-Jan-05         $13,222        $13,631
28-Feb-05         $13,363        $13,918
31-Mar-05         $13,222        $13,671
30-Apr-05         $13,140        $13,412
31-May-05         $13,610        $13,838
30-Jun-05         $13,503        $13,858
31-Jul-05         $13,932        $14,373
31-Aug-05         $13,882        $14,242
30-Sep-05         $14,031        $14,357
31-Oct-05         $13,684        $14,118
30-Nov-05         $14,287        $14,652
31-Dec-05         $14,347        $14,657
31-Jan-06         $14,845        $15,045
28-Feb-06         $14,695        $15,086
31-Mar-06         $14,977        $15,274
30-Apr-06         $15,226        $15,479
31-May-06         $14,695        $15,033
30-Jun-06         $14,778        $15,054
31-Jul-06         $14,629        $15,146
31-Aug-06         $15,060        $15,507
30-Sep-06         $15,450        $15,906
31-Oct-06         $16,106        $16,425

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE
FOCUSED GROWTH AND    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
INCOME PORTFOLIO      RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return         10.94%     17.69%      12.92%     16.92%      15.87%     16.87%
5 Year Return          7.45%     51.95%       7.72%     47.04%       8.01%     47.00%
10 Year Return          N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*       5.41%     70.85%       5.48%     62.07%       5.39%     60.83%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

@ Returns of Class A shares have replaced the returns of Class B shares in the Graph because Class A currently has the largest amount of net assets of any Class of the Portfolio.

For the 12 month period ended October 31, 2006, the Focused Growth and Income Portfolio Class A returned 10.94% compared to 16.34% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO CLASS A returned 25.66% (excluding sales charge) for the 12 months ended October 31, 2006. While the Portfolio produced impressive absolute gains, it lagged on a relative basis its more broad-based benchmark, the MSCI EAFE Index, which posted a total return of 27.52% for the same period. The Portfolio did outperform the Lipper International Large-Cap Growth Funds category, representing its peer group, which gained 24.15% over the same period.*

International equity markets overall, as measured by the MSCI EAFE Index, outperformed the U.S. equity markets, as measured by the Russell 3000 Index. Substantial declines in energy and commodity prices and generally strong corporate profit reports bolstered international equity performance in the developed markets. Within the MSCI EAFE Index, strength abounded broadly--all ten sectors posted double-digit gains. Utilities, materials and financials were the strongest performing sectors in the Index, with returns of 42%, 39% and 34%, respectively. The energy sector was the worst performer, but still produced gains of approximately 12%.

For the Portfolio as a whole, overweighted allocations to the materials and consumer goods sectors helped its relative results, while an underweighted position in the financials sector hurt somewhat. From a country perspective, an overweighted exposure to Asia (excluding Japan) contributed positively to performance. However, underweighted allocations to the equity markets of Japan and the U.K. detracted, as these countries' markets performed well during the annual period. On an individual stock basis, Singapore's CapitaLand and Japan's Daiwa Securities Group, both financials holdings, and Germany's Bayerische Motoren Werke (BMW) in the consumer goods sector, were each strong performers for the fiscal year.

BELOW, JIM GENDELMAN, PORTFOLIO MANAGER AT MARSICO CAPITAL MANAGEMENT, LLC, DISCUSSES MARSICO'S PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

Stock selection was the primary factor contributing to our portion of the Portfolio's performance. Individual holdings that boosted relative results included America Movil SA de CV, a Mexico-headquartered provider of mobile communications services in Latin America. Singapore's real estate developer and management company CapitaLand, Hong Kong's luxury hotel operator Shangri-La Asia, and Canada's retailer Shoppers Drug Mart also helped performance for the annual period. While sector weightings are primarily a residual of our stock selection process, maintaining no exposure to energy, which was the weakest-performing sector in the MSCI EAFE Index during the period, and having an overweighted position in the strong real estate industry contributed positively to our portion of the Portfolio's relative results.

Conversely, France's luxury goods company LVMH Moet Hennessy Louis Vuitton's share price declined modestly, the worst performer in our portion of the Portfolio during the period held. From a broader perspective, having overweighted positions in the comparatively weak consumer durables & apparel industry and telecommunications services sector detracted from performance. Also hurting our portion of the Portfolio's relative results was maintaining no exposure to the strong performance of the utilities sector and banking industry.

Country weightings typically are the result of our bottom-up stock selection process. As of October 31, 2006, our portion of the Portfolio's largest country-level allocations were in Switzerland, France and the United Kingdom, and such positioning had a modest negative effect on performance results for the annual period. For the fiscal year as a whole, fluctuations in currency exchange rates also detracted modestly from relative returns.

----------
* The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused International Equity Portfolio Class A shares would be valued at $18,461. The same amount invested in securities mirroring the performance of the MSCI EAFE Index would be valued at $19,731.

                                    [CHART]

            FOCUSED INTERNATIONAL   MSCI EAFE
               EQUITY CLASS A#        INDEX
            ---------------------   ---------
 1-Nov-01          $ 9,427           $10,000
30-Nov-01          $10,000           $10,369
31-Dec-01          $10,294           $10,430
31-Jan-02          $ 9,932           $ 9,876
28-Feb-02          $10,091           $ 9,945
31-Mar-02          $10,777           $10,483
30-Apr-02          $11,056           $10,553
31-May-02          $11,124           $10,686
30-Jun-02          $10,739           $10,261
31-Jul-02          $ 9,585           $ 9,248
31-Aug-02          $ 9,540           $ 9,227
30-Sep-02          $ 8,967           $ 8,236
31-Oct-02          $ 9,057           $ 8,679
30-Nov-02          $ 9,419           $ 9,073
31-Dec-02          $ 9,125           $ 8,768
31-Jan-03          $ 8,899           $ 8,402
28-Feb-03          $ 8,469           $ 8,209
31-Mar-03          $ 8,318           $ 8,048
30-Apr-03          $ 9,170           $ 8,836
31-May-03          $ 9,698           $ 9,372
30-Jun-03          $ 9,849           $ 9,598
31-Jul-03          $ 9,977           $ 9,831
31-Aug-03          $10,302           $10,068
30-Sep-03          $10,633           $10,378
31-Oct-03          $11,176           $11,025
30-Nov-03          $11,531           $11,270
31-Dec-03          $12,196           $12,151
31-Jan-04          $12,393           $12,323
29-Feb-04          $12,643           $12,607
31-Mar-04          $12,704           $12,678
30-Apr-04          $12,264           $12,391
31-May-04          $12,204           $12,433
30-Jun-04          $12,643           $12,705
31-Jul-04          $11,999           $12,293
31-Aug-04          $11,984           $12,347
30-Sep-04          $12,295           $12,670
31-Oct-04          $12,552           $13,102
30-Nov-04          $13,189           $13,997
31-Dec-04          $13,742           $14,611
31-Jan-05          $13,347           $14,343
28-Feb-05          $13,806           $14,963
31-Mar-05          $13,370           $14,587
30-Apr-05          $13,228           $14,244
31-May-05          $13,481           $14,251
30-Jun-05          $13,742           $14,440
31-Jul-05          $14,209           $14,882
31-Aug-05          $14,652           $15,258
30-Sep-05          $14,992           $15,938
31-Oct-05          $14,692           $15,473
30-Nov-05          $14,961           $15,851
31-Dec-05          $15,680           $16,589
31-Jan-06          $16,673           $17,607
28-Feb-06          $16,655           $17,568
31-Mar-06          $17,186           $18,147
30-Apr-06          $17,845           $19,014
31-May-06          $17,289           $18,275
30-Jun-06          $17,083           $18,274
31-Jul-06          $17,083           $18,455
31-Aug-06          $17,623           $18,963
30-Sep-06          $17,871           $18,992
31-Oct-06          $18,461           $19,731

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
FOCUSED              AVERAGE                AVERAGE                AVERAGE
INTERNATIONAL         ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
EQUITY PORTFOLIO      RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return         18.45%     25.66%      20.78%     24.78%      23.83%     24.83%
5 Year Return           N/A        N/A         N/A        N/A         N/A        N/A
10 Year Return          N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*      13.05%     95.84%      13.42%     89.66%      13.64%     89.43%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 11/01/01; Class B 11/01/01; Class C 11/01/01.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused International Equity Portfolio Class A returned 18.45% compared to 27.52% for the MSCI EAFE Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED TECHNOLOGY PORTFOLIO CLASS A returned 0.64% (excluding sales charge) for the 12 months ended October 31, 2006. This underperformed the Portfolio's benchmark, the NASDAQ 100 Index, which posted a total return of 10.22% for the same period. The Portfolio also underperformed the Lipper Science & Technology Funds category, representing its peer group, which advanced 10.21% over the same period.*

Internet and technology-related stocks experienced strong gains at the end of 2005, a trend that continued into the start of 2006. Such strength was due, in large part, to revenue and earnings growth that was significantly greater than that of both the overall economy and the broader equity market. Attractive valuations across the technology sector and the growing importance of the Internet, information technology and digital media to consumers and businesses around the world also supported the sector during these months. The Portfolio's large-cap leaning, however, limited upside during this rally, when lower-quality stocks were favored. Then, the broad equity market turned downward in early May, erasing most of the gains it had achieved since November 2005. While the sell-off was broad-based, investors particularly sold stocks they perceived to be riskier investments, including companies in the Internet, communications and technology industries. Still, the technology sector remained attractive, with data points and trends demonstrating that the Internet and other technologies continue to become increasingly ingrained in our business and personal lives.

For the Portfolio as a whole, positions in computer hardware, computer software and Internet content companies detracted most from performance. For example, computer hardware manufacturer Marvell Technology, technology device manufacturer Energy Conversion Devices, and Internet content provider Yahoo! each were poor performers during the annual period.

BELOW, MICHAEL LIPPERT AND TEAM, PORTFOLIO MANAGERS AT BAMCO, INC., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD. MICHAEL LIPPERT REPLACED MITCHELL RUBIN WITHIN BAMCO, INC. AS MANAGER FOR THIS SLEEVE OF THE PORTFOLIO ON MARCH 3, 2006.

Within the technology sector, our portion of the Portfolio's investments in the Internet media, communications infrastructure and e-financial areas performed well. Positions in enterprise hardware, e-commerce and advertising services detracted.

On a stock-specific basis, Equinix, a leading global provider of network-neutral data centers and Internet-exchange services, was the strongest performer in our portion of the Portfolio. The demand for Equinix's services was robust, driven by, among other factors, the growth in digital media and the shift to web-based software applications. Cellular tower operator American Tower was another strong performer for our portion of the Portfolio. As cellular operators continue to add cell sites to their networks, American Tower has experienced strong demand for tower space. Online broker and bank E*Trade was another positive contributor to relative results. E*Trade appeared to have benefited from growth in assets held by the mass affluent demographic as well as innovative products, such as Cash Optimizer, which has enabled the company to attract significant cash deposits.

Conversely, stock photo provider Getty Images was the worst performer in our portion of the Portfolio. Due to increased competition from traditional stock-photo players and the growth of lower-priced subscription and micro-payment stock photo business models on the Internet, Getty Images experienced slowing growth in its creative stills business and was forced to lower 2006 revenue and profit guidance several times. E-commerce auction leader eBay was also a weak performer. The company experienced slowed growth in its core U.S. auction business, which has been hurt by competition from new Google services and by increased competition in certain Asian markets. Enterprise hardware producer Dell was also a poor performer. Dell was hurt during the period by a slowdown in computer purchases by enterprise customers and a shift in market demand toward consumer laptops, an area where Dell's structural cost advantages and direct distribution model are less meaningful. We continued to hold Getty Images and eBay based on our view of their forward-looking prospects, but we decided to sell our portion of the Portfolio's position in Dell given the challenges it faces. At the same time, we took advantage of the market's volatility and weakness during the second half of the fiscal year to add to positions in those technology-related companies that we believe to be attractive long-term investments.

----------
* The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Technology Portfolio Class A shares would be valued at $4,713. The same amount invested in securities mirroring the performance of the NASDAQ 100 Index would be valued at $5,383.

                                    [CHART]

            FOCUSED TECHNOLOGY   NASDAQ 100
                 CLASS A#@          INDEX
            ------------------   ----------
22-May-00         $ 9,427          $10,000
31-May-00         $ 9,917          $10,182
30-Jun-00         $12,572          $11,529
31-Jul-00         $12,353          $11,056
31-Aug-00         $14,623          $12,491
30-Sep-00         $13,597          $10,938
31-Oct-00         $11,704          $10,055
30-Nov-00         $ 8,069          $ 7,679
31-Dec-00         $ 8,318          $ 7,174
31-Jan-01         $ 8,462          $ 7,944
28-Feb-01         $ 5,769          $ 5,847
31-Mar-01         $ 4,412          $ 4,820
30-Apr-01         $ 5,347          $ 5,684
31-May-01         $ 5,113          $ 5,515
30-Jun-01         $ 4,872          $ 5,608
31-Jul-01         $ 4,163          $ 5,159
31-Aug-01         $ 3,439          $ 4,504
30-Sep-01         $ 2,572          $ 3,581
31-Oct-01         $ 2,979          $ 4,183
30-Nov-01         $ 3,492          $ 4,892
31-Dec-01         $ 3,673          $ 4,834
31-Jan-02         $ 3,514          $ 4,752
28-Feb-02         $ 3,024          $ 4,167
31-Mar-02         $ 3,348          $ 4,454
30-Apr-02         $ 2,843          $ 3,916
31-May-02         $ 2,624          $ 3,705
30-Jun-02         $ 2,353          $ 3,224
31-Jul-02         $ 2,210          $ 2,951
31-Aug-02         $ 2,172          $ 2,890
30-Sep-02         $ 1,900          $ 2,553
31-Oct-02         $ 2,104          $ 3,035
30-Nov-02         $ 2,451          $ 3,424
31-Dec-02         $ 2,074          $ 3,020
31-Jan-03         $ 2,097          $ 3,016
28-Feb-03         $ 2,119          $ 3,100
31-Mar-03         $ 2,157          $ 3,127
30-Apr-03         $ 2,451          $ 3,396
31-May-03         $ 2,851          $ 3,679
30-Jun-03         $ 3,002          $ 3,690
31-Jul-03         $ 3,122          $ 3,922
31-Aug-03         $ 3,318          $ 4,120
30-Sep-03         $ 3,288          $ 4,005
31-Oct-03         $ 3,703          $ 4,354
30-Nov-03         $ 3,620          $ 4,379
31-Dec-03         $ 3,748          $ 4,514
31-Jan-04         $ 3,944          $ 4,592
29-Feb-04         $ 3,929          $ 4,523
31-Mar-04         $ 3,937          $ 4,425
30-Apr-04         $ 3,793          $ 4,312
31-May-04         $ 4,042          $ 4,513
30-Jun-04         $ 4,080          $ 4,668
31-Jul-04         $ 3,695          $ 4,311
31-Aug-04         $ 3,529          $ 4,216
30-Sep-04         $ 3,763          $ 4,352
31-Oct-04         $ 4,042          $ 4,580
30-Nov-04         $ 4,299          $ 4,844
31-Dec-04         $ 4,502          $ 4,999
31-Jan-05         $ 4,140          $ 4,686
28-Feb-05         $ 4,080          $ 4,664
31-Mar-05         $ 3,937          $ 4,576
30-Apr-05         $ 3,808          $ 4,386
31-May-05         $ 4,261          $ 4,766
30-Jun-05         $ 4,261          $ 4,615
31-Jul-05         $ 4,442          $ 4,960
31-Aug-05         $ 4,434          $ 4,891
30-Sep-05         $ 4,623          $ 4,953
31-Oct-05         $ 4,683          $ 4,884
30-Nov-05         $ 4,955          $ 5,176
31-Dec-05         $ 4,985          $ 5,094
31-Jan-06         $ 5,151          $ 5,298
28-Feb-06         $ 4,992          $ 5,178
31-Mar-06         $ 5,128          $ 5,281
30-Apr-06         $ 5,143          $ 5,273
31-May-06         $ 4,698          $ 4,901
30-Jun-06         $ 4,585          $ 4,888
31-Jul-06         $ 4,314          $ 4,685
31-Aug-06         $ 4,510          $ 4,908
30-Sep-06         $ 4,668          $ 5,139
31-Oct-06         $ 4,713          $ 5,383

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE
FOCUSED MULTI-CAP     ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
VALUE PORTFOLIO       RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return         (5.16)%     0.64%      (4.00)%     0.00%      (1.16)%    (0.17)%
5 Year Return          8.33%     58.23%       8.58%     52.93%       8.92%     53.32%
10 Year Return          N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*     (11.02)%   (50.00)%    (10.74)%   (51.92)%    (10.74)%   (51.92)%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 05/22/00; Class B 05/22/00; Class C 05/22/00.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

@ Returns of Class A shares have replaced the returns of Class B shares in the Graph because Class A currently has the largest amount of net assets of any Class of the Portfolio.

For the 12 month period ended October 31, 2006, the Focused Technology Portfolio Class A returned (5.16)% compared to 10.22% for the NASDAQ 100 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

FOCUSED DIVIDEND STRATEGY PORTFOLIO CLASS A returned 17.22% (excluding sales charge) for the 12 months ended October 31, 2006. This outperformed the Portfolio's first benchmark, the S&P 500 Index, which returned 16.34%, but lagged its other more broad-based and more value-oriented benchmark, the Russell 1000 Value Index, which posted a total return of 21.46% for the same period. The Portfolio also significantly outperformed the Lipper Multi-Cap Core Funds category, representing its peer group, which advanced 14.50% over the same period.*

Most major domestic equity indices appreciated during the fiscal year ended October 31, 2006, but investors still faced many challenges. During the first half of the annual period, U.S. stock indices posted broad-based gains. The economy continued to expand even though investors became increasingly concerned about the potential effects of higher energy prices, a weakening housing market and inflation. Despite a backdrop of a healthy, though slowing, economy, the equity markets became distressed in the spring of 2006. Concerns over corporate earnings prospects and heightened inflation and geopolitical fears dampened investor sentiment. Crude oil prices neared a record $77 per barrel, and there was a possibility of war breaking out on a second front in the Middle East. By the end of the summer, a pause in the Federal Reserve Board's tightening cycle and a downward slide in oil prices helped lift U.S. equities to new highs. This equity market rally continued through October. All told, large-cap stocks appreciated over the 12 months, but their results lagged the returns generated by the small-cap and mid-cap categories. The S&P 500 Index generated strong absolute returns, led by the telecommunications services, materials and financials sectors. Information technology was the worst performing sector. Overall, value stocks outperformed growth stocks across the capitalization spectrum.

BELOW, BRENDAN VOEGE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT CORP., DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD. BRENDAN VOEGE REPLACED PAUL MA WITHIN AIG SUNAMERICA ASSET MANAGEMENT AS MANAGER FOR THIS PORTFOLIO ON SEPTEMBER 12, 2006.

The Portfolio is a quantitative fund that employs a "buy and hold" strategy with up to 30 of the highest dividend yielding large-cap stocks selected monthly from the Dow Jones Industrial Average and broader U.S. equity market. In selecting stocks, we take into consideration the following factors: 1) dividend yield; 2) quality as defined by high sales/earnings growth; 3) good valuation as defined by low price to book, price to earnings, price to cash flow, and enterprise value to earnings before interest taxes depreciation and amortization (EBITDA);
4) good momentum as defined by relative strength, positive earnings surprise and positive return on equity; and 5) mispricings as defined by overselling/buying, assets unaccounted for by the market, extra merger and acquisition value, probability of earnings disappointment, and money flow. The Portfolio holds each stock in approximately equal percentage of its net assets, though due to changes in the market value of the stocks, it is likely that the weighting of the stocks held will fluctuate throughout the course of each month.

The Portfolio's quantitative model seeks out individual stocks paying above-market-average dividend yields that meet its criteria. That said, the Portfolio's stock selection in the information technology sector, particularly hardware and equipment companies, helped its relative results most. Security selection in the energy and consumer staples sectors proved beneficial as well. An overweighted position in industrials and an underweighted exposure to consumer discretionary further helped the Portfolio's relative performance. The top-performing individual stocks for the Portfolio during the annual period included Pacific-Ethanol, a company engaged in the transportation, storage and delivery of ethanol; Rockwell Automation, a global provider of industrial automation power, control and information products; MEMC Electronic Materials, a manufacturer of silicon wafers; AT&T, a telecommunications services provider; and Broadcom, a manufacturer of semiconductors for wired and wireless communications.

On the other hand, security selection in the financial and health care sectors and an underweighted position in the information technology sector detracted. The primary individual stock detractors were United Rentals, an equipment rental company; Manitowoc and Trinity Industries, both diversified industrial manufacturers; QUALCOMM, a manufacturer of wireless telecommunications products and services; and IndyMac Bancorp, a thrift and mortgage bank.

Portfolio holdings that commanded the highest dividend rates included New Century Financial, Avis Budget Group, Precision Drilling Trust, Southern Copper and Phelps Dodge.

----------
* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Dividend Strategy Portfolio Class A shares would be valued at $13,030. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $14,074.

                                    [CHART]

             FOCUSED DIVIDEND   S&P 500
            STRATEGY CLASS A#    INDEX
            -----------------   -------
 8-Jun-98        $ 9,427        $10,000
30-Jun-98        $ 9,201        $10,170
31-Jul-98        $ 9,020        $10,062
31-Aug-98        $ 7,971        $ 8,609
30-Sep-98        $ 8,341        $ 9,161
31-Oct-98        $ 8,929        $ 9,905
30-Nov-98        $ 9,306        $10,505
31-Dec-98        $ 9,420        $11,110
31-Jan-99        $ 9,100        $11,575
28-Feb-99        $ 8,757        $11,215
31-Mar-99        $ 8,704        $11,664
30-Apr-99        $ 9,840        $12,116
31-May-99        $ 9,725        $11,830
30-Jun-99        $10,053        $12,486
31-Jul-99        $ 9,763        $12,097
31-Aug-99        $ 9,573        $12,037
30-Sep-99        $ 9,047        $11,707
31-Oct-99        $ 9,298        $12,448
30-Nov-99        $ 8,849        $12,701
31-Dec-99        $ 8,721        $13,449
31-Jan-00        $ 8,134        $12,773
29-Feb-00        $ 7,242        $12,531
31-Mar-00        $ 7,828        $13,757
30-Apr-00        $ 8,110        $13,343
31-May-00        $ 8,295        $13,070
30-Jun-00        $ 7,539        $13,392
31-Jul-00        $ 7,587        $13,183
31-Aug-00        $ 7,957        $14,001
30-Sep-00        $ 7,772        $13,262
31-Oct-00        $ 8,262        $13,206
30-Nov-00        $ 8,118        $12,165
31-Dec-00        $ 8,898        $12,224
31-Jan-01        $ 9,054        $12,658
28-Feb-01        $ 8,947        $11,504
31-Mar-01        $ 8,692        $10,775
30-Apr-01        $ 9,202        $11,613
31-May-01        $ 9,407        $11,690
30-Jun-01        $ 9,325        $11,406
31-Jul-01        $ 9,506        $11,294
31-Aug-01        $ 9,341        $10,587
30-Sep-01        $ 8,553        $ 9,732
31-Oct-01        $ 8,733        $ 9,917
30-Nov-01        $ 9,473        $10,678
31-Dec-01        $ 9,582        $10,772
31-Jan-02        $ 9,607        $10,614
28-Feb-02        $ 9,967        $10,410
31-Mar-02        $10,226        $10,801
30-Apr-02        $10,009        $10,146
31-May-02        $10,234        $10,072
30-Jun-02        $ 9,708        $ 9,354
31-Jul-02        $ 9,055        $ 8,625
31-Aug-02        $ 9,181        $ 8,682
30-Sep-02        $ 8,119        $ 7,738
31-Oct-02        $ 8,771        $ 8,419
30-Nov-02        $ 9,223        $ 8,915
31-Dec-02        $ 8,907        $ 8,391
31-Jan-03        $ 8,310        $ 8,172
28-Feb-03        $ 8,037        $ 8,049
31-Mar-03        $ 8,040        $ 8,127
30-Apr-03        $ 8,700        $ 8,796
31-May-03        $ 9,188        $ 9,259
30-Jun-03        $ 9,188        $ 9,377
31-Jul-03        $ 9,352        $ 9,543
31-Aug-03        $ 9,567        $ 9,728
30-Sep-03        $ 9,312        $ 9,625
31-Oct-03        $ 9,797        $10,170
30-Nov-03        $10,005        $10,259
31-Dec-03        $10,650        $10,797
31-Jan-04        $10,702        $10,995
29-Feb-04        $10,946        $11,147
31-Mar-04        $10,767        $10,979
30-Apr-04        $10,916        $10,807
31-May-04        $10,881        $10,955
30-Jun-04        $11,089        $11,168
31-Jul-04        $10,728        $10,799
31-Aug-04        $10,860        $10,842
30-Sep-04        $10,811        $10,960
31-Oct-04        $10,846        $11,127
30-Nov-04        $11,217        $11,577
31-Dec-04        $11,640        $11,971
31-Jan-05        $11,276        $11,680
28-Feb-05        $11,515        $11,925
31-Mar-05        $11,408        $11,714
30-Apr-05        $11,230        $11,492
31-May-05        $11,345        $11,857
30-Jun-05        $11,177        $11,874
31-Jul-05        $11,311        $12,316
31-Aug-05        $11,096        $12,203
30-Sep-05        $11,062        $12,302
31-Oct-05        $11,116        $12,097
30-Nov-05        $11,575        $12,555
31-Dec-05        $11,892        $12,559
31-Jan-06        $12,797        $12,891
28-Feb-06        $12,571        $12,926
31-Mar-06        $13,014        $13,087
30-Apr-06        $13,295        $13,263
31-May-06        $12,607        $12,881
30-Jun-06        $12,480        $12,899
31-Jul-06        $12,571        $12,978
31-Aug-06        $12,399        $13,287
30-Sep-06        $12,529        $13,629
31-Oct-06        $13,030        $14,074

                            CLASS A                CLASS B               CLASS C++
                     ------------------------------------------------------------------
                     AVERAGE                AVERAGE                AVERAGE
FOCUSED DIVIDEND      ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE
STRATEGY PORTFOLIO    RETURN     RETURN+     RETURN     RETURN+     RETURN     RETURN+
---------------------------------------------------------------------------------------
1 Year Return         10.50%     17.22%      12.42%     16.42%      15.42%     16.42%
5 Year Return          7.05%     49.20%       7.35%     44.57%       7.65%     44.57%
10 Year Return          N/A        N/A         N/A        N/A         N/A        N/A
Since Inception*       3.20%     38.22%       3.27%     31.05%       3.24%     30.72%

+ Cumulative Returns do not include sales load. If sales load had been included, the Return would have been lower.

*    Inception date: Class A 06/08/98; Class B 06/08/98; Class C 06/08/98.

# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Portfolio.

++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2006, the Focused Dividend Strategy Portfolio Class A returned 10.50% compared to 16.34% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

----------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A 5.75%, CLASS B 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C 1.00% CDSC. THE PORTFOLIO'S DAILY NET ASSETS VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT www.sunamericafunds.com.

[AIG LOGO] Sunamerica Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES
   SAMUEL M. EISENSTAT
   PETER A. HARBECK
   DR. JUDITH L. CRAVEN
   WILLIAM F. DEVIN
   STEPHEN J. GUTMAN
   JEFFREY S. BURUM
   WILLIAM J. SHEA

OFFICERS
   VINCENT M. MARRA, PRESIDENT AND CHIEF EXECUTIVE OFFICER DONNA M. HANDEL, TREASURER
   JAMES NICHOLS, VICE PRESIDENT
   STEVEN SCHOEPKE, VICE PRESIDENT
   CYNTHIA GIBBONS, VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER GREGORY N. BRESSLER, CHIEF LEGAL OFFICER AND SECRETARY
   NORI L. GABERT, VICE PRESIDENT AND ASSISTANT SECRETARY KATHLEEN FUENTES, ASSISTANT SECRETARY
   COREY A. ISSING, ASSISTANT SECRETARY
   GREGORY R. KINGSTON, VICE PRESIDENT AND ASSISTANT TREASURER

INVESTMENT ADVISER
   AIG SUNAMERICA ASSET MANAGEMENT CORP.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

DISTRIBUTOR
   AIG SUNAMERICA CAPITAL SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

SHAREHOLDER SERVICING AGENT
   AIG SUNAMERICA FUND SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

CUSTODIAN AND TRANSFER AGENT
   STATE STREET BANK AND TRUST COMPANY
   P.O. BOX 419572
   KANSAS CITY, MO 64141-6572

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Portfolio which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS

Information regarding how the SunAmerica Focused Portfolios voted proxies relating to securities held in the SunAmerica Focused Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

THE AIG SUNAMERICA FOCUSED PORTFOLIOS

STYLE-SPECIFIC FOCUSED PORTFOLIOS
An Institutional Approach to Retail Investing
Focused Large-Cap Value
        Logo
Focused Mid-Cap Value
        Logo
Focused Small-Cap Value
        Logo
Focused Growth and Income
        Logo
Focused Large-Cap Growth
        Logo
Focused Mid-Cap Growth
        Logo
Focused Small-Cap Growth
        Logo

OTHER FOCUSED PORTFOLIOS

FOCUSED DIVIDEND STRATEGY
     AIG SunAmerica Asset Management

FOCUSED VALUE*
     Third Avenue Management
     Northern Trust Investments
     JPMorgan Asset Management

FOCUSED GROWTH*
     Janus
     Thornburg Investment Management
     AIG SunAmerica Asset Management

FOCUSED INTERNATIONAL EQUITY
     Marisco Capital Management
     Oakmark Funds (Harris Associates)
     Henderson Global Investors

FOCUSED TECHNOLOGY
     RCM Capital Management
     BAMCO, Inc. ("Baron")
     AIG SunAmerica Asset Management

All managers as of December 1, 2006

* As of November 21, 2006, the names of the Focused Multi-Cap Growth Portfolio and Focused Multi-Cap Value Portfolio were changed to Focused Growth Portfolio and Focused Value Portfolio, respectively.

DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311
800-858-8850 X6003
www.sunamericafunds.com

                                                                    [AIG LOGO]
                                                                    SunAmerica
                                                                    Mutual Funds

[AIG LOGO]
SunAmerica
Mutual Funds

DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ANY MUTUAL FUND BEFORE INVESTING. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER OR FROM THE AIG SUNAMERICA SALES DESK AT 800-858-8850, EXT. 6003. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

www.sunamericafunds.com

FOANN-10/06

Item 2.  Code of Ethics

         The SunAmerica Focused Series, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Directors has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to
         Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                 2005       2006
         (a) Audit Fees                        $288,883   $304,071
         (b) Audit-Related Fees                $ 81,493   $      0
         (c) Tax Fees                          $160,505   $173,380
         (d) All Other Fees                    $      0   $      0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                                 2005       2006
         (a) Audit Fees                        $      0   $      0
         (b) Audit-Related Fees                $      0   $      0
         (c) Tax Fees                          $      0   $      0
         (d) All Other Fees                    $      0   $      0

    (e) (1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non- audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.

         (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2006 and 2005 were $173,380 and $241,998, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.


By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: January 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: January 8, 2007


By: /s/ Donna M. Handel
    --------------------
    Donna M. Handel
    Treasurer

Date: January 8, 2007